UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco American Franchise Fund
Class A: VAFAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class A)	$48	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco American Franchise Fund
Class C: VAFCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class C)	$86	1.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco American Franchise Fund
Class R: VAFRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R)	$61	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco American Franchise Fund
Class Y: VAFIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class Y)	$35	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco American Franchise Fund
Class R5: VAFNX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R5)	$35	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco American Franchise Fund
Class R6: VAFFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R6)	$31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$16,351,775,542
Total number of portfolio holdings	60
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.56%
Amazon.com, Inc.	7.90%
Microsoft Corp.	6.49%
Meta Platforms, Inc., Class A	6.16%
Apple, Inc.	5.38%
Alphabet, Inc., Class A	3.92%
Broadcom, Inc.	3.88%
Visa, Inc., Class A	2.77%
Netflix, Inc.	2.75%
Intuitive Surgical, Inc.	2.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Large Cap Fund
Class A: OPTFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class A)	$47	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Large Cap Fund
Class C: OTFCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class C)	$86	1.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Large Cap Fund
Class R: OTCNX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R)	$60	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Large Cap Fund
Class Y: OTCYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class Y)	$35	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Large Cap Fund
Class R5: CPTUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R5)	$35	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Large Cap Fund
Class R6: OPTIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R6)	$31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,649,951,542
Total number of portfolio holdings	59
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.29%
Amazon.com, Inc.	7.96%
Meta Platforms, Inc., Class A	6.17%
Microsoft Corp.	6.07%
Apple, Inc.	5.27%
Broadcom, Inc.	3.60%
Alphabet, Inc., Class C	3.53%
Netflix, Inc.	3.05%
Boston Scientific Corp.	2.66%
KKR & Co., Inc., Class A	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Core Plus Bond Fund
Class A: ACPSX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class A)	$36	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Core Plus Bond Fund
Class C: CPCFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class C)	$74	1.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Core Plus Bond Fund
Class R: CPBRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R)	$49	0.98%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Core Plus Bond Fund
Class Y: CPBYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class Y)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Core Plus Bond Fund
Class R5: CPIIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R5)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Core Plus Bond Fund
Class R6: CPBFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R6)	$21	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,449,223,910
Total number of portfolio holdings	1,630
Portfolio turnover rate	255%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.50%, 03/01/2055	5.14%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2055	4.61%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2055	3.44%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2055	3.20%
U.S. Treasury Notes, 4.63%, 02/15/2035	2.52%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 03/01/2055	2.46%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.43%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.18%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2055	1.60%
Government National Mortgage Association, TBA, 5.00%, 03/01/2055	1.55%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Fund
Class A: OPOCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class A)	$50	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Fund
Class C: ODICX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class C)	$87	1.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Fund
Class R: ODINX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R)	$63	1.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Fund
Class Y: ODIYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class Y)	$38	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Fund
Class R5: DIGGX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R5)	$35	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Discovery Fund
Class R6: ODIIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R6)	$32	0.64%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,755,638,924
Total number of portfolio holdings	105
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	2.70%
CyberArk Software Ltd.	2.23%
Celestica, Inc.	2.15%
StepStone Group, Inc., Class A	2.14%
Encompass Health Corp.	2.05%
Evercore, Inc., Class A	2.00%
Duolingo, Inc.	1.80%
Clearwater Analytics Holdings, Inc., Class A	1.75%
Casella Waste Systems, Inc., Class A	1.71%
Q2 Holdings, Inc.	1.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equally-Weighted S&P 500 Fund
Class A: VADAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class A)	$27	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equally-Weighted S&P 500 Fund
Class C: VADCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class C)	$64	1.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equally-Weighted S&P 500 Fund
Class R: VADRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class R)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equally-Weighted S&P 500 Fund
Class Y: VADDX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class Y)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equally-Weighted S&P 500 Fund
Class R6: VADFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class R6)	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$6,930,463,665
Total number of portfolio holdings	508
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	0.28%
CVS Health Corp.	0.26%
Uber Technologies, Inc.	0.25%
Gilead Sciences, Inc.	0.25%
General Electric Co.	0.25%
Philip Morris International, Inc.	0.25%
Globe Life, Inc.	0.25%
Abbott Laboratories	0.25%
Exelon Corp.	0.24%
AbbVie, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equity and Income Fund
Class A: ACEIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class A)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equity and Income Fund
Class C: ACERX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class C)	$76	1.50%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equity and Income Fund
Class R: ACESX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R)	$51	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equity and Income Fund
Class Y: ACETX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class Y)	$25	0.50%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equity and Income Fund
Class R5: ACEKX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R5)	$24	0.47%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equity and Income Fund
Class R6: IEIFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R6)	$20	0.40%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$12,647,726,636
Total number of portfolio holdings	366
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.87%
U.S. Treasury Notes, 4.25%, 01/31/2030	2.71%
U.S. Treasury Notes, 4.13%, 01/31/2027	2.48%
Bank of America Corp.	2.31%
U.S. Treasury Notes, 4.25%, 02/15/2028	1.82%
U.S. Treasury Notes, 4.38%, 01/31/2032	1.65%
Johnson Controls International PLC	1.53%
Amazon.com, Inc.	1.52%
Parker-Hannifin Corp.	1.34%
Microsoft Corp.	1.30%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Floating Rate ESG Fund
Class A: AFRAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class A)	$58	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Floating Rate ESG Fund
Class C: AFRCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class C)	$84	1.66%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Floating Rate ESG Fund
Class R: AFRRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R)	$71	1.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Floating Rate ESG Fund
Class Y: AFRYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class Y)	$46	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Floating Rate ESG Fund
Class R5: AFRIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R5)	$45	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Floating Rate ESG Fund
Class R6: AFRFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R6)	$42	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,535,987,337
Total number of portfolio holdings	571
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.04%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	1.00%
V Global Holdings LLC, Term Loan, 10.20%, 12/22/2027	0.84%
Virgin Media 02 - LG, Term Loan Q, 7.68%, 01/31/2029	0.81%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	0.70%
My Alarm Center LLC, Class A	0.69%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.66%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	0.65%
W. R. Grace Holdings LLC, Term Loan, 7.58%, 09/22/2028	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	1.0%
BB+	1.2%
BB	8.3%
BB-	5.6%
B+	14.9%
B	24.3%
B-	19.0%
CCC+	6.2%
CCC	2.0%
CCC-	0.8%
CC	1.0%
C	0.4%
D	0.5%
Non-Rated	10.8%
Equity	4.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Income Fund
Class A: ASRAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class A)	$62	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Income Fund
Class C: ASRCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class C)	$99	2.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Income Fund
Class Y: ASRYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class Y)	$50	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Income Fund
Class R5: ASRIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class R5)	$44	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Global Real Estate Income Fund
Class R6: ASRFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class R6)	$41	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$391,914,935
Total number of portfolio holdings	91
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Welltower, Inc.	6.37%
Prologis, Inc.	5.44%
Simon Property Group, Inc.	5.27%
Equinix, Inc.	4.86%
Digital Realty Trust, Inc.	3.75%
Mitsui Fudosan Co. Ltd.	2.91%
Public Storage	2.51%
First Industrial Realty Trust, Inc.	2.31%
Kimco Realty Corp.	2.11%
Vornado Realty Trust	2.04%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Growth and Income Fund
Class A: ACGIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class A)	$39	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Growth and Income Fund
Class C: ACGKX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class C)	$77	1.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Growth and Income Fund
Class R: ACGLX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R)	$52	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Growth and Income Fund
Class Y: ACGMX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class Y)	$27	0.52%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Growth and Income Fund
Class R5: ACGQX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R5)	$25	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Growth and Income Fund
Class R6: GIFFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R6)	$22	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,190,187,328
Total number of portfolio holdings	103
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.32%
Bank of America Corp.	3.53%
Johnson Controls International PLC	2.37%
Amazon.com, Inc.	2.29%
Fiserv, Inc.	2.04%
Parker-Hannifin Corp.	2.03%
Johnson & Johnson	2.02%
Willis Towers Watson PLC	2.00%
Microsoft Corp.	1.95%
Philip Morris International, Inc.	1.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage U.S. Fund
Class A: SCAUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class A)	$57	1.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage U.S. Fund
Class C: SCCUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class C)	$95	1.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage U.S. Fund
Class R: SCRUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R)	$70	1.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage U.S. Fund
Class Y: SCAYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class Y)	$44	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage U.S. Fund
Investor Class: SCNUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Investor Class)	$57	1.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage U.S. Fund
Class R5: SCIUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R5)	$42	0.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage U.S. Fund
Class R6: SLESX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R6)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$194,916,944
Total number of portfolio holdings	385
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.64%
NVIDIA Corp.	2.96%
Microsoft Corp.	2.93%
Meta Platforms, Inc., Class A	2.86%
Alphabet, Inc., Class A	2.16%
Amazon.com, Inc.	1.62%
Berkshire Hathaway, Inc., Class B	1.44%
Johnson & Johnson	1.40%
JPMorgan Chase & Co.	1.34%
Broadcom, Inc.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco NASDAQ 100 Index Fund
Class R6: IVNQX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco NASDAQ 100 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ 100 Index Fund (Class R6)	$15	0.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$115,783,997
Total number of portfolio holdings	106
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	9.23%
NVIDIA Corp.	7.73%
Microsoft Corp.	7.45%
Amazon.com, Inc.	5.64%
Broadcom, Inc.	3.89%
Meta Platforms, Inc., Class A	3.68%
Costco Wholesale Corp.	2.89%
Tesla, Inc.	2.69%
Netflix, Inc.	2.61%
Alphabet, Inc., Class A	2.51%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Index Fund
Class A: SPIAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class A)	$28	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,576,113,181
Total number of portfolio holdings	508
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Index Fund
Class C: SPICX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class C)	$65	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,576,113,181
Total number of portfolio holdings	508
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Index Fund
Class Y: SPIDX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class Y)	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,576,113,181
Total number of portfolio holdings	508
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Index Fund
Class R6: SPISX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class R6)	$10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,576,113,181
Total number of portfolio holdings	508
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.10%
NVIDIA Corp.	5.95%
Microsoft Corp.	5.73%
Amazon.com, Inc.	3.86%
Meta Platforms, Inc., Class A	2.83%
Alphabet, Inc., Class A	1.93%
Berkshire Hathaway, Inc., Class B	1.83%
Broadcom, Inc.	1.81%
Alphabet, Inc., Class C	1.59%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Senior Floating Rate Fund
Class A: OOSAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class A)	$56	1.12%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Senior Floating Rate Fund
Class C: OOSCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class C)	$94	1.87%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Senior Floating Rate Fund
Class R: OOSNX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R)	$69	1.37%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Senior Floating Rate Fund
Class Y: OOSYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class Y)	$44	0.87%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Senior Floating Rate Fund
Class R5: SFRRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R5)	$42	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Senior Floating Rate Fund
Class R6: OOSIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R6)	$40	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,922,449,284
Total number of portfolio holdings	588
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	1.42%
Monitronics International, Inc., Term Loan B, 12.09%, 06/30/2028	1.03%
Spin Holdco, Inc., Term Loan, 8.71%, 03/04/2028	0.88%
Restoration Forest Products Group LLC	0.79%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan, 9.30%, 04/20/2028	0.70%
Trinseo Materials Operating S.C.A., Term Loan B, 12.79%, 05/03/2028	0.68%
Numericable-SFR S.A., Term Loan B-12, 8.37%, 01/31/2026	0.66%
GoTo Group, Inc. (LogMeIn), First Lien Term Loan, 9.19%, 04/30/2028	0.65%
Crown Finance US, Inc., Term Loan B, 9.56%, 12/02/2031	0.64%
Bausch and Lomb, Inc., Term Loan, 7.67%, 05/10/2027	0.63%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.9%
BB+	1.3%
BB	7.1%
BB-	7.1%
B+	11.8%
B	22.8%
B-	19.3%
CCC+	6.8%
CCC	2.0%
CCC-	0.9%
CC	1.7%
C	0.3%
D	0.9%
Non-Rated	10.5%
Equity	6.6%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration High Yield Municipal Fund
Class A: ISHAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class A)	$44	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration High Yield Municipal Fund
Class C: ISHCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class C)	$81	1.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration High Yield Municipal Fund
Class Y: ISHYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class Y)	$31	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration High Yield Municipal Fund
Class R5: ISHFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class R5)	$28	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Duration High Yield Municipal Fund
Class R6: ISHSX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class R6)	$28	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,266,621,173
Total number of portfolio holdings	657
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group), Series 2018, VRD RB, 1.45%, 05/01/2048	1.89%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.67%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.28%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.93%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.87%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.81%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	0.80%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.79%
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB, 5.00%, 11/15/2038	0.69%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Municipal Fund
Class A: ORSTX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class A)	$38	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,528,549,383
Total number of portfolio holdings	604
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Municipal Fund
Class Y: ORSYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class Y)	$25	0.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,528,549,383
Total number of portfolio holdings	604
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Municipal Fund
Class R6: STMUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class R6)	$21	0.43%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,528,549,383
Total number of portfolio holdings	604
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.31%
Tennessee Energy Acquisition Corp., Series 2018, RB, 4.00%, 11/01/2025	1.25%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.20%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.75%, 04/01/2042	0.84%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.82%
Black Belt Energy Gas District (The) (No. 4), Series 2019 A-1, RB, 4.00%, 12/01/2025	0.81%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.62%, 05/01/2031	0.75%
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB, 1.50%, 06/01/2027	0.75%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 5.00%, 12/01/2030	0.68%
Chandler (City of), AZ Industrial Development Authority (Intel Corp.), Series 2022-1, RB, 5.00%, 09/01/2027	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SMA Municipal Bond Fund
SMBMX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco SMA Municipal Bond Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA Municipal Bond Fund	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$12,037,199
Total number of portfolio holdings	44
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Main Street Natural Gas, Inc., Series 2023 A, RB, 5.00%, 06/01/2030	4.14%
Black Belt Energy Gas District (The) (Gas), Series 2022 F, RB, 5.25%, 12/01/2027	3.99%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation), Series 2016, Ref. RB, 5.00%, 07/15/2025	3.58%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	2.88%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.74%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.25%, 01/01/2042	2.72%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments), Series 2023 B, RB, 5.75%, 06/01/2025	2.33%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB, 5.25%, 11/01/2044	2.28%
Oneida Indian Nation, Series 2024 B, RB, 6.00%, 09/01/2043	2.28%
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB, 5.00%, 10/01/2044	2.26%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-AMFR-SAR-A
Invesco American Franchise Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco American Franchise Fund
Nasdaq:
A: VAFAX ■ C: VAFCX ■ R: VAFRX ■ Y: VAFIX ■ R5: VAFNX ■ R6: VAFFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.63%
Advertising–0.33%
Trade Desk, Inc. (The), Class A(b)	764,557	$53,763,648
Aerospace & Defense–1.30%
BAE Systems PLC (United Kingdom)	4,588,766	82,054,294
TransDigm Group, Inc.	95,574	130,668,773
		212,723,067
Application Software–7.01%
AppLovin Corp., Class A(b)	539,441	175,717,511
Atlassian Corp., Class A(b)	1,115,230	317,015,280
Datadog, Inc., Class A(b)	841,957	98,130,088
HubSpot, Inc.(b)	484,000	350,411,160
Salesforce, Inc.	688,740	205,141,209
		1,146,415,248
Asset Management & Custody Banks–4.71%
Blackstone, Inc., Class A	2,276,173	366,828,040
KKR & Co., Inc., Class A	2,977,081	403,662,413
		770,490,453
Automobile Manufacturers–1.87%
Tesla, Inc.(b)	1,042,020	305,291,020
Biotechnology–0.75%
AbbVie, Inc.	587,745	122,856,337
Broadline Retail–8.87%
Amazon.com, Inc.(b)	6,086,219	1,291,982,569
MercadoLibre, Inc. (Brazil)(b)	74,717	158,539,761
		1,450,522,330
Building Products–1.11%
Johnson Controls International PLC	2,122,338	181,799,473
Casinos & Gaming–1.65%
DraftKings, Inc., Class A(b)	1,776,442	77,914,746
Flutter Entertainment PLC (United Kingdom)(b)	684,225	191,986,693
		269,901,439
Communications Equipment–1.88%
Arista Networks, Inc.(b)	3,298,255	306,902,628
Construction Machinery & Heavy Transportation Equipment– 0.91%
Wabtec Corp.	805,536	149,314,153
Construction Materials–0.31%
Martin Marietta Materials, Inc.	104,886	50,674,622
Consumer Staples Merchandise Retail–0.31%
Costco Wholesale Corp.	48,933	51,311,633
Diversified Financial Services–1.07%
Apollo Global Management, Inc.(c)	1,172,691	175,047,586
Diversified Metals & Mining–0.18%
Teck Resources Ltd., Class B (Canada)	712,938	28,752,790
Shares		Value
Diversified Support Services–0.67%
Cintas Corp.	530,625	$110,104,687
Electrical Components & Equipment–2.04%
Eaton Corp. PLC	447,422	131,237,821
Vertiv Holdings Co., Class A	2,122,110	201,961,209
		333,199,030
Financial Exchanges & Data–0.59%
S&P Global, Inc.	181,268	96,749,982
Food Distributors–0.53%
US Foods Holding Corp.(b)	1,218,165	87,318,067
Health Care Equipment–4.55%
Boston Scientific Corp.(b)	2,397,681	248,855,311
DexCom, Inc.(b)	596,913	52,749,202
Intuitive Surgical, Inc.(b)	772,717	442,882,748
		744,487,261
Home Improvement Retail–0.85%
Lowe’s Cos., Inc.	560,162	139,278,680
Hotels, Resorts & Cruise Lines–1.69%
Booking Holdings, Inc.	55,011	275,935,726
Industrial Machinery & Supplies & Components–0.99%
Parker-Hannifin Corp.	241,737	161,603,602
Integrated Oil & Gas–0.79%
Suncor Energy, Inc. (Canada)	3,387,642	129,678,936
Interactive Home Entertainment–1.39%
Nintendo Co. Ltd. (Japan)	1,412,800	105,475,065
Take-Two Interactive Software, Inc.(b)	571,262	121,096,119
		226,571,184
Interactive Media & Services–10.08%
Alphabet, Inc., Class A	3,769,240	641,826,187
Meta Platforms, Inc., Class A	1,506,805	1,006,847,101
		1,648,673,288
Internet Services & Infrastructure–1.01%
Snowflake, Inc., Class A(b)	933,309	165,289,024
Investment Banking & Brokerage–1.75%
Goldman Sachs Group, Inc. (The)	458,964	285,608,708
Movies & Entertainment–3.82%
Netflix, Inc.(b)	457,593	448,697,392
Spotify Technology S.A. (Sweden)(b)	288,378	175,336,708
		624,034,100
Pharmaceuticals–0.73%
Eli Lilly and Co.	130,152	119,821,836
Real Estate Services–0.87%
CBRE Group, Inc., Class A(b)	1,000,820	142,056,391
Restaurants–0.63%
DoorDash, Inc., Class A(b)	517,442	102,681,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco American Franchise Fund

Shares		Value
Semiconductors–15.70%
Broadcom, Inc.	3,183,708	$634,926,887
Monolithic Power Systems, Inc.	253,180	154,695,512
NVIDIA Corp.	12,514,372	1,563,295,350
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,188,687	214,593,664
		2,567,511,413
Systems Software–9.01%
Microsoft Corp.	2,674,605	1,061,791,439
ServiceNow, Inc.(b)	442,736	411,638,223
		1,473,429,662
Technology Hardware, Storage & Peripherals–5.38%
Apple, Inc.	3,634,869	879,056,719
Trading Companies & Distributors–0.59%
United Rentals, Inc.	149,090	95,763,489
Transaction & Payment Processing Services–3.71%
Fiserv, Inc.(b)	652,551	153,799,745
Visa, Inc., Class A	1,250,664	453,628,340
		607,428,085
Total Common Stocks & Other Equity Interests (Cost $7,496,071,336)		16,292,047,487
Shares		Value
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	23,597,428	$23,597,428
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	43,814,676	43,814,676
Total Money Market Funds (Cost $67,412,104)		67,412,104
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $7,563,483,440)		16,359,459,591
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.44%
Invesco Private Government Fund, 4.34%(d)(e)(f)	19,892,836	19,892,836
Invesco Private Prime Fund, 4.47%(d)(e)(f)	51,707,092	51,722,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,615,441)		71,615,440
TOTAL INVESTMENTS IN SECURITIES–100.48% (Cost $7,635,098,881)		16,431,075,031
OTHER ASSETS LESS LIABILITIES—(0.48)%		(79,299,489)
NET ASSETS–100.00%		$16,351,775,542
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,282,864	$270,410,764	$(268,096,200)	$-	$-	$23,597,428	$526,539
Invesco Treasury Portfolio, Institutional Class	39,516,202	502,191,417	(497,892,943)	-	-	43,814,676	974,152
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,294,645	288,024,943	(310,426,752)	-	-	19,892,836	431,211*
Invesco Private Prime Fund	110,360,267	819,953,747	(878,582,909)	(4,901)	(3,600)	51,722,604	1,202,415*
Total	$213,453,978	$1,880,580,871	$(1,954,998,804)	$(4,901)	$(3,600)	$139,027,544	$3,134,317

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco American Franchise Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $7,496,071,336)*	$16,292,047,487
Investments in affiliated money market funds, at value (Cost $139,027,545)	139,027,544
Foreign currencies, at value (Cost $1,143)	1,102
Receivable for:
Investments sold	320,304,034
Fund shares sold	3,971,130
Dividends	6,847,212
Investment for trustee deferred compensation and retirement plans	2,192,072
Other assets	205,641
Total assets	16,764,596,222
Liabilities:
Payable for:
Investments purchased	325,680,381
Dividends	7,746
Fund shares reacquired	6,603,583
Collateral upon return of securities loaned	71,615,441
Accrued fees to affiliates	6,141,792
Accrued trustees’ and officers’ fees and benefits	7,085
Accrued other operating expenses	455,055
Trustee deferred compensation and retirement plans	2,309,597
Total liabilities	412,820,680
Net assets applicable to shares outstanding	$16,351,775,542
Net assets consist of:
Shares of beneficial interest	$6,915,330,790
Distributable earnings	9,436,444,752
$16,351,775,542
Net Assets:
Class A	$15,336,617,378
Class C	$116,539,916
Class R	$108,581,755
Class Y	$597,312,793
Class R5	$65,835,178
Class R6	$126,888,522
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	535,622,967
Class C	5,123,176
Class R	4,024,669
Class Y	19,623,202
Class R5	2,149,041
Class R6	4,074,880
Class A:
Net asset value per share	$28.63
Maximum offering price per share (Net asset value of $28.63 ÷ 94.50%)	$30.30
Class C:
Net asset value and offering price per share	$22.75
Class R:
Net asset value and offering price per share	$26.98
Class Y:
Net asset value and offering price per share	$30.44
Class R5:
Net asset value and offering price per share	$30.63
Class R6:
Net asset value and offering price per share	$31.14

*	At February 28, 2025, security with a value of $71,030,130 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco American Franchise Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $822,322)	$47,736,569
Dividends from affiliated money market funds (includes net securities lending income of $133,080)	1,633,771
Total investment income	49,370,340
Expenses:
Advisory fees	46,606,605
Administrative services fees	1,142,462
Custodian fees	25,547
Distribution fees:
Class A	19,579,850
Class C	605,653
Class R	272,238
Transfer agent fees — A, C, R and Y	7,970,057
Transfer agent fees — R5	32,870
Transfer agent fees — R6	15,651
Trustees’ and officers’ fees and benefits	76,715
Registration and filing fees	70,643
Reports to shareholders	322,927
Professional services fees	85,156
Other	93,333
Total expenses	76,899,707
Less: Fees waived and/or expense offset arrangement(s)	(217,995)
Net expenses	76,681,712
Net investment income (loss)	(27,311,372)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	973,058,608
Affiliated investment securities	(3,600)
Foreign currencies	(43,677)
973,011,331
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	177,088,658
Affiliated investment securities	(4,901)
Foreign currencies	(68,993)
177,014,764
Net realized and unrealized gain	1,150,026,095
Net increase in net assets resulting from operations	$1,122,714,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco American Franchise Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income (loss)	$(27,311,372)	$(55,479,653)
Net realized gain	973,011,331	950,898,003
Change in net unrealized appreciation	177,014,764	2,998,410,128
Net increase in net assets resulting from operations	1,122,714,723	3,893,828,478
Distributions to shareholders from distributable earnings:
Class A	(576,160,725)	—
Class C	(5,541,202)	—
Class R	(4,244,915)	—
Class Y	(21,391,066)	—
Class R5	(2,260,847)	—
Class R6	(3,908,076)	—
Total distributions from distributable earnings	(613,506,831)	—
Share transactions–net:
Class A	38,224,074	(894,603,528)
Class C	(2,430,662)	(19,042,514)
Class R	4,989,319	9,016,167
Class Y	11,764,129	10,323,529
Class R5	2,312,138	4,994,144
Class R6	16,143,649	2,916,723
Net increase (decrease) in net assets resulting from share transactions	71,002,647	(886,395,479)
Net increase in net assets	580,210,539	3,007,432,999
Net assets:
Beginning of period	15,771,565,003	12,764,132,004
End of period	$16,351,775,542	$15,771,565,003
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco American Franchise Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$27.70	$(0.05)(d)	$2.08	$2.03	$(1.10)	$28.63	7.04%	$15,336,617	0.93%(e)	0.93%(e)	(0.34)%(d)(e)	25%
Year ended 08/31/24	21.06	(0.10)	6.74	6.64	—	27.70	31.53	14,820,036	0.96	0.96	(0.40)	51
Year ended 08/31/23	18.84	(0.03)	3.58	3.55	(1.33)	21.06	20.96	12,047,012	0.99	0.99	(0.18)	73
Year ended 08/31/22	32.86	(0.07)	(7.28)	(7.35)	(6.67)	18.84	(26.95)	10,777,375	0.95	0.95	(0.29)	97
Year ended 08/31/21	28.90	(0.14)	6.62	6.48	(2.52)	32.86	24.04	16,037,060	0.97	0.97	(0.47)	57
Year ended 08/31/20	21.27	(0.03)	9.17	9.14	(1.51)	28.90	45.42	13,733,417	1.00	1.00	(0.15)	52
Class C
Six months ended 02/28/25	22.28	(0.13)(d)	1.70	1.57	(1.10)	22.75	6.67	116,540	1.68 (e)	1.68 (e)	(1.09)(d)(e)	25
Year ended 08/31/24	17.07	(0.22)	5.43	5.21	—	22.28	30.52	116,626	1.71	1.71	(1.15)	51
Year ended 08/31/23	15.65	(0.14)	2.89	2.75	(1.33)	17.07	20.07	105,284	1.74	1.74	(0.93)	73
Year ended 08/31/22	28.67	(0.21)	(6.14)	(6.35)	(6.67)	15.65	(27.50)	98,920	1.70	1.70	(1.04)	97
Year ended 08/31/21	25.70	(0.32)	5.81	5.49	(2.52)	28.67	23.11	164,671	1.72	1.72	(1.22)	57
Year ended 08/31/20	19.21	(0.18)	8.18	8.00	(1.51)	25.70	44.30	185,177	1.75	1.75	(0.90)	52
Class R
Six months ended 02/28/25	26.18	(0.08)(d)	1.98	1.90	(1.10)	26.98	6.95	108,582	1.18 (e)	1.18 (e)	(0.59)(d)(e)	25
Year ended 08/31/24	19.96	(0.15)	6.37	6.22	—	26.18	31.16	100,589	1.21	1.21	(0.65)	51
Year ended 08/31/23	17.97	(0.07)	3.39	3.32	(1.33)	19.96	20.68	68,815	1.24	1.24	(0.43)	73
Year ended 08/31/22	31.73	(0.12)	(6.97)	(7.09)	(6.67)	17.97	(27.12)	51,531	1.20	1.20	(0.54)	97
Year ended 08/31/21	28.06	(0.21)	6.40	6.19	(2.52)	31.73	23.70	66,494	1.22	1.22	(0.72)	57
Year ended 08/31/20	20.75	(0.09)	8.91	8.82	(1.51)	28.06	45.00	50,219	1.25	1.25	(0.40)	52
Class Y
Six months ended 02/28/25	29.35	(0.01)(d)	2.20	2.19	(1.10)	30.44	7.19	597,313	0.68 (e)	0.68 (e)	(0.09)(d)(e)	25
Year ended 08/31/24	22.26	(0.04)	7.13	7.09	—	29.35	31.85	565,271	0.71	0.71	(0.15)	51
Year ended 08/31/23	19.79	0.02	3.78	3.80	(1.33)	22.26	21.24	421,845	0.74	0.74	0.07	73
Year ended 08/31/22	34.08	(0.01)	(7.61)	(7.62)	(6.67)	19.79	(26.75)	410,990	0.70	0.70	(0.04)	97
Year ended 08/31/21	29.81	(0.07)	6.86	6.79	(2.52)	34.08	24.36	624,045	0.72	0.72	(0.22)	57
Year ended 08/31/20	21.85	0.03	9.44	9.47	(1.51)	29.81	45.74	496,757	0.75	0.75	0.10	52
Class R5
Six months ended 02/28/25	29.53	(0.01)(d)	2.21	2.20	(1.10)	30.63	7.18	65,835	0.68 (e)	0.68 (e)	(0.09)(d)(e)	25
Year ended 08/31/24	22.39	(0.03)	7.17	7.14	—	29.53	31.89	61,422	0.70	0.70	(0.14)	51
Year ended 08/31/23	19.89	0.02	3.81	3.83	(1.33)	22.39	21.28	41,963	0.71	0.71	0.10	73
Year ended 08/31/22	34.22	(0.01)	(7.65)	(7.66)	(6.67)	19.89	(26.76)	35,453	0.69	0.69	(0.03)	97
Year ended 08/31/21	29.92	(0.06)	6.88	6.82	(2.52)	34.22	24.37	51,787	0.70	0.70	(0.20)	57
Year ended 08/31/20	21.91	0.04	9.48	9.52	(1.51)	29.92	45.85	43,712	0.70	0.70	0.15	52
Class R6
Six months ended 02/28/25	29.99	(0.00)(d)	2.25	2.25	(1.10)	31.14	7.23	126,889	0.61 (e)	0.61 (e)	(0.02)(d)(e)	25
Year ended 08/31/24	22.73	(0.02)	7.28	7.26	—	29.99	31.94	107,621	0.63	0.63	(0.07)	51
Year ended 08/31/23	20.16	0.03	3.87	3.90	(1.33)	22.73	21.35	79,212	0.64	0.64	0.17	73
Year ended 08/31/22	34.55	0.01	(7.73)	(7.72)	(6.67)	20.16	(26.67)	65,853	0.62	0.62	0.04	97
Year ended 08/31/21	30.17	(0.04)	6.94	6.90	(2.52)	34.55	24.44	96,722	0.63	0.63	(0.13)	57
Year ended 08/31/20	22.07	0.05	9.56	9.61	(1.51)	30.17	45.93	69,977	0.62	0.62	0.23	52

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the six months ended February 28, 2025.
Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.06) and (0.39)%, $(0.14) and (1.14)%,
$(0.09) and (0.64)%, $(0.02) and (0.14)%, $(0.02) and (0.14)%, $(0.01) and (0.07)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco American Franchise Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek long-term capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco American Franchise Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
9
Invesco American Franchise Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser $11,699 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
10
Invesco American Franchise Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Next $5 billion	0.520%
Next $5 billion	0.510%
Over $20 billion	0.500%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.56%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $34,743.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $703,937 in front-end sales commissions from the sale of Class A shares and $4,893 and $2,872 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $30,549 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
11
Invesco American Franchise Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$16,104,518,128	$187,529,359	$—	$16,292,047,487
Money Market Funds	67,412,104	71,615,440	—	139,027,544
Total Investments	$16,171,930,232	$259,144,799	$—	$16,431,075,031
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $183,252.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $4,087,775,813 and $4,659,766,996, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,876,683,860
Aggregate unrealized (depreciation) of investments	(159,353,753)
Net unrealized appreciation of investments	$8,717,330,107
Cost of investments for tax purposes is $7,713,744,924.
12
Invesco American Franchise Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	9,154,796	$271,740,838	18,423,749	$444,361,079
Class C	438,592	10,387,180	1,099,505	21,027,858
Class R	561,356	15,561,876	1,059,939	24,449,051
Class Y	1,761,600	55,421,496	4,759,033	122,828,021
Class R5	102,408	3,232,709	491,515	12,265,920
Class R6	737,449	24,047,951	1,081,882	28,104,972
Issued as reinvestment of dividends:
Class A	17,427,575	537,117,866	-	-
Class C	219,859	5,393,142	-	-
Class R	145,717	4,234,518	-	-
Class Y	478,078	15,657,070	-	-
Class R5	68,075	2,243,761	-	-
Class R6	103,297	3,460,443	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	279,763	8,318,349	664,463	16,147,412
Class C	(350,034)	(8,318,349)	(823,034)	(16,147,412)
Reacquired:
Class A	(26,349,020)	(778,952,979)	(56,073,505)	(1,355,112,019)
Class C	(419,783)	(9,892,635)	(1,210,385)	(23,922,960)
Class R	(524,275)	(14,807,075)	(666,102)	(15,432,884)
Class Y	(1,878,702)	(59,314,437)	(4,449,984)	(112,504,492)
Class R5	(101,482)	(3,164,332)	(285,515)	(7,271,776)
Class R6	(354,513)	(11,364,745)	(978,673)	(25,188,249)
Net increase (decrease) in share activity	1,500,756	$71,002,647	(36,907,112)	$(886,395,479)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco American Franchise Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco American Franchise Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
VK-AMFR-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Core Plus Bond Fund
Nasdaq:
A: ACPSX ■ C: CPCFX ■ R: CPBRX ■ Y: CPBYX ■ R5: CPIIX ■ R6: CPBFX

2	Schedule of Investments
33	Financial Statements
36	Financial Highlights
37	Notes to Financial Statements
46	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–47.16%
Advertising–0.01%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$250,000	$244,646
Lamar Media Corp., 4.88%, 01/15/2029	250,000	243,401
		488,047
Aerospace & Defense–0.54%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	1,416,000	1,434,754
5.50%, 03/26/2054(b)	1,151,000	1,156,720
Boeing Co. (The),
6.26%, 05/01/2027	539,000	553,843
6.30%, 05/01/2029(c)	766,000	802,922
6.53%, 05/01/2034	4,109,000	4,403,452
5.81%, 05/01/2050	1,156,000	1,116,191
Hexcel Corp., 5.88%, 02/26/2035(c)	929,000	957,044
Howmet Aerospace, Inc., 4.85%, 10/15/2031(c)	1,021,000	1,019,945
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	1,071,000	1,078,237
5.75%, 01/15/2035(c)	2,396,000	2,405,279
L3Harris Technologies, Inc., 5.40%, 07/31/2033	212,000	215,728
Lockheed Martin Corp.,
5.10%, 11/15/2027	215,000	219,462
4.50%, 02/15/2029(c)	1,021,000	1,022,841
4.80%, 08/15/2034	1,473,000	1,449,388
5.90%, 11/15/2063	150,000	159,560
RTX Corp.,
5.75%, 01/15/2029	616,000	641,123
6.00%, 03/15/2031	537,000	569,887
5.15%, 02/27/2033	605,000	611,454
6.40%, 03/15/2054	486,000	543,163
TransDigm, Inc.,
6.75%, 08/15/2028(b)	4,170,000	4,246,647
6.38%, 03/01/2029(b)	4,679,000	4,746,510
		29,354,150
Agricultural & Farm Machinery–0.16%
AGCO Corp.,
5.45%, 03/21/2027	500,000	507,081
5.80%, 03/21/2034(c)	948,000	964,353
Deere & Co., 5.45%, 01/16/2035(c)	5,293,000	5,509,017
John Deere Capital Corp., 5.10%, 04/11/2034	1,746,000	1,770,956
		8,751,407
Agricultural Products & Services–0.01%
B.A.T Capital Corp. (United Kingdom), 5.83%, 02/20/2031	335,000	349,284
Principal Amount		Value
Air Freight & Logistics–0.15%
GXO Logistics, Inc.,
6.25%, 05/06/2029(c)	$2,092,000	$2,166,243
6.50%, 05/06/2034	1,247,000	1,293,414
United Parcel Service, Inc.,
5.15%, 05/22/2034(c)	1,245,000	1,266,913
5.50%, 05/22/2054(c)	2,211,000	2,221,897
5.60%, 05/22/2064	1,138,000	1,146,365
		8,094,832
Application Software–0.18%
Cadence Design Systems, Inc., 4.70%, 09/10/2034(c)	980,000	956,664
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	250,000	246,104
Intuit, Inc., 5.20%, 09/15/2033(c)	768,000	787,148
Roper Technologies, Inc.,
4.50%, 10/15/2029(c)	1,236,000	1,231,049
4.75%, 02/15/2032	996,000	987,518
4.90%, 10/15/2034(c)	3,446,000	3,390,465
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	500,000	498,202
6.50%, 06/01/2032(b)	1,708,000	1,748,785
		9,845,935
Asset Management & Custody Banks–1.17%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	5,526,000	5,491,818
Ameriprise Financial, Inc.,
5.70%, 12/15/2028(c)	991,000	1,029,399
5.15%, 05/15/2033	636,000	642,787
5.20%, 04/15/2035	9,221,000	9,266,700
Ares Capital Corp.,
5.88%, 03/01/2029	33,000	33,729
5.95%, 07/15/2029	1,049,000	1,073,727
5.80%, 03/08/2032	3,005,000	3,010,836
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)(d)	2,859,000	2,884,180
4.98%, 03/14/2030(c)(d)	367,000	372,718
5.06%, 07/22/2032(d)	1,690,000	1,711,240
5.19%, 03/14/2035(c)(d)	306,000	309,653
Series J, 4.97%, 04/26/2034(d)	28,000	27,979
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	4,944,000	4,679,506
5.88%, 11/15/2027	1,409,000	1,437,595
Citadel L.P.,
6.00%, 01/23/2030(b)	768,000	782,722
6.38%, 01/23/2032(b)	1,448,000	1,494,382
Northern Trust Corp., 6.13%, 11/02/2032	11,000	11,855
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
5.68%, 11/21/2029(c)(d)	$1,299,000	$1,349,044
4.73%, 02/28/2030	8,072,000	8,105,677
6.12%, 11/21/2034(d)	815,000	865,316
5.15%, 02/28/2036(d)	9,332,000	9,371,049
6.45%(c)(d)(e)	9,811,000	9,836,785
		63,788,697
Automobile Manufacturers–1.13%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	775,000	761,100
American Honda Finance Corp., 4.90%, 01/10/2034	16,000	15,772
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)(c)	814,000	819,587
5.38%, 01/18/2034(b)(c)	805,000	806,809
5.63%, 01/13/2035(b)	5,087,000	5,155,991
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	1,372,000	1,398,727
7.35%, 11/04/2027	198,000	206,105
6.80%, 05/12/2028	1,561,000	1,612,631
6.80%, 11/07/2028	1,233,000	1,280,463
7.20%, 06/10/2030(c)	1,287,000	1,354,298
7.12%, 11/07/2033	141,000	146,649
Hyundai Capital America,
5.00%, 01/07/2028(b)	9,989,000	10,058,994
5.60%, 03/30/2028(b)(c)	518,000	529,955
5.35%, 03/19/2029(b)	549,000	558,304
5.30%, 01/08/2030(b)(c)	8,854,000	9,006,350
5.80%, 04/01/2030(b)	117,000	121,484
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	4,005,000	4,063,672
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	1,100,000	1,113,532
4.85%, 01/11/2029(b)(c)	1,048,000	1,052,093
5.00%, 01/11/2034(b)(c)	787,000	777,515
5.13%, 08/01/2034(b)(c)	3,625,000	3,609,995
Nissan Motor Co. Ltd. (Japan), 4.81%, 09/17/2030(b)	200,000	192,575
PACCAR Financial Corp., 4.00%, 09/26/2029(c)	3,137,000	3,083,773
Toyota Motor Credit Corp.,
5.25%, 09/11/2028	492,000	505,193
5.10%, 03/21/2031	481,000	490,314
5.35%, 01/09/2035(c)	7,409,000	7,577,985
Volkswagen Group of America Finance LLC (Germany),
4.90%, 08/14/2026(b)	1,490,000	1,492,012
5.25%, 03/22/2029(b)	1,942,000	1,950,295
5.60%, 03/22/2034(b)(c)	1,718,000	1,725,919
		61,468,092
Automotive Parts & Equipment–0.54%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(c)	4,796,000	4,911,296
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	247,000	261,686
Principal Amount		Value
Automotive Parts & Equipment–(continued)
Dana, Inc., 5.63%, 06/15/2028	$48,000	$47,865
ERAC USA Finance LLC, 4.90%, 05/01/2033(b)	599,000	595,756
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	559,000	526,944
PHINIA, Inc.,
6.75%, 04/15/2029(b)	775,000	794,904
6.63%, 10/15/2032(b)	876,000	881,661
Toyota Motor Credit Corp., 4.55%, 08/09/2029(c)	1,363,000	1,364,526
Volkswagen Group of America Finance LLC (Germany), 4.95%, 08/15/2029(b)	1,455,000	1,448,981
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)(c)	4,605,000	4,655,144
7.13%, 04/14/2030(b)(c)	5,968,000	5,978,620
6.75%, 04/23/2030(b)	3,134,000	3,084,018
6.88%, 04/23/2032(b)	5,014,000	4,848,645
		29,400,046
Automotive Retail–0.20%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,880,000	1,895,108
AutoZone, Inc., 5.20%, 08/01/2033	462,000	465,908
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)(c)	800,000	762,609
6.38%, 01/15/2030(b)	118,000	120,409
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	800,000	763,042
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	500,000	487,848
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	3,136,000	3,108,014
SMBC Aviation Capital Finance DAC (Ireland), 5.55%, 04/03/2034(b)	3,010,000	3,051,354
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	248,000	259,136
		10,913,428
Biotechnology–0.17%
AbbVie, Inc.,
4.80%, 03/15/2029	1,385,000	1,400,067
5.05%, 03/15/2034	1,713,000	1,731,851
5.35%, 03/15/2044	1,107,000	1,117,170
5.40%, 03/15/2054(c)	1,308,000	1,317,545
5.50%, 03/15/2064(c)	1,335,000	1,340,634
Amgen, Inc.,
5.25%, 03/02/2025	547,000	547,000
5.15%, 03/02/2028	553,000	562,250
5.25%, 03/02/2030	227,000	232,194
Gilead Sciences, Inc.,
5.25%, 10/15/2033(c)	464,000	475,201
5.55%, 10/15/2053	387,000	394,472
		9,118,384
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Brewers–0.01%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L. (Guatemala), 5.25%, 04/27/2029(b)	$400,000	$384,209
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	216,323
		600,532
Broadcasting–0.06%
Paramount Global,
5.85%, 09/01/2043	1,862,000	1,682,848
4.95%, 05/19/2050(c)	1,862,000	1,473,015
Univision Communications, Inc., 6.63%, 06/01/2027(b)	259,000	259,717
		3,415,580
Broadline Retail–0.19%
Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	600,000	504,518
El Puerto de Liverpool S.A.B. de C.V. (Mexico),
6.26%, 01/22/2032(b)	3,120,000	3,186,300
6.66%, 01/22/2037(b)(c)	5,299,000	5,399,681
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	192,434
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	525,000	513,834
Prosus N.V. (China), 4.19%, 01/19/2032(b)	200,000	182,683
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	475,000	522,676
		10,502,126
Building Products–0.03%
Carrier Global Corp., 5.90%, 03/15/2034(c)	254,000	268,594
Lennox International, Inc., 5.50%, 09/15/2028	656,000	673,802
Sisecam UK PLC (Turkey), 8.63%, 05/02/2032(b)	800,000	814,400
		1,756,796
Cable & Satellite–0.23%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	250,000	246,734
5.38%, 06/01/2029(b)(c)	1,093,000	1,063,825
6.38%, 09/01/2029(b)(c)	3,948,000	3,966,382
7.38%, 03/01/2031(b)(c)	3,380,000	3,480,511
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034(c)	1,213,000	1,264,258
Comcast Corp., 5.50%, 11/15/2032	402,000	417,616
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	201,000	202,647
5.80%, 12/15/2053(b)(c)	1,048,000	975,087
Principal Amount		Value
Cable & Satellite–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	$132,000	$129,652
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	550,000	517,033
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	600,000	534,225
		12,797,970
Cargo Ground Transportation–0.23%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	163,000	164,968
5.35%, 01/12/2027(b)	168,000	169,916
5.70%, 02/01/2028(b)(c)	239,000	245,141
5.55%, 05/01/2028(b)	433,000	442,878
6.05%, 08/01/2028(b)	443,000	460,280
5.25%, 02/01/2030(b)	7,698,000	7,815,551
Ryder System, Inc.,
4.90%, 12/01/2029	2,443,000	2,455,424
6.60%, 12/01/2033(c)	918,000	1,005,468
		12,759,626
Casinos & Gaming–0.03%
Melco Resorts Finance Ltd. (Hong Kong), 5.25%, 04/26/2026(b)(c)	750,000	747,306
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	550,000	503,845
Wynn Macau Ltd. (Macau), 5.13%, 12/15/2029(b)	400,000	376,016
		1,627,167
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 6.25%, 04/15/2028(b)	353,000	366,519
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)	250,000	251,834
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	1,200,000	1,235,036
Radian Group, Inc., 6.20%, 05/15/2029	1,096,000	1,132,325
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	445,000	427,176
		3,412,890
Commodity Chemicals–0.04%
Braskem Netherlands Finance B.V. (Brazil), 8.00%, 10/15/2034(b)	285,000	273,668
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	2,031,000	1,883,585
Olin Corp., 6.63%, 04/01/2033(b)	78,000	78,039
		2,235,292
Communications Equipment–0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	389,000	388,592
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(f)	$118,768	$92,164
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	250,000	250,270
		342,434
Construction Machinery & Heavy Transportation Equipment– 0.08%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	1,508,000	1,512,127
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	2,879,000	2,940,657
		4,452,784
Construction Materials–0.08%
Quikrete Holdings, Inc.,
6.38%, 03/01/2032(b)	3,979,000	4,039,222
6.75%, 03/01/2033(b)	133,000	135,109
		4,174,331
Consumer Electronics–0.13%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	2,139,000	2,178,668
5.63%, 04/24/2029(b)	4,335,000	4,458,047
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	275,000	255,914
Telecommunications Co. Telekom Srbija AD Belgrade (Serbia), 7.00%, 10/28/2029(b)	275,000	275,480
		7,168,109
Consumer Finance–0.63%
American Express Co.,
5.65%, 04/23/2027(c)(d)	2,403,000	2,432,686
5.53%, 04/25/2030(c)(d)	2,163,000	2,228,834
5.44%, 01/30/2036(c)(d)	4,536,000	4,622,165
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	441,000	457,644
6.18%, 01/30/2036(d)	2,652,000	2,703,617
FirstCash, Inc.,
4.63%, 09/01/2028(b)	400,000	386,921
6.88%, 03/01/2032(b)(c)	8,822,000	9,026,688
General Motors Financial Co., Inc., 5.40%, 04/06/2026	107,000	107,664
Navient Corp., 5.00%, 03/15/2027	250,000	246,262
OneMain Finance Corp.,
3.50%, 01/15/2027	275,000	265,511
6.63%, 05/15/2029	8,004,000	8,168,442
SLM Corp., 6.50%, 01/31/2030(c)	3,484,000	3,587,196
		34,233,630
Consumer Staples Merchandise Retail–0.02%
Cencosud S.A. (Chile), 5.95%, 05/28/2031(b)	800,000	815,874
Dollar General Corp., 5.50%, 11/01/2052	223,000	207,587
Principal Amount		Value
Consumer Staples Merchandise Retail–(continued)
Target Corp., 4.80%, 01/15/2053	$250,000	$230,457
		1,253,918
Copper–0.00%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	250,000	260,842
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	119,000	116,755
Distributors–0.10%
Genuine Parts Co.,
4.95%, 08/15/2029	4,306,000	4,315,845
6.88%, 11/01/2033	902,000	1,010,081
		5,325,926
Diversified Banks–8.45%
Africa Finance Corp. (Supranational),
4.38%, 04/17/2026(b)	20,285,000	20,106,365
7.50%(b)(d)(e)	10,450,000	10,344,978
Akbank Turk A.S. (Turkey), 7.88%, 09/04/2035(b)(d)	200,000	200,318
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	1,028,000	1,119,178
5.20%, 09/30/2035(b)(d)	12,313,000	12,008,523
6.75%(b)(d)(e)	1,024,000	1,042,163
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(e)	2,433,000	2,686,098
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	389,281
Banco de Credito e Inversiones S.A. (Chile), 8.75%(b)(d)(e)	430,000	458,445
Banco del Estado de Chile (Chile), 7.95%(b)(d)(e)	421,000	441,244
Banco do Brasil S.A. (Brazil), 6.00%, 03/18/2031(b)	800,000	801,108
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(d)	200,000	197,583
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	1,400,000	1,420,472
8.00%(c)(d)(e)	466,667	494,696
9.63%(c)(d)(e)	3,200,000	3,544,028
9.63%(c)(d)(e)	3,400,000	3,944,830
Bangkok Bank PCL (Thailand), 5.65%, 07/05/2034(b)	800,000	827,107
Bank Gospodarstwa Krajowego (Poland),
6.25%, 10/31/2028(b)	550,000	577,251
5.38%, 05/22/2033(b)	200,000	199,345
5.75%, 07/09/2034(b)	445,000	454,646
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
5.41% (SOFR + 1.05%), 02/04/2028(c)(g)	$296,000	$299,399
4.95%, 07/22/2028(d)	138,000	138,953
5.19% (SOFR + 0.83%), 01/24/2029(c)(g)	4,307,000	4,315,712
5.20%, 04/25/2029(d)	736,000	746,516
5.16%, 01/24/2031(d)	1,998,000	2,023,180
5.37% (SOFR + 1.01%), 01/24/2031(g)	3,822,000	3,834,979
5.43%, 08/15/2035(d)	3,592,000	3,548,522
5.52%, 10/25/2035(d)	12,278,000	12,158,706
5.51%, 01/24/2036(d)	2,764,000	2,825,400
5.74%, 02/12/2036(d)	11,007,000	11,084,638
Bank of Montreal (Canada),
7.70%, 05/26/2084(d)	2,051,000	2,114,255
7.30%, 11/26/2084(d)	2,181,000	2,206,950
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(d)	2,066,000	2,100,207
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	1,010,000	1,067,505
8.00%, 01/27/2084(d)	1,059,000	1,105,815
Banque Ouest Africaine de Developpement (Supranational), 8.20%, 02/13/2055(b)(d)	230,000	233,029
Barclays PLC (United Kingdom),
5.37%, 02/25/2031(d)	3,125,000	3,162,291
6.69%, 09/13/2034(d)	200,000	217,306
5.79%, 02/25/2036(d)	5,524,000	5,614,126
7.63%(d)(e)	5,261,000	5,284,465
BBVA Bancomer S.A. (Mexico),
5.25%, 09/10/2029(b)	285,000	283,846
8.45%, 06/29/2038(b)(d)	300,000	316,330
8.13%, 01/08/2039(b)(d)	2,360,000	2,445,046
BBVA Mexico S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico (Mexico), 7.63%, 02/11/2035(b)(d)	4,162,000	4,261,722
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	4,472,000	4,670,775
6.92%, 01/14/2046(b)(d)	2,220,000	2,381,024
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	5,307,000	5,331,606
Citigroup, Inc.,
5.17%, 02/13/2030(d)	731,000	739,940
4.54%, 09/19/2030(d)	5,031,000	4,957,336
6.17%, 05/25/2034(d)	71,000	73,242
5.83%, 02/13/2035(d)	1,986,000	1,995,907
6.02%, 01/24/2036(d)	4,013,000	4,089,171
5.41%, 09/19/2039(d)	6,319,000	6,120,770
5.61%, 03/04/2056(d)	13,561,000	13,625,390
Series AA, 7.63%(c)(d)(e)	6,009,000	6,312,322
Series BB, 7.20%(d)(e)	5,810,000	6,016,830
Series DD, 7.00%(c)(d)(e)	7,202,000	7,592,665
Series EE, 6.75%(c)(d)(e)	16,251,000	16,308,447
Series FF, 6.95%(d)(e)	12,214,000	12,334,578
Series T, 6.25%(d)(e)	2,119,000	2,143,964
Series W, 4.00%(d)(e)	2,919,000	2,872,885
Principal Amount		Value
Diversified Banks–(continued)
Series Z, 7.38%(c)(d)(e)	$6,356,000	$6,609,992
Comerica, Inc., 5.98%, 01/30/2030(d)	10,000	10,191
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	3,865,000	3,927,447
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	958,000	955,679
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	161,000	153,475
6.34%, 07/27/2029(d)	109,000	114,169
4.77%, 07/28/2030(d)	433,000	431,093
5.63%, 01/29/2032(d)	233,000	240,027
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	1,097,000	1,116,116
5.60%, 05/17/2028(d)	1,924,000	1,954,923
5.21%, 08/11/2028(d)	911,000	920,127
5.29%, 11/19/2030(d)	5,127,000	5,176,841
5.13%, 03/03/2031(d)	4,618,000	4,628,831
7.40%, 11/13/2034(d)	200,000	222,122
5.87%, 11/18/2035(d)	4,678,000	4,675,218
5.45%, 03/03/2036(d)	8,999,000	8,987,197
6.33%, 03/09/2044(d)	1,123,000	1,213,427
6.88%(d)(e)	1,733,000	1,746,479
6.95%(d)(e)	1,648,000	1,667,158
6.95%(d)(e)	18,361,000	18,435,178
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(d)	1,085,000	1,104,843
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	1,756,000	1,789,275
4.85%, 07/25/2028(d)	162,000	162,718
4.92%, 01/24/2029(d)	1,791,000	1,805,365
5.30%, 07/24/2029(d)	599,000	610,371
6.09%, 10/23/2029(d)	735,000	768,736
5.01%, 01/23/2030(d)	457,000	462,021
5.58%, 04/22/2030(d)	1,397,000	1,438,739
5.00%, 07/22/2030(d)	2,859,000	2,884,538
4.60%, 10/22/2030(d)	5,044,000	5,005,709
5.14%, 01/24/2031(c)(d)	4,159,000	4,218,664
5.72%, 09/14/2033(d)	400,000	414,116
5.34%, 01/23/2035(c)(d)	404,000	409,951
5.50%, 01/24/2036(d)	4,601,000	4,722,772
Series W, 5.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(g)	188,000	177,292
Series NN, 6.88%(c)(d)(e)	1,233,000	1,297,751
Series OO, 6.50%(d)(e)	18,959,000	19,444,888
KeyBank N.A.,
3.30%, 06/01/2025	1,039,000	1,034,902
4.15%, 08/08/2025(c)	1,086,000	1,083,423
5.85%, 11/15/2027	1,068,000	1,098,612
KeyCorp, 2.55%, 10/01/2029	135,000	121,903
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag (Hungary), 6.13%, 12/04/2027(b)	325,000	331,783
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(c)	1,299,000	1,304,133
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(c)(d)	$1,794,000	$1,829,901
5.43%, 04/17/2035(d)	1,959,000	1,990,446
5.57%, 01/16/2036(d)	6,303,000	6,468,383
8.20%(c)(d)(e)	5,661,000	6,226,823
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)(d)	990,000	1,022,059
5.38%, 07/10/2030(d)	2,196,000	2,243,723
5.59%, 07/10/2035(c)(d)	3,104,000	3,195,894
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	1,320,000	1,350,633
4.95%, 01/14/2028(d)	999,000	1,005,614
5.02%, 01/12/2029(d)	2,044,000	2,063,544
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	2,607,000	2,686,852
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(d)	10,386,000	10,593,713
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,271,000	1,293,411
5.00%, 05/30/2028(b)	1,264,000	1,283,403
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)(e)	1,961,000	1,906,187
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	1,514,000	1,527,365
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(f)	8,955,000	6,103,293
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	812,000	838,330
5.58%, 06/12/2029(d)	680,000	698,907
6.04%, 10/28/2033(d)	13,000	13,722
5.07%, 01/24/2034(d)	258,000	256,829
6.88%, 10/20/2034(d)	634,000	704,530
Series V, 6.20%(c)(d)(e)	377,000	382,532
Series W, 6.25%(d)(e)	574,000	577,640
Royal Bank of Canada (Canada),
5.07% (SOFR + 0.71%), 01/21/2027(g)	186,000	186,661
4.95%, 02/01/2029	344,000	348,637
7.50%, 05/02/2084(c)(d)	2,587,000	2,684,912
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	940,000	958,607
6.75%, 02/08/2028(b)(d)	1,150,000	1,192,055
7.02%, 02/08/2030(b)(d)	1,158,000	1,241,231
5.01%, 10/15/2030(b)(d)	3,321,000	3,322,013
2.68%, 06/29/2032(b)(d)	3,298,000	2,853,689
7.75%(b)(d)(e)	5,372,000	5,577,425
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)(e)	6,774,000	6,916,295
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	939,000	949,866
5.65%, 09/14/2026(b)(c)	970,000	987,048
5.55%, 09/14/2028(b)	1,094,000	1,125,479
5.20%, 03/07/2029(b)	1,668,000	1,700,599
5.35%, 03/07/2034(b)(c)	1,065,000	1,094,533
Principal Amount		Value
Diversified Banks–(continued)
Synovus Bank, 5.63%, 02/15/2028(c)	$1,024,000	$1,034,883
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029(c)	5,145,000	5,155,871
5.15%, 09/10/2034(c)(d)	4,604,000	4,564,274
8.13%, 10/31/2082(c)(d)	973,000	1,015,211
7.25%, 07/31/2084(c)(d)	2,747,000	2,783,522
Turkiye Ihracat Kredi Bankasi A.S. (Turkey), 7.50%, 02/06/2028(b)	300,000	306,675
U.S. Bancorp,
5.78%, 06/12/2029(d)	521,000	537,503
5.38%, 01/23/2030(d)	884,000	902,573
UBS AG (Switzerland), 5.65%, 09/11/2028	1,128,000	1,167,908
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	1,086,000	1,108,219
4.81%, 07/25/2028(d)	92,000	92,198
5.57%, 07/25/2029(d)	413,000	423,559
6.30%, 10/23/2029(d)	507,000	533,325
5.20%, 01/23/2030(c)(d)	518,000	525,424
5.39%, 04/24/2034(d)	23,000	23,278
5.56%, 07/25/2034(d)	1,085,000	1,107,317
5.50%, 01/23/2035(c)(d)	699,000	710,723
6.85%(d)(e)	2,117,000	2,191,772
7.63%(c)(d)(e)	473,000	504,147
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(c)(d)	3,522,000	3,543,673
		460,726,443
Diversified Capital Markets–0.84%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	10,080,000	10,088,719
Ares Strategic Income Fund,
5.70%, 03/15/2028(b)(c)	4,786,000	4,822,084
6.20%, 03/21/2032(b)	4,110,000	4,157,582
Blackstone Private Credit Fund, 4.95%, 09/26/2027(b)(c)	1,586,000	1,574,620
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(h)(i)	5,650,000	339,000
5.25%(b)(d)(e)(h)(i)	3,522,000	211,320
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	267,000	271,693
9.00%, 06/15/2030	245,000	240,896
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	5,468,000	5,464,234
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	1,306,000	1,327,712
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)(d)	895,000	912,757
7.00%(b)(d)(e)	6,041,000	6,053,740
7.13%(b)(c)(d)(e)	6,035,000	6,052,750
Series 28, 9.25%(b)(c)(d)(e)	1,189,000	1,304,219
Series 31, 7.75%(b)(d)(e)	1,680,000	1,778,498
Series 33, 9.25%(b)(d)(e)	1,128,000	1,308,401
		45,908,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Chemicals–0.01%
MEGlobal B.V. (Kuwait), 2.63%, 04/28/2028(b)	$200,000	$184,234
SABIC Capital II B.V. (Saudi Arabia), 4.50%, 10/10/2028(b)	200,000	197,083
		381,317
Diversified Financial Services–1.91%
Apollo Debt Solutions BDC,
6.90%, 04/13/2029(b)(c)	362,000	379,014
6.55%, 03/15/2032(b)(c)	3,035,000	3,128,382
Apollo Global Management, Inc., 6.38%, 11/15/2033	839,000	918,897
Atlas Warehouse Lending Co. L.P.,
6.05%, 01/15/2028(b)	2,915,000	2,944,306
6.25%, 01/15/2030(b)	3,578,000	3,614,903
Aviation Capital Group LLC, 6.75%, 10/25/2028(b)	965,000	1,022,489
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)(c)	5,342,000	5,328,725
5.75%, 03/01/2029(b)	1,911,000	1,951,538
5.75%, 11/15/2029(b)	1,794,000	1,832,833
5.15%, 01/15/2030(b)	8,157,000	8,099,143
BlackRock Funding, Inc.,
4.90%, 01/08/2035(c)	947,000	951,904
5.35%, 01/08/2055	930,000	924,234
Blackstone Private Credit Fund, 6.25%, 01/25/2031	524,000	539,323
Citadel Finance LLC, 5.90%, 02/10/2030(b)	4,018,000	4,035,316
Corebridge Financial, Inc.,
6.05%, 09/15/2033	742,000	780,850
5.75%, 01/15/2034	1,055,000	1,094,983
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	4,013,000	4,047,059
GGAM Finance Ltd. (Ireland),
8.00%, 06/15/2028(b)(c)	750,000	792,881
6.88%, 04/15/2029(b)	251,000	256,926
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	26,433,000	26,324,198
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	565,000	535,047
7.13%, 04/30/2031(b)	4,029,000	4,182,759
6.13%, 11/01/2032(b)	13,788,000	13,851,299
LPL Holdings, Inc., 5.70%, 05/20/2027	1,673,000	1,703,343
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	910,000	943,200
5.15%, 03/17/2030(b)	3,039,000	3,015,996
6.50%, 03/26/2031(b)	1,072,000	1,120,545
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	9,425,000	9,430,430
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(f)	8,677	8,578
Principal Amount		Value
Diversified Financial Services–(continued)
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	$365,000	$379,278
		104,138,379
Diversified Metals & Mining–0.20%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028(c)	960,000	977,971
5.25%, 09/08/2030	701,000	721,611
5.25%, 09/08/2033	1,211,000	1,235,487
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	3,583,000	3,472,108
Glencore Funding LLC (Australia),
5.42% (SOFR + 1.06%), 04/04/2027(b)(g)	1,481,000	1,489,186
5.37%, 04/04/2029(b)	1,205,000	1,229,721
5.63%, 04/04/2034(b)	827,000	839,073
5.89%, 04/04/2054(b)(c)	675,000	676,021
		10,641,178
Diversified REITs–0.31%
American Homes 4 Rent L.P., 5.25%, 03/15/2035(c)	1,738,000	1,728,831
Trust Fibra Uno (Mexico),
7.70%, 01/23/2032(b)(c)	5,159,000	5,358,395
8.25%, 01/23/2037(b)(c)	8,529,000	8,779,573
6.39%, 01/15/2050(b)	200,000	164,413
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	239,000	255,344
VICI Properties L.P.,
5.75%, 04/01/2034(c)	410,000	417,935
6.13%, 04/01/2054(c)	446,000	454,623
		17,159,114
Diversified Support Services–0.30%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	778,000	820,798
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,022,000	1,049,417
7.75%, 03/15/2031(b)(c)	2,268,000	2,389,560
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	13,257,000	12,251,933
		16,511,708
Drug Retail–0.03%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	1,550,000	1,541,061
Electric Utilities–3.59%
Alabama Power Co., 5.85%, 11/15/2033	278,000	293,594
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	721,000	768,155
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	198,208	152,504
American Electric Power Co., Inc.,
5.75%, 11/01/2027	214,000	220,070
5.20%, 01/15/2029	796,000	807,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	$358,000	$366,006
4.80%, 03/15/2030	4,520,000	4,542,666
5.05%, 03/01/2035(c)	1,716,000	1,713,404
Series AJ, 4.85%, 10/01/2052	366,000	333,818
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	6,777,000	6,725,359
Comision Federal de Electricidad (Mexico), 6.26%, 02/15/2052(b)	600,000	512,046
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	12,000	12,440
5.90%, 11/15/2053	577,000	601,544
Constellation Energy Generation LLC,
6.13%, 01/15/2034	318,000	336,452
6.50%, 10/01/2053	261,000	281,019
5.75%, 03/15/2054(c)	1,106,000	1,090,258
Dominion Energy South Carolina, Inc.,
Series 2025, 5.30%, 01/15/2035	1,554,000	1,585,133
6.25%, 10/15/2053	330,000	362,130
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	914,000	924,915
5.25%, 03/15/2035(c)	5,653,000	5,739,651
5.35%, 01/15/2053(c)	296,000	289,132
Duke Energy Corp.,
4.85%, 01/05/2029	762,000	767,536
5.00%, 08/15/2052	236,000	210,899
6.45%, 09/01/2054(c)(d)	265,000	268,061
Duke Energy Indiana LLC, 5.40%, 04/01/2053	351,000	341,562
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	400,000	406,372
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	1,488,000	1,529,325
6.38%, 01/13/2055(b)	12,881,000	13,222,069
9.13%(b)(c)(d)(e)	3,285,000	3,763,266
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	1,066,000	1,078,091
Entergy Corp., 7.13%, 12/01/2054(d)	1,120,000	1,147,037
Entergy Louisiana LLC,
5.15%, 09/15/2034(c)	1,404,000	1,405,014
5.80%, 03/15/2055	4,992,000	5,102,135
Entergy Texas, Inc.,
5.25%, 04/15/2035	4,419,000	4,442,741
5.55%, 09/15/2054	1,141,000	1,132,599
Evergy Metro, Inc., 4.95%, 04/15/2033(c)	268,000	266,902
Eversource Energy, 5.50%, 01/01/2034	647,000	652,024
Principal Amount		Value
Electric Utilities–(continued)
Exelon Corp.,
5.15%, 03/15/2029	$677,000	$687,732
5.13%, 03/15/2031	7,313,000	7,403,699
5.45%, 03/15/2034	649,000	663,621
5.60%, 03/15/2053	905,000	886,584
5.88%, 03/15/2055	7,039,000	7,119,693
6.50%, 03/15/2055(d)	4,761,000	4,773,443
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	156,000	158,241
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	1,755,000	1,740,001
5.00%, 01/15/2035	1,373,000	1,357,588
Florida Power & Light Co.,
4.80%, 05/15/2033	204,000	202,702
5.80%, 03/15/2065	2,275,000	2,370,970
Georgia Power Co., 4.95%, 05/17/2033	260,000	258,603
Greenko Power II Ltd. (India), 4.30%, 12/13/2028(b)	167,000	157,225
Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	200,000	195,585
MidAmerican Energy Co.,
5.35%, 01/15/2034	258,000	265,624
5.85%, 09/15/2054	338,000	353,451
5.30%, 02/01/2055	683,000	663,164
MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(b)	200,000	210,618
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	1,159,000	1,168,519
5.00%, 02/07/2031	1,084,000	1,104,350
5.80%, 01/15/2033	164,000	172,475
5.00%, 08/15/2034	6,430,000	6,399,239
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	477,000	477,000
4.85%, 02/04/2028(c)	1,160,000	1,170,614
4.90%, 03/15/2029(c)	1,752,000	1,767,057
5.05%, 03/15/2030(c)	10,876,000	10,997,908
5.45%, 03/15/2035	8,468,000	8,568,592
5.55%, 03/15/2054	1,767,000	1,716,950
6.75%, 06/15/2054(c)(d)	956,000	982,283
5.90%, 03/15/2055(c)	5,375,000	5,489,452
6.38%, 08/15/2055(d)	5,324,000	5,355,367
6.50%, 08/15/2055(d)	4,293,000	4,358,320
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	760,000	758,819
Oglethorpe Power Corp., 5.90%, 02/01/2055(b)	1,916,000	1,958,681
Ohio Power Co., 5.65%, 06/01/2034	1,313,000	1,342,074
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	4,028,000	4,036,212
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	4,524,000	4,524,597
5.65%, 11/15/2033	657,000	685,997
Pacific Gas and Electric Co.,
5.90%, 10/01/2054(c)	1,493,000	1,461,549
6.15%, 03/01/2055	5,373,000	5,442,331
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
PacifiCorp,
5.10%, 02/15/2029	$743,000	$754,529
5.30%, 02/15/2031(c)	780,000	793,647
5.45%, 02/15/2034(c)	959,000	966,532
5.80%, 01/15/2055(c)	728,000	726,644
PPL Capital Funding, Inc., 5.25%, 09/01/2034	782,000	781,634
Public Service Co. of Colorado, 5.25%, 04/01/2053	260,000	246,583
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	331,000	339,524
San Diego Gas & Electric Co.,
5.35%, 04/01/2053(c)	638,000	613,681
5.55%, 04/15/2054	1,271,000	1,255,197
Sierra Pacific Power Co., 5.90%, 03/15/2054	245,000	252,551
Southern Co. (The),
5.70%, 10/15/2032	168,000	175,376
4.85%, 03/15/2035(c)	4,123,000	3,993,709
Southwestern Electric Power Co., 5.30%, 04/01/2033	253,000	254,592
Union Electric Co.,
5.20%, 04/01/2034	1,756,000	1,779,245
5.13%, 03/15/2055	1,555,000	1,467,988
Virginia Electric & Power Co.,
5.00%, 04/01/2033	263,000	261,275
5.35%, 01/15/2054(c)	555,000	535,359
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	2,129,000	2,137,625
4.38%, 05/01/2029(b)	500,000	477,651
7.75%, 10/15/2031(b)	3,953,000	4,176,819
6.88%, 04/15/2032(b)(c)	5,446,000	5,624,035
6.95%, 10/15/2033(b)	595,000	648,797
6.00%, 04/15/2034(b)	862,000	883,707
5.70%, 12/30/2034(b)	3,517,000	3,536,544
		195,483,984
Electrical Components & Equipment–0.01%
EnerSys, 4.38%, 12/15/2027(b)	250,000	242,900
Regal Rexnord Corp.,
6.05%, 04/15/2028	17,000	17,390
6.30%, 02/15/2030	197,000	205,340
6.40%, 04/15/2033	258,000	268,371
		734,001
Electronic Components–0.07%
Amphenol Corp.,
5.00%, 01/15/2035(c)	2,286,000	2,291,983
5.38%, 11/15/2054	1,298,000	1,295,788
		3,587,771
Electronic Manufacturing Services–0.08%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	4,073,000	4,125,631
Environmental & Facilities Services–0.23%
GFL Environmental, Inc.,
5.13%, 12/15/2026(b)	250,000	250,040
4.38%, 08/15/2029(b)	250,000	236,244
Principal Amount		Value
Environmental & Facilities Services–(continued)
Republic Services, Inc.,
4.88%, 04/01/2029	$870,000	$879,084
5.00%, 12/15/2033(c)	757,000	759,905
5.00%, 04/01/2034	172,000	172,124
Rollins, Inc., 5.25%, 02/24/2035(b)	2,953,000	2,978,753
Veralto Corp.,
5.50%, 09/18/2026	921,000	933,703
5.35%, 09/18/2028	869,000	890,631
Waste Management, Inc., 5.35%, 10/15/2054(c)	5,291,000	5,251,421
		12,351,905
Financial Exchanges & Data–0.03%
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	161,000	149,934
5.20%, 06/15/2062	337,000	322,638
Nasdaq, Inc.,
5.35%, 06/28/2028	186,000	190,588
5.55%, 02/15/2034(c)	296,000	306,922
5.95%, 08/15/2053	119,000	123,953
6.10%, 06/28/2063	296,000	309,071
		1,403,106
Food Distributors–0.06%
Sysco Corp., 5.10%, 09/23/2030	2,967,000	3,009,214
Food Retail–0.20%
Kroger Co. (The),
5.00%, 09/15/2034(c)	3,135,000	3,093,265
5.50%, 09/15/2054(c)	3,758,000	3,654,187
5.65%, 09/15/2064	4,006,000	3,897,786
		10,645,238
Forest Products–0.00%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(b)	200,000	173,227
Gas Utilities–0.06%
Atmos Energy Corp.,
5.90%, 11/15/2033	381,000	404,667
6.20%, 11/15/2053(c)	293,000	323,157
5.00%, 12/15/2054(c)	1,442,000	1,331,671
Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(b)	400,000	304,056
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	466,000	474,649
Southwest Gas Corp., 5.45%, 03/23/2028	246,000	250,816
		3,089,016
Gold–0.02%
Navoi Mining & Metallurgical Combinat (Uzbekistan), 6.95%, 10/17/2031(b)	600,000	601,869
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	388,000	391,712
		993,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Distributors–0.05%
Cardinal Health, Inc., 5.45%, 02/15/2034(c)	$675,000	$686,890
Cencora, Inc., 5.13%, 02/15/2034	644,000	644,761
McKesson Corp., 4.25%, 09/15/2029	1,550,000	1,533,586
		2,865,237
Health Care Equipment–0.30%
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	1,040,000	1,050,409
5.40%, 03/20/2034	1,658,000	1,671,313
Stryker Corp.,
4.25%, 09/11/2029	2,329,000	2,295,438
4.85%, 02/10/2030	4,101,000	4,129,536
5.20%, 02/10/2035	7,045,000	7,153,805
		16,300,501
Health Care Facilities–0.25%
Adventist Health System, 5.76%, 12/01/2034	722,000	742,590
HCA, Inc.,
5.00%, 03/01/2028(c)	2,535,000	2,555,865
5.90%, 06/01/2053	557,000	543,662
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	2,260,000	2,250,364
Tenet Healthcare Corp., 6.13%, 10/01/2028	500,000	500,012
Universal Health Services, Inc.,
4.63%, 10/15/2029	2,012,000	1,968,049
5.05%, 10/15/2034(c)	3,584,000	3,404,975
UPMC,
5.04%, 05/15/2033(c)	1,163,000	1,171,461
5.38%, 05/15/2043(c)	520,000	526,009
		13,662,987
Health Care REITs–0.08%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	373,000	371,193
5.63%, 05/15/2054	1,672,000	1,642,628
Healthpeak OP LLC, 5.38%, 02/15/2035(c)	2,188,000	2,204,612
		4,218,433
Health Care Services–1.07%
CommonSpirit Health,
5.32%, 12/01/2034	3,973,000	4,015,001
5.55%, 12/01/2054	1,490,000	1,476,157
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	112,000	111,363
6.00%, 01/15/2029(b)	150,000	135,721
CVS Health Corp.,
5.00%, 01/30/2029	423,000	425,048
5.25%, 01/30/2031	56,000	56,441
6.75%, 12/10/2054(c)(d)	5,744,000	5,758,023
7.00%, 03/10/2055(c)(d)	20,671,000	20,909,419
DaVita, Inc., 6.88%, 09/01/2032(b)	5,214,000	5,300,349
HCA, Inc.,
5.45%, 09/15/2034	1,023,000	1,019,909
5.75%, 03/01/2035	5,245,000	5,341,493
6.20%, 03/01/2055	2,305,000	2,348,281
Principal Amount		Value
Health Care Services–(continued)
Icon Investments Six DAC,
5.81%, 05/08/2027	$1,390,000	$1,419,526
5.85%, 05/08/2029	1,158,000	1,196,121
6.00%, 05/08/2034	1,342,000	1,385,633
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	5,285,000	5,183,282
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	799,000	517,469
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	1,653,000	1,005,797
Quest Diagnostics, Inc., 6.40%, 11/30/2033	519,000	567,342
		58,172,375
Health Care Supplies–0.14%
Solventum Corp.,
5.45%, 02/25/2027	1,328,000	1,350,150
5.40%, 03/01/2029	3,995,000	4,079,054
5.60%, 03/23/2034	2,219,000	2,272,224
		7,701,428
Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,170,957	1,083,575
Home Improvement Retail–0.09%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034(c)	3,587,000	3,530,278
Home Depot, Inc. (The), 4.90%, 04/15/2029	892,000	908,191
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	128,000	128,469
5.85%, 04/01/2063	208,000	211,078
		4,778,016
Homebuilding–0.04%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	1,903,000	1,881,931
KB Home, 4.80%, 11/15/2029	250,000	243,037
		2,124,968
Hotel & Resort REITs–0.08%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	536,000	547,605
4.95%, 01/15/2035(c)	1,733,000	1,666,371
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	250,000	239,653
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	500,000	491,210
Service Properties Trust,
4.95%, 02/15/2027	473,000	462,187
5.50%, 12/15/2027	502,000	489,362
4.38%, 02/15/2030	347,000	280,797
		4,177,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.57%
Carnival Corp.,
7.00%, 08/15/2029(b)	$587,000	$617,469
5.75%, 03/15/2030(b)	5,813,000	5,833,650
6.13%, 02/15/2033(b)	1,020,000	1,027,857
Choice Hotels International, Inc., 5.85%, 08/01/2034	1,088,000	1,105,739
Expedia Group, Inc., 5.40%, 02/15/2035	6,227,000	6,308,400
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)	275,000	275,263
5.88%, 04/01/2029(b)(c)	1,796,000	1,811,846
6.13%, 04/01/2032(b)(c)	2,392,000	2,430,069
Marriott International, Inc.,
4.88%, 05/15/2029	414,000	416,711
4.80%, 03/15/2030(c)	2,100,000	2,099,584
5.30%, 05/15/2034	637,000	642,025
5.35%, 03/15/2035	2,067,000	2,070,729
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)	1,000,000	1,005,343
6.25%, 03/15/2032(b)	1,501,000	1,532,246
6.00%, 02/01/2033(b)	4,041,000	4,089,052
		31,265,983
Housewares & Specialties–0.08%
Newell Brands, Inc.,
6.63%, 09/15/2029	250,000	255,183
6.38%, 05/15/2030(c)	3,780,000	3,777,389
6.63%, 05/15/2032(c)	510,000	508,531
		4,541,103
Independent Power Producers & Energy Traders–0.40%
AES Corp. (The), 6.95%, 07/15/2055(d)	2,562,000	2,490,187
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	186,057
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	175,326
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	2,339,471	2,348,501
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(d)	4,407,000	4,594,552
Vistra Corp.,
7.00%(b)(d)(e)	3,538,000	3,599,172
Series C, 8.88%(b)(d)(e)	5,922,000	6,357,877
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	1,000,000	1,000,795
Zorlu Enerji Elektrik Uretim A.S. (Turkey), 11.00%, 04/23/2030(b)	800,000	827,950
		21,580,417
Principal Amount		Value
Industrial Conglomerates–0.13%
Honeywell International, Inc.,
4.88%, 09/01/2029(c)	$1,465,000	$1,493,263
4.95%, 09/01/2031(c)	1,795,000	1,825,097
5.00%, 02/15/2033	230,000	232,382
5.00%, 03/01/2035	1,467,000	1,463,943
5.35%, 03/01/2064	2,194,000	2,124,864
		7,139,549
Industrial Machinery & Supplies & Components–0.07%
Enpro, Inc., 5.75%, 10/15/2026	500,000	500,410
ESAB Corp., 6.25%, 04/15/2029(b)	500,000	508,631
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	1,267,000	1,285,009
5.40%, 08/14/2028	124,000	127,119
Nordson Corp.,
5.60%, 09/15/2028	248,000	255,201
5.80%, 09/15/2033(c)	407,000	427,611
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	500,000	507,002
		3,610,983
Industrial REITs–0.02%
LXP Industrial Trust, 6.75%, 11/15/2028	361,000	382,881
Prologis L.P.,
4.88%, 06/15/2028(c)	399,000	404,297
5.13%, 01/15/2034(c)	355,000	358,129
		1,145,307
Insurance Brokers–0.16%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029(c)	809,000	812,672
5.00%, 02/15/2032(c)	946,000	946,682
5.15%, 02/15/2035	1,897,000	1,889,052
6.75%, 02/15/2054	16,000	18,237
5.55%, 02/15/2055	2,773,000	2,728,643
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	1,077,000	1,165,004
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	603,000	622,863
5.45%, 03/15/2053	187,000	186,388
5.70%, 09/15/2053	543,000	561,632
		8,931,173
Integrated Oil & Gas–0.45%
BP Capital Markets PLC, 6.13%(d)(e)	7,070,000	7,012,360
Ecopetrol S.A. (Colombia),
7.75%, 02/01/2032	6,319,000	6,269,910
8.38%, 01/19/2036	3,661,000	3,636,573
Empresa Nacional del Petroleo (Chile), 6.15%, 05/10/2033(b)	600,000	611,975
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	1,124,000	1,137,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Occidental Petroleum Corp.,
5.00%, 08/01/2027	$342,000	$343,513
5.20%, 08/01/2029	1,072,000	1,078,140
5.38%, 01/01/2032	1,935,000	1,921,924
5.55%, 10/01/2034	944,000	932,654
6.45%, 09/15/2036	766,000	800,837
4.63%, 06/15/2045	450,000	350,040
Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(b)	200,000	190,179
		24,285,278
Integrated Telecommunication Services–0.60%
AT&T, Inc., 5.40%, 02/15/2034	519,000	530,865
Bell Canada (Canada),
6.88%, 09/15/2055(c)(d)	5,159,000	5,189,113
7.00%, 09/15/2055(c)(d)	4,321,000	4,348,486
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	10,020,000	9,769,375
C&W Senior Finance Ltd. (Panama), 9.00%, 01/15/2033(b)	200,000	202,255
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	200,000	203,697
8.50%, 04/15/2031(b)	2,973,000	3,168,898
Ooredoo International Finance Ltd. (Qatar), 4.63%, 10/10/2034(b)	265,000	256,606
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	200,000	192,589
T-Mobile USA, Inc., 5.65%, 01/15/2053(c)	482,000	479,728
Turk Telekomunikasyon A.S. (Turkey), 7.38%, 05/20/2029(b)	700,000	716,743
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	7,046,000	7,499,340
		32,557,695
Interactive Media & Services–0.36%
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	300,000	276,896
Meta Platforms, Inc.,
4.30%, 08/15/2029(c)	2,835,000	2,830,910
4.55%, 08/15/2031(c)	920,000	922,582
4.75%, 08/15/2034(c)	3,986,000	3,970,671
5.40%, 08/15/2054	4,524,000	4,511,513
5.75%, 05/15/2063	567,000	588,274
5.55%, 08/15/2064	6,402,000	6,463,529
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	185,068
		19,749,443
Investment Banking & Brokerage–2.48%
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029	2,209,000	2,272,847
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	$695,000	$724,142
Charles Schwab Corp. (The),
Series G, 5.38%(d)(e)	3,862,000	3,872,802
Series K, 5.00%(d)(e)	240,000	236,972
Goldman Sachs Group, Inc. (The),
5.20% (SOFR + 0.79%), 12/09/2026(g)	479,000	480,647
5.73%, 04/25/2030(d)	1,291,000	1,332,316
5.05%, 07/23/2030(d)	2,389,000	2,406,226
4.69%, 10/23/2030(d)	2,964,000	2,942,286
5.21%, 01/28/2031(c)(d)	4,043,000	4,093,637
5.85%, 04/25/2035(d)	1,506,000	1,566,330
5.33%, 07/23/2035(d)	1,911,000	1,912,965
5.02%, 10/23/2035(d)	5,096,000	4,985,574
5.54%, 01/28/2036(d)	6,832,000	6,955,101
5.73%, 01/28/2056(d)	8,618,000	8,787,653
6.85%(d)(e)	19,083,000	19,518,932
Series V, 4.13%(c)(d)(e)	1,671,000	1,620,399
Series W, 7.50%(c)(d)(e)	8,880,000	9,430,809
Series X, 7.50%(c)(d)(e)	10,178,000	10,690,798
Series Y, 6.13%(c)(d)(e)	14,396,000	14,288,223
LPL Holdings, Inc.,
5.20%, 03/15/2030(c)	7,978,000	8,002,869
5.65%, 03/15/2035	10,313,000	10,360,884
Morgan Stanley,
5.12%, 02/01/2029(d)	135,000	136,763
5.16%, 04/20/2029(d)	473,000	479,061
5.45%, 07/20/2029(d)	261,000	267,132
6.41%, 11/01/2029(d)	617,000	651,155
5.17%, 01/16/2030(d)	504,000	510,941
5.04%, 07/19/2030(d)	1,708,000	1,722,089
4.65%, 10/18/2030(d)	4,388,000	4,347,655
5.25%, 04/21/2034(d)	77,000	77,493
5.42%, 07/21/2034(d)	482,000	490,581
5.47%, 01/18/2035(d)	529,000	537,839
5.83%, 04/19/2035(d)	1,300,000	1,355,246
5.32%, 07/19/2035(d)	2,645,000	2,656,283
5.59%, 01/18/2036(d)	3,952,000	4,051,984
5.95%, 01/19/2038(d)	116,000	118,760
5.94%, 02/07/2039(d)	1,240,000	1,264,931
		135,150,325
IT Consulting & Other Services–0.71%
International Business Machines Corp.,
4.65%, 02/10/2028(c)	7,614,000	7,636,544
4.80%, 02/10/2030	15,702,000	15,785,277
5.20%, 02/10/2035(c)	6,355,000	6,389,661
5.70%, 02/10/2055(c)	8,695,000	8,759,996
		38,571,478
Leisure Facilities–0.01%
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	250,000	250,782
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Leisure Facilities–(continued)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.63%, 05/01/2032(b)	$83,000	$85,084
		335,866
Leisure Products–0.04%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	501,000	514,867
Brunswick Corp.,
5.85%, 03/18/2029(c)	732,000	751,290
5.10%, 04/01/2052	243,000	189,698
Polaris, Inc., 6.95%, 03/15/2029(c)	528,000	558,469
		2,014,324
Life & Health Insurance–2.04%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	6,072,000	6,142,507
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)(c)	4,177,000	4,286,747
4.95%, 03/30/2035(b)(c)	6,976,000	6,932,598
5.40%, 09/30/2054(b)(c)	3,937,000	3,843,341
American National Global Funding, 5.55%, 01/28/2030(b)	2,270,000	2,318,583
Athene Global Funding, 5.58%, 01/09/2029(b)(c)	2,171,000	2,221,987
Athene Holding Ltd., 6.25%, 04/01/2054	936,000	964,167
Corebridge Global Funding,
5.90%, 09/19/2028(b)	541,000	563,010
5.20%, 01/12/2029(b)(c)	1,290,000	1,313,855
5.20%, 06/24/2029(b)	2,092,000	2,130,367
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(d)(e)	4,971,000	5,097,368
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	11,863,000	11,857,306
Series 21-1, 2.66%, 06/29/2026(b)	29,883,000	29,019,787
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	361,000	378,316
GA Global Funding Trust, 5.50%, 01/08/2029(b)	771,000	787,234
High Street Funding Trust III, 5.81%, 02/15/2055(b)	3,662,000	3,695,445
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	255,000	260,467
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	27,101,000	24,553,506
MetLife, Inc., 5.25%, 01/15/2054	46,000	44,629
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)(d)	2,004,000	2,053,576
Pacific Life Global Funding II, 5.16% (SOFR + 0.80%), 03/30/2025(b)(g)	1,268,000	1,268,498
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	1,308,000	1,293,568
Principal Amount		Value
Life & Health Insurance–(continued)
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	$204,000	$205,142
		111,232,004
Managed Health Care–0.05%
Humana, Inc., 5.75%, 12/01/2028(c)	363,000	374,317
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	79,000	58,158
3.00%, 06/01/2051	54,000	36,610
UnitedHealth Group, Inc.,
5.25%, 02/15/2028(c)	300,000	307,100
5.30%, 02/15/2030	483,000	497,027
5.35%, 02/15/2033	411,000	420,347
5.63%, 07/15/2054	944,000	942,847
5.20%, 04/15/2063	209,000	191,898
5.75%, 07/15/2064	162,000	161,983
		2,990,287
Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	220,253
Marine Transportation–0.27%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	431,000	450,157
NCL Corp. Ltd.,
8.13%, 01/15/2029(b)	700,000	742,989
6.75%, 02/01/2032(b)	4,039,000	4,131,255
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	9,046,000	9,369,602
		14,694,003
Metal, Glass & Plastic Containers–0.09%
Ball Corp., 6.88%, 03/15/2028	250,000	256,539
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	2,917,000	3,050,220
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034(b)	1,314,000	1,337,363
		4,644,122
Movies & Entertainment–0.10%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	280,000	257,143
Netflix, Inc., 5.40%, 08/15/2054	402,000	404,690
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032(c)	2,132,000	1,915,931
5.05%, 03/15/2042	319,000	264,498
5.14%, 03/15/2052	3,355,000	2,591,635
5.39%, 03/15/2062	357,000	274,558
		5,708,455
Multi-Family Residential REITs–0.13%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	797,000	815,215
Essex Portfolio L.P., 5.50%, 04/01/2034	721,000	734,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Multi-Family Residential REITs–(continued)
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	$2,244,000	$2,169,564
Mid-America Apartments L.P., 5.30%, 02/15/2032	2,387,000	2,433,775
UDR, Inc., 5.13%, 09/01/2034(c)	780,000	774,164
		6,927,299
Multi-line Insurance–0.18%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	500,000	516,495
Allianz SE (Germany), 3.50%(b)(d)(e)	8,400,000	8,206,306
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	821,000	829,094
		9,551,895
Multi-Utilities–0.74%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	866,000	872,246
Ameren Illinois Co., 4.95%, 06/01/2033(c)	363,000	364,007
Black Hills Corp., 6.15%, 05/15/2034	762,000	805,368
CMS Energy Corp., 6.50%, 06/01/2055(d)	8,422,000	8,363,090
Dominion Energy, Inc.,
5.38%, 11/15/2032	406,000	413,391
6.63%, 05/15/2055(c)(d)	2,556,000	2,586,294
Series B, 7.00%, 06/01/2054(d)	1,355,000	1,433,044
Series A, 6.88%, 02/01/2055(c)(d)	1,028,000	1,065,900
DTE Electric Co., 5.20%, 03/01/2034	597,000	606,497
DTE Energy Co.,
4.95%, 07/01/2027	1,102,000	1,111,013
5.85%, 06/01/2034	595,000	619,750
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,130,000	1,149,336
5.63%, 04/10/2034(b)	1,201,000	1,226,655
5.88%, 04/10/2054(b)(c)	1,171,000	1,191,151
NiSource, Inc.,
5.25%, 03/30/2028	146,000	148,256
5.35%, 04/01/2034(c)	1,132,000	1,147,459
6.38%, 03/31/2055(c)(d)	1,516,000	1,514,959
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	993,000	1,033,489
Sempra,
6.40%, 10/01/2054(d)	4,412,000	4,262,388
6.88%, 10/01/2054(c)(d)	2,049,000	2,058,147
6.55%, 04/01/2055(d)	4,559,000	4,437,919
6.63%, 04/01/2055(d)	3,586,000	3,545,550
WEC Energy Group, Inc., 5.15%, 10/01/2027	246,000	249,563
		40,205,472
Principal Amount		Value
Office REITs–0.19%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	$2,592,000	$2,744,099
8.88%, 04/12/2029	3,859,000	4,139,603
Cousins Properties L.P.,
5.38%, 02/15/2032	1,427,000	1,425,149
5.88%, 10/01/2034	1,979,000	2,019,662
Office Properties Income Trust, 9.00%, 09/30/2029(b)	309,000	261,878
		10,590,391
Oil & Gas Drilling–0.03%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	377,000	382,567
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(c)	395,000	419,154
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	361,000	379,543
Transocean Poseidon Ltd., 6.88%, 02/01/2027(b)	577,500	576,819
		1,758,083
Oil & Gas Equipment & Services–0.01%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	412,000	412,390
Oil & Gas Exploration & Production–0.67%
Adnoc Murban Rsc Ltd. (United Arab Emirates), 4.50%, 09/11/2034(b)	800,000	768,832
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	4,077,000	4,205,588
Azule Energy Finance PLC (Angola), 8.13%, 01/23/2030(b)	330,000	335,115
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	260,000	255,812
ConocoPhillips Co., 5.70%, 09/15/2063	329,000	327,468
Diamondback Energy, Inc.,
5.20%, 04/18/2027	1,127,000	1,141,334
5.15%, 01/30/2030	1,254,000	1,273,622
5.40%, 04/18/2034(c)	1,243,000	1,250,412
5.90%, 04/18/2064	663,000	642,563
Expand Energy Corp., 5.38%, 03/15/2030	946,000	940,949
Gran Tierra Energy, Inc. (Colombia), 9.50%, 10/15/2029(b)(c)	408,000	378,747
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 02/01/2029(b)	550,000	538,544
6.88%, 05/15/2034(b)	3,848,000	3,729,220
7.25%, 02/15/2035(b)	10,485,000	10,316,083
SM Energy Co., 6.50%, 07/15/2028	500,000	501,503
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,132,286	3,202,506
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	6,721,342
		36,529,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–0.26%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	$2,578,000	$2,594,522
Phillips 66 Co., 5.30%, 06/30/2033	455,000	459,044
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	94,896	93,810
Raizen Fuels Finance S.A. (Brazil),
6.45%, 03/05/2034(b)	270,000	271,610
5.70%, 01/17/2035(b)	2,893,000	2,737,501
6.70%, 02/25/2037(b)	3,960,000	3,967,117
6.95%, 03/05/2054(b)	3,895,000	3,828,581
		13,952,185
Oil & Gas Storage & Transportation–2.47%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	190,485
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 06/15/2029(b)	275,000	270,892
6.63%, 02/01/2032(b)	4,762,000	4,868,140
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	416,000	432,136
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	249,000	253,216
5.10%, 10/01/2031(b)	1,669,000	1,663,165
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	4,239,000	4,126,621
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	2,273,000	2,230,839
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	439,000	451,823
7.38%, 01/15/2083(d)	322,000	330,159
7.63%, 01/15/2083(d)	383,000	402,230
Series NC5, 8.25%, 01/15/2084(d)	224,000	237,178
Energy Transfer L.P.,
6.10%, 12/01/2028	249,000	260,259
6.40%, 12/01/2030	195,000	208,047
6.55%, 12/01/2033	451,000	487,430
5.55%, 05/15/2034	745,000	752,166
5.95%, 05/15/2054	698,000	690,021
8.00%, 05/15/2054(c)(d)	3,819,000	4,063,431
6.05%, 09/01/2054	2,247,000	2,244,716
7.13%, 10/01/2054(d)	13,492,000	13,867,266
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	259,000	264,088
8.25%, 01/15/2029	144,000	148,614
8.88%, 04/15/2030	241,000	250,445
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	5,540,000	5,625,851
6.13%, 02/23/2038(b)	2,540,000	2,626,468
6.51%, 02/23/2042(b)	5,385,000	5,631,816
6.10%, 08/23/2042(b)	7,240,000	7,247,901
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
4.80%, 02/01/2033	$211,000	$204,532
5.20%, 06/01/2033	473,000	470,231
MPLX L.P., 4.95%, 03/14/2052	188,000	162,001
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	375,000	382,150
8.38%, 02/15/2032(b)	4,712,000	4,790,455
ONEOK, Inc.,
4.25%, 09/24/2027	3,547,000	3,513,566
5.65%, 11/01/2028(c)	263,000	270,995
4.40%, 10/15/2029	3,018,000	2,962,570
5.80%, 11/01/2030(c)	379,000	395,083
6.05%, 09/01/2033	607,000	636,388
6.63%, 09/01/2053	865,000	932,320
Plains All American Pipeline L.P., 5.95%, 06/15/2035	7,727,000	7,965,571
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(c)(d)	3,112,000	3,208,713
7.63%, 03/01/2055(b)(d)	5,262,000	5,411,846
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)	883,000	883,918
5.03%, 10/01/2029(b)	2,771,000	2,757,035
5.58%, 10/01/2034(b)	2,868,000	2,825,505
6.18%, 10/01/2054(b)	1,255,000	1,230,475
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	301,000	312,268
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	6,810,000	6,964,587
Targa Resources Corp.,
5.50%, 02/15/2035	812,000	815,224
6.25%, 07/01/2052	174,000	179,824
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	220,000	227,034
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	5,188,000	5,732,361
7.00%, 01/15/2030(b)(c)	4,843,000	4,912,770
9.88%, 02/01/2032(b)(c)	3,726,000	4,077,385
Western Midstream Operating L.P.,
6.15%, 04/01/2033	416,000	431,731
5.45%, 11/15/2034	2,168,000	2,144,921
Williams Cos., Inc. (The),
5.30%, 08/15/2028	1,143,000	1,166,099
4.80%, 11/15/2029	2,706,000	2,707,186
5.65%, 03/15/2033(c)	451,000	464,666
5.15%, 03/15/2034	753,000	747,530
5.80%, 11/15/2054	1,515,000	1,522,668
6.00%, 03/15/2055	3,111,000	3,196,760
		134,431,771
Other Specialized REITs–0.15%
Iron Mountain, Inc.,
4.88%, 09/15/2029(b)	500,000	482,075
6.25%, 01/15/2033(b)(c)	2,088,000	2,101,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Other Specialized REITs–(continued)
Simon Property Group L.P., 4.75%, 09/26/2034	$5,509,000	$5,329,527
		7,912,982
Other Specialty Retail–0.01%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	237,624
Tractor Supply Co., 5.25%, 05/15/2033	168,000	170,679
		408,303
Packaged Foods & Meats–0.38%
Frigorifico Concepcion S.A. (Paraguay), 7.70%, 07/21/2028(b)	500,000	381,773
Gruma S.A.B. de C.V. (Mexico),
5.39%, 12/09/2034(b)	4,105,000	4,073,391
5.76%, 12/09/2054(b)(c)	1,850,000	1,776,000
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	378,000	404,861
McCormick & Co., Inc., 4.70%, 10/15/2034	3,058,000	2,934,162
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	4,635,000	4,875,042
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	2,853,000	2,843,844
The Campbell’s Company,
5.30%, 03/20/2026	492,000	495,600
5.20%, 03/21/2029	678,000	690,023
5.40%, 03/21/2034	890,000	905,464
5.25%, 10/13/2054	1,705,000	1,597,167
		20,977,327
Paper & Plastic Packaging Products & Materials–0.15%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	5,203,000	5,284,916
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	1,329,000	1,352,895
5.78%, 04/03/2054(b)	1,259,000	1,279,928
		7,917,739
Paper Products–0.15%
Inversiones CMPC S.A. (Chile), 6.13%, 02/26/2034(b)	225,000	229,195
Magnera Corp., 7.25%, 11/15/2031(b)(c)	8,120,000	8,163,036
		8,392,231
Passenger Airlines–0.20%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	85,728	75,068
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,275,000	1,268,822
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	2,001,000	1,975,598
5.31%, 10/20/2031(b)	2,293,000	2,279,632
Principal Amount		Value
Passenger Airlines–(continued)
Avianca Midco 2 PLC, 9.63%, 02/14/2030(b)	$200,000	$194,693
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	586,905	532,156
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	60,618	60,505
4.75%, 10/20/2028(b)	437,932	435,205
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	117,209	119,398
Series 24-A, 5.88%, 02/15/2037	2,117,411	2,169,687
Series AA, 5.45%, 02/15/2037	2,011,343	2,052,352
		11,163,116
Passenger Ground Transportation–0.17%
Uber Technologies, Inc.,
4.30%, 01/15/2030	5,715,000	5,620,508
5.35%, 09/15/2054(c)	4,064,000	3,870,596
		9,491,104
Personal Care Products–0.04%
Kenvue, Inc.,
5.35%, 03/22/2026	120,000	121,107
5.05%, 03/22/2028(c)	277,000	282,297
5.00%, 03/22/2030(c)	882,000	898,071
4.90%, 03/22/2033(c)	582,000	584,373
5.20%, 03/22/2063	273,000	262,028
		2,147,876
Pharmaceuticals–0.44%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	737,000	747,047
4.90%, 02/26/2031	844,000	858,118
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029(c)	421,000	427,563
5.90%, 11/15/2033(c)	490,000	523,704
6.25%, 11/15/2053	335,000	368,345
6.40%, 11/15/2063	784,000	870,482
Eli Lilly and Co.,
4.70%, 02/09/2034	560,000	555,307
5.00%, 02/09/2054	14,000	13,409
5.05%, 08/14/2054(c)	3,098,000	2,982,674
5.10%, 02/09/2064	939,000	895,758
5.20%, 08/14/2064	859,000	834,304
Johnson & Johnson, 4.70%, 03/01/2030	1,786,000	1,812,732
Merck & Co., Inc.,
5.00%, 05/17/2053	241,000	228,190
5.15%, 05/17/2063	169,000	160,309
Novartis Capital Corp.,
3.80%, 09/18/2029	3,235,000	3,163,804
4.00%, 09/18/2031	2,538,000	2,467,568
4.20%, 09/18/2034(c)	4,578,000	4,369,526
4.70%, 09/18/2054	3,095,000	2,839,161
		24,118,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Property & Casualty Insurance–0.15%
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	$1,022,000	$1,067,459
6.10%, 03/15/2055(b)	3,120,000	3,151,432
Markel Group, Inc., 6.00%(d)(e)	3,627,000	3,622,943
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	224,000	226,068
		8,067,902
Rail Transportation–0.11%
CSX Corp., 4.90%, 03/15/2055(c)	2,175,000	2,009,339
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	209,000	138,076
Norfolk Southern Corp.,
5.05%, 08/01/2030	413,000	420,259
5.55%, 03/15/2034	445,000	464,403
5.35%, 08/01/2054(c)	292,000	286,563
5.95%, 03/15/2064	568,000	600,565
TTX Co., 5.05%, 11/15/2034(b)	1,727,000	1,743,082
Union Pacific Corp., 5.15%, 01/20/2063	495,000	467,886
		6,130,173
Real Estate Development–0.14%
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	4,842,000	5,350,455
6.88%, 07/15/2029(c)	2,138,000	2,219,712
Port of Spain Waterfront Development (Trinidad), 7.88%, 02/19/2040(b)	200,000	198,550
		7,768,717
Regional Banks–0.16%
Banco Internacional del Peru S.A.A. Interbank (Peru), 3.25%, 10/04/2026(b)	200,000	195,321
Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	227,000	224,774
Regions Financial Corp., 5.72%, 06/06/2030(c)(d)	1,841,000	1,889,985
Synovus Financial Corp., 6.17%, 11/01/2030(d)	1,683,000	1,718,635
Truist Financial Corp.,
6.05%, 06/08/2027(d)	394,000	400,978
4.87%, 01/26/2029(d)	251,000	252,322
7.16%, 10/30/2029(d)	534,000	575,247
5.44%, 01/24/2030(d)	448,000	457,002
6.12%, 10/28/2033(d)	239,000	253,496
Series P, 4.95%(c)(d)(e)	1,181,000	1,179,442
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	1,306,000	1,354,139
		8,501,341
Reinsurance–0.23%
Global Atlantic (Fin) Co.,
4.70%, 10/15/2051(b)(d)	5,724,000	5,565,940
6.75%, 03/15/2054(b)	2,033,000	2,143,438
7.95%, 10/15/2054(b)(d)	3,506,000	3,686,348
Principal Amount		Value
Reinsurance–(continued)
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(d)	$1,407,000	$1,407,049
		12,802,775
Renewable Electricity–0.06%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	2,910,000	2,887,345
Idaho Power Co., 5.20%, 08/15/2034(c)	650,000	660,383
		3,547,728
Research & Consulting Services–0.00%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	259,000	253,360
Restaurants–0.53%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	2,454,000	2,458,206
Alsea S.A.B. de C.V. (Mexico), 7.75%, 12/14/2026(b)	400,000	402,096
Arcos Dorados B.V. (Brazil),
6.13%, 05/27/2029(b)(c)	322,000	325,546
6.38%, 01/29/2032(b)	8,265,000	8,462,616
McDonald’s Corp.,
4.80%, 08/14/2028	1,321,000	1,336,286
4.60%, 05/15/2030	5,761,000	5,758,073
4.95%, 08/14/2033(c)	1,106,000	1,119,614
4.95%, 03/03/2035	4,412,000	4,395,560
5.45%, 08/14/2053	184,000	181,787
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	3,899,000	4,167,871
Yum! Brands, Inc., 4.75%, 01/15/2030(b)(c)	500,000	484,690
		29,092,345
Retail REITs–0.16%
Agree L.P., 5.63%, 06/15/2034	763,000	782,885
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035(c)	633,000	653,213
Kimco Realty OP LLC, 4.85%, 03/01/2035	2,247,000	2,182,858
Kite Realty Group L.P.,
4.95%, 12/15/2031	1,332,000	1,314,772
5.50%, 03/01/2034(c)	277,000	280,799
NNN REIT, Inc.,
5.60%, 10/15/2033	305,000	311,978
5.50%, 06/15/2034(c)	849,000	862,904
Realty Income Corp.,
5.63%, 10/13/2032	188,000	195,212
5.38%, 09/01/2054	651,000	637,767
Regency Centers L.P.,
5.25%, 01/15/2034	508,000	512,472
5.10%, 01/15/2035	826,000	821,450
		8,556,310
Security & Alarm Services–0.01%
Brink’s Co. (The), 6.50%, 06/15/2029(b)(c)	500,000	512,485
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Self-Storage REITs–0.21%
Extra Space Storage L.P.,
5.70%, 04/01/2028	$158,000	$162,578
5.40%, 02/01/2034(c)	947,000	959,615
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)(c)	748,000	746,735
Prologis L.P.,
5.00%, 03/15/2034(c)	2,093,000	2,092,595
5.00%, 01/31/2035(c)	2,241,000	2,238,469
5.25%, 06/15/2053(c)	799,000	776,515
5.25%, 03/15/2054(c)	2,970,000	2,889,470
Public Storage Operating Co.,
5.13%, 01/15/2029	111,000	113,557
5.10%, 08/01/2033(c)	617,000	626,136
5.35%, 08/01/2053	956,000	940,433
		11,546,103
Semiconductors–0.48%
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	1,044,000	1,083,992
5.50%, 01/25/2031(b)	3,154,000	3,213,841
6.15%, 01/25/2032(b)	1,943,000	2,037,875
5.90%, 01/25/2033(b)	906,000	935,214
5.88%, 01/25/2034(b)(c)	1,291,000	1,322,633
6.25%, 01/25/2035(b)	2,552,000	2,691,051
6.10%, 01/25/2036(b)(c)	3,649,000	3,804,310
6.20%, 01/25/2037(b)	4,357,000	4,582,139
6.40%, 01/25/2038(b)	1,135,000	1,214,965
6.30%, 01/25/2039(b)(c)	3,564,000	3,786,795
Micron Technology, Inc., 5.30%, 01/15/2031	626,000	634,710
SK hynix, Inc. (South Korea), 6.38%, 01/17/2028(b)	600,000	626,943
		25,934,468
Single-Family Residential REITs–0.05%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	2,138,000	2,160,698
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	653,000	654,960
		2,815,658
Soft Drinks & Non-alcoholic Beverages–0.20%
Coca-Cola Co. (The), 5.40%, 05/13/2064	2,663,000	2,658,323
PepsiCo, Inc.,
4.60%, 02/07/2030	3,439,000	3,463,106
5.00%, 02/07/2035	4,520,000	4,554,812
		10,676,241
Sovereign Debt–2.08%
Brazilian Government International Bond (Brazil),
6.13%, 03/15/2034	5,979,000	5,807,974
4.75%, 01/14/2050	800,000	568,538
Colombia Government International Bond (Colombia),
8.00%, 04/20/2033	200,000	208,711
7.50%, 02/02/2034	3,455,000	3,473,351
7.75%, 11/07/2036	9,849,000	9,790,952
Principal Amount		Value
Sovereign Debt–(continued)
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	$3,624,000	$3,819,345
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	13,542,000	13,934,718
7.15%, 02/24/2055(b)	7,519,000	7,778,406
Egypt Government International Bond (Egypt),
8.63%, 02/04/2030(b)	3,455,000	3,436,910
9.45%, 02/04/2033(b)	3,135,000	3,058,951
Ghana Government International Bond (Ghana),
0.00%, 07/03/2026(b)(f)	118,488	110,974
5.00%, 07/03/2029(b)(j)	1,194,754	1,064,699
0.00%, 01/03/2030(b)(f)	247,764	194,380
5.00%, 07/03/2035(b)(j)	1,718,076	1,278,184
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	2,805,000	2,802,279
7.05%, 10/04/2032(b)	200,000	210,325
6.55%, 02/06/2037(b)	3,245,000	3,266,591
Israel Government International Bond (Israel), 4.50%, 01/17/2033	200,000	188,853
Mexico Government International Bond (Mexico),
6.88%, 05/13/2037	310,000	319,626
6.34%, 05/04/2053	200,000	185,583
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	600,000	626,600
Oriental Republic of Uruguay (Uruguay), 5.25%, 09/10/2060	800,000	742,905
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	2,934,000	2,887,099
Republic of Kenya Government International Bond (Kenya), 9.50%, 03/05/2036(b)	5,590,000	5,417,814
Republic of Poland Government International Bond (Poland),
5.38%, 02/12/2035	10,335,000	10,439,045
5.50%, 03/18/2054	340,000	326,888
Republic of South Africa Government International Bond (South Africa),
5.38%, 07/24/2044	1,000,000	766,375
5.75%, 09/30/2049	200,000	152,523
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	300,000	298,774
6.63%, 02/17/2028(b)	5,030,000	5,170,808
5.88%, 01/30/2029(b)	3,552,000	3,544,968
3.63%, 03/27/2032(b)	300,000	251,970
7.13%, 01/17/2033(b)	3,760,000	3,865,230
5.75%, 03/24/2035(b)	7,010,000	6,412,503
7.63%, 01/17/2053(b)	500,000	511,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Saudi Government International Bond (Saudi Arabia),
4.38%, 04/16/2029(b)	$415,000	$409,308
5.63%, 01/13/2035(b)	440,000	451,307
5.00%, 01/18/2053(b)	200,000	175,814
Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	300,000	313,642
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	8,505,000	8,446,528
Turkiye Government International Bond (Turkey), 7.63%, 05/15/2034	695,000	716,996
		113,427,947
Specialized Consumer Services–0.05%
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	800,000	740,432
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)(c)	786,000	796,604
5.20%, 10/30/2034(b)	1,127,000	1,140,716
		2,677,752
Specialized Finance–0.08%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	38,000	37,383
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	2,237,000	2,392,161
SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(b)	1,744,000	1,769,252
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	385,000	394,142
		4,592,938
Specialty Chemicals–0.28%
Celanese US Holdings LLC, 6.60%, 11/15/2028	500,000	519,161
OCP S.A. (Morocco), 3.75%, 06/23/2031(b)	200,000	177,047
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	6,740,000	6,874,490
Sociedad Quimica y Minera de Chile S.A. (Chile),
6.50%, 11/07/2033(b)	3,926,000	4,143,253
5.50%, 09/10/2034(b)	340,000	332,350
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	3,064,000	3,119,504
		15,165,805
Steel–0.22%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	250,000	249,800
4.63%, 03/01/2029(b)(c)	500,000	468,104
6.88%, 11/01/2029(b)	4,286,000	4,311,369
7.38%, 05/01/2033(b)(c)	3,427,000	3,443,196
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	3,778,000	3,799,689
		12,272,158
Principal Amount		Value
Systems Software–0.47%
Oracle Corp.,
6.25%, 11/09/2032	$532,000	$570,134
4.90%, 02/06/2033(c)	448,000	442,193
4.70%, 09/27/2034	4,669,000	4,486,738
6.90%, 11/09/2052	373,000	424,532
5.38%, 09/27/2054	5,447,000	5,100,346
6.00%, 08/03/2055	3,990,000	4,079,330
5.50%, 09/27/2064	4,103,000	3,825,739
6.13%, 08/03/2065	6,605,000	6,749,991
		25,679,003
Technology Hardware, Storage & Peripherals–0.17%
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034(c)	3,550,000	3,495,023
5.60%, 10/15/2054(c)	5,077,000	4,945,866
Leidos, Inc., 5.75%, 03/15/2033	306,000	315,129
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)	400,000	432,815
Seagate HDD Cayman, 4.09%, 06/01/2029	275,000	260,726
		9,449,559
Telecom Tower REITs–0.00%
SBA Communications Corp., 3.13%, 02/01/2029	275,000	252,326
Tobacco–0.46%
Altria Group, Inc., 4.88%, 02/04/2028(c)	1,277,000	1,287,266
B.A.T Capital Corp. (United Kingdom),
6.00%, 02/20/2034(c)	381,000	398,789
7.08%, 08/02/2043	128,000	141,901
Philip Morris International, Inc.,
5.00%, 11/17/2025	183,000	183,654
4.38%, 11/01/2027	3,187,000	3,178,564
5.13%, 11/17/2027	528,000	536,624
4.88%, 02/15/2028	1,019,000	1,032,062
5.25%, 09/07/2028	751,000	769,008
4.88%, 02/13/2029(c)	1,935,000	1,953,160
4.63%, 11/01/2029(c)	3,631,000	3,637,784
5.13%, 02/13/2031	517,000	526,227
4.75%, 11/01/2031	2,774,000	2,763,999
5.75%, 11/17/2032	224,000	235,041
5.38%, 02/15/2033	1,131,000	1,157,948
5.63%, 09/07/2033	635,000	660,652
5.25%, 02/13/2034	8,000	8,102
4.90%, 11/01/2034(c)	6,684,000	6,589,246
		25,060,027
Trading Companies & Distributors–0.54%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	1,978,000	1,983,329
Air Lease Corp.,
Series B, 4.65%(d)(e)	3,581,000	3,524,059
Series D, 6.00%(c)(d)(e)	2,296,000	2,257,111
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 03/15/2030(b)	1,630,000	1,638,110
5.75%, 10/01/2031(b)	728,000	745,825
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Trading Companies & Distributors–(continued)
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	$957,000	$992,062
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	526,000	509,910
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	2,121,000	2,077,672
GATX Corp.,
5.50%, 06/15/2035(c)	4,069,000	4,117,651
6.05%, 06/05/2054	6,910,000	7,087,328
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)(c)	2,055,000	2,094,761
5.13%, 07/17/2034(b)	2,171,000	2,216,381
		29,244,199
Transaction & Payment Processing Services–0.14%
Fiserv, Inc.,
5.38%, 08/21/2028	1,036,000	1,059,838
5.63%, 08/21/2033(c)	681,000	704,824
5.45%, 03/15/2034	1,981,000	2,016,957
Mastercard, Inc., 4.85%, 03/09/2033(c)	647,000	652,301
WEX, Inc., 6.50%, 03/15/2033(b)	3,126,000	3,133,506
		7,567,426
Wireless Telecommunication Services–0.46%
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	199,820
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(b)	200,000	176,507
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(d)	3,383,000	3,399,375
7.13%, 04/15/2055(d)	2,357,000	2,372,089
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	803,400	808,599
T-Mobile USA, Inc., 6.00%, 06/15/2054	270,000	282,248
Turkcell Iletisim Hizmetleri A.S. (Turkey),
7.45%, 01/24/2030(b)	4,514,000	4,613,776
7.65%, 01/24/2032(b)	5,754,000	5,906,078
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	250,000	242,164
4.13%, 06/04/2081(d)	2,580,000	2,322,099
5.13%, 06/04/2081(d)	6,245,000	4,832,241
		25,154,996
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,556,965,802)		2,570,092,001
U.S. Government Sponsored Agency Mortgage-Backed Securities–32.18%
Collateralized Mortgage Obligations–0.66%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(k)	1,795	234
6.00%, 07/25/2033(k)	1,657	225
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(l)	$4,736,000	$4,674,975
Series K085, Class AM, 4.06%, 10/25/2028(l)	4,736,000	4,686,969
Series K089, Class AM, 3.63%, 01/25/2029(l)	8,018,000	7,808,444
Series K088, Class AM, 3.76%, 01/25/2029(l)	18,944,000	18,542,114
		35,712,961
Commercial & Residential Mortgage Finance–2.82%
6.00%, 04/01/2037 to 08/01/2053	56,522,039	58,116,591
5.50%, 04/01/2033 to 09/01/2053	59,311,650	59,876,086
6.50%, 07/01/2028 to 01/01/2037	28,487	29,531
7.50%, 02/01/2030 to 08/01/2037	238,208	245,797
9.50%, 04/01/2030	22	22
3.50%, 12/01/2030 to 05/01/2047	21,418,530	19,903,961
7.00%, 03/01/2032 to 02/01/2034	117,972	123,710
8.50%, 10/01/2032	15,828	16,510
8.00%, 04/01/2033	13,755	14,426
5.00%, 12/01/2039	230,046	233,070
3.00%, 08/01/2043	1,686,788	1,525,820
4.00%, 12/01/2048	14,206,165	13,535,334
ARM, 6.94% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(g)	33,353	34,562
6.62% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2037(g)	20,305	21,072
6.67% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(g)	11,869	12,133
		153,688,625
Federal Home Loan Mortgage Corp. (FHLMC)–0.20%
3.50%, 08/01/2026	38,763	38,351
7.00%, 05/01/2028 to 06/01/2032	176,844	185,605
6.00%, 03/01/2029 to 10/01/2032	5,563	5,743
7.50%, 05/01/2030 to 05/01/2035	164,722	168,616
8.50%, 08/01/2031	9,717	10,284
3.00%, 02/01/2032	776,733	748,705
6.50%, 08/01/2032 to 09/01/2036	46,948	49,030
8.00%, 08/01/2032	6,907	7,239
5.50%, 01/01/2034 to 07/01/2040	564,324	576,974
5.00%, 07/01/2034 to 06/01/2040	783,886	795,091
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
4.50%, 02/01/2040 to 10/01/2046	$8,298,444	$8,256,194
ARM, 6.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.05%), 12/01/2036(g)	26,693	27,644
7.05% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(g)	2,374	2,435
7.49% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(g)	38,512	39,722
		10,911,633
Government National Mortgage Association (GNMA)–6.80%
ARM, 5.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(g)	55	55
5.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(g)	124	123
8.00%, 08/15/2025 to 06/15/2026	605	607
6.56%, 01/15/2027	19,017	19,269
7.00%, 10/15/2028 to 09/15/2032	52,497	53,165
6.00%, 11/15/2028 to 02/15/2033	25,254	26,236
6.50%, 01/15/2029 to 09/15/2034	31,104	31,656
7.50%, 05/15/2031 to 05/15/2032	2,781	2,801
5.50%, 06/15/2035	14,371	14,790
5.00%, 07/15/2035	1,312	1,334
4.00%, 03/20/2048	2,607,528	2,468,105
TBA, 2.50%, 03/01/2055(m)	64,300,000	55,117,327
4.50%, 03/01/2055(m)	63,574,000	61,352,391
5.00%, 03/01/2055(m)	85,300,000	84,243,896
5.50%, 03/01/2055(m)	83,978,000	84,197,786
6.00%, 03/01/2055(m)	82,162,000	83,283,845
		370,813,386
Uniform Mortgage-Backed Securities–21.70%
TBA, 2.50%, 03/01/2055(m)	223,874,725	187,145,873
3.00%, 03/01/2055(m)	200,089,616	174,328,080
3.50%, 03/01/2055(m)	96,185,913	87,256,819
4.00%, 03/01/2055(m)	72,746,773	68,202,225
5.00%, 03/01/2055(m)	255,500,654	251,370,619
5.50%, 03/01/2055(m)	279,506,124	279,898,280
6.00%, 03/01/2055(m)	132,039,491	134,217,282
		1,182,419,178
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,735,886,296)		1,753,545,783
Principal Amount		Value

Asset-Backed Securities–24.47%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(l)	$61,739	$61,472
Series 2005-1, Class 4A1, 5.69%, 05/25/2035(l)	282,623	271,490
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 5.25% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(g)	12,106,000	12,109,862
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	12,757,263
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(l)	600,189	579,863
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(l)	2,500,834	2,349,797
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(l)	1,369,639	1,307,230
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(l)	2,315,349	1,991,665
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(l)	6,234,740	5,372,467
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	11,323,248	10,447,735
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	3,070,655	3,102,729
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	9,462,509	9,468,936
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	12,528,656	12,606,729
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	7,502,249	7,498,358
Apidos CLO XII, Series 2013- 12A, Class ARR, 5.38% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(g)	6,446,113	6,454,376
Apidos CLO XXV, Series 2016- 25A, Class A1R3, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(g)	10,795,000	10,826,036
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	20,133,000	19,824,295
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,330,476
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	3,992,282
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,475,000	2,498,452
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	13,131,000	13,486,724
Bain Capital Credit CLO Ltd., Series 2021-1A, Class AR, 5.27% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(g)	6,388,000	6,390,012
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(l)	4,394,000	4,355,038
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	3,175,000	3,245,229
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(l)	$9,772,029	$8,384,025
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(l)	9,771,274	8,044,373
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(l)	8,710,369	7,694,862
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(l)	10,173,643	8,728,595
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(l)	12,413,786	10,219,866
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1, 0.00%, 01/25/2035(f)(l)	191,218	182,285
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	121,905	115,485
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.80%, 11/25/2034(l)	167,528	169,178
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.55%, 04/10/2051(l)	6,921,000	6,166,734
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	15,181,381
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	10,569,600
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(g)	9,863,000	9,866,018
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(l)	2,500,000	2,622,556
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(l)	1,424,251	1,370,631
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(g)	3,994,000	3,998,849
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(g)	5,705,321	5,697,121
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(g)	5,345,000	5,308,249
Series 2021-VOLT, Class D, 6.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(g)	12,367,000	12,284,311
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(l)	6,450,000	6,534,014
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(l)	4,590,000	4,703,120
Principal Amount		Value

BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	$4,640,000	$4,693,650
Series 2022-LBA6, Class A, 5.31% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(g)	10,965,000	10,952,251
Series 2022-LBA6, Class B, 5.61% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(g)	6,790,000	6,781,350
Series 2022-LBA6, Class C, 5.91% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(g)	3,630,000	3,626,074
Series 2025-VLT6, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(g)	9,085,000	9,077,156
Series 2025-VLT6, Class B, 6.21% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(g)	5,740,000	5,739,464
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 5.51% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(g)	6,883,827	6,900,493
Series 2015-5A, Class A1R3, 5.39% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(g)	3,932,819	3,937,299
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.37% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(g)	7,512,677	7,522,879
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(l)	3,510,825	3,184,411
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(l)	9,533,779	9,551,986
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(l)	1,695,176	1,699,792
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(l)	849,846	769,159
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(l)	3,397,322	3,140,234
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(l)	1,685,076	1,550,852
CIFC Funding Ltd., Series 2016-1A, Class AR3, 5.29% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(g)	4,695,000	4,700,174
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.72%, 08/25/2034(l)	50,851	47,985
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(l)	9,789,108	8,059,055
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(l)	9,264,175	9,339,520
Clover CLO LLC, Series 2021- 3A, Class AR, 5.37% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(g)	10,177,000	10,182,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(l)	$4,108,801	$3,655,634
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(l)	6,542,551	5,926,980
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	6,540,484	6,134,260
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(l)	9,165,916	8,868,752
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.52%, 08/10/2048(l)	5,267,000	5,220,099
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	186,990	87,054
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(l)	1,310,973	1,186,231
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(l)	2,006,997	1,813,523
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(l)	8,308,481	7,952,717
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(l)	5,772,399	5,219,889
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(l)	9,235,294	9,188,663
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	6,328,053	6,381,636
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(l)	5,635,414	5,667,491
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	19,916,925
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.75%, 06/25/2034(l)	365,770	344,279
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,648,450	9,463,334
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,191,825	10,100,575
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(b)(l)	2,974,392	2,622,437
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,587,520	17,678,254
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(l)	$1,477,553	$1,431,032
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(l)	160,415	158,597
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(l)	727,297	627,203
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(l)	6,483,385	5,699,187
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	8,686,898	8,652,364
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(l)	5,540,173	5,507,156
Empower CLO Ltd., Series 2024-1A, Class A1, 5.90% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(g)	10,250,000	10,322,232
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	1,710,000	1,746,343
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,991,000	2,053,318
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	4,070,000	4,084,573
Extended Stay America Trust, Series 2021-ESH, Class B, 5.81% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(g)	4,463,717	4,470,099
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(l)	14,819,138	13,168,796
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(l)	3,093,185	2,757,988
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(g)	7,063,000	7,066,503
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	11,786,710	12,036,862
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(l)	907,212	880,394
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	832,297	796,589
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(l)	342,658	278,541
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.27% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(g)	4,358,000	4,360,523
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(g)	6,016,566	6,022,631
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.44% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(g)	5,985,000	6,008,641
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

Golub Capital Partners CLO 40(B) Ltd., Series 2019- 40A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(g)	$8,675,899	$8,695,420
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,678,252
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,763,937
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(l)	7,925,260	7,019,517
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.65%, 09/25/2035(l)	82,223	74,098
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.33% (1 mo. Term SOFR + 1.01%), 06/20/2035(g)	10,945	10,244
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,740,373
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	1,996,532
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	1,287,214	1,291,978
ICG US CLO Ltd., Series 2016- 1A, Class A1RR, 5.81% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(g)	11,393,271	11,414,964
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	3,479,040	3,371,703
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	12,002,000	11,741,557
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,440,500	5,393,368
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 6.68%, 06/25/2035(l)	58,573	59,475
Series 2005-A5, Class 1A2, 5.34%, 08/25/2035(l)	57,350	54,602
Series 2007-A4, Class 3A1, 5.45%, 06/25/2037(l)	299,123	229,675
Series 20153, Class B2, 3.58%, 05/25/2045(b)(l)	3,219,682	3,023,939
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(l)	10,985,412	9,460,894
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(l)	2,399,330	2,393,258
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(l)	8,411,475	8,492,734
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/2048	862,281	856,564
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,109,243
Principal Amount		Value

KKR CLO 15 Ltd., Series 15, Class A1R2, 5.39% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(g)	$8,042,514	$8,052,857
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	89,489	65,278
Life Mortgage Trust,
Series 2021-BMR, Class B, 5.31% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(g)	2,043,188	2,038,713
Series 2021-BMR, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(g)	3,237,500	3,222,685
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.59% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(g)	9,247,000	9,262,054
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(l)	6,106,166	5,428,095
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(l)	6,088,743	5,401,755
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(l)	223,090	210,777
Series 2005-A5, Class A9, 5.13%, 06/25/2035(l)	293,989	283,418
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(l)	7,267,375	6,412,828
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(g)	5,810,000	5,800,946
Series 2021-STOR, Class B, 5.33% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(g)	4,355,000	4,336,529
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(l)	15,769,000	15,379,558
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(l)	3,350,000	2,321,550
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	16,905,048
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	10,144,773
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(l)	6,807,246	6,875,203
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(l)	8,925,079	8,989,621
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(l)	6,811,558	6,872,078
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(l)	6,250,000	5,132,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.45% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(g)	$10,044,000	$10,068,467
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(l)	1,285,388	1,218,525
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(l)	2,329,459	2,186,839
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(l)	6,309,688	5,918,509
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	3,108,315	3,119,749
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(g)	7,066,000	7,068,438
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(l)	106,356	104,988
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(l)	9,499,733	7,949,084
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(l)	7,842,279	7,000,777
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	7,063,333	6,371,809
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	6,678,906	6,628,178
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(l)	4,112,970	4,127,135
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(l)	6,916,220	6,168,467
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 5.67% (3 mo. Term SOFR + 1.38%), 07/20/2029(b)(g)	293,470	293,543
Series 2020-8RA, Class AR, 5.55% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(g)	18,437,000	18,502,267
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	19,495,529
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(g)	8,129,000	8,133,682
PMT Loan Trust, Series 2025- INV1, Class A7, 6.00%, 01/25/2060(b)(l)	4,742,613	4,811,666
PPM CLO 3 Ltd., Series 2019- 3A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(g)	9,626,000	9,628,724
Principal Amount		Value

Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	$6,371,925	$5,952,094
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,316,227	9,305,849
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 4.97% (1 mo. Term SOFR + 0.65%), 08/25/2031(g)	86,150	80,717
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	13,584,952	14,357,004
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(l)	7,052,970	7,140,582
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(l)	6,370,000	6,431,172
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(g)	6,168,604	6,179,695
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(l)	254,605	250,986
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	5,482,211	5,349,505
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(l)	319,574	269,532
Series 2013-7, Class A2, 3.00%, 06/25/2043(l)	243,892	217,594
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(l)	11,651,944	10,816,016
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(l)	4,894,513	4,466,350
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(g)	3,944,136	3,947,094
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(l)	314,051	299,456
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.42% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(g)	13,427,000	13,467,617
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,005,650	8,770,330
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,379,692	4,863,559
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	5,283,108	4,445,946
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(l)	3,600,742	3,349,717
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(l)	$203,403	$194,744
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(l)	1,413,911	1,341,502
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(l)	11,078,650	9,724,550
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(l)	8,193,279	7,274,250
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 5.75%, 09/25/2034(l)	115,630	113,268
Series 2004-8, Class 3A, 6.17%, 07/25/2034(l)	454,168	440,011
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	7,113,173	7,479,931
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	7,802,445	7,993,435
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	7,735,612	8,028,004
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	8,079,750	8,259,882
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	7,466,288	7,453,565
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	7,645,837	7,698,423
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	68,906	63,294
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.50% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(g)	4,876,398	4,885,946
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.41% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(g)	8,688,462	8,707,247
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(g)	11,813,000	11,819,792
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.47% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(g)	6,520,000	6,530,765
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	5,010,000	5,081,807
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	8,991,840	8,321,101
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 5.43% (1 mo. Term SOFR + 1.11%), 12/25/2033(g)	118,547	113,882
Series 2005-1, Class A3, 4.66%, 04/25/2045(l)	279,502	271,774
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	13,378,000	13,405,444
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	10,954,506	10,151,876
Principal Amount		Value

Tricon Residential Trust, Series 2025-SFR1, Class A, 5.40% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(g)	$5,725,000	$5,739,162
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	15,942,421
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)	867,136	849,924
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)	1,145,518	1,123,786
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(l)	1,737,103	1,542,452
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	9,198,614	8,258,581
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(l)	1,798,757	1,703,577
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	6,453,657	5,975,960
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	7,628,540	7,306,995
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	3,046,456	3,033,684
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	3,935,684	3,958,769
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(l)	5,110,234	5,096,454
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	1,279,413	1,220,837
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 4.61%, 11/25/2036(l)	129,812	112,028
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 7.34%, 08/25/2035(l)	63,817	62,421
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,460,783	10,196,268
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	4,894,681	4,725,604
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.29%, 10/15/2057(l)	4,693,000	4,361,557
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,199,602	19,644,141
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	4,621,775	4,760,928
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	9,109,000	9,412,081
Total Asset-Backed Securities (Cost $1,396,610,475)		1,333,331,394
U.S. Treasury Securities–10.79%
U.S. Treasury Bills–0.18%
4.23%, 05/29/2025(n)(o)	9,900,000	9,799,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
U.S. Treasury Bonds–2.02%
4.75%, 02/15/2045	$25,668,100	$26,450,175
4.50%, 11/15/2054	83,210,200	83,457,230
		109,907,405
U.S. Treasury Notes–8.59%
4.13%, 01/31/2027	118,546,200	118,814,781
4.25%, 02/15/2028	61,795,000	62,285,015
4.25%, 01/31/2030	131,122,000	132,515,171
4.38%, 01/31/2032	17,279,800	17,565,997
4.63%, 02/15/2035	132,553,300	137,140,887
		468,321,851
Total U.S. Treasury Securities (Cost $581,124,296)		588,028,831
Shares
Preferred Stocks–1.10%
Aerospace & Defense–0.04%
Boeing Co. (The), 6.00%, Conv. Pfd.	37,000	2,215,560
Diversified Banks–0.52%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	23,403	28,391,349
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	508,150	13,501,546
Investment Banking & Brokerage–0.12%
Morgan Stanley, 6.88%, Series F, Pfd.	249,737	6,333,330
Regional Banks–0.17%
M&T Bank Corp., 7.50%, Series J, Pfd.(c)	348,527	9,455,538
Total Preferred Stocks (Cost $60,061,886)		59,897,323
Principal Amount
Variable Rate Senior Loan Interests–0.96%(p)(q)
Aerospace & Defense–0.01%
TransDigm, Inc., Term Loan J, 6.83% (3 mo. SOFR + 2.50%), 02/28/2031	$248,750	249,061
Automotive Parts & Equipment–0.03%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 7.07% (1 mo. SOFR + 2.75%), 01/15/2032	1,437,000	1,436,404
Casinos & Gaming–0.01%
Scientific Games Holdings L.P., Term Loan B, 7.30% (3 mo. Term SOFR + 3.00%), 04/04/2029	249,375	249,626
Construction Materials–0.02%
Quikrete Holdings, Inc., Term Loan B, 6.56% (1 mo. SOFR + 2.25%), 02/15/2032	1,100,725	1,100,213
Principal Amount		Value
Forest Products–0.00%
Specialty Building Products Holdings, LLC (US Lumber), Term Loan B, 8.17% (1 mo. Term SOFR + 3.75%), 10/05/2028	$125,000	$124,258
Health Care Facilities–0.00%
Select Medical Corp., Term Loan B, 6.31% (1 mo. Term SOFR + 0.20%), 11/30/2031	156,960	157,492
Health Care Technology–0.00%
MPH Acquisition Holdings LLC, Term Loan, 8.04% (3 mo. Term SOFR + 3.75%), 12/31/2030	125,000	124,610
Internet Services & Infrastructure–0.00%
Arches Buyer, Inc., Term Loan B, 7.67% (1 mo. Term SOFR + 3.25%), 12/06/2027	250,000	246,055
Life Sciences Tools & Services–0.00%
Syneos Health, Inc., Term Loan, 8.33% (3 mo. SOFR + 4.00%), 09/27/2030	248,125	243,352
Oil & Gas Storage & Transportation–0.04%
NGL Energy Operating LLC, Term Loan, 8.07% (1 mo. Term SOFR + 3.75%), 02/03/2031	2,300,615	2,299,994
Real Estate Development–0.01%
Greystar Real Estate Partners LLC, Term Loan B, 7.05% (1 mo. Term SOFR + 2.75%), 08/21/2030	248,127	248,593
Real Estate Services–0.01%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.57% (1 mo. Term SOFR + 3.25%), 01/31/2030	250,000	251,041
Restaurants–0.26%
Raising Cane’s Restaurants LLC, Term Loan B, 6.32% (1 mo. Term SOFR + 2.00%), 09/10/2031	14,011,882	14,014,755
Systems Software–0.00%
Camelot US Acquisition LLC, Term Loan, 7.07% (1 mo. Term SOFR + 2.75%), 01/31/2031	232,471	229,681
Wireless Telecommunication Services–0.57%
X Corp.,
Term Loan B, 1.98% (3 mo. Term SOFR + 6.50%), 10/27/2029	8,316,000	8,303,360
9.50% (3 mo. Term SOFR + 9.50%), 10/27/2029	22,407,000	22,895,136
		31,198,496
Total Variable Rate Senior Loan Interests (Cost $51,647,646)		52,173,631
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

	Principal Amount		Value

Agency Credit Risk Transfer Notes–0.44%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(g)		$7,002,061	$7,102,848
Series 2022-R04, Class 1M1, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(g)		3,554,311	3,598,776
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(g)		2,639,025	2,702,246
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(g)		4,679,648	4,727,774
Series 2022-HQA3, Class M1, STACR®, 6.65% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(g)		3,453,531	3,527,561
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(g)		2,082,839	2,121,071
Total Agency Credit Risk Transfer Notes (Cost $23,411,415)			23,780,276
Non-U.S. Dollar Denominated Bonds & Notes–0.23%(r)
Airport Services–0.01%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP	200,000	247,638
Automotive Parts & Equipment–0.00%
Schaeffler AG (Germany), 3.38%, 10/12/2028(b)	EUR	200,000	205,020
Diversified Chemicals–0.00%
INEOS Quattro Finance 2 PLC (United Kingdom), 8.50%, 03/15/2029(b)	EUR	200,000	221,385
Diversified Support Services–0.00%
IPD 3 B.V. (France), 8.00%, 06/15/2028(b)	EUR	200,000	218,897
Environmental & Facilities Services–0.00%
Paprec Holding S.A. (France), 6.50%, 11/17/2027(b)	EUR	200,000	218,520
Homefurnishing Retail–0.00%
Mobilux Finance S.A.S. (France), 4.25%, 07/15/2028(b)	EUR	200,000	206,531
Integrated Telecommunication Services–0.06%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,527,000	2,487,757
Telecom Italia S.p.A. (Italy), 7.88%, 07/31/2028(b)	EUR	400,000	469,116
			2,956,873
	Principal Amount		Value
Investment Banking & Brokerage–0.04%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)	GBP	1,650,000	$2,227,781
Leisure Facilities–0.01%
Deuce FinCo PLC (United Kingdom), 5.50%, 06/15/2027(b)	GBP	200,000	250,008
Metal, Glass & Plastic Containers–0.00%
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	200,000	215,278
Movies & Entertainment–0.11%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	5,754,410
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,626,626)			12,722,341
	Shares
Exchange-Traded Funds–0.15%
Invesco High Yield Bond Factor ETF(s)		15,000	341,423
Invesco High Yield Select ETF(s)		10,000	255,199
Invesco Senior Loan ETF(s)		112,000	2,347,520
Invesco Short Duration Bond ETF(s)		12,000	299,952
Invesco Total Return Bond ETF(c)(s)		100,000	4,729,000
Total Exchange-Traded Funds (Cost $9,042,554)			7,973,094
	Principal Amount
Municipal Obligations–0.13%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057		$514,000	578,813
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025		6,430,000	6,441,118
Total Municipal Obligations (Cost $6,944,000)			7,019,931
	Shares
Common Stocks & Other Equity Interests–0.00%
Broadline Retail–0.00%
Americanas S.A. (Brazil)(t)		10,955	10,085
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(t)		3,651	2,549
			12,634
Oil & Gas Drilling–0.00%
Vantage Drilling International Ltd.(t)		95	2,422
Paper & Plastic Packaging Products & Materials–0.00%
Smurfit WestRock PLC		65	3,384
Specialty Chemicals–0.00%
Ingevity Corp.(t)		10	477
Total Common Stocks & Other Equity Interests (Cost $4,952)			18,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Shares		Value
Money Market Funds–9.56%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(s)(u)	182,419,297	$182,419,297
Invesco Treasury Portfolio, Institutional Class, 4.25%(s)(u)	338,773,749	338,773,749
Total Money Market Funds (Cost $521,193,046)		521,193,046

Options Purchased–0.05%
(Cost $5,060,612)(v)		3,038,985
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-127.22% (Cost $6,960,579,606)		6,932,815,553
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.68%
Invesco Private Government Fund, 4.34%(s)(u)(w)	113,996,216	$113,996,216
Invesco Private Prime Fund, 4.47%(s)(u)(w)	304,219,073	304,310,339
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $418,306,555)		418,306,555
TOTAL INVESTMENTS IN SECURITIES–134.90% (Cost $7,378,886,161)		7,351,122,108
OTHER ASSETS LESS LIABILITIES—(34.90)%		(1,901,898,198)
NET ASSETS–100.00%		$5,449,223,910
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $2,293,103,480, which represented 42.08% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $550,320, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2025.

(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1Q.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(q)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(r)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(s)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$340,291	$-	$1,132	$-	$341,423	$-
Invesco High Yield Select ETF	258,498	-	-	(3,299)	-	255,199	8,566
Invesco Senior Loan ETF	2,528,400	-	(168,395)	(11,760)	(725)	2,347,520	97,739
Invesco Short Duration Bond ETF	301,140	-	-	(1,188)	-	299,952	7,679
Invesco Total Return Bond ETF	4,781,000	-	-	(52,000)	-	4,729,000	101,822
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	282,138,685	247,433,875	(347,153,263)	-	-	182,419,297	5,923,540
Invesco Treasury Portfolio, Institutional Class	523,966,898	459,520,053	(644,713,202)	-	-	338,773,749	10,933,746
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	104,150,583	433,164,281	(423,318,648)	-	-	113,996,216	2,522,242*
Invesco Private Prime Fund	273,527,625	935,068,939	(904,264,460)	(17,609)	(4,156)	304,310,339	6,833,040*
Total	$1,191,652,829	$2,075,527,439	$(2,319,617,968)	$(84,724)	$(4,881)	$947,472,695	$26,428,374

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	Non-income producing security.
(u)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares China Large-Cap ETF	Call	06/20/2025	3,380	USD	36.00	USD	12,168,000	$534,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	05/16/2025	133	USD	6,190.00	USD	82,327,000	$903,070
Equity Risk
S&P 500 Index	Put	09/19/2025	55	USD	6,125.00	USD	33,687,500	1,601,875
Total Index Options Purchased								$2,504,945

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	178	June-2025	$36,840,437	$177,641	$177,641
U.S. Treasury 10 Year Notes	5,837	June-2025	648,454,219	7,473,975	7,473,975
U.S. Treasury Long Bonds	408	June-2025	48,182,250	834,211	834,211
U.S. Treasury Ultra Bonds	1,897	June-2025	235,465,125	5,464,293	5,464,293
Subtotal—Long Futures Contracts				13,950,120	13,950,120
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,702	June-2025	(291,647,125)	(2,475,767)	(2,475,767)
U.S. Treasury 10 Year Ultra Notes	5,757	June-2025	(657,737,250)	(8,737,946)	(8,737,946)
Subtotal—Short Futures Contracts				(11,213,713)	(11,213,713)
Total Futures Contracts				$2,736,407	$2,736,407

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2025	Citibank N.A.	EUR	14,998,000	USD	15,700,826	$96,245
04/30/2025	Deutsche Bank AG	CAD	12,722,000	USD	8,881,022	64,597
Subtotal—Appreciation						160,842
Currency Risk
04/30/2025	State Street Bank & Trust Co.	GBP	369,000	USD	454,700	(9,395)
Total Forward Foreign Currency Contracts						$151,447

Abbreviations:
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $6,430,344,006)*	$6,403,649,413
Investments in affiliates, at value (Cost $948,542,155)	947,472,695
Other investments:
Variation margin receivable — futures contracts	31,012
Unrealized appreciation on forward foreign currency contracts outstanding	160,842
Cash	3,295,182
Foreign currencies, at value (Cost $24,021,434)	23,759,626
Receivable for:
Investments sold	285,589,713
Fund shares sold	3,326,747
Dividends	2,690,132
Interest	42,325,519
Investments matured, at value (Cost $1,147,735)	110,339
Principal paydowns	3,038
Investment for trustee deferred compensation and retirement plans	139,192
Other assets	146,625
Total assets	7,712,700,075
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	9,395
Payable for:
Investments purchased	300,884,756
TBA sales commitment	1,530,885,974
Dividends	3,214,784
Fund shares reacquired	8,699,276
Collateral upon return of securities loaned	418,306,555
Accrued fees to affiliates	1,060,103
Accrued trustees’ and officers’ fees and benefits	3,691
Accrued other operating expenses	248,864
Trustee deferred compensation and retirement plans	162,767
Total liabilities	2,263,476,165
Net assets applicable to shares outstanding	$5,449,223,910
Net assets consist of:
Shares of beneficial interest	$6,351,077,150
Distributable earnings (loss)	(901,853,240)
$5,449,223,910
Net Assets:
Class A	$1,358,975,054
Class C	$39,358,749
Class R	$34,654,387
Class Y	$1,433,769,600
Class R5	$17,004,233
Class R6	$2,565,461,887
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	146,428,226
Class C	4,242,058
Class R	3,734,590
Class Y	154,380,191
Class R5	1,833,006
Class R6	276,641,462
Class A:
Net asset value per share	$9.28
Maximum offering price per share (Net asset value of $9.28 ÷ 95.75%)	$9.69
Class C:
Net asset value and offering price per share	$9.28
Class R:
Net asset value and offering price per share	$9.28
Class Y:
Net asset value and offering price per share	$9.29
Class R5:
Net asset value and offering price per share	$9.28
Class R6:
Net asset value and offering price per share	$9.27

*	At February 28, 2025, securities with an aggregate value of $407,253,381 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $(20,627))	$119,705,188
Dividends	1,989,338
Dividends from affiliates (includes net securities lending income of $336,410)	17,409,502
Total investment income	139,104,028
Expenses:
Advisory fees	10,507,001
Administrative services fees	374,416
Custodian fees	53,676
Distribution fees:
Class A	1,656,918
Class C	206,488
Class R	81,654
Transfer agent fees — A, C, R and Y	1,713,060
Transfer agent fees — R5	8,581
Transfer agent fees — R6	385,243
Trustees’ and officers’ fees and benefits	31,510
Registration and filing fees	80,759
Reports to shareholders	171,223
Professional services fees	53,735
Other	36,160
Total expenses	15,360,424
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,007,269)
Net expenses	14,353,155
Net investment income	124,750,873
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(45,382,199)
Affiliated investment securities	(4,881)
Foreign currencies	(1,258,867)
Forward foreign currency contracts	1,372,851
Futures contracts	(21,663,114)
(66,936,210)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,011,639
Affiliated investment securities	(84,724)
Foreign currencies	(334,596)
Forward foreign currency contracts	450,842
Futures contracts	8,486,052
14,529,213
Net realized and unrealized gain (loss)	(52,406,997)
Net increase in net assets resulting from operations	$72,343,876
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$124,750,873	$237,515,404
Net realized gain (loss)	(66,936,210)	(11,758,819)
Change in net unrealized appreciation	14,529,213	234,343,894
Net increase in net assets resulting from operations	72,343,876	460,100,479
Distributions to shareholders from distributable earnings:
Class A	(30,629,916)	(58,877,155)
Class C	(796,324)	(1,751,669)
Class R	(714,675)	(1,299,921)
Class Y	(35,074,613)	(54,146,596)
Class R5	(417,782)	(755,058)
Class R6	(61,836,800)	(123,278,471)
Total distributions from distributable earnings	(129,470,110)	(240,108,870)
Share transactions–net:
Class A	45,643,638	56,543,645
Class C	(2,708,734)	(6,620,918)
Class R	2,210,034	3,932,569
Class Y	13,935,603	379,011,866
Class R5	(311,255)	2,450,900
Class R6	(47,119,773)	116,714,538
Net increase in net assets resulting from share transactions	11,649,513	552,032,600
Net increase (decrease) in net assets	(45,476,721)	772,024,209
Net assets:
Beginning of period	5,494,700,631	4,722,676,422
End of period	$5,449,223,910	$5,494,700,631
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$9.38	$0.20	$(0.09)	$0.11	$(0.21)	$—	$(0.21)	$9.28	1.22%	$1,358,975	0.73%(d)	0.79%(d)	4.45%(d)	255%
Year ended 08/31/24	8.98	0.42	0.40	0.82	(0.42)	—	(0.42)	9.38	9.45	1,327,611	0.74	0.84	4.63	465
Year ended 08/31/23	9.45	0.38	(0.44)	(0.06)	(0.41)	—	(0.41)	8.98	(0.59)	1,215,588	0.74	0.83	4.19	461
Year ended 08/31/22	11.39	0.24	(1.83)	(1.59)	(0.24)	(0.11)	(0.35)	9.45	(14.19)	1,203,731	0.75	0.81	2.30	321
Year ended 08/31/21	11.61	0.19	0.17	0.36	(0.22)	(0.36)	(0.58)	11.39	3.18	1,497,641	0.74	0.79	1.70	366
Year ended 08/31/20	11.13	0.29	0.51	0.80	(0.32)	—	(0.32)	11.61	7.29	1,364,591	0.75	0.82	2.55	329
Class C
Six months ended 02/28/25	9.38	0.17	(0.09)	0.08	(0.18)	—	(0.18)	9.28	0.84	39,359	1.48 (d)	1.54 (d)	3.70 (d)	255
Year ended 08/31/24	8.98	0.35	0.41	0.76	(0.36)	—	(0.36)	9.38	8.64	42,577	1.49	1.59	3.88	465
Year ended 08/31/23	9.45	0.31	(0.44)	(0.13)	(0.34)	—	(0.34)	8.98	(1.34)	47,344	1.49	1.58	3.44	461
Year ended 08/31/22	11.38	0.16	(1.81)	(1.65)	(0.17)	(0.11)	(0.28)	9.45	(14.76)	55,695	1.50	1.56	1.55	321
Year ended 08/31/21	11.61	0.11	0.16	0.27	(0.14)	(0.36)	(0.50)	11.38	2.32	90,811	1.49	1.54	0.95	366
Year ended 08/31/20	11.12	0.20	0.52	0.72	(0.23)	—	(0.23)	11.61	6.59	107,350	1.50	1.57	1.80	329
Class R
Six months ended 02/28/25	9.38	0.19	(0.09)	0.10	(0.20)	—	(0.20)	9.28	1.10	34,654	0.98 (d)	1.04 (d)	4.20 (d)	255
Year ended 08/31/24	8.98	0.40	0.40	0.80	(0.40)	—	(0.40)	9.38	9.18	32,746	0.99	1.09	4.38	465
Year ended 08/31/23	9.45	0.36	(0.44)	(0.08)	(0.39)	—	(0.39)	8.98	(0.84)	27,489	0.99	1.08	3.94	461
Year ended 08/31/22	11.38	0.21	(1.81)	(1.60)	(0.22)	(0.11)	(0.33)	9.45	(14.33)	25,914	1.00	1.06	2.05	321
Year ended 08/31/21	11.61	0.16	0.16	0.32	(0.19)	(0.36)	(0.55)	11.38	2.83	29,466	0.99	1.04	1.45	366
Year ended 08/31/20	11.12	0.26	0.52	0.78	(0.29)	—	(0.29)	11.61	7.12	23,193	1.00	1.07	2.30	329
Class Y
Six months ended 02/28/25	9.39	0.22	(0.10)	0.12	(0.22)	—	(0.22)	9.29	1.35	1,433,770	0.48 (d)	0.54 (d)	4.70 (d)	255
Year ended 08/31/24	8.99	0.44	0.41	0.85	(0.45)	—	(0.45)	9.39	9.72	1,435,650	0.49	0.59	4.88	465
Year ended 08/31/23	9.46	0.41	(0.44)	(0.03)	(0.44)	—	(0.44)	8.99	(0.33)	1,007,180	0.49	0.58	4.44	461
Year ended 08/31/22	11.40	0.27	(1.83)	(1.56)	(0.27)	(0.11)	(0.38)	9.46	(13.95)	961,066	0.50	0.56	2.55	321
Year ended 08/31/21	11.62	0.22	0.17	0.39	(0.25)	(0.36)	(0.61)	11.40	3.43	1,407,185	0.49	0.54	1.95	366
Year ended 08/31/20	11.14	0.31	0.51	0.82	(0.34)	—	(0.34)	11.62	7.56	1,170,121	0.50	0.57	2.80	329
Class R5
Six months ended 02/28/25	9.38	0.22	(0.10)	0.12	(0.22)	—	(0.22)	9.28	1.35	17,004	0.48 (d)	0.52 (d)	4.70 (d)	255
Year ended 08/31/24	8.98	0.44	0.41	0.85	(0.45)	—	(0.45)	9.38	9.72	17,505	0.49	0.54	4.88	465
Year ended 08/31/23	9.45	0.41	(0.45)	(0.04)	(0.43)	—	(0.43)	8.98	(0.34)	14,364	0.49	0.53	4.44	461
Year ended 08/31/22	11.38	0.26	(1.81)	(1.55)	(0.27)	(0.11)	(0.38)	9.45	(13.89)	14,000	0.50	0.52	2.55	321
Year ended 08/31/21	11.61	0.22	0.16	0.38	(0.25)	(0.36)	(0.61)	11.38	3.35	13,274	0.49	0.51	1.95	366
Year ended 08/31/20	11.12	0.31	0.52	0.83	(0.34)	—	(0.34)	11.61	7.65	11,555	0.50	0.54	2.80	329
Class R6
Six months ended 02/28/25	9.37	0.22	(0.09)	0.13	(0.23)	—	(0.23)	9.27	1.37	2,565,462	0.43 (d)	0.45 (d)	4.75 (d)	255
Year ended 08/31/24	8.97	0.44	0.41	0.85	(0.45)	—	(0.45)	9.37	9.77	2,638,610	0.46	0.47	4.91	465
Year ended 08/31/23	9.45	0.41	(0.45)	(0.04)	(0.44)	—	(0.44)	8.97	(0.41)	2,410,711	0.45	0.46	4.48	461
Year ended 08/31/22	11.38	0.27	(1.81)	(1.54)	(0.28)	(0.11)	(0.39)	9.45	(13.85)	2,406,339	0.45	0.45	2.60	321
Year ended 08/31/21	11.60	0.23	0.17	0.40	(0.26)	(0.36)	(0.62)	11.38	3.51	2,948,067	0.41	0.42	2.03	366
Year ended 08/31/20	11.12	0.32	0.51	0.83	(0.35)	—	(0.35)	11.60	7.62	2,746,570	0.45	0.45	2.85	329

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

Invesco Core Plus Bond Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate

Invesco Core Plus Bond Fund

debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on

Invesco Core Plus Bond Fund

futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
R.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
T.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Invesco Core Plus Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $407,669 and reimbursed class level expenses of $271,712, $8,388, $6,748, $297,974, $1,820 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $78,114 in front-end sales commissions from the sale of Class A shares and $8,897 and $1,761 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Core Plus Bond Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,544,988,175	$25,103,826	$2,570,092,001
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,753,545,783	—	1,753,545,783
Asset-Backed Securities	—	1,321,589,837	11,741,557	1,333,331,394
U.S. Treasury Securities	—	588,028,831	—	588,028,831
Preferred Stocks	59,897,323	—	—	59,897,323
Variable Rate Senior Loan Interests	—	52,173,631	—	52,173,631
Agency Credit Risk Transfer Notes	—	23,780,276	—	23,780,276
Non-U.S. Dollar Denominated Bonds & Notes	—	12,722,341	—	12,722,341
Exchange-Traded Funds	7,973,094	—	—	7,973,094
Municipal Obligations	—	7,019,931	—	7,019,931
Common Stocks & Other Equity Interests	18,917	—	—	18,917
Money Market Funds	521,193,046	418,306,555	—	939,499,601
Options Purchased	3,038,985	—	—	3,038,985
Total Investments in Securities	592,121,365	6,722,155,360	36,845,383	7,351,122,108
Other Investments - Assets*
Investments Matured	—	110,339	0	110,339
Futures Contracts	13,950,120	—	—	13,950,120
Forward Foreign Currency Contracts	—	160,842	—	160,842
	13,950,120	271,181	0	14,221,301
Other Investments - Liabilities*
Futures Contracts	(11,213,713)	—	—	(11,213,713)
Forward Foreign Currency Contracts	—	(9,395)	—	(9,395)
	(11,213,713)	(9,395)	—	(11,223,108)
Total Other Investments	2,736,407	261,786	0	2,998,193
Total Investments	$594,857,772	$6,722,417,146	$36,845,383	$7,354,120,301

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$13,950,120	$13,950,120
Unrealized appreciation on forward foreign currency contracts outstanding	160,842	—	—	160,842
Options purchased, at value — Exchange-Traded(b)	—	3,038,985	—	3,038,985
Total Derivative Assets	160,842	3,038,985	13,950,120	17,149,947
Derivatives not subject to master netting agreements	—	(3,038,985)	(13,950,120)	(16,989,105)
Total Derivative Assets subject to master netting agreements	$160,842	$—	$—	$160,842

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(11,213,713)	$(11,213,713)
Unrealized depreciation on forward foreign currency contracts outstanding	(9,395)	—	(9,395)
Total Derivative Liabilities	(9,395)	(11,213,713)	(11,223,108)
Derivatives not subject to master netting agreements	—	11,213,713	11,213,713
Total Derivative Liabilities subject to master netting agreements	$(9,395)	$—	$(9,395)

Invesco Core Plus Bond Fund

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank N.A.	$96,245	$−	$96,245	$—	$—	$96,245
Deutsche Bank AG	64,597	−	64,597	—	—	64,597
State Street Bank & Trust Co.	−	(9,395)	(9,395)	—	—	(9,395)
Total	$160,842	$(9,395)	$151,447	$—	$—	$151,447
Effect of Derivative Investments for the six months ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$1,372,851	$-	$-	$1,372,851
Futures contracts	-	-	(21,663,114)	(21,663,114)
Options purchased(a)	-	(316,756)	-	(316,756)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	450,842	-	-	450,842
Futures contracts	-	-	8,486,052	8,486,052
Options purchased(a)	-	(2,040,677)	-	(2,040,677)
Total	$1,823,693	$(2,357,433)	$(13,177,062)	$(13,710,802)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Index Options Purchased
Average notional value	$25,179,457	$1,750,708,524	$12,168,000	$64,676,917
Average contracts	—	—	3,380	106

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,958.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund

Invesco Core Plus Bond Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$423,802,842	$384,578,441	$808,381,283
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $2,594,462,547 and $2,197,976,496, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$96,283,825
Aggregate unrealized (depreciation) of investments	(119,530,376)
Net unrealized appreciation (depreciation) of investments	$(23,246,551)
Cost of investments for tax purposes is $7,377,366,852.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	14,988,251	$138,824,074	30,218,199	$274,064,215
Class C	720,600	6,701,321	1,126,682	10,204,462
Class R	685,003	6,319,539	1,103,259	9,977,510
Class Y	32,800,623	304,007,032	91,933,978	840,671,422
Class R5	198,866	1,838,349	510,984	4,643,618
Class R6	31,033,017	286,982,613	67,574,675	611,905,621
Issued as reinvestment of dividends:
Class A	2,911,427	26,935,015	5,669,628	51,342,454
Class C	76,377	706,595	168,090	1,520,821
Class R	76,506	707,756	142,379	1,289,554
Class Y	2,460,657	22,782,693	3,950,670	35,823,959
Class R5	45,147	417,529	83,341	754,580
Class R6	6,367,579	58,856,873	13,028,169	117,883,151
Automatic conversion of Class C shares to Class A shares:
Class A	559,902	5,173,608	588,477	5,336,670
Class C	(560,040)	(5,173,608)	(588,607)	(5,336,670)

Invesco Core Plus Bond Fund

Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(13,572,956)	$(125,289,059)	(30,281,657)	$(274,199,694)
Class C	(535,773)	(4,943,042)	(1,438,161)	(13,009,531)
Class R	(519,026)	(4,817,261)	(814,925)	(7,334,495)
Class Y	(33,833,019)	(312,854,122)	(54,996,120)	(497,483,515)
Class R5	(277,992)	(2,567,133)	(327,420)	(2,947,298)
Class R6	(42,292,660)	(392,959,259)	(67,682,854)	(613,074,234)
Net increase in share activity	1,332,489	$11,649,513	59,968,787	$552,032,600

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Core Plus Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Core Plus Bond Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
CPB-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Discovery Fund
Nasdaq:
A: OPOCX ■ C: ODICX ■ R: ODINX ■ Y: ODIYX ■ R5: DIGGX ■ R6: ODIIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.34%
Aerospace & Defense–3.72%
Curtiss-Wright Corp.	204,584	$65,806,489
Embraer S.A., ADR (Brazil)(b)	1,203,905	57,366,073
Karman Holdings, Inc.(b)	510,651	16,105,933
Loar Holdings, Inc.(b)	518,791	37,700,542
		176,979,037
Apparel Retail–0.71%
Boot Barn Holdings, Inc.(b)	277,233	33,941,636
Application Software–10.09%
Alkami Technology, Inc.(b)	936,347	28,876,941
AppFolio, Inc., Class A(b)	164,490	35,283,105
Braze, Inc., Class A(b)	579,082	21,414,452
Cellebrite DI Ltd. (Israel)(b)	1,323,117	24,557,052
Clearwater Analytics Holdings, Inc., Class A(b)	2,675,227	83,199,560
Intapp, Inc.(b)	871,094	57,457,360
nCino, Inc.(b)	972,514	30,449,413
Pegasystems, Inc.	896,390	70,375,579
Q2 Holdings, Inc.(b)	856,121	74,799,292
Vertex, Inc., Class A(b)	1,032,783	33,348,563
Workiva, Inc.(b)	227,936	19,948,959
		479,710,276
Asset Management & Custody Banks–4.35%
Cohen & Steers, Inc.	349,514	30,547,524
Hamilton Lane, Inc., Class A	477,058	74,573,706
StepStone Group, Inc., Class A	1,692,119	101,797,879
		206,919,109
Automotive Parts & Equipment–0.95%
Modine Manufacturing Co.(b)	535,042	45,243,152
Biotechnology–6.30%
ADMA Biologics, Inc.(b)	1,079,812	17,698,119
Blueprint Medicines Corp.(b)	328,416	31,715,133
BridgeBio Pharma, Inc.(b)	415,211	14,490,864
Cytokinetics, Inc.(b)	236,604	10,883,784
Halozyme Therapeutics, Inc.(b)	398,024	23,543,120
Insmed, Inc.(b)	586,311	47,813,662
Janux Therapeutics, Inc.(b)	157,968	5,195,568
Krystal Biotech, Inc.(b)	90,050	16,141,462
Merus N.V. (Netherlands)(b)	335,320	15,790,219
SpringWorks Therapeutics, Inc.(b)	292,359	16,886,656
Twist Bioscience Corp.(b)	858,100	33,311,442
Ultragenyx Pharmaceutical, Inc.(b)	261,631	11,229,202
Vaxcyte, Inc.(b)	271,006	19,788,858
Vericel Corp.(b)	537,739	27,580,633
Viking Therapeutics, Inc.(b)	267,774	7,730,635
		299,799,357
Broadline Retail–1.36%
Ollie’s Bargain Outlet Holdings, Inc.(b)	626,617	64,861,126
Building Products–1.46%
AAON, Inc.	557,121	42,786,893
Shares		Value
Building Products–(continued)
AZEK Co., Inc. (The)(b)	569,045	$26,659,758
		69,446,651
Commercial & Residential Mortgage Finance–1.56%
Mr. Cooper Group, Inc.(b)	661,009	74,277,581
Communications Equipment–0.89%
Lumentum Holdings, Inc.(b)	604,901	42,542,687
Construction & Engineering–3.31%
Comfort Systems USA, Inc.	110,958	40,314,370
Construction Partners, Inc., Class A(b)	572,531	41,542,850
Primoris Services Corp.	655,242	47,007,061
Sterling Infrastructure, Inc.(b)	225,895	28,736,103
		157,600,384
Construction Machinery & Heavy Transportation Equipment– 0.97%
Federal Signal Corp.	566,647	46,057,068
Consumer Finance–0.82%
Upstart Holdings, Inc.(b)	586,606	39,109,022
Education Services–1.80%
Duolingo, Inc.(b)	274,106	85,540,260
Electrical Components & Equipment–0.38%
Powell Industries, Inc.	105,489	17,902,538
Electronic Components–0.82%
Coherent Corp.(b)	520,116	39,107,522
Electronic Equipment & Instruments–1.61%
Itron, Inc.(b)	258,869	28,188,246
PAR Technology Corp.(b)	701,803	48,220,884
		76,409,130
Electronic Manufacturing Services–2.15%
Celestica, Inc. (Canada)(b)	954,606	102,190,572
Environmental & Facilities Services–2.36%
Casella Waste Systems, Inc., Class A(b)	723,827	81,083,101
Clean Harbors, Inc.(b)	145,548	31,081,775
		112,164,876
Health Care Equipment–3.40%
Glaukos Corp.(b)	435,505	52,269,310
Inspire Medical Systems, Inc.(b)	239,306	44,412,801
Integer Holdings Corp.(b)	375,601	46,274,043
PROCEPT BioRobotics Corp.(b)	287,650	18,507,401
		161,463,555
Health Care Facilities–2.38%
Concentra Group Holdings Parent, Inc.	698,700	15,776,646
Encompass Health Corp.	974,734	97,609,863
		113,386,509
Health Care Services–2.20%
BrightSpring Health Services, Inc.(b)	1,735,064	33,452,034
GeneDx Holdings Corp.(b)	263,693	27,120,825
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Discovery Fund

Shares		Value
Health Care Services–(continued)
RadNet, Inc.(b)	794,877	$44,091,827
		104,664,686
Health Care Supplies–1.53%
Lantheus Holdings, Inc.(b)	150,654	14,134,358
Merit Medical Systems, Inc.(b)	574,664	58,638,715
		72,773,073
Health Care Technology–0.81%
Waystar Holding Corp.(b)	881,911	38,336,671
Homebuilding–0.55%
Taylor Morrison Home Corp., Class A(b)	420,605	25,926,092
Homefurnishing Retail–0.40%
RH(b)	59,004	19,003,418
Independent Power Producers & Energy Traders–0.57%
Talen Energy Corp.(b)	129,994	27,032,252
Industrial Machinery & Supplies & Components–6.48%
Crane Co.	419,775	68,419,127
ESAB Corp.	571,653	71,628,121
Flowserve Corp.	903,091	49,706,129
Mueller Water Products, Inc., Class A	1,873,060	48,250,026
SPX Technologies, Inc.(b)	483,056	70,357,106
		308,360,509
Investment Banking & Brokerage–3.04%
Evercore, Inc., Class A	392,605	94,931,889
Piper Sandler Cos.	171,301	49,612,196
		144,544,085
Leisure Facilities–0.93%
Planet Fitness, Inc., Class A(b)	477,081	44,153,847
Life Sciences Tools & Services–1.17%
Repligen Corp.(b)	347,936	55,412,287
Managed Health Care–1.56%
HealthEquity, Inc.(b)	676,121	74,211,041
Office REITs–1.03%
Highwoods Properties, Inc.	753,710	21,955,572
SL Green Realty Corp.	418,908	27,036,323
		48,991,895
Oil & Gas Equipment & Services–2.33%
Archrock, Inc.	1,766,210	47,899,616
Flowco Holdings, Inc.(b)	242,500	6,256,500
TechnipFMC PLC (United Kingdom)	1,925,130	56,675,827
		110,831,943
Packaged Foods & Meats–1.00%
Freshpet, Inc.(b)	443,279	47,444,151
Shares		Value
Personal Care Products–0.99%
BellRing Brands, Inc.(b)	644,002	$47,192,467
Pharmaceuticals–1.00%
Intra-Cellular Therapies, Inc.(b)	372,112	47,704,758
Regional Banks–0.76%
Bancorp, Inc. (The)(b)	650,098	36,288,470
Restaurants–3.50%
Shake Shack, Inc., Class A(b)	508,182	55,188,565
Sweetgreen, Inc., Class A(b)	1,646,676	37,478,346
Texas Roadhouse, Inc.	399,383	73,522,417
		166,189,328
Semiconductors–4.29%
Astera Labs, Inc.(b)	398,901	29,658,289
MACOM Technology Solutions Holdings, Inc.(b)	615,160	71,149,406
Silicon Laboratories, Inc.(b)	163,842	22,987,033
SiTime Corp.(b)	304,947	47,312,527
Tower Semiconductor Ltd. (Israel)(b)	776,505	33,001,462
		204,108,717
Steel–3.52%
ATI, Inc.(b)	669,039	38,911,308
Carpenter Technology Corp.	621,227	128,637,475
		167,548,783
Systems Software–3.68%
Commvault Systems, Inc.(b)	312,702	53,334,453
CyberArk Software Ltd.(b)	290,789	105,803,578
SentinelOne, Inc., Class A(b)	765,195	15,785,973
		174,924,004
Trading Companies & Distributors–1.25%
Applied Industrial Technologies, Inc.	236,321	59,217,316
Transaction & Payment Processing Services–0.36%
Paymentus Holdings, Inc., Class A(b)	617,690	16,924,706
Total Common Stocks & Other Equity Interests (Cost $3,551,613,733)		4,486,436,547
Money Market Funds–5.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d)	85,097,238	85,097,238
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)(d)	158,036,547	158,036,547
Total Money Market Funds (Cost $243,133,785)		243,133,785
TOTAL INVESTMENTS IN SECURITIES–99.45% (Cost $3,794,747,518)		4,729,570,332
OTHER ASSETS LESS LIABILITIES—0.55%		26,068,592
NET ASSETS–100.00%		$4,755,638,924
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Discovery Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,945,665	$262,380,302	$(195,228,729)	$-	$-	$85,097,238	$843,422
Invesco Treasury Portfolio, Institutional Class	33,326,481	487,277,705	(362,567,639)	-	-	158,036,547	1,570,927
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	742,930	64,641,093	(65,384,023)	-	-	-	64,778*
Invesco Private Prime Fund	3,211,289	119,883,916	(123,094,369)	(181)	(655)	-	187,551*
Total	$55,226,365	$934,183,016	$(746,274,760)	$(181)	$(655)	$243,133,785	$2,666,678

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Discovery Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,551,613,733)	$4,486,436,547
Investments in affiliated money market funds, at value (Cost $243,133,785)	243,133,785
Cash	1,000,000
Receivable for:
Investments sold	46,768,440
Fund shares sold	5,030,142
Dividends	2,127,082
Investment for trustee deferred compensation and retirement plans	163,665
Other assets	76,322
Total assets	4,784,735,983
Liabilities:
Payable for:
Investments purchased	13,980,552
Fund shares reacquired	13,144,717
Accrued fees to affiliates	1,585,672
Accrued trustees’ and officers’ fees and benefits	36,210
Accrued other operating expenses	136,030
Trustee deferred compensation and retirement plans	213,878
Total liabilities	29,097,059
Net assets applicable to shares outstanding	$4,755,638,924
Net assets consist of:
Shares of beneficial interest	$3,584,760,102
Distributable earnings	1,170,878,822
$4,755,638,924
Net Assets:
Class A	$1,476,540,226
Class C	$26,017,158
Class R	$37,815,273
Class Y	$1,779,889,089
Class R5	$4,936,901
Class R6	$1,430,440,277
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,086,005
Class C	629,040
Class R	487,067
Class Y	15,452,552
Class R5	52,553
Class R6	11,955,859
Class A:
Net asset value per share	$91.79
Maximum offering price per share (Net asset value of $91.79 ÷ 94.50%)	$97.13
Class C:
Net asset value and offering price per share	$41.36
Class R:
Net asset value and offering price per share	$77.64
Class Y:
Net asset value and offering price per share	$115.18
Class R5:
Net asset value and offering price per share	$93.94
Class R6:
Net asset value and offering price per share	$119.64
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Discovery Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Dividends	$8,088,731
Dividends from affiliated money market funds (includes net securities lending income of $8,592)	2,422,941
Total investment income	10,511,672
Expenses:
Advisory fees	14,677,755
Administrative services fees	359,065
Custodian fees	14,427
Distribution fees:
Class A	1,873,693
Class C	144,654
Class R	105,399
Transfer agent fees — A, C, R and Y	2,832,047
Transfer agent fees — R5	1,903
Transfer agent fees — R6	203,113
Trustees’ and officers’ fees and benefits	31,331
Registration and filing fees	61,624
Reports to shareholders	112,292
Professional services fees	43,390
Other	32,858
Total expenses	20,493,551
Less: Fees waived and/or expense offset arrangement(s)	(102,658)
Net expenses	20,390,893
Net investment income (loss)	(9,879,221)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $27,944,147)	386,021,970
Affiliated investment securities	(655)
386,021,315
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(423,350,623)
Affiliated investment securities	(181)
(423,350,804)
Net realized and unrealized gain (loss)	(37,329,489)
Net increase (decrease) in net assets resulting from operations	$(47,208,710)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Discovery Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income (loss)	$(9,879,221)	$(12,247,435)
Net realized gain	386,021,315	368,160,177
Change in net unrealized appreciation (depreciation)	(423,350,804)	496,018,783
Net increase (decrease) in net assets resulting from operations	(47,208,710)	851,931,525
Distributions to shareholders from distributable earnings:
Class A	(102,211,118)	—
Class C	(3,834,765)	—
Class R	(3,145,323)	—
Class Y	(98,251,533)	—
Class R5	(327,199)	—
Class R6	(72,263,495)	—
Total distributions from distributable earnings	(280,033,433)	—
Share transactions–net:
Class A	39,558,304	(135,455,428)
Class C	1,378,838	(5,641,457)
Class R	(1,096,421)	(6,485,657)
Class Y	80,331,708	(7,565,495)
Class R5	2,875,357	701,362
Class R6	242,979,127	229,657,113
Net increase in net assets resulting from share transactions	366,026,913	75,210,438
Net increase in net assets	38,784,770	927,141,963
Net assets:
Beginning of period	4,716,854,154	3,789,712,191
End of period	$4,755,638,924	$4,716,854,154
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Discovery Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$98.69	$(0.29)	$0.01	$(0.28)	$(6.62)	$91.79	(0.99)%(d)	$1,476,540	1.01%(d)(e)	1.01%(d)(e)	(0.59)%(d)(e)	38%
Year ended 08/31/24	80.68	(0.41)	18.42	18.01	—	98.69	22.33 (d)	1,551,034	1.04 (d)	1.04 (d)	(0.49)(d)	86
Year ended 08/31/23	75.57	(0.36)	5.47	5.11	—	80.68	6.76 (d)	1,394,517	1.03 (d)	1.03 (d)	(0.48)(d)	83
Year ended 08/31/22	124.56	(0.49)	(27.15)	(27.64)	(21.35)	75.57	(26.13)(d)	1,425,847	1.02 (d)	1.02 (d)	(0.54)(d)	84
Year ended 08/31/21	101.13	(0.85)	36.59	35.74	(12.31)	124.56	37.24 (d)	2,090,984	1.01 (d)	1.01 (d)	(0.74)(d)	61
Year ended 08/31/20	84.02	(0.59)	22.93	22.34	(5.23)	101.13	28.07 (d)	1,656,602	1.05 (d)	1.05 (d)	(0.71)(d)	76
Class C
Six months ended 02/28/25	47.92	(0.32)	0.38	0.06	(6.62)	41.36	(1.35)	26,017	1.77 (e)	1.77 (e)	(1.35)(e)	38
Year ended 08/31/24	39.48	(0.52)	8.96	8.44	—	47.92	21.38	28,690	1.80	1.80	(1.25)	86
Year ended 08/31/23	37.26	(0.46)	2.68	2.22	—	39.48	5.96	28,808	1.79	1.79	(1.24)	83
Year ended 08/31/22	73.13	(0.63)	(13.89)	(14.52)	(21.35)	37.26	(26.68)	33,135	1.78	1.78	(1.30)	84
Year ended 08/31/21	64.09	(1.03)	22.38	21.35	(12.31)	73.13	36.20	56,388	1.78	1.78	(1.51)	61
Year ended 08/31/20	55.50	(0.79)	14.61	13.82	(5.23)	64.09	27.08	74,315	1.82	1.82	(1.48)	76
Class R
Six months ended 02/28/25	84.50	(0.36)	0.12	(0.24)	(6.62)	77.64	(1.11)	37,815	1.27 (e)	1.27 (e)	(0.85)(e)	38
Year ended 08/31/24	69.27	(0.55)	15.78	15.23	—	84.50	21.98	42,245	1.30	1.30	(0.75)	86
Year ended 08/31/23	65.06	(0.48)	4.69	4.21	—	69.27	6.47	40,864	1.29	1.29	(0.74)	83
Year ended 08/31/22	110.57	(0.64)	(23.52)	(24.16)	(21.35)	65.06	(26.31)	41,445	1.28	1.28	(0.80)	84
Year ended 08/31/21	91.16	(1.03)	32.75	31.72	(12.31)	110.57	36.89	64,908	1.28	1.28	(1.01)	61
Year ended 08/31/20	76.43	(0.74)	20.70	19.96	(5.23)	91.16	27.72	53,981	1.32	1.32	(0.98)	76
Class Y
Six months ended 02/28/25	122.18	(0.22)	(0.16)	(0.38)	(6.62)	115.18	(0.88)	1,779,889	0.77 (e)	0.77 (e)	(0.35)(e)	38
Year ended 08/31/24	99.65	(0.26)	22.79	22.53	—	122.18	22.61	1,810,579	0.80	0.80	(0.25)	86
Year ended 08/31/23	93.12	(0.22)	6.75	6.53	—	99.65	7.01	1,490,868	0.79	0.79	(0.24)	83
Year ended 08/31/22	147.99	(0.33)	(33.19)	(33.52)	(21.35)	93.12	(25.94)	1,532,285	0.78	0.78	(0.30)	84
Year ended 08/31/21	117.95	(0.69)	43.04	42.35	(12.31)	147.99	37.56	1,769,717	0.78	0.78	(0.51)	61
Year ended 08/31/20	96.93	(0.46)	26.71	26.25	(5.23)	117.95	28.37	1,316,860	0.82	0.82	(0.48)	76
Class R5
Six months ended 02/28/25	100.72	(0.14)	(0.02)	(0.16)	(6.62)	93.94	(0.84)	4,937	0.70 (e)	0.70 (e)	(0.28)(e)	38
Year ended 08/31/24	82.05	(0.12)	18.79	18.67	—	100.72	22.76	2,460	0.69	0.69	(0.14)	86
Year ended 08/31/23	76.48	(0.09)	5.66	5.57	—	82.05	7.28	1,364	0.68	0.68	(0.13)	83
Year ended 08/31/22	125.62	(0.28)	(27.51)	(27.79)	(21.35)	76.48	(26.01)	1,139	0.71	0.71	(0.23)	84
Year ended 08/31/21	101.62	(0.52)	36.83	36.31	(12.31)	125.62	37.67	15,580	0.72	0.72	(0.45)	61
Year ended 08/31/20	84.11	(0.27)	23.01	22.74	(5.23)	101.62	28.54	15,413	0.68	0.68	(0.34)	76
Class R6
Six months ended 02/28/25	126.60	(0.14)	(0.20)	(0.34)	(6.62)	119.64	(0.82)	1,430,440	0.64 (e)	0.64 (e)	(0.22)(e)	38
Year ended 08/31/24	103.11	(0.12)	23.61	23.49	—	126.60	22.78	1,281,846	0.66	0.66	(0.11)	86
Year ended 08/31/23	96.23	(0.10)	6.98	6.88	—	103.11	7.15	833,290	0.66	0.66	(0.11)	83
Year ended 08/31/22	152.02	(0.19)	(34.25)	(34.44)	(21.35)	96.23	(25.85)	578,210	0.65	0.65	(0.17)	84
Year ended 08/31/21	120.70	(0.50)	44.13	43.63	(12.31)	152.02	37.78	553,738	0.63	0.63	(0.36)	61
Year ended 08/31/20	98.92	(0.30)	27.31	27.01	(5.23)	120.70	28.58	329,915	0.65	0.65	(0.31)	76

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 0.24%, 0.24%, 0.24%,
0.23% and 0.23% for the six months ended February 28, 2025 and years ended August 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Discovery Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek long-term capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Discovery Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Discovery Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser $994 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
11
Invesco Discovery Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Next $3.5 billion	0.580%
Over $5 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.59%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $56,955.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $21,772 in front-end sales commissions from the sale of Class A shares and $0 and $218 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $61,720 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
12
Invesco Discovery Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2025, the Fund engaged in securities sales of $38,999,518, which resulted in net realized gains of $27,944,147.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $45,703.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $1,853,593,544 and $1,989,620,848, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,089,378,098
Aggregate unrealized (depreciation) of investments	(170,208,916)
Net unrealized appreciation of investments	$919,169,182
Cost of investments for tax purposes is $3,810,401,150.
13
Invesco Discovery Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	531,603	$54,757,540	674,807	$58,229,263
Class C	28,966	1,381,487	73,840	3,061,671
Class R	30,705	2,673,231	47,383	3,537,916
Class Y	1,876,739	235,746,930	4,333,225	464,736,642
Class R5	35,113	3,577,183	14,346	1,276,911
Class R6	2,750,787	361,998,066	3,946,720	440,742,504
Issued as reinvestment of dividends:
Class A	959,668	98,375,564	-	-
Class C	81,692	3,779,095	-	-
Class R	36,132	3,134,114	-	-
Class Y	621,743	79,937,532	-	-
Class R5	3,114	326,523	-	-
Class R6	537,644	71,780,904	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	15,451	1,566,567	36,648	3,162,845
Class C	(33,367)	(1,566,567)	(75,178)	(3,162,845)
Reacquired:
Class A	(1,136,825)	(115,141,367)	(2,279,013)	(196,847,536)
Class C	(46,899)	(2,215,177)	(129,721)	(5,540,283)
Class R	(79,727)	(6,903,766)	(137,346)	(10,023,573)
Class Y	(1,865,320)	(235,352,754)	(4,475,024)	(472,302,137)
Class R5	(10,094)	(1,028,349)	(6,554)	(575,549)
Class R6	(1,458,082)	(190,799,843)	(1,902,400)	(211,085,391)
Net increase in share activity	2,879,043	$366,026,913	121,733	$75,210,438

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Discovery Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Discovery Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
O-DIS-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Discovery Large Cap Fund
Nasdaq:
A: OPTFX ■ C: OTFCX ■ R: OTCNX ■ Y: OTCYX ■ R5: CPTUX ■ R6: OPTIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.73%
Aerospace & Defense–1.62%
Axon Enterprise, Inc.(b)(c)	66,178	$34,971,765
Howmet Aerospace, Inc.(c)	413,922	56,541,745
		91,513,510
Apparel Retail–1.27%
TJX Cos., Inc. (The)	576,651	71,942,979
Application Software–8.23%
AppLovin Corp., Class A(b)	223,467	72,792,141
Atlassian Corp., Class A(b)	336,151	95,554,283
Datadog, Inc., Class A(b)	245,042	28,559,645
HubSpot, Inc.(b)	164,936	119,412,015
Salesforce, Inc.	250,754	74,687,079
Samsara, Inc., Class A(b)(c)	853,780	40,708,230
Tyler Technologies, Inc.(b)	54,738	33,304,241
		465,017,634
Asset Management & Custody Banks–5.58%
Ares Management Corp., Class A(c)	514,546	87,956,493
BlackRock, Inc.	51,101	49,965,536
Blackstone, Inc., Class A	358,009	57,696,731
KKR & Co., Inc., Class A	883,948	119,854,509
		315,473,269
Automobile Manufacturers–2.17%
Ferrari N.V. (Italy)	56,090	26,057,731
Tesla, Inc.(b)	328,538	96,255,063
		122,312,794
Broadline Retail–8.49%
Amazon.com, Inc.(b)	2,117,137	449,425,842
MercadoLibre, Inc. (Brazil)(b)	14,166	30,058,411
		479,484,253
Building Products–0.50%
Trane Technologies PLC	80,269	28,391,145
Communications Equipment–1.62%
Arista Networks, Inc.(b)	981,645	91,342,067
Construction & Engineering–1.13%
Quanta Services, Inc.(c)	245,643	63,776,292
Consumer Finance–1.25%
American Express Co.	235,225	70,793,316
Consumer Staples Merchandise Retail–1.19%
Costco Wholesale Corp.	64,357	67,485,394
Electrical Components & Equipment–1.27%
Eaton Corp. PLC	96,304	28,247,889
Vertiv Holdings Co., Class A(c)	458,616	43,646,485
		71,894,374
Environmental & Facilities Services–0.25%
Republic Services, Inc.	59,127	14,014,282
Shares		Value
Health Care Equipment–4.30%
Boston Scientific Corp.(b)	1,448,326	$150,321,755
Intuitive Surgical, Inc.(b)	161,180	92,380,317
		242,702,072
Health Care REITs–0.83%
Welltower, Inc.(c)	306,214	47,006,911
Heavy Electrical Equipment–1.02%
GE Vernova, Inc.	171,037	57,328,182
Hotels, Resorts & Cruise Lines–1.87%
Hilton Worldwide Holdings, Inc.	240,596	63,748,316
Royal Caribbean Cruises Ltd.	170,275	41,904,678
		105,652,994
Industrial Machinery & Supplies & Components–1.04%
Parker-Hannifin Corp.	87,659	58,600,918
Interactive Media & Services–9.70%
Alphabet, Inc., Class C	1,157,002	199,258,885
Meta Platforms, Inc., Class A	522,182	348,922,012
		548,180,897
Internet Services & Infrastructure–1.01%
Snowflake, Inc., Class A(b)	322,662	57,143,440
Investment Banking & Brokerage–1.07%
Goldman Sachs Group, Inc. (The)	97,281	60,536,993
Movies & Entertainment–4.41%
Netflix, Inc.(b)	175,789	172,371,662
Spotify Technology S.A. (Sweden)(b)	126,586	76,965,554
		249,337,216
Oil & Gas Exploration & Production–0.39%
Venture Global, Inc., Class A(b)(c)	1,448,430	21,856,809
Oil & Gas Storage & Transportation–0.77%
Targa Resources Corp.	216,677	43,708,084
Pharmaceuticals–1.13%
Eli Lilly and Co.	69,038	63,558,454
Property & Casualty Insurance–1.29%
Progressive Corp. (The)	258,650	72,939,300
Real Estate Services–1.15%
CBRE Group, Inc., Class A(b)	455,717	64,684,471
Restaurants–1.44%
DoorDash, Inc., Class A(b)	410,209	81,401,874
Semiconductors–14.86%
Broadcom, Inc.	1,021,099	203,637,773
Monolithic Power Systems, Inc.(c)	72,777	44,467,475
NVIDIA Corp.	4,202,527	524,979,673
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	367,688	66,378,715
		839,463,636
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Discovery Large Cap Fund

Shares		Value
Systems Software–8.12%
Microsoft Corp.	863,535	$342,814,760
ServiceNow, Inc.(b)	124,970	116,192,107
		459,006,867
Technology Hardware, Storage & Peripherals–5.27%
Apple, Inc.	1,231,376	297,795,972
Transaction & Payment Processing Services–4.49%
Fiserv, Inc.(b)(c)	298,519	70,357,943
Mastercard, Inc., Class A	205,122	118,213,860
Visa, Inc., Class A	179,427	65,079,967
		253,651,770
Total Common Stocks & Other Equity Interests (Cost $2,905,861,168)		5,577,998,169
Money Market Funds–0.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	9,082,155	9,082,155
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	16,866,822	16,866,822
Total Money Market Funds (Cost $25,948,977)		25,948,977
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.19% (Cost $2,931,810,145)		5,603,947,146
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.91%
Invesco Private Government Fund, 4.34%(d)(e)(f)	14,268,933	$14,268,933
Invesco Private Prime Fund, 4.47%(d)(e)(f)	37,102,048	37,113,179
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,382,112)		51,382,112
TOTAL INVESTMENTS IN SECURITIES–100.10% (Cost $2,983,192,257)		5,655,329,258
OTHER ASSETS LESS LIABILITIES—(0.10)%		(5,377,716)
NET ASSETS–100.00%		$5,649,951,542
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,709,236	$163,492,387	$(170,119,468)	$-	$-	$9,082,155	$200,670
Invesco Treasury Portfolio, Institutional Class	29,174,090	303,628,718	(315,935,986)	-	-	16,866,822	371,419
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,023,728	305,765,129	(293,519,924)	-	-	14,268,933	306,457*
Invesco Private Prime Fund	5,215,525	608,777,520	(576,877,440)	(4)	(2,422)	37,113,179	834,776*
Total	$52,122,579	$1,381,663,754	$(1,356,452,818)	$(4)	$(2,422)	$77,331,089	$1,713,322

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Discovery Large Cap Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,905,861,168)*	$5,577,998,169
Investments in affiliated money market funds, at value (Cost $77,331,089)	77,331,089
Cash	5,000,000
Foreign currencies, at value (Cost $289)	261
Receivable for:
Investments sold	113,750,525
Fund shares sold	1,615,828
Dividends	1,923,869
Investment for trustee deferred compensation and retirement plans	495,130
Other assets	83,165
Total assets	5,778,198,036
Liabilities:
Payable for:
Investments purchased	70,408,180
Dividends	1,848
Fund shares reacquired	3,493,446
Collateral upon return of securities loaned	51,382,112
Accrued fees to affiliates	2,067,206
Accrued trustees’ and officers’ fees and benefits	333,052
Accrued other operating expenses	65,520
Trustee deferred compensation and retirement plans	495,130
Total liabilities	128,246,494
Net assets applicable to shares outstanding	$5,649,951,542
Net assets consist of:
Shares of beneficial interest	$2,633,353,805
Distributable earnings	3,016,597,737
$5,649,951,542
Net Assets:
Class A	$5,071,663,311
Class C	$165,389,375
Class R	$201,011,305
Class Y	$170,435,457
Class R5	$86,948
Class R6	$41,365,146
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	61,788,616
Class C	4,035,526
Class R	2,809,138
Class Y	1,770,057
Class R5	1,039
Class R6	421,702
Class A:
Net asset value per share	$82.08
Maximum offering price per share (Net asset value of $82.08 ÷ 94.50%)	$86.86
Class C:
Net asset value and offering price per share	$40.98
Class R:
Net asset value and offering price per share	$71.56
Class Y:
Net asset value and offering price per share	$96.29
Class R5:
Net asset value and offering price per share	$83.68
Class R6:
Net asset value and offering price per share	$98.09

*	At February 28, 2025, securities with an aggregate value of $51,901,775 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Discovery Large Cap Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $55,176)	$16,334,166
Dividends from affiliated money market funds (includes net securities lending income of $64,998)	637,087
Total investment income	16,971,253
Expenses:
Advisory fees	16,443,603
Administrative services fees	415,604
Custodian fees	15,450
Distribution fees:
Class A	5,866,242
Class C	866,325
Class R	506,856
Transfer agent fees — A, C, R and Y	2,657,171
Transfer agent fees — R5	44
Transfer agent fees — R6	3,364
Trustees’ and officers’ fees and benefits	14,331
Registration and filing fees	61,848
Reports to shareholders	93,176
Professional services fees	46,672
Other	38,700
Total expenses	27,029,386
Less: Fees waived and/or expense offset arrangement(s)	(147,086)
Net expenses	26,882,300
Net investment income (loss)	(9,911,047)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	425,817,222
Affiliated investment securities	(2,422)
425,814,800
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(77,557,635)
Affiliated investment securities	(4)
Foreign currencies	(12)
(77,557,651)
Net realized and unrealized gain	348,257,149
Net increase in net assets resulting from operations	$338,346,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Discovery Large Cap Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income (loss)	$(9,911,047)	$(18,027,046)
Net realized gain	425,814,800	331,785,887
Change in net unrealized appreciation (depreciation)	(77,557,651)	1,064,155,289
Net increase in net assets resulting from operations	338,346,102	1,377,914,130
Distributions to shareholders from distributable earnings:
Class A	(149,675,194)	—
Class C	(9,741,012)	—
Class R	(6,705,231)	—
Class Y	(4,480,044)	—
Class R5	(2,491)	—
Class R6	(742,828)	—
Total distributions from distributable earnings	(171,346,800)	—
Share transactions–net:
Class A	(42,926,078)	(302,557,343)
Class C	(2,396,258)	(19,981,094)
Class R	4,211,109	192,378
Class Y	(8,887,436)	6,579,337
Class R5	2,073	(876)
Class R6	17,106,830	3,180,990
Net increase (decrease) in net assets resulting from share transactions	(32,889,760)	(312,586,608)
Net increase in net assets	134,109,542	1,065,327,522
Net assets:
Beginning of period	5,515,842,000	4,450,514,478
End of period	$5,649,951,542	$5,515,842,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Discovery Large Cap Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$79.51	$(0.13)(d)	$5.15	$5.02	$(2.45)	$82.08	6.11%(e)	$5,071,663	0.91%(e)(f)	0.91%(e)(f)	(0.32)%(d)(e)(f)	30%
Year ended 08/31/24	60.17	(0.23)	19.57	19.34	—	79.51	32.15 (e)	4,959,186	0.94 (e)	0.95 (e)	(0.35)(e)	55
Year ended 08/31/23	52.44	(0.10)	8.25	8.15	(0.42)	60.17	15.73 (e)	4,017,461	0.97 (e)	0.97 (e)	(0.20)(e)	83
Year ended 08/31/22	88.67	(0.22)	(16.26)	(16.48)	(19.75)	52.44	(23.55)(e)	3,767,413	0.94 (e)	0.94 (e)	(0.35)(e)	70
Year ended 08/31/21	70.34	(0.35)	21.03	20.68	(2.35)	88.67	30.19 (e)	5,364,306	0.95 (e)	0.95 (e)	(0.46)(e)	78
Year ended 08/31/20	62.38	(0.12)	21.17	21.05	(13.09)	70.34	39.41 (e)	4,478,067	1.00 (e)	1.00 (e)	(0.22)(e)	31
Class C
Six months ended 02/28/25	40.93	(0.23)(d)	2.73	2.50	(2.45)	40.98	5.70	165,389	1.68 (f)	1.68 (f)	(1.09)(d)(f)	30
Year ended 08/31/24	31.22	(0.40)	10.11	9.71	—	40.93	31.10	167,666	1.71	1.72	(1.12)	55
Year ended 08/31/23	27.63	(0.26)	4.27	4.01	(0.42)	31.22	14.86	145,370	1.74	1.74	(0.97)	83
Year ended 08/31/22	56.55	(0.40)	(8.77)	(9.17)	(19.75)	27.63	(24.16)	146,841	1.71	1.71	(1.12)	70
Year ended 08/31/21	46.01	(0.60)	13.49	12.89	(2.35)	56.55	29.17	221,514	1.73	1.73	(1.24)	78
Year ended 08/31/20	45.21	(0.39)	14.28	13.89	(13.09)	46.01	38.34	230,567	1.78	1.78	(1.00)	31
Class R
Six months ended 02/28/25	69.69	(0.22)(d)	4.54	4.32	(2.45)	71.56	5.96	201,011	1.18 (f)	1.18 (f)	(0.59)(d)(f)	30
Year ended 08/31/24	52.88	(0.37)	17.18	16.81	—	69.69	31.79	192,248	1.21	1.22	(0.62)	55
Year ended 08/31/23	46.26	(0.21)	7.25	7.04	(0.42)	52.88	15.43	145,497	1.24	1.24	(0.47)	83
Year ended 08/31/22	80.77	(0.36)	(14.40)	(14.76)	(19.75)	46.26	(23.76)	127,130	1.21	1.21	(0.62)	70
Year ended 08/31/21	64.44	(0.51)	19.19	18.68	(2.35)	80.77	29.83	175,274	1.23	1.23	(0.74)	78
Year ended 08/31/20	58.28	(0.26)	19.51	19.25	(13.09)	64.44	39.04	147,187	1.28	1.28	(0.50)	31
Class Y
Six months ended 02/28/25	92.80	(0.05)(d)	5.99	5.94	(2.45)	96.29	6.23	170,435	0.68 (f)	0.68 (f)	(0.09)(d)(f)	30
Year ended 08/31/24	70.07	(0.09)	22.82	22.73	—	92.80	32.43	172,733	0.71	0.72	(0.12)	55
Year ended 08/31/23	60.85	0.02	9.62	9.64	(0.42)	70.07	16.01	126,483	0.74	0.74	0.03	83
Year ended 08/31/22	99.48	(0.09)	(18.79)	(18.88)	(19.75)	60.85	(23.38)	108,866	0.71	0.71	(0.12)	70
Year ended 08/31/21	78.49	(0.21)	23.55	23.34	(2.35)	99.48	30.44	158,879	0.73	0.73	(0.24)	78
Year ended 08/31/20	68.08	0.01	23.49	23.50	(13.09)	78.49	39.75	114,061	0.78	0.78	0.00	31
Class R5
Six months ended 02/28/25	80.93	(0.05)(d)	5.25	5.20	(2.45)	83.68	6.22	87	0.69 (f)	0.69 (f)	(0.10)(d)(f)	30
Year ended 08/31/24	61.11	(0.08)	19.90	19.82	—	80.93	32.43	82	0.71	0.71	(0.12)	55
Year ended 08/31/23	53.11	0.03	8.39	8.42	(0.42)	61.11	16.04	62	0.72	0.72	0.05	83
Year ended 08/31/22	89.38	(0.06)	(16.46)	(16.52)	(19.75)	53.11	(23.38)	77	0.70	0.70	(0.11)	70
Year ended 08/31/21	70.69	(0.14)	21.18	21.04	(2.35)	89.38	30.55	46	0.67	0.69	(0.18)	78
Year ended 08/31/20	62.44	0.07	21.27	21.34	(13.09)	70.69	39.90	36	0.67	0.67	0.11	31
Class R6
Six months ended 02/28/25	94.46	(0.01)(d)	6.09	6.08	(2.45)	98.09	6.26	41,365	0.61 (f)	0.61 (f)	(0.02)(d)(f)	30
Year ended 08/31/24	71.27	(0.03)	23.22	23.19	—	94.46	32.54	23,927	0.64	0.64	(0.05)	55
Year ended 08/31/23	61.84	0.07	9.78	9.85	(0.42)	71.27	16.09	15,641	0.65	0.65	0.12	83
Year ended 08/31/22	100.70	(0.03)	(19.08)	(19.11)	(19.75)	61.84	(23.32)	12,895	0.63	0.63	(0.04)	70
Year ended 08/31/21	79.32	(0.12)	23.85	23.73	(2.35)	100.70	30.62	19,838	0.62	0.63	(0.13)	78
Year ended 08/31/20	68.60	0.10	23.71	23.81	(13.09)	79.32	39.91	14,514	0.63	0.67	0.15	31

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the six months ended February 28, 2025.
Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.18) and (0.37)%, $(0.28) and (1.15)%,
$(0.27) and (0.65)%, $(0.10) and (0.15)%, $(0.09) and (0.16)%, $(0.06) and (0.08)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended
February 28, 2025 and 0.23%, 0.23%, 0.23%, 0.22% and 0.22% for the years ended August 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Discovery Large Cap Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Discovery Large Cap Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Discovery Large Cap Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
9
Invesco Discovery Large Cap Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser $5,245 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
10
Invesco Discovery Large Cap Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2 billion	0.560%
Next $2 billion	0.540%
Next $2 billion	0.520%
Next $2.5 billion	0.500%
Over $11 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $13,648.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $215,276 in front-end sales commissions from the sale of Class A shares and $701 and $5,218 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $3,490 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
11
Invesco Discovery Large Cap Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,577,998,169	$—	$—	$5,577,998,169
Money Market Funds	25,948,977	51,382,112	—	77,331,089
Total Investments	$5,603,947,146	$51,382,112	$—	$5,655,329,258
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $133,438.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $1,701,587,281 and $1,945,221,573, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,734,458,551
Aggregate unrealized (depreciation) of investments	(66,298,091)
Net unrealized appreciation of investments	$2,668,160,460
Cost of investments for tax purposes is $2,987,168,798.
12
Invesco Discovery Large Cap Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,504,684	$127,626,812	3,280,276	$228,286,535
Class C	281,131	12,048,016	734,448	26,429,464
Class R	242,816	17,932,779	517,519	31,550,150
Class Y	263,098	26,090,160	871,482	70,802,064
Class R5	-	-	415	23,692
Class R6	208,107	21,046,895	102,670	8,882,854
Issued as reinvestment of dividends:
Class A	1,638,737	144,159,736	-	-
Class C	219,841	9,670,802	-	-
Class R	87,182	6,689,469	-	-
Class Y	36,290	3,743,294	-	-
Class R5	23	2,073	-	-
Class R6	6,321	664,198	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	114,225	9,747,443	275,070	19,065,516
Class C	(225,917)	(9,747,443)	(532,278)	(19,065,516)
Reacquired:
Class A	(3,839,810)	(324,460,069)	(7,950,429)	(549,909,394)
Class C	(335,482)	(14,367,633)	(762,687)	(27,345,042)
Class R	(279,583)	(20,411,139)	(510,137)	(31,357,772)
Class Y	(390,717)	(38,720,890)	(815,247)	(64,222,727)
Class R5	-	-	(415)	(24,568)
Class R6	(46,016)	(4,604,263)	(68,825)	(5,701,864)
Net increase (decrease) in share activity	(515,070)	$(32,889,760)	(4,858,138)	$(312,586,608)
13
Invesco Discovery Large Cap Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Discovery Large Cap Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
O-CAPA-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Equally-Weighted S&P 500 Fund
Nasdaq:
A: VADAX ■ C: VADCX ■ R: VADRX ■ Y: VADDX ■ R6: VADFX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.42%
Advertising–0.37%
Interpublic Group of Cos., Inc. (The)	466,580	$12,784,292
Omnicom Group, Inc.(b)	152,486	12,619,741
		25,404,033
Aerospace & Defense–2.44%
Axon Enterprise, Inc.(c)	21,860	11,551,917
Boeing Co. (The)(c)	84,622	14,777,540
General Dynamics Corp.	52,842	13,347,889
General Electric Co.	83,278	17,236,880
Howmet Aerospace, Inc.	120,830	16,505,378
Huntington Ingalls Industries, Inc.	72,773	12,777,483
L3Harris Technologies, Inc.(c)	61,362	12,647,322
Lockheed Martin Corp.	27,623	12,440,570
Northrop Grumman Corp.	29,527	13,633,797
RTX Corp.	119,942	15,951,087
Textron, Inc.	170,997	12,778,606
TransDigm Group, Inc.	11,263	15,398,774
		169,047,243
Agricultural & Farm Machinery–0.22%
Deere & Co.	31,346	15,070,843
Agricultural Products & Services–0.36%
Archer-Daniels-Midland Co.	265,383	12,526,078
Bunge Global S.A.	165,634	12,288,386
		24,814,464
Air Freight & Logistics–0.76%
C.H. Robinson Worldwide, Inc.	128,690	13,077,478
Expeditors International of Washington, Inc.	116,645	13,689,457
FedEx Corp.	49,951	13,132,118
United Parcel Service, Inc., Class B	108,767	12,946,536
		52,845,589
Apparel Retail–0.38%
Ross Stores, Inc.	91,173	12,793,396
TJX Cos., Inc. (The)	110,749	13,817,045
		26,610,441
Apparel, Accessories & Luxury Goods–0.70%
lululemon athletica, inc.(c)	35,131	12,844,245
Ralph Lauren Corp.	61,755	16,744,251
Tapestry, Inc.	225,137	19,231,202
		48,819,698
Application Software–2.42%
Adobe, Inc.(c)	25,505	11,185,473
ANSYS, Inc.(c)	40,826	13,605,265
Autodesk, Inc.(c)	45,619	12,509,186
Cadence Design Systems, Inc.(c)	45,423	11,378,462
Fair Isaac Corp.(c)	6,386	12,046,231
Intuit, Inc.	20,943	12,855,651
Palantir Technologies, Inc., Class A(c)	193,682	16,447,475
PTC, Inc.(c)	69,563	11,382,594
Roper Technologies, Inc.	25,483	14,894,814
Shares		Value
Application Software–(continued)
Salesforce, Inc.	39,577	$11,788,009
Synopsys, Inc.(c)	27,391	12,525,356
Tyler Technologies, Inc.(c)	22,469	13,670,814
Workday, Inc., Class A(c)	51,498	13,561,483
		167,850,813
Asset Management & Custody Banks–1.92%
Ameriprise Financial, Inc.	25,497	13,699,538
Bank of New York Mellon Corp. (The)	176,277	15,679,839
BlackRock, Inc.	13,167	12,874,429
Blackstone, Inc., Class A	72,990	11,763,068
Franklin Resources, Inc.	627,247	12,701,752
Invesco Ltd.(d)	762,850	13,265,962
KKR & Co., Inc., Class A	89,230	12,098,696
Northern Trust Corp.	133,562	14,721,204
State Street Corp.	141,474	14,038,465
T. Rowe Price Group, Inc.	115,389	12,198,925
		133,041,878
Automobile Manufacturers–0.52%
Ford Motor Co.	1,349,093	12,883,838
General Motors Co.(e)	269,870	13,258,713
Tesla, Inc.(c)	33,062	9,686,505
		35,829,056
Automotive Parts & Equipment–0.40%
Aptiv PLC (Jersey)(c)	238,478	15,529,687
BorgWarner, Inc.	400,230	11,914,847
		27,444,534
Automotive Retail–0.62%
AutoZone, Inc.(b)(c)	4,201	14,674,135
CarMax, Inc.(c)	161,426	13,393,515
O’Reilly Automotive, Inc.(c)	11,053	15,182,843
		43,250,493
Biotechnology–1.65%
AbbVie, Inc.	80,540	16,835,276
Amgen, Inc.	51,366	15,823,810
Biogen, Inc.(c)	89,191	12,531,336
Gilead Sciences, Inc.	152,024	17,377,864
Incyte Corp.(c)	193,736	14,239,596
Moderna, Inc.(b)(c)	327,671	10,144,694
Regeneron Pharmaceuticals, Inc.	18,168	12,694,708
Vertex Pharmaceuticals, Inc.(c)	29,951	14,370,190
		114,017,474
Brewers–0.20%
Molson Coors Beverage Co., Class B	228,768	14,021,191
Broadcasting–0.46%
Fox Corp., Class A(b)	194,585	11,208,096
Fox Corp., Class B	116,076	6,276,230
Paramount Global, Class B(b)	1,255,056	14,257,436
		31,741,762
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–0.39%
Amazon.com, Inc.(c)	60,991	$12,947,169
eBay, Inc.	222,321	14,393,062
		27,340,231
Building Products–1.48%
A.O. Smith Corp.	192,700	12,810,696
Allegion PLC	100,001	12,871,129
Builders FirstSource, Inc.(c)	81,575	11,338,109
Carrier Global Corp.	190,555	12,347,964
Johnson Controls International PLC	167,152	14,318,240
Lennox International, Inc.	21,359	12,837,827
Masco Corp.	176,989	13,306,033
Trane Technologies PLC	35,098	12,414,163
		102,244,161
Cable & Satellite–0.38%
Charter Communications, Inc., Class A(b)(c)	37,104	13,489,902
Comcast Corp., Class A	353,665	12,689,500
		26,179,402
Cargo Ground Transportation–0.35%
J.B. Hunt Transport Services, Inc.	77,161	12,437,582
Old Dominion Freight Line, Inc.	68,571	12,102,781
		24,540,363
Casinos & Gaming–0.73%
Caesars Entertainment, Inc. (Acquired 03/19/2021-02/11/2025; Cost $19,306,433)(c)(f)	378,444	12,571,910
Las Vegas Sands Corp.	257,924	11,531,782
MGM Resorts International(c)	380,186	13,215,265
Wynn Resorts Ltd.	147,504	13,175,057
		50,494,014
Commodity Chemicals–0.39%
Dow, Inc.	338,411	12,896,843
LyondellBasell Industries N.V., Class A	183,702	14,113,825
		27,010,668
Communications Equipment–1.01%
Arista Networks, Inc.(c)	130,803	12,171,219
Cisco Systems, Inc.	239,700	15,367,167
F5, Inc.(c)	54,001	15,791,512
Juniper Networks, Inc.	375,608	13,597,010
Motorola Solutions, Inc.	29,374	12,931,022
		69,857,930
Computer & Electronics Retail–0.21%
Best Buy Co., Inc.	161,296	14,502,123
Construction & Engineering–0.16%
Quanta Services, Inc.	42,015	10,908,354
Construction Machinery & Heavy Transportation Equipment– 0.75%
Caterpillar, Inc.	36,114	12,421,410
Cummins, Inc.	37,940	13,968,749
PACCAR, Inc.	121,227	13,000,384
Wabtec Corp.	68,893	12,770,006
		52,160,549
Shares		Value
Construction Materials–0.35%
Martin Marietta Materials, Inc.	25,038	$12,096,860
Vulcan Materials Co.	50,236	12,423,865
		24,520,725
Consumer Electronics–0.21%
Garmin Ltd.	63,614	14,563,153
Consumer Finance–0.82%
American Express Co.	46,451	13,979,893
Capital One Financial Corp.	75,485	15,138,517
Discover Financial Services	78,796	15,380,191
Synchrony Financial	204,933	12,435,334
		56,933,935
Consumer Staples Merchandise Retail–1.00%
Costco Wholesale Corp.	14,117	14,803,228
Dollar General Corp.	175,945	13,051,600
Dollar Tree, Inc.(c)	196,062	14,285,077
Target Corp.	103,280	12,831,507
Walmart, Inc.	147,893	14,583,729
		69,555,141
Copper–0.17%
Freeport-McMoRan, Inc.	326,605	12,054,991
Data Center REITs–0.36%
Digital Realty Trust, Inc.	75,014	11,726,188
Equinix, Inc.	14,425	13,049,144
		24,775,332
Data Processing & Outsourced Services–0.21%
Broadridge Financial Solutions, Inc.	59,611	14,379,365
Distillers & Vintners–0.30%
Brown-Forman Corp., Class B(b)	312,228	10,337,869
Constellation Brands, Inc., Class A	58,543	10,274,297
		20,612,166
Distributors–0.61%
Genuine Parts Co.(b)	114,189	14,259,922
LKQ Corp.	363,742	15,346,275
Pool Corp.(b)	37,384	12,972,248
		42,578,445
Diversified Banks–1.63%
Bank of America Corp.	304,774	14,050,081
Citigroup, Inc.	194,914	15,583,374
Fifth Third Bancorp(b)	306,503	13,323,685
JPMorgan Chase & Co.	57,667	15,261,572
KeyCorp	767,017	13,284,735
PNC Financial Services Group, Inc. (The)	69,052	13,252,460
U.S. Bancorp	273,657	12,834,513
Wells Fargo & Co.	196,146	15,362,155
		112,952,575
Diversified Financial Services–0.17%
Apollo Global Management, Inc.	78,628	11,736,802
Diversified Support Services–0.38%
Cintas Corp.	66,569	13,813,068
Copart, Inc.(c)	224,309	12,292,133
		26,105,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Drug Retail–0.22%
Walgreens Boots Alliance, Inc.	1,417,012	$15,133,688
Electric Utilities–3.57%
Alliant Energy Corp.	232,480	15,001,934
American Electric Power Co., Inc.	149,995	15,906,970
Constellation Energy Corp.	58,997	14,781,403
Duke Energy Corp.	128,150	15,056,344
Edison International	172,150	9,371,846
Entergy Corp.	189,695	16,562,270
Evergy, Inc.(c)	225,535	15,541,617
Eversource Energy	234,106	14,751,019
Exelon Corp.	382,047	16,886,477
FirstEnergy Corp.	350,050	13,571,439
NextEra Energy, Inc.	189,835	13,320,722
NRG Energy, Inc.	146,044	15,438,311
PG&E Corp.	708,937	11,584,031
Pinnacle West Capital Corp.(b)	157,993	14,620,672
PPL Corp.	429,088	15,108,189
Southern Co. (The)	168,696	15,147,214
Xcel Energy, Inc.(b)	205,442	14,812,368
		247,462,826
Electrical Components & Equipment–1.08%
AMETEK, Inc.	74,345	14,073,509
Eaton Corp. PLC	38,804	11,381,989
Emerson Electric Co.	107,313	13,050,334
Generac Holdings, Inc.(c)	81,756	11,131,079
Hubbell, Inc.	30,731	11,419,332
Rockwell Automation, Inc.	47,225	13,560,659
		74,616,902
Electronic Components–0.40%
Amphenol Corp., Class A	190,996	12,720,333
Corning, Inc.	294,858	14,787,129
		27,507,462
Electronic Equipment & Instruments–0.77%
Keysight Technologies, Inc.(c)	83,715	13,355,054
Teledyne Technologies, Inc.(c)	29,578	15,233,262
Trimble, Inc.(c)	189,885	13,667,922
Zebra Technologies Corp., Class A(c)	34,746	10,946,727
		53,202,965
Electronic Manufacturing Services–0.44%
Jabil, Inc.	104,915	16,253,432
TE Connectivity PLC (Switzerland)	93,733	14,437,694
		30,691,126
Environmental & Facilities Services–0.86%
Republic Services, Inc.	66,764	15,824,404
Rollins, Inc.	286,554	15,012,564
Veralto Corp.	133,308	13,298,806
Waste Management, Inc.	65,467	15,239,408
		59,375,182
Fertilizers & Agricultural Chemicals–0.71%
CF Industries Holdings, Inc.	156,357	12,668,044
Corteva, Inc.	234,928	14,795,765
FMC Corp.	248,788	9,180,277
Mosaic Co. (The)(e)	524,619	12,548,887
		49,192,973
Shares		Value
Financial Exchanges & Data–1.82%
Cboe Global Markets, Inc.	69,321	$14,612,867
CME Group, Inc., Class A	59,940	15,210,974
FactSet Research Systems, Inc.	28,622	13,215,922
Intercontinental Exchange, Inc.	88,784	15,380,052
MarketAxess Holdings, Inc.	59,796	11,528,071
Moody’s Corp.	28,191	14,206,573
MSCI, Inc.	22,305	13,171,326
Nasdaq, Inc.	172,722	14,297,927
S&P Global, Inc.	27,203	14,519,329
		126,143,041
Food Distributors–0.19%
Sysco Corp.	174,785	13,203,259
Food Retail–0.21%
Kroger Co. (The)(b)	228,992	14,843,261
Footwear–0.34%
Deckers Outdoor Corp.(c)	68,524	9,549,504
NIKE, Inc., Class B	178,111	14,147,357
		23,696,861
Gas Utilities–0.22%
Atmos Energy Corp.	100,164	15,237,949
Gold–0.21%
Newmont Corp.	332,168	14,230,077
Health Care Distributors–0.86%
Cardinal Health, Inc.	119,605	15,486,455
Cencora, Inc.	60,562	15,354,890
Henry Schein, Inc.(c)	182,747	13,188,851
McKesson Corp.	24,321	15,571,763
		59,601,959
Health Care Equipment–3.51%
Abbott Laboratories	123,042	16,981,027
Baxter International, Inc.	453,034	15,634,203
Becton, Dickinson and Co.	63,535	14,329,049
Boston Scientific Corp.(c)	155,079	16,095,649
DexCom, Inc.(c)	174,524	15,422,686
Edwards Lifesciences Corp.(c)	190,271	13,627,209
GE HealthCare Technologies, Inc.	169,716	14,824,693
Hologic, Inc.(c)	185,939	11,786,673
IDEXX Laboratories, Inc.(c)	32,131	14,044,781
Insulet Corp.(c)	51,289	13,964,456
Intuitive Surgical, Inc.(c)	25,835	14,807,330
Medtronic PLC	169,367	15,585,151
ResMed, Inc.	57,139	13,343,099
STERIS PLC	66,997	14,689,762
Stryker Corp.	37,335	14,418,404
Teleflex, Inc.	76,386	10,140,242
Zimmer Biomet Holdings, Inc.	131,363	13,703,788
		243,398,202
Health Care Facilities–0.38%
HCA Healthcare, Inc.	44,507	13,632,494
Universal Health Services, Inc., Class B	73,546	12,888,937
		26,521,431
Health Care REITs–0.87%
Alexandria Real Estate Equities, Inc.	135,836	13,890,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Healthpeak Properties, Inc.	660,273	$13,509,186
Ventas, Inc.	231,292	16,000,781
Welltower, Inc.	109,214	16,765,441
		60,165,997
Health Care Services–1.11%
Cigna Group (The)	47,764	14,751,911
CVS Health Corp.	271,330	17,831,808
DaVita, Inc.(c)	90,315	13,355,782
Labcorp Holdings, Inc.	61,185	15,359,882
Quest Diagnostics, Inc.	90,205	15,596,445
		76,895,828
Health Care Supplies–0.57%
Align Technology, Inc.(c)	58,632	10,965,943
Cooper Cos., Inc. (The)(c)	141,460	12,785,155
Solventum Corp.(c)	199,234	15,888,911
		39,640,009
Heavy Electrical Equipment–0.20%
GE Vernova, Inc.	40,568	13,597,582
Home Furnishings–0.18%
Mohawk Industries, Inc.(c)	107,230	12,609,176
Home Improvement Retail–0.38%
Home Depot, Inc. (The)	33,328	13,217,885
Lowe’s Cos., Inc.	52,423	13,034,455
		26,252,340
Homebuilding–0.67%
D.R. Horton, Inc.	91,384	11,588,405
Lennar Corp., Class A	98,331	11,763,338
NVR, Inc.(c)	1,586	11,491,490
PulteGroup, Inc.	115,201	11,897,959
		46,741,192
Hotel & Resort REITs–0.17%
Host Hotels & Resorts, Inc.	741,895	11,966,766
Hotels, Resorts & Cruise Lines–1.56%
Airbnb, Inc., Class A(c)	101,152	14,046,978
Booking Holdings, Inc.	2,653	13,307,475
Carnival Corp.(b)(c)	527,773	12,629,608
Expedia Group, Inc.(c)	73,709	14,591,434
Hilton Worldwide Holdings, Inc.	54,587	14,463,371
Marriott International, Inc., Class A	48,140	13,500,863
Norwegian Cruise Line Holdings Ltd.(b)(c)	510,692	11,602,922
Royal Caribbean Cruises Ltd.	57,200	14,076,920
		108,219,571
Household Products–1.03%
Church & Dwight Co., Inc.	133,018	14,791,602
Clorox Co. (The)	85,290	13,338,503
Colgate-Palmolive Co.	151,402	13,803,320
Kimberly-Clark Corp.	107,525	15,269,625
Procter & Gamble Co. (The)	82,307	14,308,249
		71,511,299
Human Resource & Employment Services–0.78%
Automatic Data Processing, Inc.	46,696	14,717,645
Dayforce, Inc.(b)(c)	179,386	11,120,138
Shares		Value
Human Resource & Employment Services–(continued)
Paychex, Inc.(b)	99,306	$15,061,741
Paycom Software, Inc.	58,455	12,829,119
		53,728,643
Independent Power Producers & Energy Traders–0.36%
AES Corp. (The)	1,033,410	11,977,222
Vistra Corp.	95,566	12,773,351
		24,750,573
Industrial Conglomerates–0.43%
3M Co.	108,083	16,765,835
Honeywell International, Inc.	61,310	13,052,286
		29,818,121
Industrial Gases–0.42%
Air Products and Chemicals, Inc.	44,903	14,196,083
Linde PLC	31,839	14,870,405
		29,066,488
Industrial Machinery & Supplies & Components–2.31%
Dover Corp.	69,801	13,874,345
Fortive Corp.	179,408	14,270,112
IDEX Corp.	61,549	11,960,817
Illinois Tool Works, Inc.	51,451	13,582,035
Ingersoll Rand, Inc.	138,120	11,709,814
Nordson Corp.(c)	56,277	11,834,490
Otis Worldwide Corp.	141,874	14,156,188
Parker-Hannifin Corp.	20,461	13,678,383
Pentair PLC	128,595	12,113,649
Snap-on, Inc.	39,467	13,464,957
Stanley Black & Decker, Inc.(b)	167,589	14,501,476
Xylem, Inc.	113,827	14,898,816
		160,045,082
Industrial REITs–0.22%
Prologis, Inc.	125,437	15,544,153
Insurance Brokers–1.15%
Aon PLC, Class A	38,728	15,844,399
Arthur J. Gallagher & Co.	49,460	16,704,620
Brown & Brown, Inc.(c)	134,896	15,990,572
Marsh & McLennan Cos., Inc.	65,519	15,583,039
Willis Towers Watson PLC	45,327	15,395,316
		79,517,946
Integrated Oil & Gas–0.61%
Chevron Corp.	89,905	14,260,731
Exxon Mobil Corp.	125,481	13,969,800
Occidental Petroleum Corp.	289,747	14,151,243
		42,381,774
Integrated Telecommunication Services–0.44%
AT&T, Inc.	598,129	16,394,716
Verizon Communications, Inc.	334,461	14,415,269
		30,809,985
Interactive Home Entertainment–0.39%
Electronic Arts, Inc.	85,676	11,062,485
Take-Two Interactive Software, Inc.(c)	73,738	15,630,981
		26,693,466
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–0.59%
Alphabet, Inc., Class A	39,490	$6,724,357
Alphabet, Inc., Class C	32,125	5,532,568
Match Group, Inc.	446,127	14,146,687
Meta Platforms, Inc., Class A	22,197	14,832,035
		41,235,647
Internet Services & Infrastructure–0.58%
Akamai Technologies, Inc.(c)	140,413	11,328,521
GoDaddy, Inc., Class A(c)	67,409	12,099,915
VeriSign, Inc.(c)	70,220	16,703,934
		40,132,370
Investment Banking & Brokerage–0.81%
Charles Schwab Corp. (The)	170,417	13,553,264
Goldman Sachs Group, Inc. (The)	23,701	14,748,895
Morgan Stanley	110,071	14,651,551
Raymond James Financial, Inc.	86,954	13,449,175
		56,402,885
IT Consulting & Other Services–0.98%
Accenture PLC, Class A (Ireland)	38,600	13,452,100
Cognizant Technology Solutions Corp., Class A	172,849	14,403,507
EPAM Systems, Inc.(c)	55,439	11,428,196
Gartner, Inc.(c)	27,084	13,496,499
International Business Machines Corp.	61,028	15,405,908
		68,186,210
Leisure Products–0.20%
Hasbro, Inc.	218,143	14,203,291
Life & Health Insurance–1.10%
Aflac, Inc.	134,766	14,752,834
Globe Life, Inc.	133,492	17,010,886
MetLife, Inc.	174,828	15,066,677
Principal Financial Group, Inc.	175,902	15,662,314
Prudential Financial, Inc.	116,964	13,462,556
		75,955,267
Life Sciences Tools & Services–1.83%
Agilent Technologies, Inc.	98,709	12,626,855
Bio-Techne Corp.	182,841	11,290,432
Charles River Laboratories International, Inc.(c)	72,560	11,994,894
Danaher Corp.	59,660	12,394,962
IQVIA Holdings, Inc.(c)	69,846	13,186,925
Mettler-Toledo International, Inc.(c)	11,038	14,048,283
Revvity, Inc.(b)	119,469	13,398,448
Thermo Fisher Scientific, Inc.	26,248	13,884,142
Waters Corp.(c)	36,451	13,754,420
West Pharmaceutical Services, Inc.	44,133	10,253,861
		126,833,222
Managed Health Care–0.99%
Centene Corp.(c)	244,994	14,248,851
Elevance Health, Inc.	36,424	14,455,957
Humana, Inc.	50,481	13,651,072
Molina Healthcare, Inc.(c)	46,765	14,081,877
UnitedHealth Group, Inc.	26,322	12,501,897
		68,939,654
Shares		Value
Metal, Glass & Plastic Containers–0.19%
Ball Corp.	244,627	$12,889,397
Movies & Entertainment–0.84%
Live Nation Entertainment, Inc.(c)	104,276	14,949,007
Netflix, Inc.(c)	14,975	14,683,886
Walt Disney Co. (The)	122,538	13,944,824
Warner Bros. Discovery, Inc.(c)	1,297,973	14,874,771
		58,452,488
Multi-Family Residential REITs–1.25%
AvalonBay Communities, Inc.	62,096	14,044,873
Camden Property Trust	116,587	14,463,783
Equity Residential	192,964	14,312,140
Essex Property Trust, Inc.	47,121	14,681,490
Mid-America Apartment Communities, Inc.	88,700	14,912,244
UDR, Inc.	316,950	14,319,801
		86,734,331
Multi-line Insurance–0.23%
American International Group, Inc.	190,711	15,817,570
Multi-Sector Holdings–0.23%
Berkshire Hathaway, Inc., Class B(c)	30,399	15,619,918
Multi-Utilities–2.14%
Ameren Corp.	156,304	15,874,234
CenterPoint Energy, Inc.(b)	447,120	15,371,986
CMS Energy Corp.	210,178	15,353,503
Consolidated Edison, Inc.	151,418	15,371,955
Dominion Energy, Inc.	258,780	14,652,124
DTE Energy Co.	116,067	15,518,158
NiSource, Inc.	382,047	15,591,338
Public Service Enterprise Group, Inc.	164,143	13,320,205
Sempra	160,669	11,499,080
WEC Energy Group, Inc.(b)	146,886	15,671,267
		148,223,850
Office REITs–0.18%
BXP, Inc.(b)	175,572	12,453,322
Oil & Gas Equipment & Services–0.60%
Baker Hughes Co., Class A	330,335	14,729,638
Halliburton Co.	480,960	12,682,915
Schlumberger N.V.	337,922	14,077,830
		41,490,383
Oil & Gas Exploration & Production–1.87%
APA Corp.(b)	627,527	12,989,809
ConocoPhillips	137,430	13,626,184
Coterra Energy, Inc.	553,296	14,933,459
Devon Energy Corp.	404,030	14,633,967
Diamondback Energy, Inc.	85,686	13,620,647
EOG Resources, Inc.	110,098	13,975,840
EQT Corp.	307,723	14,823,017
Hess Corp.	98,545	14,677,292
Texas Pacific Land Corp.(b)	11,634	16,612,770
		129,892,985
Oil & Gas Refining & Marketing–0.61%
Marathon Petroleum Corp.	92,414	13,878,735
Phillips 66	112,057	14,532,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
Valero Energy Corp.	105,363	$13,774,105
		42,185,512
Oil & Gas Storage & Transportation–0.83%
Kinder Morgan, Inc.	517,390	14,021,269
ONEOK, Inc.	134,612	13,513,698
Targa Resources Corp.	74,858	15,100,356
Williams Cos., Inc. (The)	253,549	14,751,481
		57,386,804
Other Specialized REITs–0.38%
Iron Mountain, Inc.	124,184	11,570,223
VICI Properties, Inc.	448,548	14,573,325
		26,143,548
Other Specialty Retail–0.37%
Tractor Supply Co.(b)	245,965	13,614,163
Ulta Beauty, Inc.(c)	32,379	11,862,370
		25,476,533
Packaged Foods & Meats–2.29%
Conagra Brands, Inc.	506,457	12,934,912
General Mills, Inc.	214,411	12,997,595
Hershey Co. (The)	79,344	13,703,502
Hormel Foods Corp.(b)	423,907	12,136,458
J.M. Smucker Co. (The)	124,008	13,706,604
Kellanova	174,157	14,437,615
Kraft Heinz Co. (The)	448,835	13,783,723
Lamb Weston Holdings, Inc.(b)	187,354	9,718,052
McCormick & Co., Inc.	172,616	14,259,808
Mondelez International, Inc., Class A	222,497	14,290,982
The Campbell’s Company(b)	326,605	13,083,796
Tyson Foods, Inc., Class A	226,809	13,912,464
		158,965,511
Paper & Plastic Packaging Products & Materials–0.99%
Amcor PLC(b)	1,401,600	14,184,192
Avery Dennison Corp.	71,088	13,362,411
International Paper Co.	257,593	14,515,366
Packaging Corp. of America	58,850	12,540,347
Smurfit WestRock PLC	262,602	13,673,686
		68,276,002
Passenger Airlines–0.57%
Delta Air Lines, Inc.	221,236	13,300,708
Southwest Airlines Co.	418,227	12,990,131
United Airlines Holdings, Inc.(c)	141,734	13,296,067
		39,586,906
Passenger Ground Transportation–0.25%
Uber Technologies, Inc.(c)	229,259	17,425,977
Personal Care Products–0.39%
Estee Lauder Cos., Inc. (The), Class A	172,913	12,434,174
Kenvue, Inc.	632,046	14,916,285
		27,350,459
Pharmaceuticals–1.41%
Bristol-Myers Squibb Co.	247,909	14,780,335
Eli Lilly and Co.	17,642	16,241,755
Johnson & Johnson	95,772	15,804,295
Merck & Co., Inc.	140,793	12,988,154
Shares		Value
Pharmaceuticals–(continued)
Pfizer, Inc.	556,641	$14,712,022
Viatris, Inc.	1,101,496	10,166,808
Zoetis, Inc.	79,268	13,256,780
		97,950,149
Property & Casualty Insurance–2.30%
Allstate Corp. (The)	72,560	14,450,324
Arch Capital Group Ltd.	149,293	13,870,813
Assurant, Inc.	64,656	13,441,336
Chubb Ltd.	50,844	14,514,945
Cincinnati Financial Corp.	92,590	13,685,728
Erie Indemnity Co., Class A	34,429	14,738,022
Hartford Financial Services Group, Inc. (The)	124,249	14,696,172
Loews Corp.	165,712	14,362,259
Progressive Corp. (The)	57,620	16,248,840
Travelers Cos., Inc. (The)	57,289	14,808,633
W.R. Berkley Corp.	230,722	14,553,944
		159,371,016
Publishing–0.20%
News Corp., Class A	364,146	10,421,859
News Corp., Class B(b)	107,604	3,473,457
		13,895,316
Rail Transportation–0.61%
CSX Corp.	417,853	13,375,475
Norfolk Southern Corp.	56,800	13,958,600
Union Pacific Corp.	60,073	14,819,408
		42,153,483
Real Estate Services–0.41%
CBRE Group, Inc., Class A(c)	102,019	14,480,577
CoStar Group, Inc.(c)	181,026	13,803,232
		28,283,809
Regional Banks–0.98%
Citizens Financial Group, Inc.	303,786	13,904,285
Huntington Bancshares, Inc.	807,594	13,301,073
M&T Bank Corp.	69,535	13,331,250
Regions Financial Corp.	552,915	13,109,615
Truist Financial Corp.	307,578	14,256,241
		67,902,464
Reinsurance–0.20%
Everest Group Ltd.	38,758	13,690,101
Research & Consulting Services–0.76%
Equifax, Inc.	53,027	13,002,221
Jacobs Solutions, Inc.	103,937	13,315,369
Leidos Holdings, Inc.	91,462	11,887,316
Verisk Analytics, Inc.	49,274	14,629,943
		52,834,849
Restaurants–1.30%
Chipotle Mexican Grill, Inc.(c)	214,182	11,559,402
Darden Restaurants, Inc.	83,680	16,774,493
Domino’s Pizza, Inc.	30,708	15,038,014
McDonald’s Corp.	47,369	14,605,284
Starbucks Corp.	142,696	16,525,624
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Yum! Brands, Inc.	101,370	$15,851,227
		90,354,044
Retail REITs–1.01%
Federal Realty Investment Trust	124,991	13,176,551
Kimco Realty Corp.	574,398	12,694,196
Realty Income Corp.	253,870	14,478,206
Regency Centers Corp.	189,274	14,517,316
Simon Property Group, Inc.	79,509	14,795,830
		69,662,099
Self-Storage REITs–0.38%
Extra Space Storage, Inc.	88,039	13,431,230
Public Storage	43,378	13,170,428
		26,601,658
Semiconductor Materials & Equipment–0.95%
Applied Materials, Inc.	81,463	12,876,856
Enphase Energy, Inc.(b)(c)	189,197	10,846,664
KLA Corp.	21,617	15,322,994
Lam Research Corp.	179,523	13,776,595
Teradyne, Inc.	116,839	12,835,933
		65,659,042
Semiconductors–2.62%
Advanced Micro Devices, Inc.(c)	107,906	10,775,493
Analog Devices, Inc.	64,682	14,880,741
Broadcom, Inc.	76,175	15,191,580
First Solar, Inc.(c)	69,871	9,515,033
Intel Corp.	698,016	16,563,920
Microchip Technology, Inc.	228,285	13,436,855
Micron Technology, Inc.	137,611	12,884,518
Monolithic Power Systems, Inc.	22,512	13,755,057
NVIDIA Corp.	100,810	12,593,185
NXP Semiconductors N.V. (China)	63,801	13,754,858
ON Semiconductor Corp.(b)(c)	206,622	9,721,565
QUALCOMM, Inc.	87,868	13,810,214
Skyworks Solutions, Inc.	157,074	10,470,553
Texas Instruments, Inc.	72,666	14,241,809
		181,595,381
Single-Family Residential REITs–0.21%
Invitation Homes, Inc.	421,870	14,347,799
Soft Drinks & Non-alcoholic Beverages–0.85%
Coca-Cola Co. (The)	224,202	15,965,424
Keurig Dr Pepper, Inc.	422,250	14,153,820
Monster Beverage Corp.(c)	269,558	14,731,345
PepsiCo, Inc.	89,584	13,748,457
		58,599,046
Specialty Chemicals–1.50%
Albemarle Corp.(b)	135,248	10,418,153
Celanese Corp.(b)	204,842	10,434,652
DuPont de Nemours, Inc.	171,414	14,016,523
Eastman Chemical Co.	141,388	13,834,816
Ecolab, Inc.	57,214	15,391,138
International Flavors & Fragrances, Inc.	159,883	13,080,028
PPG Industries, Inc.	114,561	12,970,596
Sherwin-Williams Co. (The)	37,758	13,678,591
		103,824,497
Shares		Value
Steel–0.41%
Nucor Corp.	101,444	$13,945,507
Steel Dynamics, Inc.	105,158	14,203,691
		28,149,198
Systems Software–1.35%
CrowdStrike Holdings, Inc., Class A(c)	38,691	15,076,335
Fortinet, Inc.(c)	143,249	15,472,325
Gen Digital, Inc.	469,387	12,828,347
Microsoft Corp.	31,279	12,417,450
Oracle Corp.	78,641	13,059,124
Palo Alto Networks, Inc.(c)	70,498	13,424,934
ServiceNow, Inc.(c)	12,242	11,382,122
		93,660,637
Technology Distributors–0.20%
CDW Corp.	78,787	14,039,843
Technology Hardware, Storage & Peripherals–1.52%
Apple, Inc.	56,974	13,778,592
Dell Technologies, Inc., Class C	118,325	12,159,077
Hewlett Packard Enterprise Co.	640,988	12,697,972
HP, Inc.	406,485	12,548,192
NetApp, Inc.	114,496	11,427,846
Seagate Technology Holdings PLC	142,739	14,546,532
Super Micro Computer, Inc.(b)(c)	366,781	15,206,756
Western Digital Corp.(c)	270,225	13,222,109
		105,587,076
Telecom Tower REITs–0.61%
American Tower Corp.	70,364	14,468,246
Crown Castle, Inc.	141,603	13,324,842
SBA Communications Corp., Class A	64,954	14,153,477
		41,946,565
Timber REITs–0.20%
Weyerhaeuser Co.	454,648	13,684,905
Tobacco–0.45%
Altria Group, Inc.	256,793	14,341,889
Philip Morris International, Inc. (Switzerland)	110,740	17,195,707
		31,537,596
Trading Companies & Distributors–0.54%
Fastenal Co.	177,189	13,418,523
United Rentals, Inc.	17,620	11,317,678
W.W. Grainger, Inc.	12,152	12,409,744
		37,145,945
Transaction & Payment Processing Services–1.60%
Corpay, Inc.(c)	38,476	14,122,616
Fidelity National Information Services, Inc.	164,682	11,712,184
Fiserv, Inc.(c)	68,856	16,228,671
Global Payments, Inc.	119,964	12,629,810
Jack Henry & Associates, Inc.	78,523	13,630,807
Mastercard, Inc., Class A	26,244	15,124,680
PayPal Holdings, Inc.(c)	154,754	10,995,272
Visa, Inc., Class A	44,698	16,212,411
		110,656,451
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Water Utilities–0.21%
American Water Works Co., Inc.	107,748	$14,650,496
Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.	59,930	16,162,522
Total Common Stocks & Other Equity Interests (Cost $3,419,612,999)		6,890,036,322
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(g)	14,556,647	14,556,647
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(g)	27,033,618	27,033,618
Total Money Market Funds (Cost $41,590,265)		41,590,265
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $3,461,203,264)		6,931,626,587
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.37%
Invesco Private Government Fund, 4.34%(d)(g)(h)	61,585,579	$61,585,579
Invesco Private Prime Fund, 4.47%(d)(g)(h)	172,335,190	172,386,890
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $233,972,469)		233,972,469
TOTAL INVESTMENTS IN SECURITIES–103.39% (Cost $3,695,175,733)		7,165,599,056
OTHER ASSETS LESS LIABILITIES—(3.39)%		(235,135,391)
NET ASSETS–100.00%		$6,930,463,665
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco Ltd.	$14,926,594	$228,121	$(2,132,886)	$180,049	$64,084	$13,265,962	$329,583
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	7,036,397	150,079,621	(142,559,371)	-	-	14,556,647	339,651
Invesco Treasury Portfolio, Institutional Class	13,067,231	278,719,296	(264,752,909)	-	-	27,033,618	624,534
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	59,009,923	470,683,089	(468,107,433)	-	-	61,585,579	1,649,666*
Invesco Private Prime Fund	159,152,653	1,085,842,994	(1,072,583,455)	(1,852)	(23,450)	172,386,890	4,447,282*
Total	$253,192,798	$1,985,553,121	$(1,950,136,054)	$178,197	$40,634	$288,828,696	$7,390,716

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(f)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Equal Weight Index	345	March-2025	$50,345,850	$(163,145)	$(163,145)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,411,359,477)*	$6,876,770,360
Investments in affiliates, at value (Cost $283,816,256)	288,828,696
Other investments:
Variation margin receivable — futures contracts	569,415
Cash	42,363
Receivable for:
Fund shares sold	4,380,861
Dividends	9,392,015
Investment for trustee deferred compensation and retirement plans	201,213
Other assets	460,110
Total assets	7,180,645,033
Liabilities:
Payable for:
Fund shares reacquired	12,696,729
Collateral upon return of securities loaned	233,972,469
Accrued fees to affiliates	2,521,308
Accrued trustees’ and officers’ fees and benefits	4,219
Accrued other operating expenses	717,656
Trustee deferred compensation and retirement plans	268,987
Total liabilities	250,181,368
Net assets applicable to shares outstanding	$6,930,463,665
Net assets consist of:
Shares of beneficial interest	$3,315,065,139
Distributable earnings	3,615,398,526
$6,930,463,665
Net Assets:
Class A	$3,248,496,557
Class C	$393,422,884
Class R	$224,359,783
Class Y	$2,424,904,269
Class R6	$639,280,172
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,151,000
Class C	5,745,531
Class R	3,080,640
Class Y	32,382,664
Class R6	8,511,873
Class A:
Net asset value per share	$73.58
Maximum offering price per share (Net asset value of $73.58 ÷ 94.50%)	$77.86
Class C:
Net asset value and offering price per share	$68.47
Class R:
Net asset value and offering price per share	$72.83
Class Y:
Net asset value and offering price per share	$74.88
Class R6:
Net asset value and offering price per share	$75.10

*	At February 28, 2025, securities with an aggregate value of $230,195,405 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Equally-Weighted S&P 500 Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $20,423)	$63,065,391
Dividends from affiliates (includes net securities lending income of $171,087)	1,464,855
Total investment income	64,530,246
Expenses:
Advisory fees	3,648,938
Administrative services fees	475,599
Custodian fees	33,046
Distribution fees:
Class A	4,033,717
Class C	2,174,548
Class R	551,165
Transfer agent fees — A, C, R and Y	3,903,460
Transfer agent fees — R6	99,474
Trustees’ and officers’ fees and benefits	38,837
Registration and filing fees	74,130
Licensing fees	660,349
Reports to shareholders	136,918
Professional services fees	52,090
Other	47,206
Total expenses	15,929,477
Less: Fees waived and/or expense offset arrangement(s)	(46,191)
Net expenses	15,883,286
Net investment income	48,646,960
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	280,514,779
Affiliated investment securities	40,634
Futures contracts	767,746
281,323,159
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(119,537,187)
Affiliated investment securities	178,197
Futures contracts	(806,593)
(120,165,583)
Net realized and unrealized gain	161,157,576
Net increase in net assets resulting from operations	$209,804,536
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$48,646,960	$94,341,992
Net realized gain	281,323,159	452,639,037
Change in net unrealized appreciation (depreciation)	(120,165,583)	576,759,857
Net increase in net assets resulting from operations	209,804,536	1,123,740,886
Distributions to shareholders from distributable earnings:
Class A	(257,567,424)	(132,438,434)
Class C	(33,862,177)	(21,029,947)
Class R	(17,271,910)	(8,039,909)
Class Y	(189,699,794)	(102,662,759)
Class R6	(55,536,331)	(30,169,212)
Total distributions from distributable earnings	(553,937,636)	(294,340,261)
Share transactions–net:
Class A	209,469,326	(23,435,958)
Class C	(52,176,978)	(130,483,656)
Class R	21,228,514	13,234,901
Class Y	260,038,544	(182,448,268)
Class R6	(31,505,832)	29,931,097
Net increase (decrease) in net assets resulting from share transactions	407,053,574	(293,201,884)
Net increase in net assets	62,920,474	536,198,741
Net assets:
Beginning of period	6,867,543,191	6,331,344,450
End of period	$6,930,463,665	$6,867,543,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Equally-Weighted S&P 500 Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$77.46	$0.51	$1.89	$2.40	$(1.03)	$(5.25)	$(6.28)	$73.58	3.06%	$3,248,497	0.53%(d)	0.53%(d)	1.34%(d)	14%
Year ended 08/31/24	68.25	0.99	11.46	12.45	(1.03)	(2.21)	(3.24)	77.46	18.88	3,198,399	0.54	0.54	1.41	22
Year ended 08/31/23	68.51	0.96	4.20	5.16	(0.87)	(4.55)	(5.42)	68.25	8.10	2,838,398	0.52	0.52	1.44	20
Year ended 08/31/22	82.72	0.90	(7.40)	(6.50)	(0.93)	(6.78)	(7.71)	68.51	(8.85)	2,670,328	0.53	0.53	1.18	24
Year ended 08/31/21	62.02	0.82	24.05	24.87	(0.99)	(3.18)	(4.17)	82.72	41.81	2,971,521	0.52	0.52	1.13	23
Year ended 08/31/20	60.01	0.99	3.88	4.87	(1.03)	(1.83)	(2.86)	62.02	8.08 (e)	2,182,945	0.53	0.53	1.67	26
Class C
Six months ended 02/28/25	72.20	0.22	1.74	1.96	(0.44)	(5.25)	(5.69)	68.47	2.66 (f)	393,423	1.27 (d)(f)	1.27 (d)(f)	0.60 (d)(f)	14
Year ended 08/31/24	63.76	0.44	10.69	11.13	(0.48)	(2.21)	(2.69)	72.20	18.01 (f)	466,924	1.28 (f)	1.28 (f)	0.67 (f)	22
Year ended 08/31/23	64.65	0.43	3.94	4.37	(0.71)	(4.55)	(5.26)	63.76	7.29	539,237	1.27	1.27	0.69	20
Year ended 08/31/22	78.47	0.31	(7.00)	(6.69)	(0.35)	(6.78)	(7.13)	64.65	(9.53)	689,583	1.28	1.28	0.43	24
Year ended 08/31/21	58.96	0.30	22.86	23.16	(0.47)	(3.18)	(3.65)	78.47	40.82 (f)	945,674	1.21 (f)	1.21 (f)	0.44 (f)	23
Year ended 08/31/20	57.18	0.52	3.66	4.18	(0.57)	(1.83)	(2.40)	58.96	7.27 (e)	879,154	1.28	1.28	0.92	26
Class R
Six months ended 02/28/25	76.64	0.41	1.86	2.27	(0.83)	(5.25)	(6.08)	72.83	2.92	224,360	0.78 (d)	0.78 (d)	1.09 (d)	14
Year ended 08/31/24	67.55	0.81	11.34	12.15	(0.85)	(2.21)	(3.06)	76.64	18.60	214,039	0.79	0.79	1.16	22
Year ended 08/31/23	67.97	0.78	4.17	4.95	(0.82)	(4.55)	(5.37)	67.55	7.82	175,270	0.77	0.77	1.19	20
Year ended 08/31/22	82.12	0.70	(7.34)	(6.64)	(0.73)	(6.78)	(7.51)	67.97	(9.08)	146,993	0.78	0.78	0.93	24
Year ended 08/31/21	61.60	0.63	23.88	24.51	(0.81)	(3.18)	(3.99)	82.12	41.44	147,581	0.77	0.77	0.88	23
Year ended 08/31/20	59.63	0.83	3.84	4.67	(0.87)	(1.83)	(2.70)	61.60	7.80 (e)	127,559	0.78	0.78	1.42	26
Class Y
Six months ended 02/28/25	78.81	0.62	1.91	2.53	(1.21)	(5.25)	(6.46)	74.88	3.18	2,424,904	0.28 (d)	0.28 (d)	1.59 (d)	14
Year ended 08/31/24	69.38	1.19	11.64	12.83	(1.19)	(2.21)	(3.40)	78.81	19.17	2,283,521	0.29	0.29	1.66	22
Year ended 08/31/23	69.44	1.14	4.28	5.42	(0.93)	(4.55)	(5.48)	69.38	8.38	2,188,760	0.27	0.27	1.69	20
Year ended 08/31/22	83.74	1.10	(7.50)	(6.40)	(1.12)	(6.78)	(7.90)	69.44	(8.64)	2,248,749	0.28	0.28	1.43	24
Year ended 08/31/21	62.74	1.01	24.32	25.33	(1.15)	(3.18)	(4.33)	83.74	42.15	2,671,007	0.27	0.27	1.38	23
Year ended 08/31/20	60.67	1.15	3.93	5.08	(1.18)	(1.83)	(3.01)	62.74	8.35 (e)	2,106,008	0.28	0.28	1.92	26
Class R6
Six months ended 02/28/25	79.06	0.66	1.91	2.57	(1.28)	(5.25)	(6.53)	75.10	3.22	639,280	0.18 (d)	0.18 (d)	1.69 (d)	14
Year ended 08/31/24	69.58	1.26	11.69	12.95	(1.26)	(2.21)	(3.47)	79.06	19.30	704,661	0.19	0.19	1.76	22
Year ended 08/31/23	69.59	1.21	4.28	5.49	(0.95)	(4.55)	(5.50)	69.58	8.48	589,680	0.18	0.18	1.78	20
Year ended 08/31/22	83.90	1.18	(7.51)	(6.33)	(1.20)	(6.78)	(7.98)	69.59	(8.54)	561,218	0.19	0.19	1.52	24
Year ended 08/31/21	62.86	1.09	24.36	25.45	(1.23)	(3.18)	(4.41)	83.90	42.30	910,010	0.16	0.16	1.49	23
Year ended 08/31/20	60.78	1.22	3.94	5.16	(1.25)	(1.83)	(3.08)	62.86	8.47 (e)	740,456	0.16	0.16	2.04	26

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 6.49%, 5.61%, 6.21%, 6.78% and 6.90% for Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99%, 0.99% and 0.93% for the six months ended February 28, 2025 and the years ended August 31, 2024 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Equally-Weighted S&P 500 Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14
Invesco Equally-Weighted S&P 500 Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt
15
Invesco Equally-Weighted S&P 500 Fund

securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser $8,496 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.11%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $22,141.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.
16
Invesco Equally-Weighted S&P 500 Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $242,409 in front-end sales commissions from the sale of Class A shares and $14,641 and $11,207 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $79,302 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,890,036,322	$—	$—	$6,890,036,322
Money Market Funds	41,590,265	233,972,469	—	275,562,734
Total Investments in Securities	6,931,626,587	233,972,469	—	7,165,599,056
Other Investments - Liabilities*
Futures Contracts	(163,145)	—	—	(163,145)
Total Investments	$6,931,463,442	$233,972,469	$—	$7,165,435,911

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:

17
Invesco Equally-Weighted S&P 500 Fund

Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(163,145)
Derivatives not subject to master netting agreements	163,145
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$767,746
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(806,593)
Total	$(38,847)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$45,759,257

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $24,050.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $959,963,519 and $1,070,887,936, respectively. As of February 28, 2025, the aggregate cost of
18
Invesco Equally-Weighted S&P 500 Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,527,043,190
Aggregate unrealized (depreciation) of investments	(123,773,260)
Net unrealized appreciation of investments	$3,403,269,930
Cost of investments for tax purposes is $3,762,165,981.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,261,686	$173,632,189	3,463,091	$243,514,116
Class C	302,121	21,491,645	646,603	42,251,654
Class R	355,826	26,901,687	745,327	51,566,750
Class Y	4,954,265	383,701,523	5,548,343	395,735,094
Class R6	1,002,703	77,813,269	2,371,648	169,715,785
Issued as reinvestment of dividends:
Class A	3,064,732	226,544,965	1,710,056	116,608,697
Class C	451,019	31,075,190	302,457	19,323,979
Class R	235,370	17,231,449	118,409	8,003,269
Class Y	1,949,595	146,590,044	1,122,862	77,769,409
Class R6	690,961	52,098,451	413,764	28,727,668
Automatic conversion of Class C shares to Class A shares:
Class A	880,565	67,126,163	1,508,142	104,580,647
Class C	(945,612)	(67,126,163)	(1,614,290)	(104,580,647)
Reacquired:
Class A	(3,346,536)	(257,833,991)	(6,977,976)	(488,139,418)
Class C	(528,924)	(37,617,650)	(1,324,564)	(87,478,642)
Class R	(303,370)	(22,904,622)	(665,415)	(46,335,118)
Class Y	(3,494,635)	(270,253,023)	(9,243,958)	(655,952,771)
Class R6	(2,094,747)	(161,417,552)	(2,347,139)	(168,512,356)
Net increase (decrease) in share activity	5,435,019	$407,053,574	(4,222,640)	$(293,201,884)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco Equally-Weighted S&P 500 Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco Equally-Weighted S&P 500 Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
MS-EWSP-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Equity and Income Fund
Nasdaq:
A: ACEIX ■ C: ACERX ■ R: ACESX ■ Y: ACETX ■ R5: ACEKX ■ R6: IEIFX

2	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–64.13%
Aerospace & Defense–1.64%
RTX Corp.	1,118,900	$148,802,511
Textron, Inc.	785,694	58,714,913
		207,517,424
Air Freight & Logistics–0.83%
FedEx Corp.	398,855	104,858,979
Application Software–0.71%
Salesforce, Inc.	301,527	89,809,817
Asset Management & Custody Banks–0.81%
KKR & Co., Inc., Class A	758,122	102,793,762
Automobile Manufacturers–0.84%
General Motors Co.	2,169,260	106,575,744
Broadline Retail–1.52%
Amazon.com, Inc.(b)	906,812	192,498,051
Building Products–1.53%
Johnson Controls International PLC	2,254,899	193,154,648
Cargo Ground Transportation–0.47%
J.B. Hunt Transport Services, Inc.(c)	365,231	58,871,585
Communications Equipment–0.82%
Cisco Systems, Inc.	1,613,208	103,422,765
Consumer Finance–0.31%
American Express Co.	130,698	39,334,870
Distributors–0.51%
Genuine Parts Co.	513,436	64,117,888
Diversified Banks–6.10%
Bank of America Corp.	6,332,760	291,940,236
PNC Financial Services Group, Inc. (The)	605,638	116,234,045
Wells Fargo & Co.	4,634,053	362,939,031
		771,113,312
Electric Utilities–2.02%
American Electric Power Co., Inc.	715,843	75,915,150
FirstEnergy Corp.	1,499,804	58,147,401
PPL Corp.	3,452,951	121,578,405
		255,640,956
Electrical Components & Equipment–0.95%
Emerson Electric Co.	989,454	120,327,501
Electronic Components–0.57%
Coherent Corp.(b)	965,424	72,590,231
Electronic Equipment & Instruments–0.62%
Zebra Technologies Corp., Class A(b)	247,668	78,027,803
Fertilizers & Agricultural Chemicals–0.59%
Corteva, Inc.	1,174,464	73,967,743
Shares		Value
Food Distributors–2.04%
Sysco Corp.(c)	1,825,363	$137,887,921
US Foods Holding Corp.(b)	1,678,261	120,297,748
		258,185,669
Health Care Equipment–1.58%
GE HealthCare Technologies, Inc.(c)	635,367	55,499,308
Medtronic PLC	1,566,153	144,117,399
		199,616,707
Health Care Services–0.87%
CVS Health Corp.	1,679,943	110,405,854
Industrial Machinery & Supplies & Components–2.46%
Fortive Corp.	1,060,525	84,354,159
Parker-Hannifin Corp.	253,192	169,261,384
Stanley Black & Decker, Inc.	667,170	57,730,220
		311,345,763
Insurance Brokers–1.30%
Willis Towers Watson PLC	482,573	163,905,919
Integrated Oil & Gas–3.60%
Chevron Corp.	836,952	132,757,326
Exxon Mobil Corp.	1,122,432	124,960,355
Shell PLC (United Kingdom)	3,782,780	126,402,888
Suncor Energy, Inc. (Canada)(c)	1,868,409	71,494,814
		455,615,383
Interactive Media & Services–2.02%
Alphabet, Inc., Class A	841,638	143,314,118
Meta Platforms, Inc., Class A	167,454	111,892,763
		255,206,881
Investment Banking & Brokerage–2.02%
Charles Schwab Corp. (The)	1,723,263	137,051,107
Goldman Sachs Group, Inc. (The)	189,580	117,973,738
		255,024,845
IT Consulting & Other Services–0.72%
Cognizant Technology Solutions Corp., Class A	1,099,116	91,589,336
Managed Health Care–2.80%
Centene Corp.(b)	1,467,198	85,332,236
Elevance Health, Inc.	193,636	76,850,256
Humana, Inc.	387,227	104,713,925
UnitedHealth Group, Inc.	182,251	86,561,935
		353,458,352
Movies & Entertainment–1.19%
Walt Disney Co. (The)	1,324,108	150,683,490
Multi-line Insurance–0.76%
American International Group, Inc.	1,165,080	96,631,735
Oil & Gas Exploration & Production–1.47%
ConocoPhillips	1,253,016	124,236,536
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
EQT Corp.	1,280,165	$61,665,548
		185,902,084
Pharmaceuticals–4.05%
Bristol-Myers Squibb Co.	1,613,406	96,191,266
Johnson & Johnson	990,380	163,432,507
Merck & Co., Inc.	723,512	66,743,982
Pfizer, Inc.	2,422,856	64,036,084
Sanofi S.A.	1,119,704	122,335,669
		512,739,508
Property & Casualty Insurance–0.66%
Allstate Corp. (The)	420,257	83,694,182
Rail Transportation–1.71%
CSX Corp.	3,286,531	105,201,857
Norfolk Southern Corp.	450,509	110,712,587
		215,914,444
Real Estate Services–1.24%
CBRE Group, Inc., Class A(b)	1,102,593	156,502,050
Regional Banks–1.09%
Citizens Financial Group, Inc.	3,011,499	137,836,309
Restaurants–0.73%
Starbucks Corp.	801,187	92,785,466
Semiconductor Materials & Equipment–0.58%
Lam Research Corp.	957,898	73,509,093
Semiconductors–2.54%
Marvell Technology, Inc.	1,244,261	114,248,045
Microchip Technology, Inc.	2,117,176	124,616,979
NXP Semiconductors N.V. (China)	384,706	82,938,767
		321,803,791
Specialty Chemicals–0.97%
DuPont de Nemours, Inc.	796,050	65,093,008
PPG Industries, Inc.	511,403	57,901,048
		122,994,056
Systems Software–2.05%
Microsoft Corp.	413,726	164,245,085
Oracle Corp.	572,307	95,037,300
		259,282,385
Tobacco–1.27%
Philip Morris International, Inc. (Switzerland)	1,032,209	160,281,414
Trading Companies & Distributors–0.83%
Ferguson Enterprises, Inc.(c)	593,305	105,311,637
Transaction & Payment Processing Services–1.97%
Fidelity National Information Services, Inc.	1,257,545	89,436,601
Fiserv, Inc.(b)	674,941	159,076,844
		248,513,445
Shares		Value
Wireless Telecommunication Services–0.77%
T-Mobile US, Inc.	363,075	$97,917,697
Total Common Stocks & Other Equity Interests (Cost $5,468,225,444)		8,111,280,574
Principal Amount
U.S. Dollar Denominated Bonds & Notes–21.24%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	5,599,737
Aerospace & Defense–0.42%
BAE Systems PLC (United Kingdom), 5.50%, 03/26/2054(c)(d)	3,130,000	3,145,554
Boeing Co. (The), 5.81%, 05/01/2050	16,525,000	15,955,927
Lockheed Martin Corp.,
3.55%, 01/15/2026	14,804,000	14,703,743
4.15%, 06/15/2053	5,231,000	4,299,587
5.20%, 02/15/2064	5,558,000	5,280,393
RTX Corp.,
4.45%, 11/16/2038	3,239,000	2,981,070
6.40%, 03/15/2054	6,223,000	6,954,944
		53,321,218
Agricultural Products & Services–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,323,795
Air Freight & Logistics–0.02%
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,951,523
Alternative Carriers–0.24%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	15,801,975
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	14,434,648
		30,236,623
Application Software–1.13%
BILL Holdings, Inc., Conv., 0.00%, 04/01/2030(d)(e)	35,218,000	29,988,127
Box, Inc., Conv., 1.50%, 09/15/2029(d)	25,001,000	24,838,493
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	51,429,000	50,503,278
Envestnet, Inc., Conv., 2.63%, 12/01/2027	23,029,000	24,670,968
Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,569,514
Workday, Inc., 3.50%, 04/01/2027	5,033,000	4,931,664
		142,502,044
Asset Management & Custody Banks–0.26%
BlackRock, Inc., 4.75%, 05/25/2033(c)	14,671,000	14,685,648
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	3,721,045
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	$3,217,000	$3,010,705
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(c)(d)	11,051,000	10,929,215
		32,346,613
Automobile Manufacturers–0.21%
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,569,162
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	5,448,000	4,830,466
Toyota Motor Credit Corp., 4.55%, 08/07/2026	17,507,000	17,580,490
		26,980,118
Biotechnology–1.20%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,974,630
4.05%, 11/21/2039	13,812,000	12,237,564
4.85%, 06/15/2044	5,815,000	5,488,870
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	35,337,000	38,870,700
Amgen, Inc., 5.25%, 03/02/2025	7,947,000	7,947,000
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(d)	17,238,719	18,255,803
Gilead Sciences, Inc., 3.65%, 03/01/2026(c)	22,756,000	22,582,797
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	35,890,000	38,985,513
		151,342,877
Brewers–0.23%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	10,550,989
4.90%, 02/01/2046	5,833,000	5,457,743
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)(d)	9,734,000	9,476,183
Molson Coors Beverage Co., 4.20%, 07/15/2046(c)	4,057,000	3,351,284
		28,836,199
Broadline Retail–0.08%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,305,369
Cable & Satellite–1.10%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	51,123,000	48,362,358
1.13%, 03/15/2028	26,544,000	21,782,006
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	1,305,000	1,303,336
Comcast Corp.,
3.15%, 03/01/2026	11,319,000	11,179,185
4.15%, 10/15/2028	9,915,000	9,790,467
3.90%, 03/01/2038	8,010,000	6,955,465
2.89%, 11/01/2051	3,128,000	1,964,375
2.94%, 11/01/2056	4,539,000	2,735,401
Principal Amount		Value
Cable & Satellite–(continued)
Cox Communications, Inc., 2.95%, 10/01/2050(d)	$2,044,000	$1,210,675
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	33,219,000	33,318,657
		138,601,925
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	7,745,000	7,743,840
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	4,899,024
Communications Equipment–0.11%
Cisco Systems, Inc.,
4.55%, 02/24/2028	10,529,000	10,588,004
5.30%, 02/26/2054(c)	3,481,000	3,477,349
		14,065,353
Computer & Electronics Retail–0.06%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	7,851,000	7,966,524
8.35%, 07/15/2046	30,000	38,944
		8,005,468
Consumer Finance–0.12%
Capital One Financial Corp., 6.18%, 01/30/2036(g)	4,461,000	4,547,826
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,485,343
Synchrony Financial, 3.95%, 12/01/2027(c)	5,795,000	5,652,303
		15,685,472
Data Processing & Outsourced Services–0.30%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	34,480,000	38,359,000
Diversified Banks–0.78%
Bank of America Corp.,
3.25%, 10/21/2027(c)	5,705,000	5,538,280
2.57%, 10/20/2032(g)	8,683,000	7,503,696
Citigroup, Inc.,
3.67%, 07/24/2028(g)	5,405,000	5,278,200
6.68%, 09/13/2043	8,000,000	8,878,181
5.30%, 05/06/2044	2,765,000	2,645,565
4.75%, 05/18/2046	4,145,000	3,648,389
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,304,447
3.51%, 01/23/2029(g)	11,170,000	10,843,532
4.26%, 02/22/2048(c)(g)	5,355,000	4,576,377
3.90%, 01/23/2049(g)	11,170,000	8,922,113
PNC Financial Services Group, Inc. (The),
3.45%, 04/23/2029(c)	7,450,000	7,139,687
6.88%, 10/20/2034(g)	6,126,000	6,807,494
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,196,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
3.55%, 09/29/2025(c)	$6,840,000	$6,805,530
4.10%, 06/03/2026	4,515,000	4,488,346
4.65%, 11/04/2044	9,115,000	7,968,044
		98,544,018
Diversified Capital Markets–0.02%
Sixth Street Lending Partners, 6.13%, 07/15/2030(d)	2,099,000	2,133,895
Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,234,007
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,352,436
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032	10,561,000	8,984,953
Drug Retail–0.06%
CVS Pass-Through Trust, 6.04%, 12/10/2028	3,253,264	3,291,869
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034(c)	4,519,000	3,746,114
		7,037,983
Electric Utilities–1.37%
Constellation Energy Generation LLC, 6.50%, 10/01/2053	2,992,000	3,221,485
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	8,122,808
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	54,373,000	54,631,272
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,781,145
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	9,898,000	8,671,427
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	22,708,000	22,817,391
3.55%, 05/01/2027	5,572,000	5,460,316
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	54,663,000	59,773,990
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	396,985
Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	7,267,498
		173,144,317
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,298,262
Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053(c)	2,575,000	2,682,176
Principal Amount		Value
Food Distributors–0.08%
Sysco Corp., 3.75%, 10/01/2025	$9,593,000	$9,546,229
Health Care Equipment–0.55%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,360,076
Boston Scientific Corp., 1.90%, 06/01/2025	21,840,000	21,689,881
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	42,831,000	41,878,010
Medtronic, Inc., 4.38%, 03/15/2035(c)	2,601,000	2,516,481
		69,444,448
Health Care Services–0.08%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	3,046,446
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,696,888
		10,743,334
Health Care Supplies–0.55%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(d)	51,616,000	49,396,512
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	15,227,000	20,183,389
		69,579,901
Home Improvement Retail–0.19%
Home Depot, Inc. (The), 5.13%, 04/30/2025	20,528,000	20,541,560
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	3,826,256
		24,367,816
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	2,143,037
Hotels, Resorts & Cruise Lines–0.50%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	65,983,000	63,112,740
Industrial Conglomerates–0.12%
Honeywell International, Inc., 4.50%, 01/15/2034	16,007,000	15,528,746
Industrial Machinery & Supplies & Components–0.27%
JBT Marel Corp., Conv., 0.25%, 05/15/2026	33,206,000	34,308,439
Integrated Oil & Gas–0.35%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,474,985
Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,656,821
Exxon Mobil Corp.,
2.71%, 03/06/2025	5,658,000	5,657,143
3.04%, 03/01/2026	11,316,000	11,174,659
Shell International Finance B.V., 3.25%, 05/11/2025	11,316,000	11,287,942
		44,251,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Equity and Income Fund

Principal Amount		Value
Integrated Telecommunication Services–0.30%
AT&T, Inc.,
4.30%, 02/15/2030	$3,526,000	$3,461,043
3.55%, 09/15/2055	4,562,000	3,166,607
3.80%, 12/01/2057	3,619,000	2,601,800
Orange S.A. (France), 9.00%, 03/01/2031	4,443,000	5,379,671
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047(c)	6,725,000	6,131,002
Verizon Communications, Inc.,
4.78%, 02/15/2035(c)(d)	13,111,000	12,807,370
3.40%, 03/22/2041	5,788,000	4,533,019
		38,080,512
Interactive Home Entertainment–0.12%
Electronic Arts, Inc., 4.80%, 03/01/2026	11,186,000	11,199,719
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	3,559,000	3,493,704
		14,693,423
Interactive Media & Services–0.36%
Meta Platforms, Inc., 5.60%, 05/15/2053(c)	14,968,000	15,396,769
Snap, Inc., Conv., 0.50%, 05/01/2030(d)	34,614,000	30,373,785
		45,770,554
Internet Services & Infrastructure–0.26%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	32,430,197
Investment Banking & Brokerage–2.00%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	5,807,000	5,788,038
5.02%, 10/23/2035(g)	5,424,000	5,306,466
2.91%, 07/21/2042(g)	3,205,000	2,306,358
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	62,573,000	85,012,390
1.00%, 07/30/2029(d)	62,338,000	78,294,059
0.00%, 03/03/2032(e)	68,953,000	68,953,000
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	6,855,429
		252,515,740
IT Consulting & Other Services–0.13%
International Business Machines Corp., 3.30%, 05/15/2026	17,069,000	16,831,674
Life & Health Insurance–0.60%
American National Group, Inc., 5.00%, 06/15/2027	8,671,000	8,673,175
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	12,379,611
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	20,129,242
GA Global Funding Trust, 5.50%, 01/08/2029(d)	12,448,000	12,710,102
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	4,052,138
Pacific Life Global Funding II, 5.50%, 08/28/2026(c)(d)	13,319,000	13,538,599
Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 3.91%, 12/07/2047	$4,898,000	$3,881,647
		75,364,514
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,750,188
Movies & Entertainment–0.51%
Discovery Communications LLC, 4.90%, 03/11/2026(c)	3,773,000	3,773,335
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	20,617,000	26,193,898
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	3,773,000	3,725,178
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	16,392,000	16,381,058
5.05%, 03/15/2042	7,965,000	6,604,167
5.14%, 03/15/2052	9,886,000	7,636,631
		64,314,267
Multi-line Insurance–0.18%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	6,337,704
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(d)	15,750,000	16,054,186
		22,391,890
Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	5,067,196
Sempra, 3.80%, 02/01/2038	5,871,000	4,861,128
		9,928,324
Oil & Gas Exploration & Production–0.28%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	5,420,402
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,277,689
Diamondback Energy, Inc., 5.75%, 04/18/2054	5,160,000	4,987,942
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	23,344,132
		36,030,165
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052	5,068,000	3,790,302
Oil & Gas Storage & Transportation–0.55%
Energy Transfer L.P.,
5.20%, 04/01/2030	3,688,000	3,727,960
6.40%, 12/01/2030	4,861,000	5,186,250
4.90%, 03/15/2035	3,640,000	3,488,153
5.30%, 04/01/2044	8,165,000	7,551,337
5.00%, 05/15/2050	7,684,000	6,708,901
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	614,243
4.25%, 02/15/2048	7,354,000	6,108,614
Kinder Morgan, Inc.,
4.30%, 06/01/2025	9,053,000	9,039,056
5.30%, 12/01/2034	4,203,000	4,175,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P., 4.50%, 04/15/2038	$8,564,000	$7,608,196
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,608,328
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,267,660
Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,070,569
		70,154,760
Other Specialized REITs–0.14%
EPR Properties, 4.75%, 12/15/2026	17,525,000	17,447,341
Packaged Foods & Meats–0.00%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	645,948
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041(c)	2,855,000	2,984,779
Passenger Airlines–0.10%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,181,414	2,139,037
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	2,146,000	2,118,757
5.31%, 10/20/2031(d)	2,458,000	2,443,670
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	2,722,652	2,689,780
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,752,971	3,577,300
		12,968,544
Personal Care Products–0.05%
Kenvue, Inc., 5.05%, 03/22/2053(c)	7,142,000	6,865,988
Pharmaceuticals–0.70%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	9,545,808
Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(c)(d)	4,531,000	4,731,400
Bristol-Myers Squibb Co.,
4.13%, 06/15/2039	6,435,000	5,743,674
6.25%, 11/15/2053	8,079,000	8,883,155
Haleon US Capital LLC, 4.00%, 03/24/2052	2,954,000	2,337,686
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030(d)	21,525,000	25,690,087
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/2026	7,250,000	7,260,869
Zoetis, Inc.,
5.40%, 11/14/2025	21,016,000	21,133,470
4.70%, 02/01/2043	4,101,000	3,778,549
		89,104,698
Property & Casualty Insurance–0.14%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,193,628
Principal Amount		Value
Property & Casualty Insurance–(continued)
Markel Group, Inc.,
5.00%, 03/30/2043	$4,185,000	$3,828,557
5.00%, 05/20/2049	5,140,000	4,661,578
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,895,328
		17,579,091
Rail Transportation–0.21%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041(c)	3,965,000	2,915,872
Norfolk Southern Corp.,
3.40%, 11/01/2049	4,879,000	3,522,113
5.35%, 08/01/2054(c)	5,099,000	5,004,057
Union Pacific Corp.,
3.20%, 05/20/2041	10,131,000	7,821,050
4.15%, 01/15/2045	4,410,000	3,688,132
3.84%, 03/20/2060	5,560,000	4,159,863
		27,111,087
Regional Banks–0.03%
Citizens Financial Group, Inc., 6.65%, 04/25/2035(g)	3,122,000	3,362,753
Reinsurance–0.06%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	2,423,000	2,554,623
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	5,583,716
		8,138,339
Renewable Electricity–0.04%
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,972,381
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(c)	7,440,000	7,161,066
Retail REITs–0.56%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	10,029,000	10,180,305
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	38,802,000	39,616,842
Kimco Realty OP LLC, 3.20%, 04/01/2032(c)	12,105,000	10,869,653
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,421,681
4.65%, 03/15/2049	2,970,000	2,612,409
		70,700,890
Self-Storage REITs–0.07%
Extra Space Storage L.P.,
3.50%, 07/01/2026	4,667,000	4,605,282
5.70%, 04/01/2028	3,806,000	3,916,268
		8,521,550
Semiconductor Materials & Equipment–0.51%
MKS Instruments, Inc., Conv., 1.25%, 06/01/2030(d)	68,562,000	64,002,627
Semiconductors–0.82%
Broadcom, Inc., 3.47%, 04/15/2034(d)	6,975,000	6,166,987
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Equity and Income Fund

Principal Amount		Value
Semiconductors–(continued)
Foundry JV Holdco LLC, 6.20%, 01/25/2037(d)	$7,949,000	$8,359,749
Marvell Technology, Inc., 2.45%, 04/15/2028(c)	12,029,000	11,233,721
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(d)(f)	72,645,000	68,921,944
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	7,270,000	7,180,632
3.37%, 11/01/2041	1,778,000	1,339,766
		103,202,799
Specialized Finance–0.08%
State Street Bank and Trust Co., 4.59%, 11/25/2026(c)	10,020,000	10,081,774
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047(c)	1,665,000	1,446,568
Systems Software–0.19%
Microsoft Corp.,
3.13%, 11/03/2025(c)	7,531,000	7,472,979
3.50%, 02/12/2035(c)	4,259,000	3,947,562
Oracle Corp.,
3.60%, 04/01/2040	10,910,000	8,710,502
6.00%, 08/03/2055	3,559,000	3,638,680
		23,769,723
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,636,340
Technology Hardware, Storage & Peripherals–0.08%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,448,202
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	6,891,000	6,894,230
		10,342,432
Telecom Tower REITs–0.16%
American Tower Corp., 1.60%, 04/15/2026	8,541,000	8,270,895
Crown Castle, Inc.,
2.50%, 07/15/2031(c)	14,073,000	12,133,328
4.75%, 05/15/2047	470,000	413,637
		20,817,860
Tobacco–0.16%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	12,731,980
Philip Morris International, Inc., 4.88%, 11/15/2043	8,162,000	7,553,514
		20,285,494
Transaction & Payment Processing Services–0.52%
Global Payments, Inc., Conv., 1.50%, 03/01/2031(d)	68,839,000	65,913,343
Wireless Telecommunication Services–0.28%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	5,733,690
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	$6,080,000	$5,198,680
4.30%, 02/15/2048	8,020,000	6,439,578
T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	9,232,459
3.40%, 10/15/2052	7,422,000	5,123,365
6.00%, 06/15/2054(c)	3,234,000	3,380,703
		35,108,475
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,740,195,108)		2,685,762,885
U.S. Treasury Securities–9.79%
U.S. Treasury Bills–0.01%
4.23%, 05/29/2025(h)(i)	580,000	574,116
U.S. Treasury Bonds–0.78%
4.50%, 02/15/2036	5,525,000	5,709,958
4.75%, 02/15/2045	59,827,900	61,650,782
4.50%, 11/15/2054	30,700,200	30,791,341
		98,152,081
U.S. Treasury Notes–9.00%
4.13%, 01/31/2027	312,913,000	313,621,942
4.25%, 02/15/2028	227,929,000	229,736,406
4.25%, 01/31/2030	339,725,900	343,335,488
4.38%, 01/31/2032	205,262,000	208,661,652
4.63%, 02/15/2035	42,041,300	43,496,323
		1,138,851,811
Total U.S. Treasury Securities (Cost $1,222,846,450)		1,237,578,008
Shares
Preferred Stocks–0.54%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	25,736,655
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	42,533,704
Total Preferred Stocks (Cost $60,254,606)		68,270,359
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.12%
Commercial & Residential Mortgage Finance–0.12%
6.75%, 03/15/2031	$7,000,000	7,970,335
6.63%, 11/15/2030	6,315,000	7,111,536
7.00%, 07/01/2032	3,290	3,448
		15,085,319
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
6.50%, 05/01/2029	1	1
5.50%, 02/01/2037	3	3
		4
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Equity and Income Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	$2,040	$2,069
7.50%, 12/20/2030	281	291
		2,360
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,458,839)		15,087,683

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,661,000)	4,661,000	5,248,734
Shares
Money Market Funds–4.45%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(j)(k)	198,764,414	198,764,414
Invesco Treasury Portfolio, Institutional Class, 4.25%(j)(k)	364,086,465	364,086,465
Total Money Market Funds (Cost $562,850,877)		562,850,879
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.31% (Cost $10,076,492,324)		12,686,079,122
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.90%
Invesco Private Government Fund, 4.34%(j)(k)(l)	51,197,116	$51,197,116
Invesco Private Prime Fund, 4.47%(j)(k)(l)	189,423,435	189,480,262
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $240,677,378)		240,677,378
TOTAL INVESTMENTS IN SECURITIES–102.21% (Cost $10,317,169,702)		12,926,756,500
OTHER ASSETS LESS LIABILITIES—(2.21)%		(279,029,864)
NET ASSETS–100.00%		$12,647,726,636
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $845,406,362, which represented 6.68% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,520,873	$324,856,499	$(322,612,958)	$-	$-	$198,764,414	$5,210,061
Invesco Liquid Assets Portfolio, Institutional Class	-	-	-	-	-	-	23,396
Invesco Treasury Portfolio, Institutional Class	359,919,889	603,304,927	(599,138,353)	2	-	364,086,465	9,513,869
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Equity and Income Fund

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$66,893,923	$558,383,917	$(574,080,724)	$-	$-	$51,197,116	$1,035,977*
Invesco Private Prime Fund	174,589,130	963,365,961	(948,465,768)	(6,221)	(2,840)	189,480,262	2,787,066*
Total	$797,923,815	$2,449,911,304	$(2,444,297,803)	$(6,219)	$(2,840)	$803,528,257	$18,570,369

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	71	June-2025	$(7,663,563)	$(65,042)	$(65,042)
U.S. Treasury 10 Year Notes	186	June-2025	(20,663,437)	(243,075)	(243,075)
Total Futures Contracts				$(308,117)	$(308,117)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/07/2025	Bank of New York Mellon (The)	CAD	77,492,263	USD	53,841,590	$195,833
04/07/2025	Bank of New York Mellon (The)	EUR	86,816,250	USD	90,653,963	438,830
03/06/2025	State Street Bank & Trust Co.	CAD	82,674,035	USD	57,430,698	278,980
03/06/2025	State Street Bank & Trust Co.	EUR	101,588,507	USD	105,905,516	513,095
03/06/2025	State Street Bank & Trust Co.	USD	1,426,143	CAD	2,074,259	7,771
03/06/2025	State Street Bank & Trust Co.	USD	1,713,926	GBP	1,373,212	13,429
04/07/2025	State Street Bank & Trust Co.	GBP	74,714,633	USD	94,387,070	410,721
Subtotal—Appreciation						1,858,659
Currency Risk
03/06/2025	Bank of New York Mellon (The)	GBP	58,638,035	USD	72,945,715	(814,711)
03/06/2025	Bank of New York Mellon (The)	USD	53,765,533	CAD	77,492,263	(195,921)
03/06/2025	Bank of New York Mellon (The)	USD	90,505,941	EUR	86,816,250	(438,914)
03/06/2025	Goldman Sachs International	USD	7,178,718	EUR	6,851,876	(70,277)
03/06/2025	State Street Bank & Trust Co.	CAD	1,312,286	USD	904,847	(2,323)
03/06/2025	State Street Bank & Trust Co.	GBP	19,912,508	USD	24,809,677	(238,146)
03/06/2025	State Street Bank & Trust Co.	USD	3,099,515	CAD	4,419,799	(44,153)
03/06/2025	State Street Bank & Trust Co.	USD	8,303,630	EUR	7,920,381	(86,675)
03/06/2025	State Street Bank & Trust Co.	USD	97,501,481	GBP	77,177,331	(420,588)
04/07/2025	State Street Bank & Trust Co.	EUR	1,226,076	USD	1,273,493	(585)
Subtotal—Depreciation						(2,312,293)
Total Forward Foreign Currency Contracts						$(453,634)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Equity and Income Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,513,641,447)*	$12,123,228,243
Investments in affiliated money market funds, at value (Cost $803,528,255)	803,528,257
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,858,659
Foreign currencies, at value (Cost $1,568)	1,537
Receivable for:
Fund shares sold	3,665,149
Dividends	17,488,930
Interest	27,225,581
Investment for trustee deferred compensation and retirement plans	1,228,942
Other assets	192,220
Total assets	12,978,417,518
Liabilities:
Other investments:
Variation margin payable — futures contracts	108,140
Unrealized depreciation on forward foreign currency contracts outstanding	2,312,293
Payable for:
Investments purchased	72,633,476
Fund shares reacquired	7,720,299
Collateral upon return of securities loaned	240,677,378
Accrued fees to affiliates	5,356,527
Accrued trustees’ and officers’ fees and benefits	7,366
Accrued other operating expenses	558,823
Trustee deferred compensation and retirement plans	1,316,580
Total liabilities	330,690,882
Net assets applicable to shares outstanding	$12,647,726,636
Net assets consist of:
Shares of beneficial interest	$9,880,968,169
Distributable earnings	2,766,758,467
$12,647,726,636
Net Assets:
Class A	$10,508,866,638
Class C	$178,013,509
Class R	$127,610,095
Class Y	$730,141,186
Class R5	$192,537,419
Class R6	$910,557,789
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	973,570,757
Class C	16,946,487
Class R	11,723,630
Class Y	67,644,645
Class R5	17,834,624
Class R6	84,376,856
Class A:
Net asset value per share	$10.79
Maximum offering price per share (Net asset value of $10.79 ÷ 94.50%)	$11.42
Class C:
Net asset value and offering price per share	$10.50
Class R:
Net asset value and offering price per share	$10.88
Class Y:
Net asset value and offering price per share	$10.79
Class R5:
Net asset value and offering price per share	$10.80
Class R6:
Net asset value and offering price per share	$10.79

*	At February 28, 2025, securities with an aggregate value of $234,000,605 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Equity and Income Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$66,293,329
Dividends (net of foreign withholding taxes of $373,802)	77,292,482
Dividends from affiliated money market funds (includes net securities lending income of $188,567)	14,935,893
Total investment income	158,521,704
Expenses:
Advisory fees	22,177,885
Administrative services fees	868,475
Custodian fees	38,179
Distribution fees:
Class A	12,968,791
Class C	954,152
Class R	312,126
Transfer agent fees — A, C, R and Y	7,508,520
Transfer agent fees — R5	97,714
Transfer agent fees — R6	140,467
Trustees’ and officers’ fees and benefits	62,235
Registration and filing fees	104,129
Reports to shareholders	378,829
Professional services fees	79,765
Other	76,588
Total expenses	45,767,855
Less: Fees waived and/or expense offset arrangement(s)	(410,341)
Net expenses	45,357,514
Net investment income	113,164,190
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	440,529,957
Affiliated investment securities	(2,840)
Foreign currencies	(411,907)
Forward foreign currency contracts	9,928,446
Futures contracts	1,058,118
451,101,774
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	21,647,957
Affiliated investment securities	(6,219)
Foreign currencies	(29,441)
Forward foreign currency contracts	4,073,480
Futures contracts	(718,357)
24,967,420
Net realized and unrealized gain	476,069,194
Net increase in net assets resulting from operations	$589,233,384
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Equity and Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$113,164,190	$242,638,447
Net realized gain	451,101,774	643,491,066
Change in net unrealized appreciation	24,967,420	1,009,055,264
Net increase in net assets resulting from operations	589,233,384	1,895,184,777
Distributions to shareholders from distributable earnings:
Class A	(712,144,483)	(652,576,382)
Class C	(12,682,978)	(13,268,232)
Class R	(8,351,505)	(6,997,102)
Class Y	(51,393,245)	(49,081,574)
Class R5	(13,425,704)	(14,404,901)
Class R6	(67,309,167)	(64,165,301)
Total distributions from distributable earnings	(865,307,082)	(800,493,492)
Share transactions–net:
Class A	375,804,630	(105,318,528)
Class C	(18,130,984)	(48,214,079)
Class R	6,561,648	9,806,792
Class Y	14,757,009	(37,999,287)
Class R5	(11,757,034)	(11,737,453)
Class R6	(24,359,539)	(21,470,462)
Net increase (decrease) in net assets resulting from share transactions	342,875,730	(214,933,017)
Net increase in net assets	66,802,032	879,758,268
Net assets:
Beginning of period	12,580,924,604	11,701,166,336
End of period	$12,647,726,636	$12,580,924,604
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Equity and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$11.04	$0.10	$0.42	$0.52	$(0.12)	$(0.65)	$(0.77)	$10.79	4.76%	$10,508,867	0.75%(d)	0.76%(d)	1.77%(d)	69%
Year ended 08/31/24	10.11	0.21	1.41	1.62	(0.20)	(0.49)	(0.69)	11.04	16.93	10,359,368	0.77	0.78	2.00	139
Year ended 08/31/23	10.27	0.20	0.33	0.53	(0.22)	(0.47)	(0.69)	10.11	5.26	9,563,997	0.77	0.78	1.99	142
Year ended 08/31/22	12.52	0.14	(0.83)	(0.69)	(0.16)	(1.40)	(1.56)	10.27	(6.36)	9,654,157	0.78	0.78	1.25	152
Year ended 08/31/21	9.83	0.13	2.87	3.00	(0.17)	(0.14)	(0.31)	12.52	31.02	10,841,867	0.78	0.78	1.10	127
Year ended 08/31/20	10.12	0.17	0.18	0.35	(0.19)	(0.45)	(0.64)	9.83	3.53	9,034,006	0.78	0.79	1.75	133
Class C
Six months ended 02/28/25	10.76	0.05	0.41	0.46	(0.07)	(0.65)	(0.72)	10.50	4.35	178,014	1.50 (d)	1.51 (d)	1.02 (d)	69
Year ended 08/31/24	9.86	0.13	1.38	1.51	(0.12)	(0.49)	(0.61)	10.76	16.13 (e)	200,569	1.51 (e)	1.52 (e)	1.26 (e)	139
Year ended 08/31/23	10.03	0.12	0.32	0.44	(0.14)	(0.47)	(0.61)	9.86	4.43 (e)	230,928	1.50 (e)	1.51 (e)	1.26 (e)	142
Year ended 08/31/22	12.25	0.06	(0.81)	(0.75)	(0.07)	(1.40)	(1.47)	10.03	(7.01)	275,540	1.53	1.53	0.50	152
Year ended 08/31/21	9.63	0.04	2.81	2.85	(0.09)	(0.14)	(0.23)	12.25	29.94	362,829	1.53	1.53	0.35	127
Year ended 08/31/20	9.91	0.10	0.19	0.29	(0.12)	(0.45)	(0.57)	9.63	2.87	402,761	1.53	1.54	1.00	133
Class R
Six months ended 02/28/25	11.13	0.08	0.42	0.50	(0.10)	(0.65)	(0.75)	10.88	4.59	127,610	1.00 (d)	1.01 (d)	1.52 (d)	69
Year ended 08/31/24	10.18	0.18	1.44	1.62	(0.18)	(0.49)	(0.67)	11.13	16.74	123,727	1.02	1.03	1.75	139
Year ended 08/31/23	10.35	0.18	0.31	0.49	(0.19)	(0.47)	(0.66)	10.18	4.87	103,247	1.02	1.03	1.74	142
Year ended 08/31/22	12.59	0.11	(0.82)	(0.71)	(0.13)	(1.40)	(1.53)	10.35	(6.48)	96,887	1.03	1.03	1.00	152
Year ended 08/31/21	9.89	0.10	2.88	2.98	(0.14)	(0.14)	(0.28)	12.59	30.61	114,169	1.03	1.03	0.85	127
Year ended 08/31/20	10.17	0.15	0.19	0.34	(0.17)	(0.45)	(0.62)	9.89	3.35	118,249	1.03	1.04	1.50	133
Class Y
Six months ended 02/28/25	11.04	0.11	0.42	0.53	(0.13)	(0.65)	(0.78)	10.79	4.89	730,141	0.50 (d)	0.51 (d)	2.02 (d)	69
Year ended 08/31/24	10.11	0.23	1.42	1.65	(0.23)	(0.49)	(0.72)	11.04	17.23	731,531	0.52	0.53	2.25	139
Year ended 08/31/23	10.27	0.22	0.33	0.55	(0.24)	(0.47)	(0.71)	10.11	5.54	706,187	0.52	0.53	2.24	142
Year ended 08/31/22	12.52	0.17	(0.83)	(0.66)	(0.19)	(1.40)	(1.59)	10.27	(6.12)	702,847	0.53	0.53	1.50	152
Year ended 08/31/21	9.84	0.15	2.87	3.02	(0.20)	(0.14)	(0.34)	12.52	31.22	778,769	0.53	0.53	1.35	127
Year ended 08/31/20	10.12	0.19	0.20	0.39	(0.22)	(0.45)	(0.67)	9.84	3.91	749,507	0.53	0.54	2.00	133
Class R5
Six months ended 02/28/25	11.05	0.11	0.42	0.53	(0.13)	(0.65)	(0.78)	10.80	4.91	192,537	0.47 (d)	0.48 (d)	2.05 (d)	69
Year ended 08/31/24	10.11	0.24	1.42	1.66	(0.23)	(0.49)	(0.72)	11.05	17.39	208,168	0.48	0.49	2.29	139
Year ended 08/31/23	10.28	0.23	0.32	0.55	(0.25)	(0.47)	(0.72)	10.11	5.48	201,310	0.47	0.48	2.29	142
Year ended 08/31/22	12.52	0.18	(0.82)	(0.64)	(0.20)	(1.40)	(1.60)	10.28	(5.98)	218,033	0.48	0.48	1.55	152
Year ended 08/31/21	9.84	0.16	2.86	3.02	(0.20)	(0.14)	(0.34)	12.52	31.28	242,934	0.46	0.46	1.42	127
Year ended 08/31/20	10.12	0.20	0.19	0.39	(0.22)	(0.45)	(0.67)	9.84	3.98	235,461	0.47	0.48	2.06	133
Class R6
Six months ended 02/28/25	11.04	0.12	0.42	0.54	(0.14)	(0.65)	(0.79)	10.79	4.95	910,558	0.40 (d)	0.41 (d)	2.12 (d)	69
Year ended 08/31/24	10.10	0.24	1.43	1.67	(0.24)	(0.49)	(0.73)	11.04	17.48	957,561	0.41	0.42	2.36	139
Year ended 08/31/23	10.27	0.24	0.31	0.55	(0.25)	(0.47)	(0.72)	10.10	5.56	895,499	0.40	0.41	2.36	142
Year ended 08/31/22	12.52	0.18	(0.83)	(0.65)	(0.20)	(1.40)	(1.60)	10.27	(6.01)	844,958	0.41	0.41	1.62	152
Year ended 08/31/21	9.83	0.17	2.87	3.04	(0.21)	(0.14)	(0.35)	12.52	31.50	913,379	0.39	0.39	1.49	127
Year ended 08/31/20	10.12	0.21	0.18	0.39	(0.23)	(0.45)	(0.68)	9.83	3.97	1,001,337	0.38	0.39	2.15	133

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.98% for the years ended
August 31, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Equity and Income Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
15
Invesco Equity and Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
16
Invesco Equity and Income Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser $1,486 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would
17
Invesco Equity and Income Fund

continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.35%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $345,247.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $977,098 in front-end sales commissions from the sale of Class A shares and $5,768 and $3,672 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $103,257 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
18
Invesco Equity and Income Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,862,542,017	$248,738,557	$—	$8,111,280,574
U.S. Dollar Denominated Bonds & Notes	—	2,685,762,885	—	2,685,762,885
U.S. Treasury Securities	—	1,237,578,008	—	1,237,578,008
Preferred Stocks	42,533,704	25,736,655	—	68,270,359
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,087,683	—	15,087,683
Municipal Obligations	—	5,248,734	—	5,248,734
Money Market Funds	562,850,879	240,677,378	—	803,528,257
Total Investments in Securities	8,467,926,600	4,458,829,900	—	12,926,756,500
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,858,659	—	1,858,659
Other Investments - Liabilities*
Futures Contracts	(308,117)	—	—	(308,117)
Forward Foreign Currency Contracts	—	(2,312,293)	—	(2,312,293)
	(308,117)	(2,312,293)	—	(2,620,410)
Total Other Investments	(308,117)	(453,634)	—	(761,751)
Total Investments	$8,467,618,483	$4,458,376,266	$—	$12,925,994,749

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,858,659
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$1,858,659

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(308,117)	$(308,117)
Unrealized depreciation on forward foreign currency contracts outstanding	(2,312,293)	—	(2,312,293)
Total Derivative Liabilities	(2,312,293)	(308,117)	(2,620,410)
Derivatives not subject to master netting agreements	—	308,117	308,117
Total Derivative Liabilities subject to master netting agreements	$(2,312,293)	$—	$(2,312,293)

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
19
Invesco Equity and Income Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$634,663	$(1,449,546)	$(814,883)	$—	$—	$(814,883)
Goldman Sachs International	−	(70,277)	(70,277)	—	—	(70,277)
State Street Bank & Trust Co.	1,223,996	(792,470)	431,526	—	—	431,526
Total	$1,858,659	$(2,312,293)	$(453,634)	$—	$—	$(453,634)
Effect of Derivative Investments for the six months ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$9,928,446	$-	$9,928,446
Futures contracts	-	1,058,118	1,058,118
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	4,073,480	-	4,073,480
Futures contracts	-	(718,357)	(718,357)
Total	$14,001,926	$339,761	$14,341,687
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$719,807,692	$29,371,599

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $65,094.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2024.
20
Invesco Equity and Income Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $1,539,464,633 and $1,907,332,028, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,830,638,538
Aggregate unrealized (depreciation) of investments	(303,503,795)
Net unrealized appreciation of investments	$2,527,134,743
Cost of investments for tax purposes is $10,398,860,006.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	33,527,476	$368,485,986	59,038,389	$608,530,045
Class C	1,228,395	13,120,979	2,297,221	23,119,429
Class R	1,030,640	11,405,385	2,361,594	24,519,467
Class Y	5,249,998	57,489,351	10,597,765	109,348,855
Class R5	706,642	7,785,478	1,248,965	12,891,281
Class R6	7,397,557	81,449,561	11,923,160	122,871,786
Issued as reinvestment of dividends:
Class A	62,126,950	666,118,598	62,947,600	628,152,650
Class C	1,149,334	12,003,392	1,310,211	12,713,774
Class R	769,800	8,328,540	694,023	6,981,473
Class Y	4,112,478	44,095,169	4,145,562	41,344,542
Class R5	1,251,494	13,425,704	1,442,590	14,404,887
Class R6	6,122,674	65,609,930	6,343,445	63,332,081
Automatic conversion of Class C shares to Class A shares:
Class A	2,343,199	25,600,969	3,440,654	35,411,295
Class C	(2,404,725)	(25,600,969)	(3,528,247)	(35,411,295)
Reacquired:
Class A	(62,443,307)	(684,400,923)	(133,794,663)	(1,377,412,518)
Class C	(1,661,290)	(17,654,386)	(4,862,347)	(48,635,987)
Class R	(1,192,524)	(13,172,277)	(2,080,944)	(21,694,148)
Class Y	(7,956,426)	(86,827,511)	(18,381,906)	(188,692,684)
Class R5	(2,969,159)	(32,968,216)	(3,761,316)	(39,033,621)
Class R6	(15,863,445)	(171,419,030)	(20,170,855)	(207,674,329)
Net increase (decrease) in share activity	32,525,761	$342,875,730	(18,789,099)	$(214,933,017)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21
Invesco Equity and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
22
Invesco Equity and Income Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
VK-EQI-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Floating Rate ESG Fund
Nasdaq:
A: AFRAX ■ C: AFRCX ■ R: AFRRX ■ Y: AFRYX ■ R5: AFRIX ■ R6: AFRFX

2	Consolidated Schedule of Investments
19	Consolidated Financial Statements
23	Consolidated Financial Highlights
24	Notes to Consolidated Financial Statements
33	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–87.31%(b)(c)
Aerospace & Defense–1.71%
ADB Safegate Lux (CEP IV/ADBAS) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	7.45%	10/05/2026	EUR	4,000	$4,118,652
Arxis
Delayed Draw Term Loan(d)	0.00%	01/29/2032		$976	972,428
Term Loan B(e)	–	01/30/2032		10,348	10,307,734
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.82%	07/01/2031		245	244,768
Greenrock Finance, Inc., Term Loan (3 mo. Term SOFR + 4.25%)	8.08%	07/06/2029		402	404,658
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	09/22/2028		3,156	3,142,768
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	8.17%	02/01/2028		5,198	4,718,099
Propulsion (BC) Newco LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	09/14/2029		4,839	4,868,880
Rand Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.30%	03/18/2030		7,719	7,733,993
Signia Aerospace LLC
Delayed Draw Term Loan(d)	0.00%	11/21/2031		533	532,897
Term Loan B (3 mo. Term SOFR + 3.00%)	7.35%	11/21/2031		6,391	6,394,769
					43,439,646
Air Transport–1.43%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 4.75%)	9.30%	04/20/2028		13,413	13,711,200
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.25%)	6.56%	02/15/2028		10,073	10,047,256
Term Loan (1 mo. Term SOFR + 2.50%)	6.96%	06/04/2029		4,250	4,240,010
Stonepeak Nile Parent LLC, Term Loan(e)	–	02/15/2032		6,772	6,758,526
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.30%	02/24/2031		1,510	1,514,645
					36,271,637
Automotive–3.55%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.57%	01/31/2031		1,951	1,949,465
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.44%	04/06/2028		5,084	5,063,301
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	10/16/2031		10,286	10,326,081
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-1 (6 mo. EURIBOR + 4.00%)	6.55%	07/28/2028	EUR	911	939,689
Second Lien Term Loan (1 mo. GBP SONIA + 7.50%)	11.95%	07/27/2029	GBP	4,072	4,930,000
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.00%)(f)	7.44%	12/17/2028		4,977	4,995,938
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)(f)	10.32%	08/30/2030		5,415	5,380,728
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.00%)	9.55%	03/30/2027		3,871	3,723,012
First Lien Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 01/04/2024-10/17/2024; Cost $3,170,879)(g)	9.55%	03/30/2027		3,194	3,070,283
Highline Aftermarket Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.50%)(f)	7.82%	02/15/2030		11,627	11,656,330
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.81%	04/23/2031		9,202	9,202,312
Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	09/19/2031		2,557	2,564,100
Mavis Tire Express Services Topco Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	7.31%	05/04/2028		10,187	10,217,616
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/11/2031		1,824	1,827,487
PowerStop LLC, Term Loan B (1 mo. Term SOFR + 4.75%)	9.17%	01/24/2029		7,894	7,376,385
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.00%)	7.31%	07/16/2031		3,047	3,047,907
Wand Newco 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	01/30/2031		3,731	3,725,220
					89,995,854
Beverage & Tobacco–0.50%
AI Aqua Merger Sub, Inc., Term loan B (1 mo. Term SOFR + 3.00%)	7.31%	07/31/2028		10,182	10,159,338
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco–(continued)
Savor Acquisition, Inc. (Sauer Brands)
Delayed Draw Term Loan(d)	0.00%	02/04/2032		$222	$222,402
Term Loan(e)	–	02/04/2032		2,351	2,357,462
					12,739,202
Brokers, Dealers & Investment Houses–0.37%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/02/2028		1,072	1,070,531
Creative Planning (CPI Holdco B LLC), Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	05/17/2031		8,218	8,204,442
					9,274,973
Building & Development–4.40%
BME Holding B.V. (CRHEUD) (Netherlands), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	7.36%	12/31/2029	EUR	2,000	1,957,998
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 2.60%)	6.92%	08/27/2025		1,144	1,144,313
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.67%	11/03/2028		7,580	7,578,824
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	10/29/2031		5,820	5,816,586
Core & Main L.P., Term Loan D (1 mo. Term SOFR + 2.00%)	6.27%	07/27/2028		2,558	2,569,942
Empire Today LLC
Term Loan (1 mo. Term SOFR + 5.11%)	9.43%	08/03/2029		13,900	8,062,196
Term Loan (1 mo. Term SOFR + 5.61%)	9.93%	08/03/2029		4,132	4,044,717
Term Loan A (1 mo. Term SOFR + 5.61%)	9.93%	08/03/2029		4,145	4,056,765
Flakt Woods (Fusilli Holdco) (Luxembourg), Term Loan B (6 mo. EURIBOR + 6.00%) (Acquired 02/01/2022-04/24/2024; Cost $1,999,155)(g)	7.95%	04/12/2026	EUR	1,815	1,898,708
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	06/17/2031		5,662	5,657,675
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.09%	12/22/2028		6,638	6,697,229
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	11.34%	12/21/2029		1,544	1,564,159
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	7.92%	04/01/2028		6,268	5,423,468
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	10/02/2028		6,022	6,008,606
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.79%	08/03/2030		1,859	1,858,777
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	9.17%	02/16/2029		13,377	12,474,291
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	03/28/2031		1,815	1,821,186
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.50%	04/29/2029		10,752	10,703,622
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	03/19/2029		7,626	7,629,765
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.57%	04/14/2031		8,153	8,152,986
Quimper AB (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	6.43%	03/31/2030	EUR	500	522,754
TAMKO Building Products LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.05%	09/20/2030		3,460	3,473,397
Tecta America Corp., Term Loan(e)	–	02/08/2032		2,488	2,491,501
					111,609,465
Business Equipment & Services–10.86%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.17%	05/12/2028		8,326	8,344,153
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	05/17/2028		3,954	3,979,203
Boost Newco Borrower LLC (WorldPay), Term Loan B (1 mo. Term SOFR + 2.00%)	6.29%	01/31/2031		10,344	10,362,552
Checkout Holding Corp. (Catalina Marketing), Term Loan (1 mo. Term SOFR + 9.50%)	13.81%	05/10/2027		443	427,234
Cimpress USA, Inc., Term Loan (3 mo. Term SOFR + 3.00%)(f)	6.82%	11/01/2030		11,058	11,030,518
Cloud Software Group, Inc.
Term Loan (3 mo. Term SOFR + 3.75%)	8.08%	03/21/2031		5,962	5,987,944
Term Loan B (3 mo. Term SOFR + 3.50%)	7.83%	03/30/2029		5,656	5,676,459
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.06%	02/12/2029		1,329	1,108,891
Term Loan (3 mo. Term SOFR + 4.00%)	8.56%	02/10/2028		12,187	11,330,857
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.75%)	6.32%	11/02/2029		6,575	6,562,101
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.07%	04/09/2027		15,473	15,096,040
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	11.34%	04/07/2028		3,245	3,151,586
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	04/26/2029		4,759	4,759,455
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	01/18/2029		14,049	14,046,747
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.30%	02/01/2029		$14,770	$14,760,783
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.07%	05/12/2028		14,759	14,696,076
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.08%	02/16/2028		3,645	3,671,760
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.83%	04/01/2028		13,696	13,678,477
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	8.70%	10/25/2029	EUR	8,720	7,520,102
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.30%	08/11/2028		3,248	3,236,301
Monitronics International, Inc., Term Loan B (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $26,610,341)(g)	12.09%	06/30/2028		26,581	26,506,424
Nuvei Tech Corp., Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	11/15/2031		6,492	6,495,671
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)(f)	8.08%	03/02/2028		3,769	3,778,273
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-02/03/2022; Cost $8,187,353)(g)	9.21%	07/27/2027		8,401	5,208,819
Plano HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)(f)	7.83%	10/02/2031		3,001	3,019,626
Prime Security Services Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	6.31%	10/13/2030		454	453,853
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	09/30/2031		7,587	7,600,034
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.19%	01/31/2028		5,291	5,346,925
Ramudden Global Group GmbH (Germany), Term Loan D-2 (1 mo. EURIBOR + 4.25%)	6.89%	12/10/2029	EUR	4,000	4,152,283
Rubix Group Finco Ltd. (Brammer/IPH) (United Kingdom), Delayed Draw Term Loan	0.00%	09/30/2028	EUR	1,128	1,170,318
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	11/14/2030		12,605	12,631,259
Socotec (Holding SAS) (France), Term Loan B (1 mo. Term SOFR + 3.75%)	8.05%	06/02/2028		1,175	1,184,231
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.71%	03/04/2028		29,105	25,295,610
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan B(d)	0.00%	08/31/2028		552	555,822
Delayed Draw Term Loan B (3 mo. Term SOFR + 4.25%)	3.94%	08/31/2028		353	355,363
Term Loan B (3 mo. Term SOFR + 4.25%)	8.58%	08/31/2028		5,147	5,182,745
UnitedLex Corp., Term Loan (1 mo. Term SOFR + 6.00%)(f)	10.28%	03/20/2027		1,435	1,255,874
Verra Mobility Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	03/24/2028		5,777	5,783,356
					275,403,725
Cable & Satellite Television–3.55%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.79%	10/31/2027	EUR	1,367	1,248,176
Term Loan (6 mo. Term SOFR + 2.75%)	7.43%	07/15/2025		1,352	1,311,993
Term Loan B (3 mo. EURIBOR + 5.00%)	7.79%	10/31/2027	EUR	3,130	2,857,381
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.50%)	6.94%	09/01/2028		7,016	6,937,360
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.57%	09/18/2030		5,361	5,332,599
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (6 mo. Term SOFR + 4.00%)	8.68%	08/14/2026		10,509	9,183,936
Term Loan B-11 (1 mo. Term SOFR + 2.75%)	7.43%	07/31/2025		1,472	1,276,939
Term Loan B-12 (1 mo. Term SOFR + 3.69%)	8.37%	01/31/2026		4,803	4,203,440
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	8.29%	08/15/2028	EUR	5,726	5,317,986
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	6.43%	04/30/2028		5,590	5,479,983
UPC - LG (Sunrise)
Term Loan AAA (1 mo. Term SOFR + 2.50%)	6.79%	02/17/2032		12,555	12,455,184
Term Loan AT (1 mo. Term SOFR + 2.36%)	6.68%	04/30/2028		116	115,807
Virgin Media 02 - LG (United Kingdom)
Term Loan (3 mo. Term SOFR + 3.28%)	7.58%	03/31/2031		7,875	7,679,783
Term Loan Q (1 mo. Term SOFR + 3.25%)	7.68%	01/31/2029		20,909	20,593,737
Term Loan Y (6 mo. Term SOFR + 3.25%)	7.72%	03/31/2031		6,251	6,095,682
					90,089,986
Chemicals & Plastics–11.26%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 5.65%)(f)	11.21%	08/03/2026		14,835	14,152,986
Incremental Term Loan (3 mo. Term SOFR + 5.65%)(f)	9.96%	08/06/2026		227	216,676
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.58%	12/14/2029		7,084	6,288,166
AkzoNobel Chemicals, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/03/2028		4,345	4,378,627
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Aruba Investments, Inc.
First Lien Term Loan (1 mo. EURIBOR + 4.00%)	6.55%	11/24/2027	EUR	1,163	$1,201,502
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.42%	11/24/2027		$899	895,842
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%) (Acquired 03/21/2022-02/04/2025; Cost $12,898,561)(g)	9.10%	08/27/2026		13,227	6,830,569
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	09/09/2031		3,200	3,212,298
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 4.00%)	8.32%	02/26/2029		4,660	4,650,727
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.31%	12/01/2030		9,211	9,234,142
Composite Resins Holding B.V. (AOC), Term Loan B (1 mo. Term SOFR + 3.61%)	7.93%	10/15/2028		4,735	4,742,374
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	7.31%	11/01/2030		4,008	4,016,006
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.04%	10/04/2029		9,278	9,265,318
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.29%	10/04/2030		3,644	3,607,302
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.25%) (Acquired 08/12/2021-02/14/2023; Cost $9,903,997)(g)	9.84%	11/01/2028		10,225	6,730,138
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan B, 6.90% PIK Rate, 4.65% Cash Rate(h)	6.90%	12/31/2027		47	8,065
Term Loan	6.93%	12/31/2026	EUR	1,000	1,015,306
Fortis 333, Inc. (Ineos Composites), Term Loan(e)	–	02/06/2032		3,091	3,097,442
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	8.09%	12/16/2031		5,652	5,624,025
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(d)(f)	0.00%	01/10/2029		324	323,743
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(f)	8.83%	01/10/2029		3,292	3,285,749
Revolver Loan(d)(f)	0.00%	01/10/2029		1,164	1,162,092
Revolver Loan (3 mo. Term SOFR + 4.50%)(f)	8.81%	01/10/2029		409	408,303
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.16%	07/08/2030		6,661	6,650,247
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)(f)	8.57%	10/01/2031		9,481	9,291,215
Term Loan B (1 mo. EURIBOR + 4.50%)	7.05%	04/02/2029	EUR	3,446	3,591,777
Term Loan B (1 mo. Term SOFR + 4.25%)	8.67%	04/02/2029		10,216	10,011,441
Term Loan B (1 mo. Term SOFR + 3.75%)	8.17%	03/14/2030		2,341	2,264,598
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 2.50%)	6.92%	11/08/2028		4,361	4,341,502
Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	02/18/2030		16,013	15,787,813
Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	02/07/2031		6,292	6,211,060
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	12/31/2029		3,905	3,924,544
Nouryon Finance B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/03/2028		15,087	15,185,926
Oxea Corp. (OQ Chemicals)
Term Loan (1 mo. Term SOFR + 8.00%)	12.32%	06/22/2025		2,803	2,902,712
Term Loan B-2 (3 mo. Term SOFR + 3.60%)	7.90%	12/31/2026		7,502	6,554,977
Potters Industries
Term Loan B(e)	–	12/14/2027		208	208,726
Term Loan B (1 mo. Term SOFR + 3.75%)	8.04%	12/14/2027		1,937	1,943,219
Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	8.30%	09/15/2028		10,554	10,577,023
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	7.07%	05/03/2028		7,322	4,228,399
Term Loan (3 mo. Term SOFR + 8.50%)(f)	12.80%	05/03/2028		1,952	2,039,855
Term Loan A (3 mo. Term SOFR + 5.22%)	12.79%	05/03/2028		2,249	2,341,098
Term Loan B (3 mo. Term SOFR + 8.50%)	12.79%	05/03/2028		16,551	17,230,810
Tronox Finance LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.60%	04/04/2029		11,073	10,947,993
Univar, Inc.
Term Loan B(e)	–	08/01/2030		359	358,441
Term Loan B	7.82%	08/01/2030		10,562	10,559,201
USALCO LLC
Delayed Draw Term Loan(d)	0.00%	09/30/2031		379	380,440
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	09/17/2031		3,674	3,692,499
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.85%)(f)	10.16%	12/22/2025		$2,062	$1,954,833
Revolver Loan(d)(f)	0.00%	12/22/2025		757	717,241
Term Loan (3 mo. Term SOFR + 5.90%)(f)	10.20%	12/22/2027		22,535	21,363,232
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.58%	09/22/2028		16,051	16,071,444
					285,679,664
Clothing & Textiles–0.64%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan(e)	–	02/12/2032		5,225	5,197,558
Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	12/21/2028		7,250	7,248,802
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.82%	08/26/2031		3,707	3,689,555
					16,135,915
Containers & Glass Products–2.08%
Berlin Packaging LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.81%	06/07/2031		10,841	10,850,836
Duran Group (Blitz/DWK) (Germany), Term loan C-2 (1 mo. Term SOFR + 5.75%) (Acquired 03/31/2023; Cost $7,187,945)(g)	10.58%	05/31/2026		7,291	6,689,765
Iris Holding, Inc. (Intertape), First Lien Term Loan(e)	–	06/28/2028		1,735	1,668,182
Keter Group B.V. (Netherlands), Term Loan (3 mo. Term SOFR + 4.75%) (Acquired 04/29/2024; Cost $8,292,866)(g)	7.36%	12/28/2029	EUR	8,130	8,449,440
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $13,842,628)(g)	10.95%	11/22/2027		14,427	14,108,433
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.56%	10/04/2028		4,770	4,853,465
Term Loan A-2, (1 mo. Term SOFR + 1.60%)	2.25%	10/04/2028		5,807	5,068,715
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.57%	07/12/2029		1,017	1,019,143
					52,707,979
Cosmetics & Toiletries–0.22%
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.61%	06/29/2028	EUR	5,399	5,518,422
Drugs–0.36%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	6.46%	11/15/2027		9,171	9,107,217
Ecological Services & Equipment–1.19%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	7.49%	11/16/2028		1,023	1,025,589
Term Loan B-6 (1 mo. Term SOFR + 3.40%)	7.74%	11/16/2028		5,119	5,142,362
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 4.00%)	7.57%	09/20/2030		6,091	6,138,796
Erie US Merger Sub, Inc., Term Loan B(e)	–	02/04/2032		5,027	5,020,916
Groundworks LLC
Delayed Draw Term Loan(d)	0.00%	03/14/2031		842	838,847
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	3.00%	03/14/2031		160	158,982
Term Loan (1 mo. Term SOFR + 3.50%)	7.31%	03/14/2031		5,419	5,398,748
MIP V Waste LLC (GreenWaste), Term Loan (6 mo. Term SOFR + 3.00%)	7.24%	12/08/2028		983	986,179
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.06%	12/29/2028	EUR	2,000	1,997,241
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	7.83%	10/03/2031		3,512	3,532,564
					30,240,224
Electronics & Electrical–8.23%
Allegro MicroSystems, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	10/31/2030		530	529,396
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	7.08%	02/24/2031		1,439	1,449,468
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (1 mo. Term SOFR + 4.00%)	8.29%	03/03/2028		3,287	3,317,309
Boxer Parent Co., Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.29%	07/30/2031		6,891	6,886,418
ConnectWise LLC, Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	10/01/2028		1,153	1,156,267
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.94%	02/04/2028		503	503,362
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	6.82%	07/06/2028		4,096	4,120,086
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Exclusive Group
Term Loan(e)(f)	–	12/05/2031		$1,439	$1,442,865
Term Loan(e)(f)	–	12/14/2031		2,889	2,896,578
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.75%)	9.19%	04/30/2028		18,150	16,858,742
Second Lien Term Loan (1 mo. Term SOFR + 4.75%)	9.19%	04/30/2028		11,152	5,492,535
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.58%	09/30/2028		6,452	6,499,870
Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%)(f)	10.57%	03/02/2028		1,314	1,307,519
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	8.30%	03/02/2028		8,742	8,321,720
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.55%	03/02/2029		750	661,907
Informatica Corp., Term Loan B (1 mo. Term SOFR + 2.25%)(f)	6.57%	10/27/2028		2,056	2,057,450
Instructure Holdings, Inc., Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.32%	09/10/2032		2,260	2,296,477
ION Corp. (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	7.83%	07/18/2030		3,631	3,648,670
Learning Pool (Brook Bidco Ltd.)
Term Loan (3 mo. GBP SONIA + 7.03%)(f)	11.98%	08/17/2028	GBP	1,883	2,278,488
Term Loan (3 mo. GBP SONIA + 7.03%)(f)	11.98%	08/17/2028	GBP	478	577,821
Term Loan (3 mo. Term SOFR + 7.39%)(f)	12.01%	08/17/2028		5,947	5,703,152
Term Loan (3 mo. Term SOFR + 7.39%)(f)	12.01%	08/17/2028		2,265	2,172,558
Mavenir Systems, Inc.
Delayed Draw Term Loan (6 mo. Term SOFR + 10.00%)(f)	14.44%	03/14/2025		266	370,642
Incremental Term Loan (3 mo. Term SOFR + 9.87%) (Acquired 12/18/2024-12/27/2024; Cost $784,197)(f)(g)	14.23%	03/14/2025		798	1,137,705
Incremental Term Loan (3 mo. Term SOFR + 9.87%)(f)	14.40%	03/14/2025		393	554,643
Incremental Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 11/26/2024-12/05/2024; Cost $1,050,348)(f)(g)	14.42%	03/14/2025		1,066	1,509,119
Term Loan (3 mo. Term SOFR + 10.00%)(f)	14.25%	03/14/2025		826	1,151,462
Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 09/27/2021-10/31/2022; Cost $11,718,116)(f)(g)	0.00%	08/18/2028		11,731	2,346,172
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.54%	07/27/2028		4,574	4,658,344
Mirion Technologies, Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	6.58%	10/20/2028		4,680	4,679,654
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.69%	04/30/2026		15,170	14,324,624
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%) (Acquired 01/14/2022-12/09/2024; Cost $4,503,406)(f)(g)	8.88%	03/03/2028	EUR	3,986	3,427,629
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	8.07%	03/28/2031		5,779	5,840,540
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/31/2028		17,571	17,634,201
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.25%) (Acquired 01/20/2022-02/02/2022; Cost $13,855,163)(g)	8.69%	02/01/2029		13,935	9,266,687
Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	04/05/2030		7,893	7,705,014
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.33%	05/18/2028		7,879	7,816,159
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	11.98%	05/18/2026		1,834	1,744,761
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	10/31/2031		6,259	6,278,686
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.30%	02/10/2031		16,565	16,582,542
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)	7.32%	11/20/2028		7,557	7,596,244
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(f)	8.94%	05/31/2029	EUR	9,126	8,955,641
Term Loan B-2 (3 mo. EURIBOR + 6.51%)(f)	10.82%	05/31/2029		5,122	4,860,692
					208,619,819
Financial Intermediaries–2.40%
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.08%	09/05/2031		3,959	3,957,903
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	7.82%	02/14/2031		11,460	11,472,950
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.32%	06/13/2031		5,563	5,569,275
Edelman Financial Center LLC (The)
First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	04/07/2028		8,543	8,569,568
Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	10/06/2028		610	615,468
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	02/28/2031		$6,096	$6,127,828
Grant Thornton Advisors LLC
Delayed Draw Term Loan(d)	0.00%	06/02/2031		178	177,594
Term Loan B (3 mo. Term SOFR + 2.75%)	7.06%	06/02/2031		8,646	8,641,237
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.44%	09/15/2028		7,562	7,549,178
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	02/18/2027		6,528	6,456,352
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.01%)	7.33%	06/18/2029		1,794	1,803,170
					60,940,523
Food Products–1.99%
Arnott’s (Snacking Investments US LLC), Term Loan (3 mo. Term SOFR + 4.00%)	8.30%	12/18/2026		6,679	6,729,894
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.16%	02/12/2027	EUR	2,289	2,354,456
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%)(f)	9.33%	10/18/2028		3,502	3,011,851
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.59%	10/18/2028		14,701	12,610,684
Second Lien Term Loan (3 mo. Term SOFR + 8.26%)(f)	12.59%	10/18/2029		2,863	1,890,003
Nomad Foods Ltd. (United Kingdom), Term Loan B-5 (6 mo. Term SOFR + 3.00%)	6.97%	11/12/2029		6,150	6,172,293
Sigma Holdco B.V. (Netherlands), Term Loan B-10 (6 mo. Term SOFR + 4.41%)	8.87%	01/03/2028		9,756	9,775,721
Solina Group Services (Powder Bidco), Term Loan B (1 mo. Term SOFR + 3.25%)	7.64%	03/07/2029		5,961	6,011,680
United Petfood (Belgium), Term Loan (3 mo. EURIBOR + 2.75%)	5.39%	02/05/2032	EUR	1,901	1,976,836
					50,533,418
Food Service–1.34%
Areas (Pax Midco Spain) (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	6.52%	12/31/2029	EUR	11,478	11,955,957
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/15/2027		11,179	11,183,013
Selecta Group B.V. (Switzerland)
Term Loan(f)	7.72%	05/22/2025	EUR	818	848,027
Term Loan(f)	13.72%	05/22/2025	EUR	654	678,421
Term Loan(f)	13.72%	05/22/2025	EUR	164	169,605
Upfield B.V. (Netherlands), Term Loan (3 mo. EURIBOR + 4.00%)	6.53%	01/03/2028	EUR	8,800	9,136,392
					33,971,415
Forest Products–0.18%
NewLife Forest Restoration LLC, Term Loan (e)(f)	–	04/10/2029		4,491	4,490,962
Health Care–4.18%
Acacium (Impala Bidco Ltd.), Incremental Term Loan B (1 mo. Term SOFR + 5.25%)	9.19%	06/08/2028		2,922	2,332,922
Ascend Learning LLC
Second Lien Term Loan (1 mo. Term SOFR + 5.75%)	10.17%	12/10/2029		2,277	2,280,004
Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	12/10/2028		3,283	3,261,479
Bracket Intermediate Holding Corp. (Signant), Term Loan B (3 mo. Term SOFR + 4.25%)	8.58%	05/08/2028		3,414	3,443,923
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (3 mo. EURIBOR + 3.95%)	6.50%	02/16/2029	EUR	1,681	1,605,886
Term Loan B (1 mo. EURIBOR + 3.70%)	6.25%	06/30/2028	EUR	6,000	5,728,754
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	06/26/2031		448	449,778
Colosseum Dental Group AS (NO) (Netherlands), Term Loan (3 mo. EURIBOR + 3.75%)	0.00%	02/25/2032	EUR	1,125	1,171,618
Concentra Health Services, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	6.98%	10/27/2031	EUR	1,350	1,417,577
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. GBP SONIA + 4.50%)	9.20%	04/17/2028	GBP	1,119	1,358,211
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 5.00%)	9.79%	10/31/2028		13,967	13,981,046
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	7.08%	09/07/2028		6,946	6,937,890
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.04%	12/06/2028		1,142	1,147,120
Lanai Holdings III, Inc. (Performance Health), Term Loan B(e)(f)	–	02/28/2032		3,873	3,834,103
LSCS Holdings, Inc. (Eversana)
Term Loan(e)	–	12/16/2028		1,090	1,092,687
Term Loan(e)	–	02/20/2032		3,927	3,926,838
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(f)	0.00%	02/13/2031		266	$267,004
Delayed Draw Term Loan(d)(f)	0.00%	02/13/2031		1,137	1,142,645
Delayed Draw Term Loan (1 mo. Prime + 4.50%)(f)	1.00%	02/13/2031		$291	292,839
Delayed Draw Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.82%	02/13/2031		591	594,286
Revolver Loan(d)(f)	0.00%	02/13/2031		183	182,828
Revolver Loan (1 mo. Prime + 4.50%)(f)	9.82%	02/13/2031		103	102,841
Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.82%	02/13/2031		4,094	4,114,585
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	12/17/2028		1,167	1,166,431
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	12/17/2028		4,574	4,458,040
Term Loan (1 mo. Term SOFR + 4.11%)	8.43%	12/17/2028		4,498	3,885,949
Term Loan (1 mo. Term SOFR + 6.86%)	11.18%	12/17/2029		269	191,839
MJH Healthcare Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.67%	01/28/2029		2,940	2,939,756
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	05/19/2031		2,846	2,843,290
R1 RCM, Inc.
Delayed Draw Term Loan B(d)	0.00%	10/24/2031		424	422,513
Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	10/24/2031		5,935	5,915,180
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	12/31/2028		445	444,860
Southern Veterinary Partners LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.71%	12/11/2031		7,267	7,284,402
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.57%	11/24/2028		1,329	1,138,340
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.54%	12/20/2027		5,158	5,074,714
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 3.75%)	8.00%	07/18/2031		9,304	9,350,286
Waystar Technologies, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	10/22/2029		199	200,415
					105,982,879
Home Furnishings–2.19%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $101,825)(f)(g)	12.89%	12/31/2026	EUR	96	99,258
Term Loan (3 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $139,414)(f)(g)	12.89%	12/31/2026	EUR	132	136,780
Hunter Douglas Holding B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		2,584	2,572,313
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 4.25%)	8.56%	10/02/2031		6,930	6,791,245
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(f)	11.90%	06/29/2028		702	702,471
Term Loan (3 mo. Term SOFR + 7.61%)	11.94%	06/29/2028		9,652	9,068,213
SIWF Holdings, Inc.
First Lien Term Loan(d)	0.00%	12/19/2029		2,522	2,558,014
Term Loan (1 mo. Term SOFR + 4.41%)	8.44%	10/06/2028		12,264	10,575,154
Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	12/19/2029		1,919	1,946,405
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	10/03/2031		8,811	8,822,145
VC GB Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	8.09%	07/21/2028		4,987	4,983,082
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.67%	10/30/2027		1,697	1,694,590
Term Loan B (1 mo. Term SOFR + 3.25%)	7.69%	10/30/2027		5,721	5,688,007
					55,637,677
Industrial Equipment–2.57%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.07%	08/19/2031		4,508	4,518,899
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.81%	03/15/2030		1,454	1,458,156
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	08/16/2029		2,892	2,908,751
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (6 mo. Term SOFR + 5.50%)	9.76%	06/01/2029		2,603	2,197,395
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	10/11/2030		5,333	5,368,792
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan (1 mo. USD LIBOR + 3.00%)(f)	1.05%	06/04/2026		688	630,856
Revolver Loan(d)(f)	0.00%	06/04/2026		6,541	6,001,644
Term Loan(e)	–	02/15/2029		918	920,721
Term Loan B (3 mo. Term SOFR + 5.26%)	9.59%	02/15/2029		9,315	9,345,720
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Minimax (-Viking GmbH, -MX Holdings US, Inc.)
Term Loan(e)(f)	–	02/17/2032		$3,348	$3,351,945
Term Loan B-1D (1 mo. Term SOFR + 2.75%)	7.21%	07/31/2028		488	489,965
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		1,702	1,651,661
Term Loan (1 mo. Term SOFR + 6.00%)	10.25%	03/31/2028		14,691	14,228,740
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (6 mo. Term SOFR + 3.50%)	7.74%	04/30/2030		952	954,055
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.19%	11/19/2028		10,622	10,334,591
Second Lien Term Loan (1 mo. Term SOFR + 7.00%)(f)	11.44%	11/19/2029		789	732,861
					65,094,752
Insurance–2.55%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.00%)	7.32%	11/06/2030		12,451	12,460,788
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.07%	09/19/2031		13,373	13,367,697
AmWINS Group, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	01/23/2032		6,767	6,763,400
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.50%)	6.79%	06/20/2030		4,107	4,114,604
Ryan Specialty Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	09/15/2031		2,738	2,742,102
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	7.31%	07/31/2031		11,236	11,253,836
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	05/06/2031		4,574	4,579,751
USI, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	11/23/2029		5,157	5,146,921
Term Loan B (3 mo. Term SOFR + 2.25%)	6.58%	09/27/2030		4,229	4,218,996
					64,648,095
Leisure Goods, Activities & Movies–4.07%
Carnival Corp.
Term Loan (1 mo. Term SOFR + 2.00%)	6.32%	08/08/2027		536	536,757
Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	10/18/2028		11,661	11,699,973
Crown Finance US, Inc., Term Loan B (1 mo. Term SOFR + 5.25%)	9.56%	12/02/2031		16,034	16,014,541
Fitness International LLC, Term Loan B (3 mo. Term SOFR + 5.25%)	9.57%	02/05/2029		6,402	6,491,660
Galileo Global Education Finance S.a.r.l. (France)
Term Loan (3 mo. EURIBOR + 3.25%)	0.00%	07/19/2031	EUR	855	889,691
Term Loan B-4 (3 mo. EURIBOR + 3.25%)(f)	0.00%	10/24/2031	EUR	75	74,531
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (1 mo. Term SOFR + 2.50%)	6.80%	07/25/2031		9,146	9,148,876
Lakeland Tours LLC, Term Loan(f)	8.00%	09/25/2027		1,122	56,124
LC Ahab US Bidco LLC, Term Loan B(e)(f)	–	05/01/2031		2,382	2,384,521
Nord Anglia Education (Hong Kong), Term Loan (1 mo. Term SOFR + 3.25%)	7.50%	01/09/2032		7,918	7,979,871
Orbiter International S.a.r.l. (Luxembourg), Term Loan (6 mo. EURIBOR + 3.92%)	6.50%	10/25/2028	EUR	3,000	3,067,656
Parques Reunidos (Piolin Bidco S.A.U.) (Luxembourg)
Revolver Loan (1 mo. EURIBOR + 3.50%)(f)	6.07%	03/16/2026	EUR	1,169	1,128,243
Revolver Loan(d)(f)	0.00%	03/16/2026	EUR	2,313	2,231,414
Term Loan B-4 (6 mo. EURIBOR + 4.50%)	7.05%	09/16/2029	EUR	1,000	1,046,603
Scenic (Columbus Capital B.V.) (Netherlands), Term Loan (3 mo. EURIBOR + 3.75%) (Acquired 12/02/2021-02/16/2024; Cost $11,809,268)(g)	6.48%	03/05/2027	EUR	11,390	11,708,665
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.00%)	6.32%	11/19/2031		2,554	2,550,836
US Fitness LLC
Delayed Draw Term Loan(d)(f)	0.00%	09/04/2031		985	979,837
Revolver Loan(d)(f)	0.00%	09/04/2030		1,773	1,749,537
Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.80%	09/04/2031		7,967	7,926,857
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.10%) (Acquired 02/20/2024-10/08/2024; Cost $3,336,018)(f)(g)	8.40%	12/31/2027	EUR	4,774	3,293,484
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/22/2022-02/20/2024; Cost $2,281,497)(g)	11.05%	06/30/2027	EUR	2,229	2,308,248
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-10/08/2024; Cost $1,389,210)(g)	11.05%	06/30/2027	EUR	1,330	1,449,219
Term Loan (6 mo. EURIBOR + 8.10%) (Acquired 02/20/2024-10/08/2024; Cost $3,118,312)(g)	3.05%	12/31/2027	EUR	2,953	3,063,006
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Leisure Goods, Activities & Movies–(continued)
World Choice Investments, Term Loan B (1 mo. Term SOFR + 4.75%)	9.07%	08/13/2031	$5,393	$5,440,240
				103,220,390
Lodging & Casinos–0.56%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan(e)	–	02/02/2026	6,387	4,311,197
First Lien Term Loan(e)	–	02/02/2026	1,382	933,092
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.32%	08/02/2028	4,324	4,329,105
Travel + Leisure Co., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/14/2029	4,517	4,530,164
				14,103,558
Nonferrous Metals & Minerals–0.97%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	05/14/2029	4,630	4,665,409
Covia Holdings Corp., Term Loan(e)	–	02/13/2032	8,214	8,232,406
Form Technologies LLC, Term Loan (3 mo. Term SOFR + 3.75%)	10.04%	05/30/2030	6,418	6,410,319
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (1 mo. Term SOFR + 4.00%)	7.29%	01/31/2029	5,171	5,175,269
				24,483,403
Oil & Gas–2.41%
Brazos Delaware II LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	7.82%	02/11/2030	1,918	1,927,375
EPIC Crude Services L.P., Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	10/10/2031	3,737	3,754,966
GIP Pilot Acquisition Partners, L.P. (Global Infrastructure), Term Loan B (3 mo. Term SOFR + 2.00%)	6.30%	10/04/2030	2,713	2,712,211
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.00%)	7.07%	10/11/2030	3,785	3,794,230
McDermott International Ltd.
LOC(d)	0.00%	06/30/2027	4,210	2,905,147
LOC (6 mo. Term SOFR + 4.26%)(f)	8.57%	06/30/2027	2,275	1,353,422
PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate(h)	3.00%	12/31/2027	1,901	825,053
Term Loan (1 mo. Term SOFR + 3.00%)	7.44%	06/30/2027	550	291,481
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.50%)	7.33%	03/26/2031	7,167	7,195,025
Planet US Buyer LLC (Wood Mackenzie), Term Loan (3 mo. Term SOFR + 3.50%)	7.32%	02/07/2031	4,967	4,982,690
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.50%)	7.81%	09/12/2031	7,053	7,086,027
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	07/30/2031	1,301	1,306,786
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	09/25/2030	12,648	12,663,416
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.57%	11/17/2028	10,207	10,283,837
				61,081,666
Publishing–2.48%
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	03/22/2031	15,926	15,929,624
Century DE Buyer LLC (Simon & Schuster), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.79%	10/30/2030	3,644	3,659,536
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.81%	12/01/2028	12,326	12,417,806
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.67%	04/09/2029	10,609	10,270,805
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	12.82%	04/08/2030	8,460	8,391,323
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.55%	08/06/2031	10,987	11,061,963
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	05/03/2028	1,307	1,280,696
				63,011,753
Radio & Television–0.21%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 6.04%)	10.39%	05/01/2029	3,396	2,912,310
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.92%	06/02/2028	2,394	2,395,534
				5,307,844
Retailers (except Food & Drug)–1.07%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B-4 (3 mo. Term SOFR + 3.25%)	7.58%	10/28/2030	6,963	6,989,284
Term Loan B-5 (3 mo. Term SOFR + 2.53%)	7.33%	07/01/2031	5,136	5,153,731
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	11/08/2032		$11,001	$10,987,755
Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	8.08%	04/26/2028		4,103	4,112,345
					27,243,115
Surface Transport–0.97%
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.50%)	6.89%	07/21/2028		158	157,678
Term Loan B-2 (3 mo. Term SOFR + 2.50%)	6.89%	07/21/2028		13,053	13,042,893
Term Loan C (3 mo. Term SOFR + 2.50%)	6.89%	07/21/2028		90	90,041
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan (6 mo. EURIBOR + 7.50%)	10.05%	01/30/2030	EUR	2,752	2,895,395
Term Loan (6 mo. EURIBOR + 8.00%)	10.47%	07/30/2030	EUR	973	919,021
Patriot Rail Co. LLC, Term Loan(e)(f)	–	03/01/2032		1,965	1,972,094
PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.00%)(f)	8.55%	03/31/2028		2,283	2,054,462
STG Distribution LLC, Term Loan (1 mo. Term SOFR + 8.35%)(f)	12.66%	10/03/2029		3,399	3,416,031
					24,547,615
Telecommunications–4.22%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	11.82%	08/01/2028		8,472	7,042,486
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.33%	12/17/2027		15,155	15,231,351
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.31%	01/30/2031		11,737	11,811,967
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.00%)	7.34%	11/12/2027		7,158	7,155,604
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	01/26/2032		596	594,045
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	09/27/2029		15,135	13,249,268
Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	09/20/2030		1,067	1,056,033
Level 3 Financing, Inc.
Term Loan B-1	10.88%	04/13/2029		3,031	3,067,082
Term Loan B-2 (1 mo. Term SOFR + 6.56%)	10.88%	04/15/2030		9,527	9,640,590
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.35%)	6.79%	04/15/2030		2	2,336
Term Loan B-2 (1 mo. Term SOFR + 2.35%)	6.79%	04/15/2029		649	610,066
MLN US HoldCo LLC
First Lien Term Loan B(e)	–	11/30/2025		328	3,036
Second Lien Term Loan B(e)	–	11/30/2026		215	1,480
MLN US HoldCo LLC (dba Mitel)
Revolver Loan(d)(f)	0.00%	11/29/2025		4,506	1,314,326
Second Lien Term Loan B-1(e)	–	10/18/2027		32,765	532,589
Term Loan(e)	–	10/18/2027		14,335	8,265,230
Third Lien Term Loan(e)	–	10/18/2027		8,144	118,776
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	7.32%	12/07/2026		10,390	6,223,892
ViaSat, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	8.93%	05/30/2030		5,456	4,853,783
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)(f)	7.57%	05/11/2029		7,292	7,346,303
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.75%)(f)	9.17%	09/25/2031		8,917	8,973,174
					107,093,417
Utilities–2.60%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	09/30/2031		5,967	5,988,949
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.75%)	6.56%	01/27/2031		8,624	8,617,584
Calpine Corp.
Term Loan B-10 (1 mo. Term SOFR + 2.00%)	6.07%	01/31/2031		232	232,305
Term Loan B-5 (1 mo. Term SOFR + 1.75%)	6.07%	12/16/2027		1,790	1,790,319
Cornerstone Generation LLC, Term Loan B(e)	–	10/28/2031		7,681	7,714,199
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.50%)	6.81%	11/30/2028		2,593	2,599,385
Term Loan C (1 mo. Term SOFR + 2.50%)	6.81%	11/30/2028		142	142,756
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	04/03/2028		4,481	4,479,747
Edgewater Generation, Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/01/2030		5,972	5,999,437
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 0.30%)	7.32%	05/22/2031		2,171	2,178,704
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
KAMC Holdings, Inc. (Franklin Energy Group)
First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 08/14/2019-10/23/2024; Cost $5,157,403)(g)	8.57%	08/14/2026		$5,352	$5,273,228
Incremental Term Loan (3 mo. Term SOFR + 4.26%)(f)	8.57%	08/14/2026		427	420,780
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	08/16/2031		11,560	11,550,191
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	12/13/2031		1,828	1,833,143
Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	05/17/2030		7,020	7,038,156
					65,858,883
Total Variable Rate Senior Loan Interests (Cost $2,344,550,364)					2,214,085,093
U.S. Dollar Denominated Bonds & Notes–5.81%
Aerospace & Defense–0.34%
Rand Parent LLC (i)	8.50%	02/15/2030		8,332	8,567,109
Air Transport–0.22%
American Airlines, Inc. (i)	8.50%	05/15/2029		1,902	2,005,404
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)(i)(j)	6.78%	02/24/2031	EUR	3,396	3,538,341
					5,543,745
Building & Development–0.59%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (i)	5.75%	05/15/2026		2,305	2,299,232
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(i)	4.50%	04/01/2027		9,543	9,202,630
HX Hold Co. Ltd. (Norway)	7.00%	02/12/2030	EUR	286	277,217
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(i)	6.75%	04/01/2032		805	820,870
Quikrete Holdings, Inc.(i)	6.38%	03/01/2032		203	206,072
Signal Parent, Inc.(i)	6.13%	04/01/2029		3,431	2,215,563
					15,021,584
Business Equipment & Services–0.91%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (i)	9.00%	08/01/2029		9,112	9,077,830
Allied Universal Holdco LLC(i)	7.88%	02/15/2031		5,976	6,167,806
Boost Newco Borrower LLC(i)	7.50%	01/15/2031		7,243	7,581,347
Cloud Software Group, Inc.(i)	8.25%	06/30/2032		256	265,707
					23,092,690
Cable & Satellite Television–0.97%
Altice Financing S.A. (Luxembourg) (i)	5.75%	08/15/2029		2,188	1,718,507
Altice Financing S.A. (Luxembourg)(i)	5.00%	01/15/2028		11,665	9,459,313
Altice France S.A. (France)(i)	5.50%	01/15/2028		4,994	4,024,244
Altice France S.A. (France)(i)	5.50%	10/15/2029		4,322	3,380,470
Virgin Media Secured Finance PLC (United Kingdom)(i)	4.50%	08/15/2030		6,819	6,071,468
					24,654,002
Chemicals & Plastics–0.80%
INEOS Finance PLC (Luxembourg) (i)	7.50%	04/15/2029		3,151	3,238,358
INEOS Quattro Finance 2 PLC (United Kingdom)(i)	9.63%	03/15/2029		1,626	1,721,771
SK Invictus Intermediate II S.a.r.l.(i)	5.00%	10/30/2029		10,249	9,637,671
Windsor Holdings III LLC(i)	8.50%	06/15/2030		5,420	5,738,799
					20,336,599
Electronics & Electrical–0.04%
Diebold Nixdorf, Inc. (i)	7.75%	03/31/2030		894	934,433
Food Products–0.26%
Sigma Holdco B.V. (Netherlands) (i)	7.88%	05/15/2026		200	200,314
Viking Baked Goods Acquisition Corp.(i)	8.63%	11/01/2031		6,506	6,351,512
					6,551,826
Health Care–0.36%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (h)(i)	1.25%	10/31/2028		2,873	2,883,766
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Health Care–(continued)
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(i)	6.75%	05/15/2034	$4,537	$4,606,266
Raven Acquisition Holdings LLC(i)	6.88%	11/15/2031	1,679	1,664,277
				9,154,309
Industrial Equipment–0.44%
Chart Industries, Inc. (i)	7.50%	01/01/2030	5,405	5,653,954
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(i)	6.63%	12/15/2030	5,423	5,493,076
				11,147,030
Insurance–0.59%
Acrisure LLC/Acrisure Finance, Inc. (i)	7.50%	11/06/2030	1,742	1,799,467
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(i)	6.50%	10/01/2031	2,988	2,998,742
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(i)	7.00%	01/15/2031	3,278	3,344,019
HUB International Ltd.(i)	7.25%	06/15/2030	1,606	1,659,647
Panther Escrow Issuer LLC(i)	7.13%	06/01/2031	4,874	5,019,206
				14,821,081
Lodging & Casinos–0.08%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (i)	6.63%	01/15/2032	1,890	1,912,701
Publishing–0.02%
McGraw-Hill Education, Inc. (i)	7.38%	09/01/2031	585	598,812
Retailers (except Food & Drug)–0.10%
Evergreen Acqco 1 L.P./TVI, Inc. (i)	9.75%	04/26/2028	2,394	2,514,627
Telecommunications–0.02%
Windstream Services LLC/Windstream Escrow Finance Corp. (i)	8.25%	10/01/2031	561	580,430
Utilities–0.07%
Calpine Corp. (i)	4.50%	02/15/2028	1,928	1,887,008
Total U.S. Dollar Denominated Bonds & Notes (Cost $148,306,479)				147,317,986
			Shares
Common Stocks & Other Equity Interests–3.42%(k)
Aerospace & Defense–0.02%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(f)(g)			134	0
IAP Worldwide Services, Inc.(f)(l)			838,949	453,032
IAP Worldwide Services, Inc.(f)(l)			134,337	134,338
				587,370
Automotive–0.01%
Cabonline, Class D (Sweden)(f)			312,441,524	391,745
Cabonline, Class D1 (Sweden)(f)			10,996,102	1,027
Cabonline, Class D2 (Sweden)(f)			9,384,746	440
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(f)(g)			3,261	0
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(f)(g)			3,266	0
				393,212
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(f)(g)			518	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(f)(g)			4	0
				0
Business Equipment & Services–1.25%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,220,186)(f)(g)			408,355	14,161,751
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $5,987,242)(f)(g)(m)			68,686	17,595,342
				31,757,093
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco Floating Rate ESG Fund

	Shares	Value
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(f)	35,089	$0
Containers & Glass Products–0.02%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $146,927)(f)(g)	36,078	474,786
Electronics & Electrical–0.21%
Diebold Nixdorf, Inc. (Acquired 08/11/2023; Cost $2,508,074)(g)(n)	121,163	5,359,039
Mavenir Systems, Inc., Wts.(e)(f)	1,590,971	2
		5,359,041
Forest Products–0.52%
Restoration Forest Products Group LLC(f)(m)	144,504	13,122,354
Home Furnishings–0.14%
Serta Simmons Bedding LLC	363,612	3,477,040
Industrial Equipment–0.00%
North American Lifting Holdings, Inc.	7,347	5,819
Leisure Goods, Activities & Movies–0.57%
Crown Finance US, Inc.	588,117	14,396,811
Crown Finance US, Inc.	3,058	74,858
Vue International Bidco PLC (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	3,986,481	4
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	13,004	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	6,404,275	7
Vue International Bidco PLC, Class A4 (United Kingdom)(f)(g)	2,779,140	3
		14,471,683
Lodging & Casinos–0.03%
Caesars Entertainment, Inc. (Acquired 07/21/2020; Cost $742,068)(g)(n)	19,983	663,835
Oil & Gas–0.14%
McDermott International Ltd.(n)	5,038	69,273
McDermott International Ltd.(f)	184,377	2,408,423
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(f)(g)	261,209	2,612
Talos Energy, Inc.(n)	123,143	1,108,287
		3,588,595
Radio & Television–0.02%
iHeartMedia, Inc., Class A(n)	306,089	541,777
iHeartMedia, Inc., Class B(f)(n)	29	62
		541,839
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.	692	104
Surface Transport–0.40%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(f)(g)	14,574	1,413,970
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(f)(g)	48,119	4,748,864
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-02/06/2025; Cost $139,143)(f)(g)	240,595	150,372
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(f)(g)	15,321	1,486,443
Hurtigruten Group AS (Explorer II AS) (Norway)(f)	83,232	2,357,965
Hurtigruten Group AS (Explorer II AS) (Norway)(f)	16,764	48,692
		10,206,306
Telecommunications–0.09%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,396,125)(g)	293,075	1,868,353
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15
Invesco Floating Rate ESG Fund

			Shares		Value
Telecommunications–(continued)
Avaya, Inc. (Acquired 05/01/2023; Cost $797,295)(g)				53,153	$338,851
					2,207,204
Total Common Stocks & Other Equity Interests (Cost $106,389,529)					86,856,281
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–2.91%(o)
Air Transport–0.38%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(j)	7.43%	04/22/2030	EUR	9,217	9,704,672
Automotive–0.47%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $813,193)(g)(i)	14.00%	03/19/2028	SEK	9,385	865,076
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,706,620)(g)(i)	14.00%	03/19/2028	SEK	18,769	1,704,004
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,855,248)(g)(i)(p)	11.94%	04/19/2029	SEK	36,287	1,516,584
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(i)(j)	7.22%	09/30/2028	EUR	917	908,462
Constellation Automotive Financing PLC (United Kingdom)(i)	4.88%	07/15/2027	GBP	5,578	6,952,400
					11,946,526
Building & Development–0.00%
Fagus Holdco PLC (United Kingdom)(f)(i)	0.00%	09/05/2029	EUR	1	1,220
Electronics & Electrical–0.16%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(i)(j)	8.14%	02/15/2029	EUR	4,000	4,030,161
Financial Intermediaries–0.82%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 01/31/2018-11/24/2021; Cost $8,226,174)(g)(i)(j)	10.11%	07/15/2030	EUR	7,201	3,911,689
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 10/14/2024; Cost $581,461)(g)(i)(j)	10.11%	07/15/2030	EUR	1,000	543,215
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020-11/26/2020; Cost $2,299,295)(g)(i)(j)	8.86%	05/01/2026	EUR	1,945	1,398,737
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 06/30/2022-12/08/2022; Cost $6,646,655)(g)(i)	6.75%	11/01/2025	EUR	6,615	4,748,689
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(i)(j)	8.36%	12/15/2029	EUR	9,750	10,202,659
					20,804,989
Food Service–0.36%
Selecta Group B.V. 10.00% PIK Rate (Switzerland)(f)(h)(i)	10.00%	07/01/2026	EUR	9,782	9,030,937
Home Furnishings–0.50%
Very Group Funding PLC (The) (United Kingdom)(i)	6.50%	08/01/2026	GBP	3,150	3,919,689
Very Group Funding PLC (The) (United Kingdom)(i)	6.50%	08/01/2026	GBP	7,141	8,885,873
					12,805,562
Surface Transport–0.22%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022-01/27/2022; Cost $6,631,024)(g)(i)	6.50%	06/30/2027	GBP	4,906	4,684,662
Zenith Finco PLC (United Kingdom) (Acquired 08/30/2022; Cost $889,472)(g)(i)	6.50%	06/30/2027	GBP	846	807,832
					5,492,494
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $83,356,415)					73,816,561
			Shares
Preferred Stocks–0.27%(k)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Series A, Pfd.(f)				577,315	3,406
Retailers (except Food & Drug)–0.00%
Vivarte S.A.S.U., Pfd. (France)(f)				241,195	83,318
Surface Transport–0.27%
Commercial Barge Line Co., Series B, Pfd.(f)				68,517	6,761,943
Total Preferred Stocks (Cost $3,344,375)					6,848,667
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16
Invesco Floating Rate ESG Fund

	Shares	Value

Money Market Funds–3.34%
Invesco Government & Agency Portfolio,Institutional Class, 4.29%(m)(q)	29,621,853	$29,621,853
Invesco Treasury Portfolio,Institutional Class, 4.25%(m)(q)	55,012,555	55,012,555
Total Money Market Funds (Cost $84,634,408)		84,634,408
TOTAL INVESTMENTS IN SECURITIES–103.06% (Cost $2,770,581,570)		2,613,558,996
OTHER ASSETS LESS LIABILITIES–(3.06)%		(77,571,659)
NET ASSETS–100.00%		$2,535,987,337
Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(e)	This variable rate interest will settle after February 28, 2025, at which time the interest rate will be determined.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The aggregate value of these securities at February 28, 2025 was $192,956,499, which represented 7.61% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $211,152,658, which represented 8.33% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,885,119	$153,058,164	$(139,321,430)	$-	$-	$29,621,853	$391,258
Invesco Treasury Portfolio, Institutional Class	29,505,352	284,250,877	(258,743,674)	-	-	55,012,555	671,542
Investments in Other Affiliates:
My Alarm Center LLC, Class A	16,204,447	-	-	1,390,895	-	17,595,342	68,686
Restoration Forest Products Group LLC	18,458,510	1,699,760	-	(7,035,916)	-	13,122,354	-
Total	$80,053,428	$439,008,801	$(398,065,104)	$(5,645,021)	$-	$115,352,104	$1,131,486

(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.

(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
17
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/28/2025	Barclays Bank PLC	EUR	4,000,000	USD	4,202,585	$48,177
03/28/2025	Barclays Bank PLC	USD	88,908	SEK	974,449	1,728
04/30/2025	Barclays Bank PLC	EUR	65,773,656	USD	69,012,607	578,796
04/30/2025	Barclays Bank PLC	GBP	9,356,046	USD	11,831,213	63,989
04/30/2025	BNP Paribas S.A.	GBP	9,683,266	USD	12,237,412	58,640
04/30/2025	BNP Paribas S.A.	SEK	51,026,885	USD	4,814,903	59,040
04/30/2025	Morgan Stanley and Co. International PLC	EUR	66,007,256	USD	69,167,481	490,621
04/30/2025	Royal Bank of Canada	EUR	65,773,656	USD	69,038,529	604,717
04/30/2025	State Street Bank & Trust Co.	GBP	9,495,811	USD	12,006,878	63,871
Subtotal—Appreciation						1,969,579
Currency Risk
03/28/2025	Bank of New York Mellon (The)	EUR	64,965,438	USD	67,031,534	(441,699)
03/28/2025	Barclays Bank PLC	GBP	9,168,661	USD	11,156,488	(376,168)
03/28/2025	Barclays Bank PLC	USD	68,891,123	EUR	65,773,656	(578,474)
03/28/2025	Barclays Bank PLC	USD	11,832,233	GBP	9,356,047	(63,877)
03/28/2025	BNP Paribas S.A.	EUR	1,214,202	USD	1,252,668	(8,405)
03/28/2025	BNP Paribas S.A.	GBP	9,776,168	USD	11,907,914	(388,885)
03/28/2025	BNP Paribas S.A.	SEK	51,165,321	USD	4,596,407	(162,632)
03/28/2025	BNP Paribas S.A.	USD	11,824,830	GBP	9,356,047	(56,474)
03/28/2025	BNP Paribas S.A.	USD	4,775,740	SEK	50,715,240	(58,564)
03/28/2025	Goldman Sachs International	EUR	65,949,763	USD	68,007,593	(487,961)
03/28/2025	J.P. Morgan Chase Bank, N.A.	EUR	2,760,105	USD	2,861,132	(5,518)
03/28/2025	Morgan Stanley and Co. International PLC	EUR	65,949,763	USD	67,954,965	(540,589)
03/28/2025	Morgan Stanley and Co. International PLC	USD	67,772,390	EUR	64,791,959	(479,332)
03/28/2025	Royal Bank of Canada	GBP	9,263,075	USD	11,271,171	(380,243)
03/28/2025	Royal Bank of Canada	USD	68,917,637	EUR	65,773,656	(604,987)
03/28/2025	State Street Bank & Trust Co.	SEK	524,369	USD	48,191	(583)
03/28/2025	State Street Bank & Trust Co.	USD	8,875,154	EUR	8,500,000	(47,037)
03/28/2025	State Street Bank & Trust Co.	USD	12,007,954	GBP	9,495,811	(63,798)
Subtotal—Depreciation						(4,745,226)
Total Forward Foreign Currency Contracts						$(2,775,647)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
18
Invesco Floating Rate ESG Fund

Consolidated Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,653,884,359)	$2,498,206,892
Investments in affiliates, at value (Cost $116,697,211)	115,352,104
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,969,579
Cash	26,366,304
Foreign currencies, at value (Cost $5,089,873)	5,079,863
Receivable for:
Investments sold	72,366,608
Fund shares sold	2,291,592
Dividends	329,576
Interest	21,230,572
Investments matured, at value (Cost $11,083,234)	10,175,189
Investment for trustee deferred compensation and retirement plans	168,209
Other assets	794,473
Total assets	2,754,330,961
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	4,745,226
Payable for:
Investments purchased	174,762,074
Dividends	6,337,846
Fund shares reacquired	1,377,546
Accrued fees to affiliates	781,227
Accrued trustees’ and officers’ fees and benefits	3,240
Accrued other operating expenses	317,901
Trustee deferred compensation and retirement plans	180,271
Unfunded loan commitments	29,838,293
Total liabilities	218,343,624
Net assets applicable to shares outstanding	$2,535,987,337
Net assets consist of:
Shares of beneficial interest	$3,157,801,074
Distributable earnings (loss)	(621,813,737)
$2,535,987,337
Net Assets:
Class A	$742,234,572
Class C	$63,828,154
Class R	$8,872,280
Class Y	$1,186,417,175
Class R5	$6,152,150
Class R6	$528,483,006
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	111,854,954
Class C	9,662,119
Class R	1,333,960
Class Y	179,010,451
Class R5	926,858
Class R6	79,809,800
Class A:
Net asset value per share	$6.64
Maximum offering price per share (Net asset value of $6.64 ÷ 97.50%)	$6.81
Class C:
Net asset value and offering price per share	$6.61
Class R:
Net asset value and offering price per share	$6.65
Class Y:
Net asset value and offering price per share	$6.63
Class R5:
Net asset value and offering price per share	$6.64
Class R6:
Net asset value and offering price per share	$6.62
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
19
Invesco Floating Rate ESG Fund

Consolidated Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$117,047,282
Dividends	168,728
Dividends from affiliated money market funds	1,131,486
Total investment income	118,347,496
Expenses:
Advisory fees	7,691,838
Administrative services fees	181,961
Custodian fees	125,331
Distribution fees:
Class A	936,656
Class C	254,517
Class R	21,550
Interest, facilities and maintenance fees	701,189
Transfer agent fees — A, C, R & Y	1,104,426
Transfer agent fees — R5	2,945
Transfer agent fees — R6	82,824
Trustees’ and officers’ fees and benefits	20,831
Registration and filing fees	95,972
Reports to shareholders	63,824
Professional services fees	1,091,261
Other	16,232
Total expenses	12,391,357
Less: Fees waived and/or expense offset arrangement(s)	(30,975)
Net expenses	12,360,382
Net investment income	105,987,114
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(34,632,979)
Foreign currencies	(601,509)
Forward foreign currency contracts	14,959,156
(20,275,332)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,421,001)
Affiliated investment securities	(5,645,021)
Foreign currencies	230,627
Forward foreign currency contracts	1,564,080
(7,271,315)
Net realized and unrealized gain (loss)	(27,546,647)
Net increase in net assets resulting from operations	$78,440,467
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
20
Invesco Floating Rate ESG Fund

Consolidated Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$105,987,114	$251,184,870
Net realized gain (loss)	(20,275,332)	(16,825,071)
Change in net unrealized appreciation (depreciation)	(7,271,315)	(15,030,064)
Net increase in net assets resulting from operations	78,440,467	219,329,735
Distributions to shareholders from distributable earnings:
Class A	(33,602,426)	(64,753,252)
Class C	(2,868,579)	(6,553,394)
Class R	(375,940)	(721,090)
Class Y	(54,045,656)	(123,456,965)
Class R5	(272,295)	(537,076)
Class R6	(24,159,411)	(51,999,886)
Total distributions from distributable earnings	(115,324,307)	(248,021,663)
Return of capital:
Class A	—	(2,630,307)
Class C	—	(266,202)
Class R	—	(29,291)
Class Y	—	(5,014,879)
Class R5	—	(21,816)
Class R6	—	(2,112,259)
Total return of capital	—	(10,074,754)
Total distributions	(115,324,307)	(258,096,417)
Share transactions–net:
Class A	(24,200,144)	119,395,433
Class C	(9,726,610)	(5,628,929)
Class R	453,536	432,286
Class Y	(34,030,939)	(234,950,304)
Class R5	296,453	1,184,349
Class R6	(24,573,360)	15,955,935
Net increase (decrease) in net assets resulting from share transactions	(91,781,064)	(103,611,230)
Net increase (decrease) in net assets	(128,664,904)	(142,377,912)
Net assets:
Beginning of period	2,664,652,241	2,807,030,153
End of period	$2,535,987,337	$2,664,652,241
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
21
Invesco Floating Rate ESG Fund

Consolidated Statement of Cash Flows
For the six months ended February 28, 2025
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$78,440,467
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(625,251,634)
Proceeds from sales of investments	800,312,883
Purchases of short-term investments, net	(42,248,163)
Amortization (accretion) of premiums and discounts, net	(5,449,289)
Net realized loss from investment securities	34,632,979
Net change in unrealized depreciation on investment securities	9,066,022
Net change in unrealized appreciation on forward foreign currency contracts	(1,564,080)
Change in operating assets and liabilities:
Decrease in receivables and other assets	4,775,975
Decrease in accrued expenses and other payables	(26,660,456)
Net cash provided by operating activities	226,054,704
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(37,581,619)
Proceeds from shares of beneficial interest sold	447,356,284
Disbursements from shares of beneficial interest reacquired	(619,568,921)
Net cash provided by (used in) financing activities	(209,794,256)
Net increase in cash and cash equivalents	16,260,448
Cash and cash equivalents at beginning of period	99,820,127
Cash and cash equivalents at end of period	$116,080,575
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$77,721,998
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$701,189
Cash impact from foreign exchange fluctuations:
Net change in appreciation (depreciation) on foreign currency	$(11,510)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
22
Invesco Floating Rate ESG Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$6.73	$0.27	$(0.06)	$0.21	$(0.30)	$—	$(0.30)	$6.64	3.14%	$742,235	1.16%(d)(e)	1.16%(d)(e)	1.10%(d)	8.22%(d)	27%
Year ended 08/31/24	6.83	0.61	(0.08)	0.53	(0.61)	(0.02)	(0.63)	6.73	8.03	777,351	1.09 (e)	1.09 (e)	1.04	8.98	46
Year ended 08/31/23	6.95	0.58	(0.05)	0.53	(0.64)	(0.01)	(0.65)	6.83	8.20	668,557	1.10 (e)	1.10 (e)	1.05	8.57	29
Year ended 08/31/22	7.35	0.29	(0.39)	(0.10)	(0.30)	—	(0.30)	6.95	(1.44)	751,871	1.04 (e)	1.05 (e)	1.01	4.13	43
Year ended 08/31/21	6.94	0.25	0.43	0.68	(0.27)	—	(0.27)	7.35	9.89	585,690	1.05 (e)	1.05 (e)	1.00	3.45	76
Year ended 08/31/20	7.40	0.30	(0.40)	(0.10)	(0.32)	(0.04)	(0.36)	6.94	(1.33)	428,277	1.07 (e)	1.08 (e)	1.00	4.33	55
Class C
Six months ended 02/28/25	6.70	0.26	(0.07)	0.19	(0.28)	—	(0.28)	6.61	2.88	63,828	1.66 (d)(e)	1.66 (d)(e)	1.60 (d)	7.72 (d)	27
Year ended 08/31/24	6.80	0.57	(0.08)	0.49	(0.57)	(0.02)	(0.59)	6.70	7.49	74,533	1.59 (e)	1.59 (e)	1.54	8.48	46
Year ended 08/31/23	6.92	0.54	(0.04)	0.50	(0.61)	(0.01)	(0.62)	6.80	7.66	81,271	1.60 (e)	1.60 (e)	1.55	8.07	29
Year ended 08/31/22	7.32	0.26	(0.40)	(0.14)	(0.26)	—	(0.26)	6.92	(1.96)	103,807	1.54 (e)	1.55 (e)	1.51	3.63	43
Year ended 08/31/21	6.91	0.21	0.43	0.64	(0.23)	—	(0.23)	7.32	9.37	91,555	1.55 (e)	1.55 (e)	1.50	2.95	76
Year ended 08/31/20	7.37	0.27	(0.41)	(0.14)	(0.28)	(0.04)	(0.32)	6.91	(1.84)	111,318	1.57 (e)	1.58 (e)	1.50	3.83	55
Class R
Six months ended 02/28/25	6.75	0.27	(0.08)	0.19	(0.29)	—	(0.29)	6.65	2.86	8,872	1.41 (d)(e)	1.41 (d)(e)	1.35 (d)	7.97 (d)	27
Year ended 08/31/24	6.84	0.59	(0.07)	0.52	(0.59)	(0.02)	(0.61)	6.75	7.93	8,545	1.34 (e)	1.34 (e)	1.29	8.73	46
Year ended 08/31/23	6.98	0.56	(0.06)	0.50	(0.63)	(0.01)	(0.64)	6.84	7.63	8,225	1.35 (e)	1.35 (e)	1.30	8.32	29
Year ended 08/31/22	7.36	0.28	(0.38)	(0.10)	(0.28)	—	(0.28)	6.98	(1.40)	8,208	1.29 (e)	1.30 (e)	1.26	3.88	43
Year ended 08/31/21	6.95	0.23	0.43	0.66	(0.25)	—	(0.25)	7.36	9.61	6,076	1.30 (e)	1.30 (e)	1.25	3.20	76
Year ended 08/31/20	7.41	0.29	(0.41)	(0.12)	(0.30)	(0.04)	(0.34)	6.95	(1.57)	4,874	1.32 (e)	1.33 (e)	1.25	4.08	55
Class Y
Six months ended 02/28/25	6.72	0.28	(0.06)	0.22	(0.31)	—	(0.31)	6.63	3.27	1,186,417	0.91 (d)(e)	0.91 (d)(e)	0.85 (d)	8.47 (d)	27
Year ended 08/31/24	6.82	0.63	(0.09)	0.54	(0.62)	(0.02)	(0.64)	6.72	8.30	1,237,622	0.84 (e)	0.84 (e)	0.79	9.23	46
Year ended 08/31/23	6.94	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.82	8.46	1,491,738	0.85 (e)	0.85 (e)	0.80	8.82	29
Year ended 08/31/22	7.34	0.31	(0.40)	(0.09)	(0.31)	—	(0.31)	6.94	(1.20)	2,696,320	0.79 (e)	0.80 (e)	0.76	4.38	43
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.28)	—	(0.28)	7.34	10.18	1,232,463	0.80 (e)	0.80 (e)	0.75	3.70	76
Year ended 08/31/20	7.39	0.32	(0.40)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(1.09)	350,943	0.82 (e)	0.83 (e)	0.75	4.58	55
Class R5
Six months ended 02/28/25	6.73	0.28	(0.06)	0.22	(0.31)	—	(0.31)	6.64	3.27	6,152	0.90 (d)(e)	0.90 (d)(e)	0.84 (d)	8.48 (d)	27
Year ended 08/31/24	6.83	0.63	(0.09)	0.54	(0.62)	(0.02)	(0.64)	6.73	8.31	5,942	0.84 (e)	0.84 (e)	0.79	9.23	46
Year ended 08/31/23	6.95	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.83	8.50	4,846	0.82 (e)	0.82 (e)	0.77	8.85	29
Year ended 08/31/22	7.35	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	6.95	(1.18)	4,762	0.77 (e)	0.78 (e)	0.74	4.40	43
Year ended 08/31/21	6.94	0.27	0.43	0.70	(0.29)	—	(0.29)	7.35	10.23	3,631	0.77 (e)	0.77 (e)	0.72	3.73	76
Year ended 08/31/20	7.41	0.32	(0.41)	(0.09)	(0.34)	(0.04)	(0.38)	6.94	(1.21)	5,515	0.81 (e)	0.82 (e)	0.74	4.59	55
Class R6
Six months ended 02/28/25	6.72	0.28	(0.07)	0.21	(0.31)	—	(0.31)	6.62	3.15	528,483	0.83 (d)(e)	0.83 (d)(e)	0.77 (d)	8.55 (d)	27
Year ended 08/31/24	6.81	0.63	(0.07)	0.56	(0.62)	(0.03)	(0.65)	6.72	8.54	560,660	0.77 (e)	0.77 (e)	0.72	9.30	46
Year ended 08/31/23	6.93	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.81	8.57	552,394	0.75 (e)	0.75 (e)	0.70	8.92	29
Year ended 08/31/22	7.33	0.32	(0.40)	(0.08)	(0.32)	—	(0.32)	6.93	(1.13)	548,097	0.70 (e)	0.71 (e)	0.67	4.47	43
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.29)	—	(0.29)	7.33	10.10	484,494	0.73 (e)	0.73 (e)	0.68	3.77	76
Year ended 08/31/20	7.39	0.33	(0.41)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(0.99)	652,453	0.71 (e)	0.72 (e)	0.64	4.69	55

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Ratio includes line of credit expense of 0.06%, 0.05%, 0.05%, 0.03%, 0.05% and 0.07% for the six months ended February 28, 2025 and the years ended August 31, 2024,
2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
23
Invesco Floating Rate ESG Fund

Notes to Consolidated Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Floating Rate ESG Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Floating Rate ESG TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed a separate series. The Fund owns all beneficial and economic interests in the Subsidiary and the Subsidiary’s series. The accompanying consolidated financial statements reflect the financial position of the Fund, the Subsidiary and the Subsidiary’s series and the results of operations on a consolidated basis.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
24
Invesco Floating Rate ESG Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their
25
Invesco Floating Rate ESG Fund

duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Cash and Cash Equivalents – For the purposes of the Consolidated Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
L.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
P.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Q.
Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased
26
Invesco Floating Rate ESG Fund

with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
R.
Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Because the Fund evaluates environmental, social and governance (“ESG”) factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of issuers that score favorably under the Fund’s ESG scoring methodology may underperform similar issuers that do not score as well or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score issuers based on ESG factors or funds that use a different ESG methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing through the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments (which risks are generally the same as the Fund’s investment risks). The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. However, the Fund will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiary, and the Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Fund.  Changes in the laws of the United States and/or the jurisdiction in which the Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund and its shareholders.
Investments through the Subsidiary, which is taxable as a corporation for U.S. federal income tax purposes, may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.650%
Next $4.5 billion	0.600%
Next $5 billion	0.575%
Over $10 billion	0.550%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.61%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $25,236.
27
Invesco Floating Rate ESG Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $56,316 in front-end sales commissions from the sale of Class A shares and $33,946 and $4,344 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,990,113,184	$223,971,909	$2,214,085,093
U.S. Dollar Denominated Bonds & Notes	—	147,317,986	—	147,317,986
Common Stocks & Other Equity Interests	7,742,211	20,161,836	58,952,234	86,856,281
Non-U.S. Dollar Denominated Bonds & Notes	—	64,784,404	9,032,157	73,816,561
Preferred Stocks	—	—	6,848,667	6,848,667
Money Market Funds	84,634,408	—	—	84,634,408
Total Investments in Securities	92,376,619	2,222,377,410	298,804,967	2,613,558,996
Other Investments - Assets*
Investments Matured	—	10,167,054	8,135	10,175,189
Forward Foreign Currency Contracts	—	1,969,579	—	1,969,579
	—	12,136,633	8,135	12,144,768
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(4,745,226)	—	(4,745,226)
Total Other Investments	—	7,391,407	8,135	7,399,542
Total Investments	$92,376,619	$2,229,768,817	$298,813,102	$2,620,958,538

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
28
Invesco Floating Rate ESG Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2025:
	Value 08/31/24*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 02/28/25
Variable Rate Senior Loan Interests	$204,173,262	$88,448,987	$(57,416,701)	$(228,793)	$(11,859,961)	$(7,019,634)	$39,920,125	$(32,045,376)	$223,971,909
Common Stocks & Other Equity Interests	39,710,508	1,659,249	(950,970)	—	(1,584,488)	11,450,771	8,677,544	(10,380)	58,952,234
Non-U.S. Dollar Denominated Bonds & Notes	130,070	9,458,146	(128,769)	211,245	128,769	(767,303)	—	—	9,032,157
Preferred Stocks	11,855,095	—	(4,685,346)	—	—	(321,082)	—	—	6,848,667
Investments Matured	12,426	—	(10,466)	—	—	6,175	—	—	8,135
Total	$255,881,361	$99,566,382	$(63,192,252)	$(17,548)	$(13,315,680)	$3,348,927	$48,597,669	$(32,055,756)	$298,813,102
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 02/28/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 223,971,909	Discounted Cash Flow Model	Discount Rate	10.55%-15.90%	13.19%
		Third-Party Pricing	Broker Quote	98.00% of Par-100.75% of Par	99.81% of Par
Common Stocks & Other Equity Interests	58,952,234	Comparable Companies	EBITDA Multiple	3.5x-5.5x	4.61x
Non-U.S. Dollar Denominated Bonds & Notes	9,032,157	Expected Recovery	Anticipated Proceeds	89% of Par	-
Preferred Stocks	6,848,667	Comparable Companies	EBITDA Multiple	8.75x	-
Investments Matured	8,135	Expected Recovery	Anticipated Proceeds	41.0% of Par	-
Total	$ 298,813,102
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,969,579
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$1,969,579
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(4,745,226)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(4,745,226)
29
Invesco Floating Rate ESG Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$−	$(441,699)	$(441,699)	$—	$—	$(441,699)
Barclays Bank PLC	692,690	(1,018,519)	(325,829)	—	—	(325,829)
BNP Paribas S.A.	117,680	(674,960)	(557,280)	—	—	(557,280)
Goldman Sachs International	−	(487,961)	(487,961)	—	—	(487,961)
J.P. Morgan Chase Bank, N.A.	−	(5,518)	(5,518)	—	—	(5,518)
Morgan Stanley and Co. International PLC	490,621	(1,019,921)	(529,300)	—	—	(529,300)
Royal Bank of Canada	604,717	(985,230)	(380,513)	—	—	(380,513)
State Street Bank & Trust Co.	63,871	(111,418)	(47,547)	—	—	(47,547)
Total	$1,969,579	$(4,745,226)	$(2,775,647)	$—	$—	$(2,775,647)
Effect of Derivative Investments for the six months ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Consolidated Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$14,959,156
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,564,080
Total	$16,523,236
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$748,797,553

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,739.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 14, 2025, the Fund has entered into a credit agreement, which enables the Fund to participate with another Invesco Fund in a committed secured borrowing facility that permits borrowings up to $190 million, collectively by certain Invesco Funds, and which will expire on February 13, 2026. Prior to February 14, 2025, the credit agreement permitted borrowings up to $1,027,500,000. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
30
Invesco Floating Rate ESG Fund

NOTE 8—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2025. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Arxis	Delayed Draw Term Loan	$975,049	$(2,621)
Grant Thornton Advisors LLC	Delayed Draw Term Loan	177,792	(198)
Groundworks LLC	Delayed Draw Term Loan	840,355	(1,508)
Hasa Intermediate Holdings LLC	Incremental Delayed Draw Term Loan	322,871	872
Hasa Intermediate Holdings LLC	Revolver Loan	1,148,042	14,050
Kantar (Summer BC Bidco/KANGRP)	Revolver Loan	6,131,230	(129,586)
MB2 Dental Solutions LLC	Delayed Draw Term Loan	265,676	1,328
MB2 Dental Solutions LLC	Delayed Draw Term Loan	1,136,960	5,685
MB2 Dental Solutions LLC	Revolver Loan	181,224	1,604
McDermott International Ltd.	LOC	4,210,358	(1,305,211)
MLN US HoldCo LLC (dba Mitel)	Revolver Loan	2,061,591	(747,265)
Parques Reunidos (Piolin Bidco S.A.U.)	Revolver Loan	2,580,726	(349,312)
R1 RCM, Inc.	Delayed Draw Term Loan B	421,769	744
Savor Acquisition, Inc. (Sauer Brands)	Delayed Draw Term Loan	221,847	555
Signia Aerospace LLC	Delayed Draw Term Loan	531,270	1,627
SIWF Holdings, Inc.	First Lien Term Loan	2,530,132	27,882
Tank Holding Corp.	Revolver Loan	1,682,076	(30,415)
Thermostat Purchaser III, Inc.	Delayed Draw Term Loan B	552,020	3,802
US Fitness LLC	Delayed Draw Term Loan	980,027	(190)
US Fitness LLC	Revolver Loan	1,756,019	(6,482)
USALCO LLC	Delayed Draw Term Loan	378,547	1,893
V Global Holdings LLC	Revolver Loan	752,712	(35,471)
		$29,838,293	$(2,548,217)
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
For the six months ended February 28, 2025, the Subsidiary did not incur any current or deferred federal income tax expense.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$90,519,363	$335,370,907	$425,890,270
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $694,615,673 and $805,758,499, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$65,967,529
Aggregate unrealized (depreciation) of investments	(231,965,565)
Net unrealized appreciation (depreciation) of investments	$(165,998,036)
Cost of investments for tax purposes is $2,786,956,574.
31
Invesco Floating Rate ESG Fund

NOTE 11—Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the six months ended February 28, 2025, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.
Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,210,358	$2,905,147
JP Morgan Europe Ltd.	5,595,060	4,641,266
NOTE 12—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	15,522,326	$104,051,167	39,038,491	$265,297,043
Class C	713,529	4,762,656	2,858,957	19,335,031
Class R	177,143	1,190,645	276,855	1,886,032
Class Y	40,179,951	268,879,609	68,844,788	466,948,520
Class R5	82,316	551,652	562,326	3,828,693
Class R6	10,157,809	67,903,036	27,742,873	188,247,400
Issued as reinvestment of dividends:
Class A	3,918,938	26,245,429	7,699,619	52,236,350
Class C	281,884	1,880,695	678,993	4,587,348
Class R	54,604	366,551	106,676	725,373
Class Y	4,659,660	31,187,965	11,271,396	76,396,915
Class R5	40,620	272,205	82,245	558,141
Class R6	2,658,420	17,769,153	6,458,434	43,730,464
Automatic conversion of Class C shares to Class A shares:
Class A	788,794	5,284,071	1,086,792	7,329,663
Class C	(792,242)	(5,284,071)	(1,091,617)	(7,329,663)
Reacquired:
Class A	(23,830,211)	(159,780,811)	(30,277,736)	(205,467,623)
Class C	(1,659,564)	(11,085,890)	(3,282,290)	(22,221,645)
Class R	(164,161)	(1,103,660)	(320,022)	(2,179,119)
Class Y	(49,876,137)	(334,098,513)	(114,823,980)	(778,295,739)
Class R5	(78,497)	(527,404)	(471,620)	(3,202,485)
Class R6	(16,458,911)	(110,245,549)	(31,819,316)	(216,021,929)
Net increase (decrease) in share activity	(13,623,729)	$(91,781,064)	(15,378,136)	$(103,611,230)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32
Invesco Floating Rate ESG Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
33
Invesco Floating Rate ESG Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
FLR-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Global Real Estate Income Fund
Nasdaq:
A: ASRAX ■ C: ASRCX ■ Y: ASRYX ■ R5: ASRIX ■ R6: ASRFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–80.82%
Australia–3.19%
Goodman Group	388,280	$7,601,092
Stockland	1,540,718	4,890,579
		12,491,671
Canada–0.96%
Allied Properties REIT	139,100	1,625,838
RioCan REIT	158,900	2,129,650
		3,755,488
France–1.82%
Klepierre S.A.	50,464	1,603,292
Unibail-Rodamco-Westfield SE	65,356	5,536,718
		7,140,010
Germany–3.08%
LEG Immobilien SE	52,932	4,394,638
Sirius Real Estate Ltd.	3,564,720	3,529,439
Vonovia SE	133,955	4,148,996
		12,073,073
Hong Kong–2.49%
Hongkong Land Holdings Ltd.	439,300	1,988,497
Link REIT	971,100	4,413,734
Sun Hung Kai Properties Ltd.	216,500	2,037,592
Wharf Real Estate Investment Co. Ltd.	500,000	1,302,833
		9,742,656
Japan–6.74%
Activia Properties, Inc.	1,162	2,633,073
GLP J-Reit	5,297	4,512,420
Invincible Investment Corp.	4,457	1,901,463
Japan Metropolitan Fund Investment Corp.	3,970	2,435,335
Mitsui Fudosan Co. Ltd.	1,309,400	11,390,688
Sumitomo Realty & Development Co. Ltd.	102,100	3,561,157
		26,434,136
Netherlands–0.73%
CTP N.V.(a)	167,115	2,881,246
Singapore–1.81%
CapitaLand Integrated Commercial Trust	1,369,500	2,001,719
CapitaLand Investment Ltd.	1,877,300	3,569,351
Mapletree Logistics Trust	1,676,400	1,529,650
		7,100,720
Spain–0.58%
Merlin Properties SOCIMI S.A.	209,832	2,262,196
Sweden–1.64%
Fastighets AB Balder, Class B(b)	906,411	6,428,629
United Kingdom–2.08%
LondonMetric Property PLC	2,102,505	4,940,848
Shares		Value
United Kingdom–(continued)
Segro PLC	359,929	$3,200,311
		8,141,159
United States–55.70%
Agree Realty Corp.	42,812	3,159,526
American Homes 4 Rent, Class A	212,524	7,865,513
Americold Realty Trust, Inc.	160,015	3,669,144
Brixmor Property Group, Inc.	256,220	7,163,911
Camden Property Trust	29,788	3,695,499
Digital Realty Trust, Inc.	94,068	14,704,710
Equinix, Inc.	21,068	19,058,534
Equity LifeStyle Properties, Inc.	105,792	7,255,215
Equity Residential	91,846	6,812,218
Extra Space Storage, Inc.	13,918	2,123,330
Federal Realty Investment Trust	28,836	3,039,891
First Industrial Realty Trust, Inc.	158,635	9,054,886
Healthpeak Properties, Inc.	316,815	6,482,035
Hilton Worldwide Holdings, Inc.	14,835	3,930,682
Invitation Homes, Inc.	229,591	7,808,390
Kimco Realty Corp.	373,486	8,254,041
OUTFRONT Media, Inc.	186,967	3,477,586
Prologis, Inc.	172,105	21,327,252
Public Storage	32,392	9,834,859
Realty Income Corp.	138,577	7,903,046
Simon Property Group, Inc.	110,994	20,654,873
Sun Communities, Inc.	28,018	3,814,651
UDR, Inc.	94,556	4,272,040
Vornado Realty Trust(c)	189,951	7,985,540
Welltower, Inc.	162,537	24,951,055
		218,298,427
Total Common Stocks & Other Equity Interests (Cost $293,948,961)		316,749,411
Principal Amount
Asset-Backed Securities–12.32%
BPR Trust, Series 2022-OANA, Class D, 8.01% (1 mo. Term SOFR + 3.70%), 04/15/2037(a)(d)	$875,000	880,359
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, 6.43% (1 mo. Term SOFR + 2.11%), 09/15/2036(a)(d)	2,095,000	2,093,068
Series 2022-CSMO, Class C, 8.20% (1 mo. Term SOFR + 3.89%), 06/15/2027(a)(d)	600,000	605,287
Series 2022-CSMO, Class D, 8.65% (1 mo. Term SOFR + 4.34%), 06/15/2027(a)(d)	2,380,000	2,400,173
Series 2021-SOAR, Class D, 5.83% (1 mo. Term SOFR + 1.51%), 06/15/2038(a)(d)	1,315,107	1,313,318
BX Trust, Series 2021-RISE, Class D, 6.18% (1 mo. Term SOFR + 1.86%), 11/15/2036(a)(d)	755,724	752,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Real Estate Income Fund

Principal Amount		Value
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 7.33% (1 mo. Term SOFR + 3.02%), 02/15/2039(a)(d)	$500,000	$449,281
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/2039(a)(e)	1,000,000	895,813
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class E, 3.31%, 11/10/2042(a)(e)	4,586,000	3,988,829
Series 2020-555, Class F, 3.50%, 12/10/2041(a)(e)	800,000	638,533
Series 2020-555, Class E, 3.50%, 12/10/2041(a)(e)	427,000	349,247
Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.40%, 08/15/2057(a)(e)	1,500,000	1,347,988
Series 2019-GC44, Class 180C, 3.40%, 08/15/2057(a)(e)	2,500,000	2,199,148
CONE Trust, Series 2024-DFW1, Class D, 7.35% (1 mo. Term SOFR + 3.04%), 08/15/2041(a)(d)	1,200,000	1,203,370
Hilton USA Trust, Series 2016-HHV, Class E, 4.19%, 11/05/2038(a)(e)	5,281,000	5,126,383
Independence Plaza Trust, Series 2018-INDP, Class E, 5.00%, 07/10/2035(a)	3,000,000	2,820,094
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.38%, 05/05/2032(a)(e)	558,000	522,503
Series 2019-UES, Class B, 4.14%, 05/05/2032(a)	1,284,000	1,242,669
Series 2019-UES, Class C, 4.34%, 05/05/2032(a)	116,000	111,879
Series 2019-UES, Class D, 4.38%, 05/05/2032(a)(e)	119,000	114,206
Series 2019-UES, Class E, 4.38%, 05/05/2032(a)(e)	138,000	131,783
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 7.03% (1 mo. Term SOFR + 2.72%), 04/15/2038(a)(d)	1,920,000	1,919,605
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.50%, 01/15/2037(a)(e)	5,326,000	3,066,231
Series 2020-2PAC, Class AMZ2, 3.50%, 01/15/2037(a)(e)	800,000	542,408
Series 2018-SOX, Class E, 4.77%, 06/17/2038(a)(e)	922,000	871,658
NYC Trust 2024-3ELV, Series 2024- 3ELV, Class D, 8.15% (1 mo. Term SOFR + 3.84%), 08/15/2029(a)(d)	3,000,000	3,017,012
Principal Amount		Value
SREIT Trust, Series 2021-PALM, Class E, 6.34% (1 mo. Term SOFR + 2.02%), 10/15/2034(a)(d)	$1,240,000	$1,225,794
STWD Trust, Series 2021-FLWR, Class E, 6.35% (1 mo. Term SOFR + 2.04%), 07/15/2036(a)(d)	4,611,337	4,605,937
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(a)	4,154,000	3,835,428
Total Asset-Backed Securities (Cost $50,930,635)		48,270,607
Shares
Preferred Stocks–6.34%
United States–6.34%
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	1,939,126
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	4,836,417
DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,281,881
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	5,367,198
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	44,228	824,410
UMH Properties, Inc., 6.38%, Series D, Pfd.	340,408	7,584,290
Total Preferred Stocks (Cost $26,133,108)		24,833,322
Money Market Funds–0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(f)(g)	213,090	213,090
Invesco Treasury Portfolio, Institutional Class, 4.25%(f)(g)	395,468	395,468
Total Money Market Funds (Cost $608,558)		608,558
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.63% (Cost $371,621,262)		390,461,898
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.57%
Invesco Private Government Fund, 4.34%(f)(g)(h)	954,529	954,529
Invesco Private Prime Fund, 4.47%(f)(g)(h)	5,206,807	5,208,369
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,162,898)		6,162,898
TOTAL INVESTMENTS IN SECURITIES—101.20% (Cost $377,784,160)		396,624,796
OTHER ASSETS LESS LIABILITIES–(1.20)%		(4,709,861)
NET ASSETS–100.00%		$391,914,935
Investment Abbreviations:
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $51,151,853, which represented 13.05% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(e)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2025.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,566,512	$40,806,840	$(45,160,262)	$-	$-	$213,090	$70,830
Invesco Liquid Assets Portfolio, Institutional Class	-	-	-	-	-	-	805
Invesco Treasury Portfolio, Institutional Class	8,480,393	75,784,132	(83,869,057)	-	-	395,468	130,259
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,460,184	44,079,691	(48,585,346)	-	-	954,529	73,657*
Invesco Private Prime Fund	14,338,579	101,986,125	(111,115,882)	(422)	(31)	5,208,369	198,699*
Investments in Other Affiliates:
Pebblebrook Hotel Trust, Series E, Pfd.**	5,025,679	-	(4,460,268)	22,948	(588,359)	-	164,834
UMH Properties, Inc., Series D, Pfd.**	13,461,500	-	(5,080,604)	(93,156)	(703,450)	7,584,290	397,507
Total	$51,332,847	$262,656,788	$(298,271,419)	$(70,630)	$(1,291,840)	$14,355,746	$1,036,591

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At February 28, 2025, this security was no longer an affiliate of the Fund.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $371,012,704)*	$389,853,340
Investments in affiliated money market funds, at value (Cost $6,771,456)	6,771,456
Foreign currencies, at value (Cost $145,366)	144,450
Receivable for:
Investments sold	458,261
Fund shares sold	53,728
Dividends	786,382
Interest	200,962
Investment for trustee deferred compensation and retirement plans	118,810
Other assets	143,316
Total assets	398,530,705
Liabilities:
Payable for:
Fund shares reacquired	86,507
Collateral upon return of securities loaned	6,162,898
Accrued fees to affiliates	201,635
Accrued trustees’ and officers’ fees and benefits	1,675
Accrued other operating expenses	38,177
Trustee deferred compensation and retirement plans	124,878
Total liabilities	6,615,770
Net assets applicable to shares outstanding	$391,914,935
Net assets consist of:
Shares of beneficial interest	$433,228,196
Distributable earnings (loss)	(41,313,261)
$391,914,935
Net Assets:
Class A	$76,754,848
Class C	$1,727,189
Class Y	$133,847,575
Class R5	$1,244,058
Class R6	$178,341,265
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,403,865
Class C	211,833
Class Y	16,445,655
Class R5	152,743
Class R6	21,864,627
Class A:
Net asset value per share	$8.16
Maximum offering price per share (Net asset value of $8.16 ÷ 94.50%)	$8.63
Class C:
Net asset value and offering price per share	$8.15
Class Y:
Net asset value and offering price per share	$8.14
Class R5:
Net asset value and offering price per share	$8.14
Class R6:
Net asset value and offering price per share	$8.16

*	At February 28, 2025, securities with an aggregate value of $6,169,832 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Real Estate Income Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$3,052,696
Dividends (net of foreign withholding taxes of $120,542)	7,086,596
Dividends from affiliates (includes net securities lending income of $7,941)	772,176
Total investment income	10,911,468
Expenses:
Advisory fees	1,908,118
Administrative services fees	41,611
Custodian fees	8,278
Distribution fees:
Class A	101,232
Class C	9,370
Transfer agent fees — A, C and Y	369,394
Transfer agent fees — R5	628
Transfer agent fees — R6	27,906
Trustees’ and officers’ fees and benefits	11,819
Registration and filing fees	38,662
Reports to shareholders	21,377
Professional services fees	32,839
Total expenses	2,571,234
Less: Fees waived and/or expense offset arrangement(s)	(6,759)
Net expenses	2,564,475
Net investment income	8,346,993
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(20,092,330)
Affiliated investment securities	(1,291,840)
Foreign currencies	14,052
(21,370,118)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(18,197,787)
Affiliated investment securities	(70,630)
Foreign currencies	(12,036)
(18,280,453)
Net realized and unrealized gain (loss)	(39,650,571)
Net increase (decrease) in net assets resulting from operations	$(31,303,578)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$8,346,993	$22,733,292
Net realized gain (loss)	(21,370,118)	(11,188,007)
Change in net unrealized appreciation (depreciation)	(18,280,453)	64,221,366
Net increase (decrease) in net assets resulting from operations	(31,303,578)	75,766,651
Distributions to shareholders from distributable earnings:
Class A	(1,513,481)	(3,093,803)
Class C	(27,528)	(78,316)
Class Y	(6,137,488)	(11,493,555)
Class R5	(25,425)	(49,275)
Class R6	(3,688,142)	(7,643,317)
Total distributions from distributable earnings	(11,392,064)	(22,358,266)
Share transactions–net:
Class A	(5,797,919)	(13,335,143)
Class C	(360,522)	(1,322,934)
Class Y	(166,500,891)	(3,139,543)
Class R5	(78,472)	(19,771)
Class R6	(1,990,959)	(22,551,930)
Net increase (decrease) in net assets resulting from share transactions	(174,728,763)	(40,369,321)
Net increase (decrease) in net assets	(217,424,405)	13,039,064
Net assets:
Beginning of period	609,339,340	596,300,276
End of period	$391,914,935	$609,339,340
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Real Estate Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$8.65	$0.12	$(0.46)	$(0.34)	$(0.15)	$—	$—	$(0.15)	$8.16	(3.94)%	$76,755	1.28%(d)	1.28%(d)	2.98%(d)	57%
Year ended 08/31/24	7.93	0.29	0.71	1.00	(0.28)	—	—	(0.28)	8.65	12.96	87,526	1.26	1.26	3.61	49
Year ended 08/31/23	8.35	0.27	(0.50)	(0.23)	(0.19)	—	—	(0.19)	7.93	(2.69)	93,512	1.21	1.21	3.39	78
Year ended 08/31/22	9.88	0.16	(1.48)	(1.32)	(0.12)	—	(0.09)	(0.21)	8.35	(13.56)	116,084	1.20	1.20	1.69	39
Year ended 08/31/21	8.06	0.14	1.84	1.98	(0.16)	—	—	(0.16)	9.88	24.81 (e)	149,008	1.19 (e)	1.19 (e)	1.63 (e)	41
Year ended 08/31/20	9.57	0.21	(0.99)	(0.78)	(0.48)	(0.25)	—	(0.73)	8.06	(8.55)	135,022	1.22	1.22	2.48	72
Class C
Six months ended 02/28/25	8.64	0.09	(0.46)	(0.37)	(0.12)	—	—	(0.12)	8.15	(4.31)	1,727	2.03 (d)	2.03 (d)	2.23 (d)	57
Year ended 08/31/24	7.92	0.23	0.71	0.94	(0.22)	—	—	(0.22)	8.64	12.13	2,197	2.01	2.01	2.86	49
Year ended 08/31/23	8.34	0.21	(0.50)	(0.29)	(0.13)	—	—	(0.13)	7.92	(3.45)	3,304	1.96	1.96	2.64	78
Year ended 08/31/22	9.86	0.09	(1.47)	(1.38)	(0.08)	—	(0.06)	(0.14)	8.34	(14.15)	5,782	1.95	1.95	0.94	39
Year ended 08/31/21	8.05	0.08	1.82	1.90	(0.09)	—	—	(0.09)	9.86	23.79	9,722	1.95	1.95	0.87	41
Year ended 08/31/20	9.55	0.15	(0.99)	(0.84)	(0.41)	(0.25)	—	(0.66)	8.05	(9.22)	21,394	1.97	1.97	1.73	72
Class Y
Six months ended 02/28/25	8.62	0.14	(0.46)	(0.32)	(0.16)	—	—	(0.16)	8.14	(3.72)	133,848	1.03 (d)	1.03 (d)	3.23 (d)	57
Year ended 08/31/24	7.90	0.31	0.71	1.02	(0.30)	—	—	(0.30)	8.62	13.29	327,310	1.01	1.01	3.86	49
Year ended 08/31/23	8.33	0.29	(0.51)	(0.22)	(0.21)	—	—	(0.21)	7.90	(2.57)	301,210	0.96	0.96	3.64	78
Year ended 08/31/22	9.84	0.18	(1.46)	(1.28)	(0.13)	—	(0.10)	(0.23)	8.33	(13.20)	305,110	0.95	0.95	1.94	39
Year ended 08/31/21	8.03	0.17	1.82	1.99	(0.18)	—	—	(0.18)	9.84	25.08	347,456	0.95	0.95	1.87	41
Year ended 08/31/20	9.54	0.23	(0.99)	(0.76)	(0.50)	(0.25)	—	(0.75)	8.03	(8.34)	296,997	0.97	0.97	2.73	72
Class R5
Six months ended 02/28/25	8.63	0.14	(0.46)	(0.32)	(0.17)	—	—	(0.17)	8.14	(3.79)	1,244	0.91 (d)	0.91 (d)	3.35 (d)	57
Year ended 08/31/24	7.91	0.31	0.72	1.03	(0.31)	—	—	(0.31)	8.63	13.38	1,396	0.91	0.91	3.96	49
Year ended 08/31/23	8.33	0.29	(0.49)	(0.20)	(0.22)	—	—	(0.22)	7.91	(2.38)	1,303	0.89	0.89	3.71	78
Year ended 08/31/22	9.87	0.19	(1.49)	(1.30)	(0.13)	—	(0.11)	(0.24)	8.33	(13.41)	1,424	0.89	0.89	2.00	39
Year ended 08/31/21	8.05	0.17	1.83	2.00	(0.18)	—	—	(0.18)	9.87	25.21	3,504	0.89	0.89	1.93	41
Year ended 08/31/20	9.56	0.24	(1.00)	(0.76)	(0.50)	(0.25)	—	(0.75)	8.05	(8.27)	2,940	0.91	0.91	2.79	72
Class R6
Six months ended 02/28/25	8.65	0.14	(0.46)	(0.32)	(0.17)	—	—	(0.17)	8.16	(3.75)	178,341	0.84 (d)	0.84 (d)	3.42 (d)	57
Year ended 08/31/24	7.92	0.32	0.72	1.04	(0.31)	—	—	(0.31)	8.65	13.58	190,911	0.84	0.84	4.03	49
Year ended 08/31/23	8.35	0.30	(0.51)	(0.21)	(0.22)	—	—	(0.22)	7.92	(2.42)	196,972	0.82	0.82	3.78	78
Year ended 08/31/22	9.87	0.19	(1.47)	(1.28)	(0.13)	—	(0.11)	(0.24)	8.35	(13.14)	213,197	0.82	0.82	2.07	39
Year ended 08/31/21	8.05	0.18	1.83	2.01	(0.19)	—	—	(0.19)	9.87	25.33	243,338	0.80	0.80	2.02	41
Year ended 08/31/20	9.56	0.24	(0.99)	(0.75)	(0.51)	(0.25)	—	(0.76)	8.05	(8.17)	205,791	0.82	0.82	2.88	72

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Global Real Estate Income Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Global Real Estate Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
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Invesco Global Real Estate Income Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser $632 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably,
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Invesco Global Real Estate Income Fund

and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.74%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $5,132.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $1,835 in front-end sales commissions from the sale of Class A shares and $0 and $5 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $7,596 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
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Invesco Global Real Estate Income Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$12,491,671	$—	$12,491,671
Canada	3,755,488	—	—	3,755,488
Cayman Islands	—	3,835,428	—	3,835,428
France	—	7,140,010	—	7,140,010
Germany	—	12,073,073	—	12,073,073
Hong Kong	—	9,742,656	—	9,742,656
Japan	—	26,434,136	—	26,434,136
Netherlands	—	2,881,246	—	2,881,246
Singapore	—	7,100,720	—	7,100,720
Spain	—	2,262,196	—	2,262,196
Sweden	—	6,428,629	—	6,428,629
United Kingdom	—	8,141,159	—	8,141,159
United States	243,131,749	44,435,179	—	287,566,928
Money Market Funds	608,558	6,162,898	—	6,771,456
Total Investments	$247,495,795	$149,129,001	$—	$396,624,796
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,627.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
13
Invesco Global Real Estate Income Fund

The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$7,240,660	$32,935,546	$40,176,206
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $286,360,325 and $451,803,161, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$32,811,319
Aggregate unrealized (depreciation) of investments	(13,896,272)
Net unrealized appreciation of investments	$18,915,047
Cost of investments for tax purposes is $377,709,749.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	165,979	$1,362,332	521,813	$4,170,131
Class C	21,473	184,310	19,084	150,144
Class Y	1,847,871	15,330,700	12,201,971	96,496,879
Class R5	19,091	160,144	41,555	335,394
Class R6	541,523	4,473,867	648,425	5,201,153
Issued as reinvestment of dividends:
Class A	138,571	1,161,966	313,791	2,505,532
Class C	2,358	19,749	7,143	57,108
Class Y	622,506	5,200,635	1,236,851	9,830,045
Class R5	2,983	24,976	6,056	48,121
Class R6	432,285	3,619,588	943,902	7,513,696
Automatic conversion of Class C shares to Class A shares:
Class A	36,435	312,050	82,757	667,406
Class C	(36,463)	(312,050)	(82,844)	(667,406)
Reacquired:
Class A	(1,051,503)	(8,634,267)	(2,596,969)	(20,678,212)
Class C	(29,753)	(252,531)	(106,262)	(862,780)
Class Y	(23,976,079)	(187,032,226)	(13,602,099)	(109,466,467)
Class R5	(31,002)	(263,592)	(50,606)	(403,286)
Class R6	(1,192,355)	(10,084,414)	(4,373,917)	(35,266,779)
Net increase (decrease) in share activity	(22,486,080)	$(174,728,763)	(4,789,349)	$(40,369,321)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 28% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
14
Invesco Global Real Estate Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Global Real Estate Income Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
GREI-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Growth and Income Fund
Nasdaq:
A: ACGIX ■ C: ACGKX ■ R: ACGLX ■ Y: ACGMX ■ R5: ACGQX ■ R6: GIFFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.07%
Aerospace & Defense–2.52%
RTX Corp.	571,788	$76,042,086
Textron, Inc.	396,103	29,600,777
		105,642,863
Air Freight & Logistics–1.22%
FedEx Corp.	195,108	51,293,893
Application Software–1.10%
Salesforce, Inc.	155,266	46,245,978
Asset Management & Custody Banks–1.25%
KKR & Co., Inc., Class A	386,663	52,427,636
Automobile Manufacturers–1.30%
General Motors Co.	1,112,655	54,664,740
Broadline Retail–2.29%
Amazon.com, Inc.(b)	451,984	95,947,164
Building Products–2.37%
Johnson Controls International PLC	1,157,808	99,177,833
Cargo Ground Transportation–0.69%
J.B. Hunt Transport Services, Inc.	178,793	28,819,644
Communications Equipment–1.28%
Cisco Systems, Inc.	837,739	53,707,447
Consumer Finance–0.48%
American Express Co.	66,999	20,164,019
Distributors–0.75%
Genuine Parts Co.	252,739	31,562,046
Diversified Banks–9.25%
Bank of America Corp.	3,204,946	147,748,011
PNC Financial Services Group, Inc. (The)	305,859	58,700,459
Wells Fargo & Co.	2,310,351	180,946,690
		387,395,160
Electric Utilities–3.15%
American Electric Power Co., Inc.	381,912	40,501,768
FirstEnergy Corp.	780,182	30,247,656
PPL Corp.	1,738,516	61,213,148
		131,962,572
Electrical Components & Equipment–1.45%
Emerson Electric Co.	499,725	60,771,557
Electronic Components–0.86%
Coherent Corp.(b)	480,012	36,092,102
Electronic Equipment & Instruments–0.92%
Zebra Technologies Corp., Class A(b)	121,793	38,370,885
Fertilizers & Agricultural Chemicals–0.88%
Corteva, Inc.	582,771	36,702,918
Shares		Value
Food Distributors–3.12%
Sysco Corp.	916,002	$69,194,791
US Foods Holding Corp.(b)	855,885	61,349,837
		130,544,628
Health Care Equipment–2.47%
GE HealthCare Technologies, Inc.	334,320	29,202,852
Medtronic PLC	808,178	74,368,540
		103,571,392
Health Care Services–1.32%
CVS Health Corp.	839,687	55,184,230
Industrial Machinery & Supplies & Components–3.74%
Fortive Corp.	528,629	42,047,151
Parker-Hannifin Corp.	127,440	85,194,914
Stanley Black & Decker, Inc.	341,917	29,586,078
		156,828,143
Insurance Brokers–2.00%
Willis Towers Watson PLC	246,865	83,847,698
Integrated Oil & Gas–5.42%
Chevron Corp.	420,987	66,776,958
Exxon Mobil Corp.	551,182	61,363,092
Shell PLC (United Kingdom)	1,907,910	63,753,465
Suncor Energy, Inc. (Canada)(c)	924,014	35,357,467
		227,250,982
Interactive Media & Services–3.09%
Alphabet, Inc., Class A	428,903	73,033,603
Meta Platforms, Inc., Class A	84,275	56,312,555
		129,346,158
Investment Banking & Brokerage–3.13%
Charles Schwab Corp. (The)	889,003	70,702,409
Goldman Sachs Group, Inc. (The)	97,186	60,477,876
		131,180,285
IT Consulting & Other Services–1.23%
Cognizant Technology Solutions Corp., Class A	617,910	51,490,440
Managed Health Care–4.30%
Centene Corp.(b)	779,438	45,332,114
Elevance Health, Inc.	103,666	41,142,962
Humana, Inc.	190,832	51,604,790
UnitedHealth Group, Inc.	88,490	42,029,210
		180,109,076
Movies & Entertainment–1.79%
Walt Disney Co. (The)	660,543	75,169,793
Multi-line Insurance–1.18%
American International Group, Inc.	597,443	49,551,922
Oil & Gas Exploration & Production–2.26%
ConocoPhillips	643,585	63,811,453
EQT Corp.	639,319	30,795,996
		94,607,449
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Growth and Income Fund

Shares		Value
Pharmaceuticals–6.20%
Bristol-Myers Squibb Co.	839,418	$50,046,101
Johnson & Johnson	511,532	84,413,011
Merck & Co., Inc.	358,657	33,086,108
Pfizer, Inc.	1,216,123	32,142,131
Sanofi S.A.	549,841	60,074,061
		259,761,412
Property & Casualty Insurance–1.03%
Allstate Corp. (The)	215,765	42,969,600
Rail Transportation–2.59%
CSX Corp.	1,662,046	53,202,092
Norfolk Southern Corp.	225,166	55,334,545
		108,536,637
Real Estate Services–1.86%
CBRE Group, Inc., Class A(b)	550,037	78,072,252
Regional Banks–1.66%
Citizens Financial Group, Inc.	1,515,519	69,365,305
Restaurants–1.09%
Starbucks Corp.	395,704	45,826,480
Semiconductor Materials & Equipment–0.88%
Lam Research Corp.	480,824	36,898,434
Semiconductors–3.84%
Marvell Technology, Inc.	616,686	56,624,108
Microchip Technology, Inc.	1,040,417	61,238,945
NXP Semiconductors N.V. (China)	200,293	43,181,168
		161,044,221
Specialty Chemicals–1.53%
DuPont de Nemours, Inc.	424,722	34,729,518
PPG Industries, Inc.	259,151	29,341,076
		64,070,594
Systems Software–3.12%
Microsoft Corp.	205,252	81,482,991
Oracle Corp.	296,259	49,196,770
		130,679,761
Shares		Value
Tobacco–1.93%
Philip Morris International, Inc. (Switzerland)	520,416	$80,810,196
Trading Companies & Distributors–1.27%
Ferguson Enterprises, Inc.(c)	298,545	52,991,738
Transaction & Payment Processing Services–3.09%
Fidelity National Information Services, Inc.	618,974	44,021,431
Fiserv, Inc.(b)	362,374	85,407,928
		129,429,359
Wireless Telecommunication Services–1.17%
T-Mobile US, Inc.	182,461	49,207,907
Total Common Stocks & Other Equity Interests (Cost $2,771,611,697)		4,109,294,549
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	26,216,461	26,216,461
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	48,688,472	48,688,472
Total Money Market Funds (Cost $74,904,933)		74,904,933
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $2,846,516,630)		4,184,199,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.99%
Invesco Private Government Fund, 4.34%(d)(e)(f)	11,439,006	11,439,006
Invesco Private Prime Fund, 4.47%(d)(e)(f)	29,956,787	29,965,774
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,404,780)		41,404,780
TOTAL INVESTMENTS IN SECURITIES–100.85% (Cost $2,887,921,410)		4,225,604,262
OTHER ASSETS LESS LIABILITIES—(0.85)%		(35,416,934)
NET ASSETS–100.00%		$4,190,187,328
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,923,577	$90,740,345	$(89,447,461)	$-	$-	$26,216,461	$663,763
Invesco Treasury Portfolio, Institutional Class	46,287,402	168,517,784	(166,116,714)	-	-	48,688,472	1,226,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Growth and Income Fund

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,526,116	$105,691,656	$(108,778,766)	$-	$-	$11,439,006	$89,731*
Invesco Private Prime Fund	37,845,036	250,719,917	(258,595,466)	-	(3,713)	29,965,774	258,973*
Total	$123,582,131	$615,669,702	$(622,938,407)	$-	$(3,713)	$116,309,713	$2,239,398

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/07/2025	Bank of New York Mellon (The)	CAD	38,663,056	USD	26,863,074	$97,707
04/07/2025	Bank of New York Mellon (The)	EUR	43,146,755	USD	45,054,058	218,094
03/06/2025	State Street Bank & Trust Co.	CAD	40,981,462	USD	28,468,293	138,225
03/06/2025	State Street Bank & Trust Co.	EUR	49,783,074	USD	51,899,375	252,207
03/06/2025	State Street Bank & Trust Co.	USD	382,110	CAD	555,761	2,082
03/06/2025	State Street Bank & Trust Co.	USD	862,664	GBP	691,174	6,759
04/07/2025	State Street Bank & Trust Co.	GBP	38,126,456	USD	48,165,189	209,589
Subtotal—Appreciation						924,663
Currency Risk
03/06/2025	Bank of New York Mellon (The)	GBP	29,514,098	USD	36,715,539	(410,066)
03/06/2025	Bank of New York Mellon (The)	USD	26,825,127	CAD	38,663,056	(97,750)
03/06/2025	Bank of New York Mellon (The)	USD	44,980,492	EUR	43,146,755	(218,136)
03/06/2025	State Street Bank & Trust Co.	GBP	10,022,491	USD	12,487,365	(119,865)
03/06/2025	State Street Bank & Trust Co.	USD	1,237,150	CAD	1,762,645	(18,651)
03/06/2025	State Street Bank & Trust Co.	USD	6,954,163	EUR	6,636,319	(69,352)
03/06/2025	State Street Bank & Trust Co.	USD	49,074,119	GBP	38,845,416	(210,708)
04/07/2025	State Street Bank & Trust Co.	USD	461,324	CAD	665,290	(762)
Subtotal—Depreciation						(1,145,290)
Total Forward Foreign Currency Contracts						$(220,627)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Growth and Income Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,771,611,697)*	$4,109,294,549
Investments in affiliated money market funds, at value (Cost $116,309,713)	116,309,713
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	924,663
Foreign currencies, at value (Cost $1,132)	1,106
Receivable for:
Fund shares sold	1,631,972
Dividends	8,161,463
Investment for trustee deferred compensation and retirement plans	639,002
Other assets	82,505
Total assets	4,237,044,973
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,145,290
Payable for:
Fund shares reacquired	1,958,260
Collateral upon return of securities loaned	41,404,780
Accrued fees to affiliates	1,489,396
Accrued trustees’ and officers’ fees and benefits	3,378
Accrued other operating expenses	174,776
Trustee deferred compensation and retirement plans	681,765
Total liabilities	46,857,645
Net assets applicable to shares outstanding	$4,190,187,328
Net assets consist of:
Shares of beneficial interest	$2,769,504,676
Distributable earnings	1,420,682,652
$4,190,187,328
Net Assets:
Class A	$2,681,480,366
Class C	$27,471,149
Class R	$55,245,532
Class Y	$354,014,329
Class R5	$194,330,649
Class R6	$877,645,303
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	120,231,620
Class C	1,263,388
Class R	2,471,692
Class Y	15,859,208
Class R5	8,688,234
Class R6	39,237,079
Class A:
Net asset value per share	$22.30
Maximum offering price per share (Net asset value of $22.30 ÷ 94.50%)	$23.60
Class C:
Net asset value and offering price per share	$21.74
Class R:
Net asset value and offering price per share	$22.35
Class Y:
Net asset value and offering price per share	$22.32
Class R5:
Net asset value and offering price per share	$22.37
Class R6:
Net asset value and offering price per share	$22.37

*	At February 28, 2025, securities with an aggregate value of $39,779,540 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Growth and Income Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $185,849)	$38,158,311
Dividends from affiliated money market funds (includes net securities lending income of $30,780)	1,921,474
Total investment income	40,079,785
Expenses:
Advisory fees	7,496,305
Administrative services fees	287,732
Custodian fees	15,991
Distribution fees:
Class A	3,327,276
Class C	137,415
Class R	134,119
Transfer agent fees — A, C, R and Y	2,021,985
Transfer agent fees — R5	103,440
Transfer agent fees — R6	128,412
Trustees’ and officers’ fees and benefits	26,922
Registration and filing fees	64,069
Reports to shareholders	115,820
Professional services fees	45,534
Other	31,050
Total expenses	13,936,070
Less: Fees waived and/or expense offset arrangement(s)	(63,555)
Net expenses	13,872,515
Net investment income	26,207,270
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	211,122,161
Affiliated investment securities	(3,713)
Foreign currencies	(200,165)
Forward foreign currency contracts	5,022,277
215,940,560
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,001,571
Foreign currencies	(18,960)
Forward foreign currency contracts	2,046,965
18,029,576
Net realized and unrealized gain	233,970,136
Net increase in net assets resulting from operations	$260,177,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Growth and Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$26,207,270	$60,080,359
Net realized gain	215,940,560	347,920,378
Change in net unrealized appreciation	18,029,576	403,444,452
Net increase in net assets resulting from operations	260,177,406	811,445,189
Distributions to shareholders from distributable earnings:
Class A	(241,767,746)	(300,185,564)
Class C	(2,495,373)	(3,460,670)
Class R	(4,807,106)	(6,532,451)
Class Y	(33,837,348)	(43,157,093)
Class R5	(18,132,927)	(28,332,007)
Class R6	(78,951,039)	(103,212,723)
Total distributions from distributable earnings	(379,991,539)	(484,880,508)
Share transactions–net:
Class A	106,269,550	7,428,976
Class C	(639,824)	(3,154,855)
Class R	4,618,769	(5,373,337)
Class Y	(2,727,701)	(10,026,423)
Class R5	(51,185,727)	(98,768,283)
Class R6	47,583,332	(14,825,913)
Net increase (decrease) in net assets resulting from share transactions	103,918,399	(124,719,835)
Net increase (decrease) in net assets	(15,895,734)	201,844,846
Net assets:
Beginning of period	4,206,083,062	4,004,238,216
End of period	$4,190,187,328	$4,206,083,062
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Growth and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$23.01	$0.13	$1.31	$1.44	$(0.14)	$(2.01)	$(2.15)	$22.30	6.31%	$2,681,480	0.77%(d)	0.77%(d)	1.15%(d)	13%
Year ended 08/31/24	21.37	0.30	4.04	4.34	(0.32)	(2.38)	(2.70)	23.01	22.39	2,652,126	0.79	0.79	1.40	25
Year ended 08/31/23	22.20	0.33	1.36	1.69	(0.38)	(2.14)	(2.52)	21.37	8.00	2,438,756	0.79	0.79	1.57	21
Year ended 08/31/22	28.10	0.32	(1.13)	(0.81)	(0.29)	(4.80)	(5.09)	22.20	(3.90)	2,499,911	0.78	0.78	1.28	23
Year ended 08/31/21	20.01	0.30	8.63	8.93	(0.35)	(0.49)	(0.84)	28.10	45.62	2,844,145	0.80	0.80	1.22	33
Year ended 08/31/20	22.89	0.41	(1.24)	(0.83)	(0.44)	(1.61)	(2.05)	20.01	(4.39)	2,609,002	0.81	0.81	1.97	26
Class C
Six months ended 02/28/25	22.47	0.05	1.27	1.32	(0.04)	(2.01)	(2.05)	21.74	5.95 (e)	27,471	1.50 (d)(e)	1.50 (d)(e)	0.42 (d)(e)	13
Year ended 08/31/24	20.93	0.14	3.94	4.08	(0.16)	(2.38)	(2.54)	22.47	21.44 (e)	28,958	1.53 (e)	1.53 (e)	0.66 (e)	25
Year ended 08/31/23	21.77	0.18	1.33	1.51	(0.21)	(2.14)	(2.35)	20.93	7.25 (e)	29,875	1.52 (e)	1.52 (e)	0.84 (e)	21
Year ended 08/31/22	27.69	0.13	(1.09)	(0.96)	(0.16)	(4.80)	(4.96)	21.77	(4.58)(e)	32,497	1.52 (e)	1.52 (e)	0.54 (e)	23
Year ended 08/31/21	19.73	0.12	8.51	8.63	(0.18)	(0.49)	(0.67)	27.69	44.53 (e)	39,357	1.50 (e)	1.50 (e)	0.52 (e)	33
Year ended 08/31/20	22.57	0.25	(1.20)	(0.95)	(0.28)	(1.61)	(1.89)	19.73	(5.05)	38,808	1.56	1.56	1.22	26
Class R
Six months ended 02/28/25	23.05	0.10	1.32	1.42	(0.11)	(2.01)	(2.12)	22.35	6.21	55,246	1.02 (d)	1.02 (d)	0.90 (d)	13
Year ended 08/31/24	21.41	0.25	4.03	4.28	(0.26)	(2.38)	(2.64)	23.05	22.03	52,198	1.04	1.04	1.15	25
Year ended 08/31/23	22.23	0.28	1.36	1.64	(0.32)	(2.14)	(2.46)	21.41	7.75	53,250	1.04	1.04	1.32	21
Year ended 08/31/22	28.13	0.25	(1.13)	(0.88)	(0.22)	(4.80)	(5.02)	22.23	(4.14)	51,354	1.03	1.03	1.03	23
Year ended 08/31/21	20.03	0.24	8.64	8.88	(0.29)	(0.49)	(0.78)	28.13	45.26	60,808	1.05	1.05	0.97	33
Year ended 08/31/20	22.90	0.36	(1.23)	(0.87)	(0.39)	(1.61)	(2.00)	20.03	(4.60)	61,342	1.06	1.06	1.72	26
Class Y
Six months ended 02/28/25	23.03	0.16	1.31	1.47	(0.17)	(2.01)	(2.18)	22.32	6.45	354,014	0.52 (d)	0.52 (d)	1.40 (d)	13
Year ended 08/31/24	21.39	0.35	4.04	4.39	(0.37)	(2.38)	(2.75)	23.03	22.67	367,898	0.54	0.54	1.65	25
Year ended 08/31/23	22.22	0.39	1.35	1.74	(0.43)	(2.14)	(2.57)	21.39	8.28	349,894	0.54	0.54	1.82	21
Year ended 08/31/22	28.12	0.38	(1.12)	(0.74)	(0.36)	(4.80)	(5.16)	22.22	(3.63)	427,166	0.53	0.53	1.53	23
Year ended 08/31/21	20.03	0.36	8.63	8.99	(0.41)	(0.49)	(0.90)	28.12	45.94	517,664	0.55	0.55	1.47	33
Year ended 08/31/20	22.91	0.47	(1.24)	(0.77)	(0.50)	(1.61)	(2.11)	20.03	(4.12)	477,858	0.56	0.56	2.22	26
Class R5
Six months ended 02/28/25	23.07	0.16	1.32	1.48	(0.17)	(2.01)	(2.18)	22.37	6.50	194,331	0.49 (d)	0.49 (d)	1.43 (d)	13
Year ended 08/31/24	21.43	0.36	4.04	4.40	(0.38)	(2.38)	(2.76)	23.07	22.69	250,613	0.50	0.50	1.69	25
Year ended 08/31/23	22.25	0.40	1.36	1.76	(0.44)	(2.14)	(2.58)	21.43	8.36	329,238	0.49	0.49	1.87	21
Year ended 08/31/22	28.16	0.39	(1.13)	(0.74)	(0.37)	(4.80)	(5.17)	22.25	(3.62)	397,345	0.48	0.48	1.58	23
Year ended 08/31/21	20.06	0.38	8.64	9.02	(0.43)	(0.49)	(0.92)	28.16	46.04	438,989	0.47	0.47	1.55	33
Year ended 08/31/20	22.94	0.49	(1.24)	(0.75)	(0.52)	(1.61)	(2.13)	20.06	(4.03)	443,315	0.48	0.48	2.30	26
Class R6
Six months ended 02/28/25	23.07	0.17	1.32	1.49	(0.18)	(2.01)	(2.19)	22.37	6.53	877,645	0.42 (d)	0.42 (d)	1.50 (d)	13
Year ended 08/31/24	21.43	0.38	4.03	4.41	(0.39)	(2.38)	(2.77)	23.07	22.77	854,291	0.43	0.43	1.76	25
Year ended 08/31/23	22.25	0.41	1.37	1.78	(0.46)	(2.14)	(2.60)	21.43	8.45	803,225	0.42	0.42	1.94	21
Year ended 08/31/22	28.16	0.41	(1.13)	(0.72)	(0.39)	(4.80)	(5.19)	22.25	(3.55)	931,558	0.41	0.41	1.65	23
Year ended 08/31/21	20.06	0.39	8.65	9.04	(0.45)	(0.49)	(0.94)	28.16	46.16	1,102,312	0.40	0.40	1.62	33
Year ended 08/31/20	22.94	0.50	(1.23)	(0.73)	(0.54)	(1.61)	(2.15)	20.06	(3.93)	1,147,101	0.39	0.39	2.39	26

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98%, 0.99%, 0.98%, 0.99% and
0.95% for the six months ended February 28, 2025 and the years ended August 31, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Growth and Income Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Growth and Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following
10
Invesco Growth and Income Fund

the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.36%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and
11
Invesco Growth and Income Fund

Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $44,425.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $133,506 in front-end sales commissions from the sale of Class A shares and $2,455 and $299 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $60,225 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,985,467,023	$123,827,526	$—	$4,109,294,549
Money Market Funds	74,904,933	41,404,780	—	116,309,713
Total Investments in Securities	4,060,371,956	165,232,306	—	4,225,604,262
Other Investments - Assets*
Forward Foreign Currency Contracts	—	924,663	—	924,663
12
Invesco Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Forward Foreign Currency Contracts	$—	$(1,145,290)	$—	$(1,145,290)
Total Other Investments	—	(220,627)	—	(220,627)
Total Investments	$4,060,371,956	$165,011,679	$—	$4,225,383,635

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$924,663
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$924,663
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,145,290)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,145,290)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$315,801	$(725,952)	$(410,151)	$—	$—	$(410,151)
State Street Bank & Trust Co.	608,862	(419,338)	189,524	—	—	189,524
Total	$924,663	$(1,145,290)	$(220,627)	$—	$—	$(220,627)
Effect of Derivative Investments for the six months ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$5,022,277
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,046,965
Total	$7,069,242
13
Invesco Growth and Income Fund

The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$358,987,027

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $19,130.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $529,702,633 and $777,067,676, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,386,799,863
Aggregate unrealized (depreciation) of investments	(74,349,659)
Net unrealized appreciation of investments	$1,312,450,204
Cost of investments for tax purposes is $2,912,933,431.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,671,867	$60,806,448	5,659,928	$120,499,912
Class C	98,049	2,191,953	188,636	3,908,242
Class R	215,494	4,946,628	396,500	8,471,919
Class Y	881,729	20,154,272	2,328,622	49,659,891
Class R5	664,809	15,642,889	1,246,983	26,754,719
Class R6	2,750,171	62,203,892	5,635,348	119,311,443
14
Invesco Growth and Income Fund

	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	10,137,074	$224,416,454	14,517,410	$289,238,470
Class C	111,101	2,398,783	172,443	3,349,737
Class R	216,603	4,807,053	327,364	6,532,394
Class Y	1,252,576	27,746,880	1,955,458	38,988,158
Class R5	816,482	18,129,942	1,411,786	28,241,376
Class R6	3,511,849	77,951,899	5,146,729	102,918,903
Automatic conversion of Class C shares to Class A shares:
Class A	134,268	3,060,184	210,733	4,533,644
Class C	(137,556)	(3,060,184)	(215,605)	(4,533,644)
Reacquired:
Class A	(7,981,707)	(182,013,536)	(19,220,930)	(406,843,050)
Class C	(97,077)	(2,170,376)	(284,306)	(5,879,190)
Class R	(224,738)	(5,134,912)	(946,794)	(20,377,650)
Class Y	(2,251,069)	(50,628,853)	(4,665,561)	(98,674,472)
Class R5	(3,656,475)	(84,958,558)	(7,160,491)	(153,764,378)
Class R6	(4,053,334)	(92,572,459)	(11,240,954)	(237,056,259)
Net increase (decrease) in share activity	5,060,116	$103,918,399	(4,536,701)	$(124,719,835)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Growth and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Growth and Income Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
VK-GRI-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Income Advantage U.S. Fund
Nasdaq:
A: SCAUX ■ C: SCCUX ■ R: SCRUX ■ Y: SCAYX ■ Investor: SCNUX ■ R5: SCIUX ■ R6: SLESX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–75.79%
Advertising–0.09%
Omnicom Group, Inc.	1,298	$107,423
Trade Desk, Inc. (The), Class A(b)	947	66,593
		174,016
Aerospace & Defense–1.88%
Boeing Co. (The)(b)	681	118,923
General Dynamics Corp.	1,219	307,919
General Electric Co.	3,864	799,771
L3Harris Technologies, Inc.(b)	749	154,376
Lockheed Martin Corp.	1,506	678,257
Northrop Grumman Corp.	739	341,226
RTX Corp.	7,960	1,058,601
TransDigm Group, Inc.	145	198,244
		3,657,317
Agricultural & Farm Machinery–0.25%
Deere & Co.	1,021	490,887
Agricultural Products & Services–0.09%
Archer-Daniels-Midland Co.	3,698	174,546
Air Freight & Logistics–0.23%
FedEx Corp.	652	171,411
United Parcel Service, Inc., Class B	2,272	270,436
		441,847
Apparel Retail–0.33%
Ross Stores, Inc.	314	44,060
TJX Cos., Inc. (The)	4,739	591,238
		635,298
Apparel, Accessories & Luxury Goods–0.05%
lululemon athletica, inc.(b)(c)	266	97,252
Application Software–1.78%
Adobe, Inc.(b)	920	403,475
ANSYS, Inc.(b)	84	27,993
Autodesk, Inc.(b)	207	56,761
Cadence Design Systems, Inc.(b)	441	110,471
Datadog, Inc., Class A(b)	496	57,809
Fair Isaac Corp.(b)	126	237,680
HubSpot, Inc.(b)	111	80,363
Intuit, Inc.	426	261,496
Palantir Technologies, Inc., Class A(b)	10,085	856,418
Roper Technologies, Inc.	639	373,496
Salesforce, Inc.	2,688	800,621
Synopsys, Inc.(b)	148	67,677
Workday, Inc., Class A(b)	488	128,510
		3,462,770
Asset Management & Custody Banks–0.70%
Ameriprise Financial, Inc.	314	168,712
Bank of New York Mellon Corp. (The)	2,134	189,819
BlackRock, Inc.	247	241,512
Blackstone, Inc., Class A	2,088	336,502
Shares		Value
Asset Management & Custody Banks–(continued)
KKR & Co., Inc., Class A	1,503	$203,792
Northern Trust Corp.	878	96,773
State Street Corp.	531	52,691
T. Rowe Price Group, Inc.	684	72,313
		1,362,114
Automobile Manufacturers–0.89%
Ford Motor Co.	28,847	275,489
General Motors Co.	14,122	693,814
Tesla, Inc.(b)	2,605	763,213
		1,732,516
Automotive Parts & Equipment–0.08%
Aptiv PLC (Jersey)(b)	2,453	159,739
Automotive Retail–0.25%
AutoZone, Inc.(b)	61	213,073
O’Reilly Automotive, Inc.(b)	201	276,102
		489,175
Biotechnology–1.74%
AbbVie, Inc.	4,867	1,017,349
Amgen, Inc.	839	258,462
Biogen, Inc.(b)	652	91,606
BioNTech SE, ADR (Germany)(b)(c)	1,541	174,010
Gilead Sciences, Inc.	12,465	1,424,874
Moderna, Inc.(b)	332	10,279
Regeneron Pharmaceuticals, Inc.	325	227,090
Vertex Pharmaceuticals, Inc.(b)	410	196,714
		3,400,384
Broadline Retail–1.93%
Amazon.com, Inc.(b)	14,862	3,154,905
Coupang, Inc. (South Korea)(b)	8,772	207,897
eBay, Inc.	3,008	194,738
MercadoLibre, Inc. (Brazil)(b)	93	197,334
		3,754,874
Building Products–0.29%
Carrier Global Corp.(c)	2,374	153,835
Johnson Controls International PLC	1,454	124,550
Trane Technologies PLC	790	279,423
		557,808
Cable & Satellite–0.57%
Charter Communications, Inc., Class A(b)	545	198,146
Comcast Corp., Class A	25,370	910,275
		1,108,421
Cargo Ground Transportation–0.04%
Old Dominion Freight Line, Inc.	433	76,424
Casinos & Gaming–0.03%
Las Vegas Sands Corp.	1,333	59,598
Commodity Chemicals–0.12%
Dow, Inc.	2,020	76,982
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Advantage U.S. Fund

Shares		Value
Commodity Chemicals–(continued)
LyondellBasell Industries N.V., Class A	2,060	$158,270
		235,252
Communications Equipment–1.37%
Arista Networks, Inc.(b)	5,103	474,834
Cisco Systems, Inc.	27,352	1,753,537
Motorola Solutions, Inc.	1,008	443,742
		2,672,113
Construction & Engineering–0.07%
Quanta Services, Inc.	522	135,527
Construction Machinery & Heavy Transportation Equipment– 0.57%
Caterpillar, Inc.	2,162	743,620
Cummins, Inc.	412	151,690
PACCAR, Inc.	1,938	207,831
		1,103,141
Construction Materials–0.03%
Martin Marietta Materials, Inc.	59	28,505
Vulcan Materials Co.	128	31,656
		60,161
Consumer Electronics–0.11%
Garmin Ltd.	906	207,411
Consumer Finance–0.56%
American Express Co.	2,391	719,595
Capital One Financial Corp.	888	178,089
Discover Financial Services	978	190,896
		1,088,580
Consumer Staples Merchandise Retail–1.89%
Costco Wholesale Corp.	1,634	1,713,429
Dollar General Corp.	1,093	81,079
Dollar Tree, Inc.(b)(c)	513	37,377
Target Corp.	1,534	190,584
Walmart, Inc.	16,915	1,667,988
		3,690,457
Copper–0.11%
Freeport-McMoRan, Inc.	5,398	199,240
Southern Copper Corp. (Mexico)	85	7,525
		206,765
Data Center REITs–0.16%
Digital Realty Trust, Inc.	572	89,415
Equinix, Inc.	242	218,918
		308,333
Distillers & Vintners–0.05%
Brown-Forman Corp., Class B(c)	326	10,794
Constellation Brands, Inc., Class A	546	95,823
		106,617
Distributors–0.04%
Genuine Parts Co.	591	73,804
Diversified Banks–3.07%
Bank of America Corp.	23,524	1,084,457
Citigroup, Inc.	7,938	634,643
Shares		Value
Diversified Banks–(continued)
Fifth Third Bancorp	2,062	$89,635
JPMorgan Chase & Co.	9,879	2,614,477
NU Holdings Ltd., Class A (Brazil)(b)	8,865	95,299
PNC Financial Services Group, Inc. (The)	1,066	204,587
U.S. Bancorp	4,606	216,021
Wells Fargo & Co.	13,420	1,051,054
		5,990,173
Diversified Financial Services–0.06%
Apollo Global Management, Inc.(c)	772	115,236
Diversified Support Services–0.18%
Cintas Corp.	1,515	314,362
Copart, Inc.(b)	851	46,635
		360,997
Electric Utilities–2.02%
American Electric Power Co., Inc.	2,731	289,623
Constellation Energy Corp.	2,521	631,624
Duke Energy Corp.	5,832	685,202
Edison International	1,697	92,385
Entergy Corp.	2,015	175,930
Eversource Energy	1,149	72,398
Exelon Corp.	9,267	409,601
FirstEnergy Corp.	2,915	113,015
NextEra Energy, Inc.	8,164	572,868
PG&E Corp.	8,739	142,795
PPL Corp.	3,893	137,072
Southern Co. (The)	5,293	475,258
Xcel Energy, Inc.	1,892	136,413
		3,934,184
Electrical Components & Equipment–0.48%
AMETEK, Inc.	748	141,596
Eaton Corp. PLC	1,021	299,480
Emerson Electric Co.	1,764	214,520
Rockwell Automation, Inc.(c)	109	31,299
Vertiv Holdings Co., Class A	2,574	244,968
		931,863
Electronic Components–0.24%
Amphenol Corp., Class A	4,928	328,205
Corning, Inc.	2,906	145,736
		473,941
Electronic Equipment & Instruments–0.04%
Keysight Technologies, Inc.(b)	543	86,625
Electronic Manufacturing Services–0.14%
TE Connectivity PLC (Switzerland)	1,757	270,631
Environmental & Facilities Services–0.38%
Republic Services, Inc.	726	172,077
Waste Connections, Inc.	849	161,106
Waste Management, Inc.	1,768	411,555
		744,738
Fertilizers & Agricultural Chemicals–0.09%
Corteva, Inc.	2,648	166,771
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Advantage U.S. Fund

Shares		Value
Financial Exchanges & Data–0.74%
CME Group, Inc., Class A	1,340	$340,052
Coinbase Global, Inc., Class A(b)	187	40,321
Intercontinental Exchange, Inc.	1,335	231,262
Moody’s Corp.	488	245,923
MSCI, Inc.	163	96,253
Nasdaq, Inc.	1,020	84,435
S&P Global, Inc.	751	400,839
		1,439,085
Food Distributors–0.05%
Sysco Corp.	1,170	88,382
Food Retail–0.09%
Kroger Co. (The)	2,576	166,976
Footwear–0.19%
NIKE, Inc., Class B	4,638	368,396
Gold–0.11%
Newmont Corp.	5,024	215,228
Health Care Distributors–0.20%
Cardinal Health, Inc.	233	30,169
Cencora, Inc.	326	82,654
McKesson Corp.	422	270,190
		383,013
Health Care Equipment–2.01%
Abbott Laboratories	3,437	474,340
Baxter International, Inc.	490	16,910
Becton, Dickinson and Co.	1,183	266,802
Boston Scientific Corp.(b)	9,624	998,875
DexCom, Inc.(b)	373	32,962
Edwards Lifesciences Corp.(b)	1,009	72,264
GE HealthCare Technologies, Inc.(c)	1,034	90,320
IDEXX Laboratories, Inc.(b)	153	66,878
Intuitive Surgical, Inc.(b)	1,572	900,992
Medtronic PLC	5,214	479,792
ResMed, Inc.	798	186,349
STERIS PLC	95	20,830
Stryker Corp.	556	214,722
Zimmer Biomet Holdings, Inc.	871	90,863
		3,912,899
Health Care Facilities–0.28%
HCA Healthcare, Inc.	1,787	547,358
Health Care REITs–0.26%
Alexandria Real Estate Equities, Inc.(c)	910	93,057
Ventas, Inc.	1,683	116,430
Welltower, Inc.	1,955	300,112
		509,599
Health Care Services–0.41%
Cigna Group (The)	963	297,422
CVS Health Corp.	6,301	414,102
Labcorp Holdings, Inc.	322	80,835
		792,359
Health Care Supplies–0.01%
Align Technology, Inc.(b)	67	12,531
Shares		Value
Health Care Technology–0.02%
Veeva Systems, Inc., Class A(b)(c)	143	$32,052
Heavy Electrical Equipment–0.04%
GE Vernova, Inc.	249	83,460
Home Improvement Retail–0.93%
Home Depot, Inc. (The)	2,725	1,080,735
Lowe’s Cos., Inc.	2,918	725,532
		1,806,267
Homebuilding–0.23%
D.R. Horton, Inc.	1,905	241,573
Lennar Corp., Class A	1,780	212,941
		454,514
Hotels, Resorts & Cruise Lines–0.90%
Airbnb, Inc., Class A(b)	1,402	194,696
Booking Holdings, Inc.	120	601,921
Hilton Worldwide Holdings, Inc.	900	238,464
Marriott International, Inc., Class A	419	117,509
Royal Caribbean Cruises Ltd.	2,481	610,574
		1,763,164
Household Products–0.89%
Church & Dwight Co., Inc.	237	26,354
Colgate-Palmolive Co.	4,588	418,288
Kimberly-Clark Corp.	1,238	175,808
Procter & Gamble Co. (The)	6,441	1,119,704
		1,740,154
Human Resource & Employment Services–0.26%
Automatic Data Processing, Inc.	1,332	419,820
Paychex, Inc.(c)	627	95,097
		514,917
Industrial Conglomerates–0.39%
3M Co.	2,989	463,654
Honeywell International, Inc.	1,394	296,768
		760,422
Industrial Gases–0.49%
Air Products and Chemicals, Inc.(c)	574	181,470
Linde PLC	1,651	771,100
		952,570
Industrial Machinery & Supplies & Components–0.38%
Dover Corp.	556	110,516
Fortive Corp.	1,382	109,924
Illinois Tool Works, Inc.	848	223,855
Ingersoll Rand, Inc.	389	32,980
Otis Worldwide Corp.	831	82,917
Parker-Hannifin Corp.	224	149,746
Xylem, Inc.	233	30,498
		740,436
Industrial REITs–0.16%
Prologis, Inc.	2,537	314,385
Insurance Brokers–0.53%
Aon PLC, Class A	387	158,329
Arthur J. Gallagher & Co.	734	247,901
Marsh & McLennan Cos., Inc.	1,962	466,642
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Advantage U.S. Fund

Shares		Value
Insurance Brokers–(continued)
Willis Towers Watson PLC	490	$166,429
		1,039,301
Integrated Oil & Gas–0.60%
Chevron Corp.	3,339	529,632
Exxon Mobil Corp.	4,068	452,891
Occidental Petroleum Corp.	3,848	187,936
		1,170,459
Integrated Telecommunication Services–1.89%
AT&T, Inc.	74,865	2,052,050
Verizon Communications, Inc.	37,901	1,633,533
		3,685,583
Interactive Home Entertainment–0.11%
Electronic Arts, Inc.	1,388	179,219
Roblox Corp., Class A(b)	500	31,820
		211,039
Interactive Media & Services–5.02%
Alphabet, Inc., Class A	24,667	4,200,297
Meta Platforms, Inc., Class A	8,350	5,579,470
		9,779,767
Internet Services & Infrastructure–0.03%
Snowflake, Inc., Class A(b)	300	53,130
Investment Banking & Brokerage–0.73%
Charles Schwab Corp. (The)	1,596	126,930
Goldman Sachs Group, Inc. (The)	1,272	791,553
Morgan Stanley	3,816	507,948
		1,426,431
IT Consulting & Other Services–1.16%
Accenture PLC, Class A (Ireland)	1,513	527,280
Cognizant Technology Solutions Corp., Class A	2,893	241,074
Gartner, Inc.(b)	130	64,782
International Business Machines Corp.	5,649	1,426,033
		2,259,169
Life & Health Insurance–0.42%
Aflac, Inc.	2,198	240,615
MetLife, Inc.	3,968	341,962
Principal Financial Group, Inc.	586	52,177
Prudential Financial, Inc.	1,575	181,283
		816,037
Life Sciences Tools & Services–0.53%
Agilent Technologies, Inc.	561	71,763
Danaher Corp.	1,035	215,032
Illumina, Inc.(b)(c)	316	28,042
IQVIA Holdings, Inc.(b)	433	81,751
Mettler-Toledo International, Inc.(b)	49	62,363
Thermo Fisher Scientific, Inc.	1,017	537,952
Waters Corp.(b)	57	21,508
West Pharmaceutical Services, Inc.	70	16,264
		1,034,675
Managed Health Care–0.66%
Centene Corp.(b)	1,832	106,549
Shares		Value
Managed Health Care–(continued)
Elevance Health, Inc.	629	$249,638
Humana, Inc.	116	31,369
UnitedHealth Group, Inc.	1,914	909,073
		1,296,629
Metal, Glass & Plastic Containers–0.01%
Ball Corp.	287	15,122
Movies & Entertainment–0.39%
Liberty Media Corp.-Liberty Formula One(b)	792	76,373
Netflix, Inc.(b)	394	386,341
Walt Disney Co. (The)	1,658	188,680
Warner Bros. Discovery, Inc.(b)	10,162	116,456
		767,850
Multi-Family Residential REITs–0.15%
AvalonBay Communities, Inc.(c)	666	150,636
Equity Residential(c)	1,949	144,557
		295,193
Multi-line Insurance–0.12%
American International Group, Inc.	2,726	226,094
Multi-Sector Holdings–1.44%
Berkshire Hathaway, Inc., Class B(b)	5,474	2,812,705
Multi-Utilities–0.67%
Ameren Corp.	1,093	111,005
CMS Energy Corp.	1,318	96,280
Consolidated Edison, Inc.	1,936	196,543
Dominion Energy, Inc.	2,484	140,644
DTE Energy Co.	1,199	160,306
Public Service Enterprise Group, Inc.	2,984	242,152
Sempra	2,150	153,875
WEC Energy Group, Inc.	1,975	210,713
		1,311,518
Oil & Gas Equipment & Services–0.12%
Baker Hughes Co., Class A	1,844	82,224
Halliburton Co.	3,712	97,885
Schlumberger N.V.	1,363	56,783
		236,892
Oil & Gas Exploration & Production–0.41%
ConocoPhillips	2,402	238,158
Coterra Energy, Inc.	1,557	42,023
Devon Energy Corp.	2,345	84,936
Diamondback Energy, Inc.	451	71,691
EOG Resources, Inc.	2,085	264,670
Hess Corp.	639	95,173
		796,651
Oil & Gas Refining & Marketing–0.23%
Marathon Petroleum Corp.	1,176	176,612
Phillips 66	398	51,617
Valero Energy Corp.	1,761	230,215
		458,444
Oil & Gas Storage & Transportation–0.39%
Cheniere Energy, Inc.	656	149,935
Kinder Morgan, Inc.	7,902	214,144
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Advantage U.S. Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.	1,249	$125,387
Williams Cos., Inc. (The)	4,698	273,330
		762,796
Other Specialized REITs–0.15%
Millrose Properties, Inc.(b)(c)	890	20,345
VICI Properties, Inc.	8,442	274,281
		294,626
Other Specialty Retail–0.04%
Ulta Beauty, Inc.(b)	205	75,104
Packaged Foods & Meats–0.47%
General Mills, Inc.	3,099	187,861
Hershey Co. (The)	622	107,426
Hormel Foods Corp.	1,577	45,150
Kellanova	880	72,952
Kraft Heinz Co. (The)	5,060	155,393
McCormick & Co., Inc.	527	43,535
Mondelez International, Inc., Class A	4,023	258,397
Tyson Foods, Inc., Class A	866	53,120
		923,834
Passenger Airlines–0.02%
Delta Air Lines, Inc.	792	47,615
Passenger Ground Transportation–0.18%
Uber Technologies, Inc.(b)	4,606	350,102
Personal Care Products–0.04%
Estee Lauder Cos., Inc. (The), Class A	563	40,485
Kenvue, Inc.	1,854	43,755
		84,240
Pharmaceuticals–3.20%
Bristol-Myers Squibb Co.	10,241	610,568
Eli Lilly and Co.	1,476	1,358,850
Johnson & Johnson	16,539	2,729,266
Merck & Co., Inc.	10,754	992,056
Pfizer, Inc.	15,164	400,785
Zoetis, Inc.	883	147,673
		6,239,198
Property & Casualty Insurance–1.21%
Allstate Corp. (The)	1,277	254,315
Arch Capital Group Ltd.	1,881	174,764
Chubb Ltd.	2,076	592,656
Hartford Financial Services Group, Inc. (The)	1,879	222,248
Markel Group, Inc.(b)	64	123,740
Progressive Corp. (The)	2,474	697,668
Travelers Cos., Inc. (The)	1,166	301,399
		2,366,790
Rail Transportation–0.36%
CSX Corp.	7,099	227,239
Norfolk Southern Corp.	219	53,819
Union Pacific Corp.	1,714	422,827
		703,885
Real Estate Services–0.12%
CBRE Group, Inc., Class A(b)	1,381	196,019
Shares		Value
Real Estate Services–(continued)
CoStar Group, Inc.(b)(c)	392	$29,890
		225,909
Regional Banks–0.15%
M&T Bank Corp.	613	117,524
Regions Financial Corp.	3,062	72,600
Truist Financial Corp.	2,143	99,328
		289,452
Research & Consulting Services–0.10%
Equifax, Inc.	119	29,179
Verisk Analytics, Inc.	543	161,222
		190,401
Restaurants–0.64%
Chipotle Mexican Grill, Inc.(b)	1,308	70,593
DoorDash, Inc., Class A(b)	662	131,367
McDonald’s Corp.	2,421	746,467
Starbucks Corp.	1,007	116,620
Yum! Brands, Inc.	1,194	186,706
		1,251,753
Retail REITs–0.20%
Realty Income Corp.	4,080	232,683
Simon Property Group, Inc.	803	149,430
		382,113
Self-Storage REITs–0.13%
Extra Space Storage, Inc.	596	90,926
Public Storage	509	154,542
		245,468
Semiconductor Materials & Equipment–0.58%
Applied Materials, Inc.	3,041	480,691
KLA Corp.	267	189,260
Lam Research Corp.	6,109	468,805
		1,138,756
Semiconductors–5.50%
Advanced Micro Devices, Inc.(b)	1,485	148,292
Analog Devices, Inc.	1,534	352,912
Broadcom, Inc.	11,789	2,351,080
GLOBALFOUNDRIES, Inc.(b)(c)	102	3,955
Intel Corp.	4,024	95,490
Marvell Technology, Inc.	1,471	135,067
Microchip Technology, Inc.	1,621	95,412
Micron Technology, Inc.	2,730	255,610
Monolithic Power Systems, Inc.	119	72,710
NVIDIA Corp.	46,234	5,775,551
ON Semiconductor Corp.(b)	1,375	64,694
QUALCOMM, Inc.	4,351	683,847
Texas Instruments, Inc.	3,501	686,161
		10,720,781
Soft Drinks & Non-alcoholic Beverages–0.94%
Coca-Cola Co. (The)	13,132	935,130
Keurig Dr Pepper, Inc.	4,006	134,281
Monster Beverage Corp.(b)	2,025	110,666
PepsiCo, Inc.	4,264	654,396
		1,834,473
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Advantage U.S. Fund

Shares		Value
Specialty Chemicals–0.41%
DuPont de Nemours, Inc.	2,591	$211,866
Ecolab, Inc.	891	239,688
International Flavors & Fragrances, Inc.	223	18,244
PPG Industries, Inc.	518	58,648
Sherwin-Williams Co. (The)	726	263,008
		791,454
Steel–0.08%
Nucor Corp.	1,164	160,015
Systems Software–3.82%
CrowdStrike Holdings, Inc., Class A(b)	206	80,270
Fortinet, Inc.(b)	1,126	121,619
Microsoft Corp.	14,380	5,708,716
Oracle Corp.	5,833	968,628
Palo Alto Networks, Inc.(b)(c)	594	113,115
ServiceNow, Inc.(b)	493	458,372
		7,450,720
Technology Distributors–0.05%
CDW Corp.	605	107,811
Technology Hardware, Storage & Peripherals–4.95%
Apple, Inc.	37,426	9,051,104
Dell Technologies, Inc., Class C(c)	1,019	104,712
Hewlett Packard Enterprise Co.	11,615	230,093
HP, Inc.	4,281	132,154
NetApp, Inc.	1,108	110,590
Super Micro Computer, Inc.(b)(c)	484	20,067
		9,648,720
Telecom Tower REITs–0.23%
American Tower Corp.	1,217	250,240
Crown Castle, Inc.	890	83,749
SBA Communications Corp., Class A	529	115,269
		449,258
Timber REITs–0.04%
Weyerhaeuser Co.	2,404	72,360
Tobacco–0.62%
Altria Group, Inc.	9,895	552,636
Philip Morris International, Inc. (Switzerland)	4,238	658,076
		1,210,712
Trading Companies & Distributors–0.24%
Fastenal Co.	1,789	135,481
United Rentals, Inc.	304	195,265
W.W. Grainger, Inc.	143	146,033
		476,779
Transaction & Payment Processing Services–3.05%
Block, Inc., Class A(b)(c)	527	34,413
Corpay, Inc.(b)	374	137,277
Fidelity National Information Services, Inc.	2,763	196,505
Fiserv, Inc.(b)	2,264	533,602
Global Payments, Inc.	2,083	219,298
Mastercard, Inc., Class A	3,922	2,260,288
PayPal Holdings, Inc.(b)	7,405	526,125
Shares		Value
Transaction & Payment Processing Services–(continued)
Visa, Inc., Class A	5,593	$2,028,637
		5,936,145
Water Utilities–0.03%
American Water Works Co., Inc.	388	52,756
Wireless Telecommunication Services–0.59%
T-Mobile US, Inc.	4,261	1,149,149
Total Common Stocks & Other Equity Interests (Cost $103,700,522)		147,722,337
Principal Amount
Equity Linked Notes–5.38%
Diversified Banks–5.38%
Bank of Montreal (S&P 500 Index) (Canada),
122.14%, 03/03/2025	$978,000	959,039
133.92%, 03/19/2025(d)	687,000	653,256
128.57%, 03/24/2025(d)	447,000	420,382
132.23%, 03/31/2025(d)	904,000	894,744
Barclays Bank PLC (S&P 500 Index) (United Kingdom), 141.00%, 03/26/2025(d)	301,000	298,093
BNP Paribas Issuance B.V. (S&P 500 Index) (France),
130.20%, 03/10/2025(d)	664,000	650,545
138.50%, 03/12/2025(d)	665,000	648,023
Citigroup Global Markets Holdings, Inc. (S&P 500 Index),
124.44%, 03/05/2025(d)	943,000	925,777
120.80%, 03/06/2025(d)	960,000	974,581
143.11%, 03/13/2025(d)	367,000	355,620
178.13%, 03/27/2025(d)	671,000	673,612
Royal Bank of Canada (S&P 500 Index) (Canada), 121.36%, 03/17/2025(d)	1,005,000	984,450
Wells Fargo Bank N.A. (S&P 500 Index),
137.43%, 03/20/2025(d)	1,267,000	1,190,229
140.30%, 04/02/2025(d)	850,000	850,000
Total Equity Linked Notes (Cost $10,709,000)		10,478,351
Shares
Money Market Funds–19.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f)	13,560,463	13,560,463
Invesco Treasury Portfolio, Institutional Class, 4.25%(e)(f)	25,010,554	25,010,554
Total Money Market Funds (Cost $38,571,017)		38,571,017
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.96% (Cost $152,980,539)		196,771,705
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.79%
Invesco Private Government Fund, 4.34%(e)(f)(g)	335,012	335,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Income Advantage U.S. Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.47%(e)(f)(g)	1,213,706	$1,214,070
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,549,082)		1,549,082
TOTAL INVESTMENTS IN SECURITIES–101.75% (Cost $154,529,621)		198,320,787
OTHER ASSETS LESS LIABILITIES—(1.75)%		(3,403,843)
NET ASSETS–100.00%		$194,916,944
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $9,519,312, which represented 4.88% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,402,682	$11,997,017	$(12,839,236)	$-	$-	$13,560,463	$298,251
Invesco Treasury Portfolio, Institutional Class	26,574,675	22,280,174	(23,844,295)	-	-	25,010,554	547,664
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	557,137	11,314,486	(11,536,611)	-	-	335,012	17,543*
Invesco Private Prime Fund	1,451,384	23,244,659	(23,481,933)	(69)	29	1,214,070	46,521*
Total	$42,985,878	$68,836,336	$(71,702,075)	$(69)	$29	$40,120,099	$909,979

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Income Advantage U.S. Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $114,409,522)*	$158,200,688
Investments in affiliated money market funds, at value (Cost $40,120,099)	40,120,099
Receivable for:
Fund shares sold	32,091
Dividends	300,959
Interest	383,023
Investment for trustee deferred compensation and retirement plans	129,478
Other assets	47,136
Total assets	199,213,474
Liabilities:
Payable for:
Investments purchased	2,425,000
Fund shares reacquired	50,036
Collateral upon return of securities loaned	1,549,082
Accrued fees to affiliates	94,837
Accrued trustees’ and officers’ fees and benefits	1,469
Accrued other operating expenses	41,904
Trustee deferred compensation and retirement plans	134,202
Total liabilities	4,296,530
Net assets applicable to shares outstanding	$194,916,944
Net assets consist of:
Shares of beneficial interest	$182,167,430
Distributable earnings	12,749,514
$194,916,944
Net Assets:
Class A	$142,872,668
Class C	$2,571,245
Class R	$1,069,034
Class Y	$12,867,910
Investor Class	$35,217,764
Class R5	$146,359
Class R6	$171,964
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,575,373
Class C	230,529
Class R	94,584
Class Y	1,127,523
Investor Class	3,087,882
Class R5	12,822
Class R6	15,244
Class A:
Net asset value per share	$11.36
Maximum offering price per share (Net asset value of $11.36 ÷ 94.50%)	$12.02
Class C:
Net asset value and offering price per share	$11.15
Class R:
Net asset value and offering price per share	$11.30
Class Y:
Net asset value and offering price per share	$11.41
Investor Class:
Net asset value and offering price per share	$11.41
Class R5:
Net asset value and offering price per share	$11.41
Class R6:
Net asset value and offering price per share	$11.28

*	At February 28, 2025, securities with an aggregate value of $1,528,336 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Income Advantage U.S. Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$5,117,138
Dividends (net of foreign withholding taxes of $87)	1,154,819
Dividends from affiliated money market funds (includes net securities lending income of $1,744)	847,659
Total investment income	7,119,616
Expenses:
Advisory fees	573,834
Administrative services fees	14,541
Custodian fees	9,589
Distribution fees:
Class A	176,836
Class C	12,970
Class R	2,583
Investor Class	43,340
Transfer agent fees — A, C, R, Y and Investor	139,467
Transfer agent fees — R5	52
Transfer agent fees — R6	194
Trustees’ and officers’ fees and benefits	10,271
Registration and filing fees	47,296
Reports to shareholders	13,133
Professional services fees	28,218
Other	6,709
Total expenses	1,079,033
Less: Fees waived and/or expense offset arrangement(s)	(26,795)
Net expenses	1,052,238
Net investment income	6,067,378
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	4,040,468
Affiliated investment securities	29
4,040,497
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,175,003
Affiliated investment securities	(69)
2,174,934
Net realized and unrealized gain	6,215,431
Net increase in net assets resulting from operations	$12,282,809
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Income Advantage U.S. Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$6,067,378	$12,727,602
Net realized gain (loss)	4,040,497	(9,976,266)
Change in net unrealized appreciation	2,174,934	30,946,364
Net increase in net assets resulting from operations	12,282,809	33,697,700
Distributions to shareholders from distributable earnings:
Class A	(4,467,375)	(8,904,189)
Class C	(72,495)	(159,667)
Class R	(31,427)	(48,612)
Class Y	(342,184)	(593,843)
Investor Class	(1,094,178)	(2,205,943)
Class R5	(3,541)	(282,091)
Class R6	(5,572)	(1,018,749)
Total distributions from distributable earnings	(6,016,772)	(13,213,094)
Share transactions–net:
Class A	(1,812,295)	(3,289,275)
Class C	(118,487)	(384,945)
Class R	60,484	235,233
Class Y	2,757,834	18,650
Investor Class	(168,366)	(2,414,760)
Class R5	37,445	(11,667,460)
Class R6	(34,553,853)	33,331,690
Net increase (decrease) in net assets resulting from share transactions	(33,797,238)	15,829,133
Net increase (decrease) in net assets	(27,531,201)	36,313,739
Net assets:
Beginning of period	222,448,145	186,134,406
End of period	$194,916,944	$222,448,145
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Income Advantage U.S. Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$10.97	$0.35	$0.39	$0.74	$(0.35)	$—	$(0.35)	$11.36	6.84%	$142,873	1.11%(d)	1.14%(d)	6.33%(d)	13%
Year ended 08/31/24	9.90	0.67	1.09	1.76	(0.69)	—	(0.69)	10.97	18.49	139,696	1.09	1.14	6.49	54
Year ended 08/31/23	9.46	0.65	0.44	1.09	(0.65)	—	(0.65)	9.90	12.08	129,132	1.04	1.14	6.93	46
Year ended 08/31/22	12.29	0.59	(1.64)	(1.05)	(0.59)	(1.19)	(1.78)	9.46	(9.88)	125,096	1.05	1.14	5.52	44
Year ended 08/31/21	10.24	0.13	2.07	2.20	(0.15)	—	(0.15)	12.29	21.70	150,436	1.16	1.17	1.15	143
Year ended 08/31/20	10.43	0.17	(0.20)	(0.03)	(0.16)	—	(0.16)	10.24	(0.15)	136,770	1.18	1.18	1.63	122
Class C
Six months ended 02/28/25	10.77	0.31	0.38	0.69	(0.31)	—	(0.31)	11.15	6.42	2,571	1.86 (d)	1.89 (d)	5.58 (d)	13
Year ended 08/31/24	9.72	0.58	1.07	1.65	(0.60)	—	(0.60)	10.77	17.61	2,599	1.84	1.89	5.74	54
Year ended 08/31/23	9.29	0.57	0.43	1.00	(0.57)	—	(0.57)	9.72	11.22	2,704	1.79	1.89	6.18	46
Year ended 08/31/22	12.07	0.51	(1.61)	(1.10)	(0.49)	(1.19)	(1.68)	9.29	(10.51)	2,942	1.80	1.89	4.77	44
Year ended 08/31/21	10.06	0.04	2.04	2.08	(0.07)	—	(0.07)	12.07	20.74	3,748	1.91	1.92	0.40	143
Year ended 08/31/20	10.24	0.09	(0.19)	(0.10)	(0.08)	—	(0.08)	10.06	(0.87)	4,001	1.93	1.93	0.88	122
Class R
Six months ended 02/28/25	10.91	0.34	0.39	0.73	(0.34)	—	(0.34)	11.30	6.73	1,069	1.36 (d)	1.39 (d)	6.08 (d)	13
Year ended 08/31/24	9.85	0.64	1.08	1.72	(0.66)	—	(0.66)	10.91	18.15	972	1.34	1.39	6.24	54
Year ended 08/31/23	9.41	0.63	0.43	1.06	(0.62)	—	(0.62)	9.85	11.83	656	1.29	1.39	6.68	46
Year ended 08/31/22	12.23	0.57	(1.64)	(1.07)	(0.56)	(1.19)	(1.75)	9.41	(10.13)	492	1.30	1.39	5.27	44
Year ended 08/31/21	10.19	0.10	2.06	2.16	(0.12)	—	(0.12)	12.23	21.39	691	1.41	1.42	0.90	143
Year ended 08/31/20	10.38	0.14	(0.19)	(0.05)	(0.14)	—	(0.14)	10.19	(0.42)	565	1.43	1.43	1.38	122
Class Y
Six months ended 02/28/25	11.02	0.37	0.39	0.76	(0.37)	—	(0.37)	11.41	6.96	12,868	0.86 (d)	0.89 (d)	6.58 (d)	13
Year ended 08/31/24	9.94	0.70	1.10	1.80	(0.72)	—	(0.72)	11.02	18.85	9,775	0.84	0.89	6.74	54
Year ended 08/31/23	9.51	0.68	0.42	1.10	(0.67)	—	(0.67)	9.94	12.22	8,856	0.79	0.89	7.18	46
Year ended 08/31/22	12.35	0.62	(1.64)	(1.02)	(0.63)	(1.19)	(1.82)	9.51	(9.61)	8,271	0.80	0.89	5.77	44
Year ended 08/31/21	10.29	0.15	2.08	2.23	(0.17)	—	(0.17)	12.35	22.00	8,370	0.91	0.92	1.40	143
Year ended 08/31/20	10.48	0.19	(0.19)	0.00	(0.19)	—	(0.19)	10.29	0.12	7,344	0.93	0.93	1.88	122
Investor Class
Six months ended 02/28/25	11.01	0.35	0.40	0.75	(0.35)	—	(0.35)	11.41	6.92	35,218	1.11 (d)	1.14 (d)	6.33 (d)	13
Year ended 08/31/24	9.93	0.67	1.10	1.77	(0.69)	—	(0.69)	11.01	18.56	34,158	1.09	1.14	6.49	54
Year ended 08/31/23	9.50	0.66	0.42	1.08	(0.65)	—	(0.65)	9.93	11.95	33,187	1.04	1.14	6.93	46
Year ended 08/31/22	12.33	0.60	(1.64)	(1.04)	(0.60)	(1.19)	(1.79)	9.50	(9.82)	30,152	1.05	1.14	5.52	44
Year ended 08/31/21	10.28	0.13	2.07	2.20	(0.15)	—	(0.15)	12.33	21.61	36,982	1.16	1.17	1.15	143
Year ended 08/31/20	10.47	0.17	(0.20)	(0.03)	(0.16)	—	(0.16)	10.28	(0.14)	33,343	1.18	1.18	1.63	122
Class R5
Six months ended 02/28/25	11.02	0.37	0.39	0.76	(0.37)	—	(0.37)	11.41	7.10	146	0.82 (d)	0.84 (d)	6.62 (d)	13
Year ended 08/31/24	9.95	0.67	1.13	1.80	(0.73)	—	(0.73)	11.02	18.83	106	0.76	0.78	6.82	54
Year ended 08/31/23	9.52	0.69	0.42	1.11	(0.68)	—	(0.68)	9.95	12.27	11,550	0.75	0.77	7.22	46
Year ended 08/31/22	12.36	0.63	(1.64)	(1.01)	(0.64)	(1.19)	(1.83)	9.52	(9.55)	10,393	0.76	0.77	5.81	44
Year ended 08/31/21	10.30	0.18	2.08	2.26	(0.20)	—	(0.20)	12.36	22.23	11,702	0.72	0.72	1.59	143
Year ended 08/31/20	10.50	0.21	(0.20)	0.01	(0.21)	—	(0.21)	10.30	0.26	9,498	0.74	0.74	2.07	122
Class R6
Six months ended 02/28/25	11.01	0.44	0.20	0.64	(0.37)	—	(0.37)	11.28	5.89	172	0.75 (d)	0.77 (d)	6.69 (d)	13
Year ended 08/31/24	9.95	0.73	1.06	1.79	(0.73)	—	(0.73)	11.01	18.72	35,143	0.76	0.78	6.82	54
Year ended 08/31/23	9.51	0.69	0.43	1.12	(0.68)	—	(0.68)	9.95	12.39	49	0.75	0.77	7.22	46
Year ended 08/31/22	12.36	0.63	(1.65)	(1.02)	(0.64)	(1.19)	(1.83)	9.51	(9.64)	29	0.75	0.77	5.82	44
Year ended 08/31/21	10.30	0.17	2.09	2.26	(0.20)	—	(0.20)	12.36	22.23	37	0.72	0.72	1.59	143
Year ended 08/31/20	10.49	0.21	(0.19)	0.02	(0.21)	—	(0.21)	10.30	0.35	107	0.73	0.73	2.08	122

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco Income Advantage U.S. Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Advantage U.S. Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is income and long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Equity-linked notes are valued using an independent pricing service provider whose calculations are based on various data points that are included in the trade terms.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
13
Invesco Income Advantage U.S. Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in
14
Invesco Income Advantage U.S. Fund

equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.600%
Next $250 million	0.575%
Next $500 million	0.550%
Next $1.5 billion	0.525%
Next $2.5 billion	0.500%
Next $2.5 billion	0.475%
Next $2.5 billion	0.450%
Over $10 billion	0.425%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.60%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
15
Invesco Income Advantage U.S. Fund

For the six months ended February 28, 2025, the Adviser waived advisory fees of $19,806.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares, and 0.25% of the average daily net assets of Investor Class shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $5,732 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $1,729 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$147,722,337	$—	$—	$147,722,337
Equity Linked Notes	—	10,478,351	—	10,478,351
Money Market Funds	38,571,017	1,549,082	—	40,120,099
Total Investments	$186,293,354	$12,027,433	$—	$198,320,787
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,989.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
16
Invesco Income Advantage U.S. Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$30,660,014	$2,918,420	$33,578,434
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $19,770,427 and $52,728,886, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$43,326,557
Aggregate unrealized (depreciation) of investments	(1,419,867)
Net unrealized appreciation of investments	$41,906,690
Cost of investments for tax purposes is $156,414,097.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	226,676	$2,549,216	491,082	$5,031,635
Class C	14,908	164,368	25,839	257,215
Class R	7,114	79,261	39,431	415,414
Class Y	299,160	3,422,098	617,981	6,586,043
Investor Class	13,857	156,743	62,801	672,496
Class R5	4,511	51,689	7,243	72,940
Class R6	10	113	3,319,155	34,786,077
Issued as reinvestment of dividends:
Class A	355,829	4,015,676	784,302	8,048,665
Class C	6,123	67,830	15,204	152,958
Class R	2,798	31,410	4,748	48,593
Class Y	24,754	280,639	47,342	487,874
Investor Class	93,601	1,060,123	206,920	2,129,596
Class R5	93	1,056	28,486	277,256
Class R6	464	5,220	94,930	1,018,060
Automatic conversion of Class C shares to Class A shares:
Class A	14,233	160,270	32,080	332,690
Class C	(14,492)	(160,270)	(32,673)	(332,690)
17
Invesco Income Advantage U.S. Fund

Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(758,972)	$(8,537,457)	(1,619,333)	$(16,702,265)
Class C	(17,341)	(190,415)	(45,351)	(462,428)
Class R	(4,451)	(50,187)	(21,647)	(228,774)
Class Y	(83,530)	(944,903)	(669,092)	(7,055,267)
Investor Class	(122,030)	(1,385,232)	(507,957)	(5,216,852)
Class R5	(1,381)	(15,300)	(1,186,804)	(12,017,656)
Class R6	(3,175,993)	(34,559,186)	(228,270)	(2,472,447)
Net increase (decrease) in share activity	(3,114,059)	$(33,797,238)	1,466,417	$15,829,133

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

18
Invesco Income Advantage U.S. Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco Income Advantage U.S. Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
LVEY-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco NASDAQ 100 Index Fund
Nasdaq:
R6: IVNQX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.16%
Advertising–0.20%
Trade Desk, Inc. (The), Class A(b)	3,232	$227,274
Aerospace & Defense–0.25%
Axon Enterprise, Inc.(b)	538	284,306
Apparel Retail–0.29%
Ross Stores, Inc.	2,410	338,171
Apparel, Accessories & Luxury Goods–0.27%
lululemon athletica, inc.(b)(c)	855	312,597
Application Software–7.05%
Adobe, Inc.(b)	3,166	1,388,481
ANSYS, Inc.(b)	627	208,948
AppLovin Corp., Class A(b)	2,155	701,970
Atlassian Corp., Class A(b)	1,175	334,005
Autodesk, Inc.(b)	1,541	422,558
Cadence Design Systems, Inc.(b)	1,984	496,992
Datadog, Inc., Class A(b)	2,211	257,692
Intuit, Inc.	2,014	1,236,274
MicroStrategy, Inc., Class A(b)	1,637	418,139
Palantir Technologies, Inc., Class A(b)	15,682	1,331,715
Roper Technologies, Inc.(c)	771	450,649
Synopsys, Inc.(b)	1,105	505,294
Workday, Inc., Class A(b)(c)	1,538	405,017
		8,157,734
Automobile Manufacturers–2.69%
Tesla, Inc.(b)	10,613	3,109,397
Automotive Retail–0.49%
O’Reilly Automotive, Inc.(b)	412	565,940
Biotechnology–3.28%
Amgen, Inc.	3,866	1,190,960
Biogen, Inc.(b)	1,015	142,607
Gilead Sciences, Inc.	8,967	1,025,018
Regeneron Pharmaceuticals, Inc.	777	542,921
Vertex Pharmaceuticals, Inc.(b)	1,859	891,930
		3,793,436
Broadline Retail–6.77%
Amazon.com, Inc.(b)	30,753	6,528,247
MercadoLibre, Inc. (Brazil)(b)	363	770,239
PDD Holdings, Inc., ADR (China)(b)	4,759	541,050
		7,839,536
Cable & Satellite–1.18%
Charter Communications, Inc., Class A(b)	1,032	375,204
Comcast Corp., Class A	27,555	988,674
		1,363,878
Cargo Ground Transportation–0.23%
Old Dominion Freight Line, Inc.	1,515	267,398
Shares		Value
Communications Equipment–1.59%
Cisco Systems, Inc.	28,638	$1,835,982
Construction Machinery & Heavy Transportation Equipment– 0.35%
PACCAR, Inc.	3,771	404,402
Consumer Staples Merchandise Retail–2.89%
Costco Wholesale Corp.	3,190	3,345,066
Diversified Support Services–0.85%
Cintas Corp.	2,898	601,335
Copart, Inc.(b)	6,946	380,641
		981,976
Electric Utilities–1.36%
American Electric Power Co., Inc.	3,862	409,565
Constellation Energy Corp.	2,247	562,975
Exelon Corp.	7,104	313,997
Xcel Energy, Inc.	4,064	293,014
		1,579,551
Health Care Equipment–1.94%
DexCom, Inc.(b)(c)	2,783	245,934
GE HealthCare Technologies, Inc.(c)	3,228	281,966
IDEXX Laboratories, Inc.(b)(c)	582	254,398
Intuitive Surgical, Inc.(b)	2,561	1,467,837
		2,250,135
Hotels, Resorts & Cruise Lines–1.89%
Airbnb, Inc., Class A(b)	3,105	431,191
Booking Holdings, Inc.	238	1,193,811
Marriott International, Inc., Class A(c)	2,013	564,546
		2,189,548
Human Resource & Employment Services–1.14%
Automatic Data Processing, Inc.	2,930	923,478
Paychex, Inc.(c)	2,611	396,010
		1,319,488
Industrial Conglomerates–0.86%
Honeywell International, Inc.	4,691	998,667
Industrial Gases–1.38%
Linde PLC	3,425	1,599,646
Interactive Home Entertainment–0.44%
Electronic Arts, Inc.	1,855	239,518
Take-Two Interactive Software, Inc.(b)(c)	1,252	265,399
		504,917
Interactive Media & Services–8.60%
Alphabet, Inc., Class A	17,100	2,911,788
Alphabet, Inc., Class C	16,177	2,786,003
Meta Platforms, Inc., Class A	6,378	4,261,780
		9,959,571
Internet Services & Infrastructure–0.12%
MongoDB, Inc.(b)	515	137,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco NASDAQ 100 Index Fund

Shares		Value
IT Consulting & Other Services–0.25%
Cognizant Technology Solutions Corp., Class A	3,507	$292,238
Movies & Entertainment–2.79%
Netflix, Inc.(b)	3,078	3,018,164
Warner Bros. Discovery, Inc.(b)	18,053	206,887
		3,225,051
Oil & Gas Equipment & Services–0.28%
Baker Hughes Co., Class A	7,197	320,914
Oil & Gas Exploration & Production–0.29%
Diamondback Energy, Inc.	2,119	336,836
Packaged Foods & Meats–0.76%
Kraft Heinz Co. (The)	8,562	262,939
Mondelez International, Inc., Class A	9,675	621,425
		884,364
Pharmaceuticals–0.27%
AstraZeneca PLC, ADR (United Kingdom)	4,116	313,680
Rail Transportation–0.38%
CSX Corp.	13,817	442,282
Real Estate Services–0.19%
CoStar Group, Inc.(b)(c)	2,941	224,251
Research & Consulting Services–0.26%
Verisk Analytics, Inc.	999	296,613
Restaurants–1.29%
DoorDash, Inc., Class A(b)	2,774	550,472
Starbucks Corp.	8,181	947,442
		1,497,914
Semiconductor Materials & Equipment–2.40%
Applied Materials, Inc.	5,930	937,355
ASML Holding N.V., New York Shares (Netherlands)	636	450,975
KLA Corp.	962	681,904
Lam Research Corp.	9,203	706,238
		2,776,472
Semiconductors–18.20%
Advanced Micro Devices, Inc.(b)	11,672	1,165,566
Analog Devices, Inc.	3,550	816,713
ARM Holdings PLC, ADR(b)(c)	954	125,632
Broadcom, Inc.	22,596	4,506,320
GLOBALFOUNDRIES, Inc.(b)(c)	4,081	158,220
Intel Corp.	31,028	736,294
Marvell Technology, Inc.	6,207	569,927
Microchip Technology, Inc.	3,825	225,140
Micron Technology, Inc.	7,969	746,138
NVIDIA Corp.	71,615	8,946,146
NXP Semiconductors N.V. (China)	1,833	395,177
ON Semiconductor Corp.(b)(c)	2,967	139,597
QUALCOMM, Inc.	7,993	1,256,260
Texas Instruments, Inc.	6,563	1,286,282
		21,073,412
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.16%
Coca-Cola Europacific Partners PLC (United Kingdom)	3,261	$281,294
Keurig Dr Pepper, Inc.	9,579	321,088
Monster Beverage Corp.(b)	7,057	385,665
PepsiCo, Inc.	9,870	1,514,749
		2,502,796
Systems Software–9.51%
CrowdStrike Holdings, Inc., Class A(b)	1,682	655,408
Fortinet, Inc.(b)	5,548	599,239
Microsoft Corp.	21,742	8,631,357
Palo Alto Networks, Inc.(b)(c)	4,735	901,686
Zscaler, Inc.(b)(c)	1,116	218,993
		11,006,683
Technology Distributors–0.15%
CDW Corp.	981	174,814
Technology Hardware, Storage & Peripherals–9.23%
Apple, Inc.(d)	44,201	10,689,570
Trading Companies & Distributors–0.26%
Fastenal Co.	4,045	306,328
Transaction & Payment Processing Services–0.44%
PayPal Holdings, Inc.(b)	7,212	512,413
Wireless Telecommunication Services–1.94%
T-Mobile US, Inc.	8,344	2,250,293
Total Common Stocks & Other Equity Interests (Cost $89,998,390)		112,493,266
Money Market Funds–2.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f)	902,777	902,777
Invesco Treasury Portfolio, Institutional Class, 4.25%(e)(f)	1,676,567	1,676,567
Total Money Market Funds (Cost $2,579,344)		2,579,344
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.39% (Cost $92,577,734)		115,072,610
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.85%
Invesco Private Government Fund, 4.34%(e)(f)(g)	1,243,461	1,243,461
Invesco Private Prime Fund, 4.47%(e)(f)(g)	3,219,880	3,220,846
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,464,307)		4,464,307
TOTAL INVESTMENTS IN SECURITIES–103.24% (Cost $97,042,041)		119,536,917
OTHER ASSETS LESS LIABILITIES—(3.24)%		(3,752,920)
NET ASSETS–100.00%		$115,783,997
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$958,513	$4,086,821	$(4,142,557)	$-	$-	$902,777	$23,447
Invesco Treasury Portfolio, Institutional Class	1,780,075	7,589,811	(7,693,319)	-	-	1,676,567	43,334
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	282,641	17,994,216	(17,033,396)	-	-	1,243,461	20,663*
Invesco Private Prime Fund	739,081	36,442,023	(33,960,206)	(24)	(28)	3,220,846	52,502*
Total	$3,760,310	$66,112,871	$(62,829,478)	$(24)	$(28)	$7,043,651	$139,946

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Micro E-Mini Nasdaq 100 Index	63	March-2025	$2,635,857	$(90,105)	$(90,105)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco NASDAQ 100 Index Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $89,998,390)*	$112,493,266
Investments in affiliated money market funds, at value (Cost $7,043,651)	7,043,651
Other investments:
Variation margin receivable — futures contracts	39,986
Receivable for:
Fund shares sold	863,692
Fund expenses absorbed	15,991
Dividends	74,640
Investment for trustee deferred compensation and retirement plans	18,628
Other assets	15,412
Total assets	120,565,266
Liabilities:
Payable for:
Fund shares reacquired	237,994
Collateral upon return of securities loaned	4,464,307
Accrued fees to affiliates	1,605
Accrued trustees’ and officers’ fees and benefits	1,322
Accrued other operating expenses	57,413
Trustee deferred compensation and retirement plans	18,628
Total liabilities	4,781,269
Net assets applicable to shares outstanding	$115,783,997
Net assets consist of:
Shares of beneficial interest	$93,448,159
Distributable earnings	22,335,838
$115,783,997
Net Assets:
Class R6	$115,783,997
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	2,692,720
Class R6:
Net asset value and offering price per share	$43.00

*	At February 28, 2025, securities with an aggregate value of $4,417,613 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco NASDAQ 100 Index Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $809)	$402,298
Dividends from affiliated money market funds (includes net securities lending income of $2,186)	68,967
Total investment income	471,265
Expenses:
Advisory fees	80,907
Administrative services fees	7,600
Custodian fees	5,813
Transfer agent fees	18,077
Trustees’ and officers’ fees and benefits	9,655
Registration and filing fees	11,614
Licensing fees	50,267
Reports to shareholders	5,259
Professional services fees	18,352
Other	1,375
Total expenses	208,919
Less: Fees waived	(54,039)
Net expenses	154,880
Net investment income	316,385
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	764,920
Affiliated investment securities	(28)
Futures contracts	217,626
982,518
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,548,437
Affiliated investment securities	(24)
Futures contracts	(143,334)
5,405,079
Net realized and unrealized gain	6,387,597
Net increase in net assets resulting from operations	$6,703,982
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco NASDAQ 100 Index Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$316,385	$404,213
Net realized gain	982,518	67,675
Change in net unrealized appreciation	5,405,079	12,550,384
Net increase in net assets resulting from operations	6,703,982	13,022,272
Distributions to shareholders from distributable earnings:
Class R6	(535,612)	(306,272)
Share transactions–net:
Class R6	11,189,022	61,180,151
Net increase in net assets	17,357,392	73,896,151
Net assets:
Beginning of period	98,426,605	24,530,454
End of period	$115,783,997	$98,426,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco NASDAQ 100 Index Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class R6
Six months ended 02/28/25	$40.42	$0.12	$2.67	$2.79	$(0.14)	$(0.07)	$(0.21)	$43.00	6.90%	$115,784	0.29%(d)	0.39%(d)	0.58%(d)	5%
Year ended 08/31/24	32.04	0.27	8.32	8.59	(0.21)	—	(0.21)	40.42	26.89	98,427	0.29	0.48	0.72	7
Year ended 08/31/23	25.23	0.19	6.80	6.99	(0.18)	—	(0.18)	32.04	27.88	24,530	0.29	1.12	0.69	46
Year ended 08/31/22	32.18	0.15	(6.81)	(6.66)	(0.14)	(0.15)	(0.29)	25.23	(20.86)	8,796	0.29	1.71	0.52	21
Period ended 08/31/21(e)	25.00	0.11	7.18	7.29	(0.11)	—	(0.11)	32.18	29.24	4,396	0.29 (d)	5.30 (d)	0.46 (d)	6

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of October 13, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco NASDAQ 100 Index Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco NASDAQ 100 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the "Underlying Index").
The Fund currently consists of one class of shares, Class R6. Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
9
Invesco NASDAQ 100 Index Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
10
Invesco NASDAQ 100 Index Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.150%
Over $2 billion	0.140%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.15%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class R6 shares to 0.29% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $54,039.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $72 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.
11
Invesco NASDAQ 100 Index Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$112,493,266	$—	$—	$112,493,266
Money Market Funds	2,579,344	4,464,307	—	7,043,651
Total Investments in Securities	115,072,610	4,464,307	—	119,536,917
Other Investments - Liabilities*
Futures Contracts	(90,105)	—	—	(90,105)
Total Investments	$114,982,505	$4,464,307	$—	$119,446,812

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(90,105)
Derivatives not subject to master netting agreements	90,105
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$217,626
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(143,334)
Total	$74,292
12
Invesco NASDAQ 100 Index Fund

The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$2,665,470

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $15,758,999 and $5,211,312, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$23,821,189
Aggregate unrealized (depreciation) of investments	(2,521,670)
Net unrealized appreciation of investments	$21,299,519
Cost of investments for tax purposes is $98,147,293.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class R6	470,953	$20,332,298	1,974,416	$72,504,046
Issued as reinvestment of dividends:
Class R6	12,268	535,122	8,222	304,823
Reacquired:
Class R6	(225,809)	(9,678,398)	(312,882)	(11,628,718)
Net increase in share activity	257,412	$11,189,022	1,669,756	$61,180,151

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco NASDAQ 100 Index Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco NASDAQ 100 Index Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
NDQ-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco S&P 500 Index Fund
Nasdaq:
A: SPIAX ■ C: SPICX ■ Y: SPIDX ■ R6: SPISX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.90%
Advertising–0.05%
Interpublic Group of Cos., Inc. (The)	25,985	$711,989
Omnicom Group, Inc.(b)	13,440	1,112,294
		1,824,283
Aerospace & Defense–1.91%
Axon Enterprise, Inc.(c)	5,085	2,687,168
Boeing Co. (The)(c)	51,906	9,064,345
General Dynamics Corp.	17,917	4,525,834
General Electric Co.	75,146	15,553,719
Howmet Aerospace, Inc.	28,039	3,830,127
Huntington Ingalls Industries, Inc.	2,715	476,700
L3Harris Technologies, Inc.(c)	13,031	2,685,819
Lockheed Martin Corp.	14,574	6,563,692
Northrop Grumman Corp.	9,444	4,360,673
RTX Corp.	92,416	12,290,404
Textron, Inc.	12,819	957,964
TransDigm Group, Inc.	3,904	5,337,549
		68,333,994
Agricultural & Farm Machinery–0.24%
Deere & Co.	17,606	8,464,789
Agricultural Products & Services–0.06%
Archer-Daniels-Midland Co.	32,847	1,550,379
Bunge Global S.A.	9,749	723,278
		2,273,657
Air Freight & Logistics–0.34%
C.H. Robinson Worldwide, Inc.	8,062	819,261
Expeditors International of Washington, Inc.	9,725	1,141,326
FedEx Corp.	15,482	4,070,218
United Parcel Service, Inc., Class B	50,781	6,044,462
		12,075,267
Apparel Retail–0.36%
Ross Stores, Inc.	22,916	3,215,573
TJX Cos., Inc. (The)	78,311	9,770,081
		12,985,654
Apparel, Accessories & Luxury Goods–0.14%
lululemon athletica, inc.(c)	7,921	2,895,997
Ralph Lauren Corp.	2,402	651,278
Tapestry, Inc.	15,819	1,351,259
		4,898,534
Application Software–2.45%
Adobe, Inc.(c)	30,564	13,404,148
ANSYS, Inc.(c)	6,003	2,000,500
Autodesk, Inc.(c)	14,928	4,093,407
Cadence Design Systems, Inc.(c)	19,043	4,770,271
Fair Isaac Corp.(c)	1,685	3,178,500
Intuit, Inc.	19,461	11,945,940
Palantir Technologies, Inc., Class A(c)	142,324	12,086,154
PTC, Inc.(c)	8,277	1,354,366
Roper Technologies, Inc.	7,445	4,351,603
Shares		Value
Application Software–(continued)
Salesforce, Inc.	66,567	$19,826,981
Synopsys, Inc.(c)	10,666	4,877,348
Tyler Technologies, Inc.(c)	2,935	1,785,742
Workday, Inc., Class A(c)	14,789	3,894,535
		87,569,495
Asset Management & Custody Banks–1.08%
Ameriprise Financial, Inc.	6,746	3,624,626
Bank of New York Mellon Corp. (The)	50,695	4,509,320
BlackRock, Inc.	10,108	9,883,400
Blackstone, Inc., Class A	50,069	8,069,120
Franklin Resources, Inc.	26,346	533,507
Invesco Ltd.(d)	30,970	538,569
KKR & Co., Inc., Class A	46,956	6,366,764
Northern Trust Corp.	13,852	1,526,767
State Street Corp.	20,515	2,035,704
T. Rowe Price Group, Inc.	15,293	1,616,776
		38,704,553
Automobile Manufacturers–1.77%
Ford Motor Co.	268,218	2,561,482
General Motors Co.	77,209	3,793,278
Tesla, Inc.(c)	193,908	56,811,166
		63,165,926
Automotive Parts & Equipment–0.04%
Aptiv PLC (Jersey)(c)	15,056	980,447
BorgWarner, Inc.	15,686	466,972
		1,447,419
Automotive Retail–0.30%
AutoZone, Inc.(c)	1,204	4,205,584
CarMax, Inc.(b)(c)	10,679	886,037
O’Reilly Automotive, Inc.(c)	3,985	5,473,955
		10,565,576
Biotechnology–1.78%
AbbVie, Inc.	122,697	25,647,354
Amgen, Inc.	37,322	11,497,415
Biogen, Inc.(c)	10,006	1,405,843
Gilead Sciences, Inc.	86,531	9,891,359
Incyte Corp.(c)	10,937	803,869
Moderna, Inc.(b)(c)	25,766	797,715
Regeneron Pharmaceuticals, Inc.	7,290	5,093,815
Vertex Pharmaceuticals, Inc.(c)	17,881	8,579,125
		63,716,495
Brewers–0.02%
Molson Coors Beverage Co., Class B	12,021	736,767
Broadcasting–0.05%
Fox Corp., Class A(b)	15,370	885,312
Fox Corp., Class B	9,083	491,118
Paramount Global, Class B(b)	40,690	462,238
		1,838,668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco S&P 500 Index Fund

Shares		Value
Broadline Retail–3.92%
Amazon.com, Inc.(c)	649,774	$137,934,025
eBay, Inc.	33,592	2,174,746
		140,108,771
Building Products–0.51%
A.O. Smith Corp.	8,316	552,848
Allegion PLC	6,020	774,834
Builders FirstSource, Inc.(c)	7,999	1,111,781
Carrier Global Corp.	57,676	3,737,405
Johnson Controls International PLC	45,891	3,931,023
Lennox International, Inc.	2,226	1,337,937
Masco Corp.	14,933	1,122,663
Trane Technologies PLC	15,624	5,526,209
		18,094,700
Cable & Satellite–0.33%
Charter Communications, Inc., Class A(c)	6,669	2,424,648
Comcast Corp., Class A	265,379	9,521,799
		11,946,447
Cargo Ground Transportation–0.09%
J.B. Hunt Transport Services, Inc.	5,513	888,640
Old Dominion Freight Line, Inc.	12,954	2,286,381
		3,175,021
Casinos & Gaming–0.08%
Caesars Entertainment, Inc. (Acquired 03/19/2021-06/21/2024; Cost $1,228,740)(b)(c)(e)	14,900	494,978
Las Vegas Sands Corp.(b)	26,499	1,184,770
MGM Resorts International(b)(c)	15,795	549,034
Wynn Resorts Ltd.	6,501	580,670
		2,809,452
Commodity Chemicals–0.09%
Dow, Inc.	48,151	1,835,035
LyondellBasell Industries N.V., Class A	17,239	1,324,472
		3,159,507
Communications Equipment–0.88%
Arista Networks, Inc.(c)	71,724	6,673,918
Cisco Systems, Inc.	276,765	17,743,404
F5, Inc.(c)	3,989	1,166,504
Juniper Networks, Inc.	25,796	933,815
Motorola Solutions, Inc.	11,604	5,108,313
		31,625,954
Computer & Electronics Retail–0.04%
Best Buy Co., Inc.(b)	14,674	1,319,339
Construction & Engineering–0.07%
Quanta Services, Inc.	10,249	2,660,948
Construction Machinery & Heavy Transportation Equipment– 0.59%
Caterpillar, Inc.	33,522	11,529,892
Cummins, Inc.	9,415	3,466,415
PACCAR, Inc.	36,404	3,903,965
Wabtec Corp.	12,035	2,230,807
		21,131,079
Construction Materials–0.12%
Martin Marietta Materials, Inc.	4,199	2,028,705
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	9,073	$2,243,844
		4,272,549
Consumer Electronics–0.07%
Garmin Ltd.	10,564	2,418,417
Consumer Finance–0.61%
American Express Co.	38,581	11,611,338
Capital One Financial Corp.	26,488	5,312,169
Discover Financial Services	17,248	3,366,637
Synchrony Financial	27,152	1,647,583
		21,937,727
Consumer Staples Merchandise Retail–1.90%
Costco Wholesale Corp.	30,764	32,259,438
Dollar General Corp.	15,124	1,121,898
Dollar Tree, Inc.(c)	13,823	1,007,144
Target Corp.	31,782	3,948,596
Walmart, Inc.	301,382	29,719,279
		68,056,355
Copper–0.10%
Freeport-McMoRan, Inc.	99,769	3,682,474
Data Center REITs–0.26%
Digital Realty Trust, Inc.	21,650	3,384,328
Equinix, Inc.	6,699	6,060,049
		9,444,377
Data Processing & Outsourced Services–0.05%
Broadridge Financial Solutions, Inc.	8,017	1,933,861
Distillers & Vintners–0.07%
Brown-Forman Corp., Class B	15,138	501,219
Constellation Brands, Inc., Class A	10,763	1,888,907
		2,390,126
Distributors–0.08%
Genuine Parts Co.	9,590	1,197,599
LKQ Corp.	18,012	759,926
Pool Corp.(b)	2,639	915,733
		2,873,258
Diversified Banks–3.22%
Bank of America Corp.	463,758	21,379,244
Citigroup, Inc.	131,060	10,478,247
Fifth Third Bancorp	46,493	2,021,051
JPMorgan Chase & Co.	195,452	51,726,372
KeyCorp	68,825	1,192,049
PNC Financial Services Group, Inc. (The)	27,550	5,287,396
U.S. Bancorp	108,317	5,080,067
Wells Fargo & Co.	231,175	18,105,626
		115,270,052
Diversified Financial Services–0.13%
Apollo Global Management, Inc.	31,036	4,632,744
Diversified Support Services–0.23%
Cintas Corp.	23,802	4,938,915
Copart, Inc.(c)	60,869	3,335,621
		8,274,536
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco S&P 500 Index Fund

Shares		Value
Drug Retail–0.02%
Walgreens Boots Alliance, Inc.(b)	49,299	$526,513
Electric Utilities–1.52%
Alliant Energy Corp.	17,651	1,139,019
American Electric Power Co., Inc.	37,741	4,002,433
Constellation Energy Corp.	21,716	5,440,835
Duke Energy Corp.	53,635	6,301,576
Edison International	26,596	1,447,886
Entergy Corp.	29,522	2,577,566
Evergy, Inc.(c)	15,830	1,090,845
Eversource Energy	26,440	1,665,985
Exelon Corp.	68,698	3,036,452
FirstEnergy Corp.	35,213	1,365,208
NextEra Energy, Inc.	142,781	10,018,943
NRG Energy, Inc.	14,178	1,498,756
PG&E Corp.	155,444	2,539,955
Pinnacle West Capital Corp.(b)	7,818	723,478
PPL Corp.	50,681	1,784,478
Southern Co. (The)	76,076	6,830,864
Xcel Energy, Inc.(b)	39,871	2,874,699
		54,338,978
Electrical Components & Equipment–0.56%
AMETEK, Inc.	15,906	3,011,006
Eaton Corp. PLC	27,349	8,022,009
Emerson Electric Co.	39,343	4,784,502
Generac Holdings, Inc.(c)	4,173	568,154
Hubbell, Inc.	3,688	1,370,424
Rockwell Automation, Inc.	7,795	2,238,334
		19,994,429
Electronic Components–0.23%
Amphenol Corp., Class A	83,709	5,575,019
Corning, Inc.	52,906	2,653,236
		8,228,255
Electronic Equipment & Instruments–0.17%
Keysight Technologies, Inc.(c)	11,991	1,912,924
Teledyne Technologies, Inc.(c)	3,214	1,655,274
Trimble, Inc.(c)	16,813	1,210,200
Zebra Technologies Corp., Class A(c)	3,554	1,119,688
		5,898,086
Electronic Manufacturing Services–0.12%
Jabil, Inc.	7,761	1,202,334
TE Connectivity PLC (Switzerland)	20,878	3,215,838
		4,418,172
Environmental & Facilities Services–0.33%
Republic Services, Inc.	14,024	3,323,968
Rollins, Inc.	19,336	1,013,013
Veralto Corp.	16,975	1,693,426
Waste Management, Inc.	25,360	5,903,301
		11,933,708
Fertilizers & Agricultural Chemicals–0.14%
CF Industries Holdings, Inc.	12,345	1,000,192
Corteva, Inc.	47,556	2,995,077
FMC Corp.(b)	8,593	317,081
Mosaic Co. (The)	22,127	529,278
		4,841,628
Shares		Value
Financial Exchanges & Data–1.10%
Cboe Global Markets, Inc.	7,189	$1,515,441
CME Group, Inc., Class A	25,021	6,349,579
FactSet Research Systems, Inc.	2,614	1,206,988
Intercontinental Exchange, Inc.	39,866	6,905,987
MarketAxess Holdings, Inc.	2,609	502,989
Moody’s Corp.	10,758	5,421,387
MSCI, Inc.(b)	5,403	3,190,526
Nasdaq, Inc.	28,428	2,353,270
S&P Global, Inc.	21,998	11,741,212
		39,187,379
Food Distributors–0.07%
Sysco Corp.	33,782	2,551,892
Food Retail–0.08%
Kroger Co. (The)(b)	45,618	2,956,959
Footwear–0.22%
Deckers Outdoor Corp.(c)	10,474	1,459,657
NIKE, Inc., Class B	82,537	6,555,914
		8,015,571
Gas Utilities–0.05%
Atmos Energy Corp.	11,486	1,747,365
Gold–0.09%
Newmont Corp.	78,825	3,376,863
Health Care Distributors–0.32%
Cardinal Health, Inc.	16,837	2,180,055
Cencora, Inc.	12,176	3,087,103
Henry Schein, Inc.(b)(c)	8,669	625,642
McKesson Corp.	8,909	5,704,076
		11,596,876
Health Care Equipment–2.33%
Abbott Laboratories	120,427	16,620,130
Baxter International, Inc.	35,084	1,210,749
Becton, Dickinson and Co.	20,069	4,526,162
Boston Scientific Corp.(c)	102,331	10,620,934
DexCom, Inc.(b)(c)	27,491	2,429,380
Edwards Lifesciences Corp.(c)	41,383	2,963,850
GE HealthCare Technologies, Inc.	32,005	2,795,637
Hologic, Inc.(c)	15,956	1,011,451
IDEXX Laboratories, Inc.(c)	5,654	2,471,420
Insulet Corp.(c)	4,842	1,318,331
Intuitive Surgical, Inc.(c)	24,730	14,173,999
Medtronic PLC	89,045	8,193,921
ResMed, Inc.	10,094	2,357,151
STERIS PLC	6,775	1,485,487
Stryker Corp.	23,826	9,201,363
Teleflex, Inc.	3,243	430,508
Zimmer Biomet Holdings, Inc.	13,991	1,459,541
		83,270,014
Health Care Facilities–0.13%
HCA Healthcare, Inc.	12,765	3,909,920
Universal Health Services, Inc., Class B	4,109	720,102
		4,630,022
Health Care REITs–0.29%
Alexandria Real Estate Equities, Inc.	10,652	1,089,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco S&P 500 Index Fund

Shares		Value
Health Care REITs–(continued)
Healthpeak Properties, Inc.	48,454	$991,369
Ventas, Inc.	30,008	2,075,953
Welltower, Inc.	41,073	6,305,116
		10,461,712
Health Care Services–0.42%
Cigna Group (The)	19,204	5,931,156
CVS Health Corp.	87,374	5,742,219
DaVita, Inc.(c)	3,156	466,709
Labcorp Holdings, Inc.	5,768	1,447,999
Quest Diagnostics, Inc.(b)	7,679	1,327,699
		14,915,782
Health Care Supplies–0.08%
Align Technology, Inc.(c)	4,820	901,484
Cooper Cos., Inc. (The)(c)	13,739	1,241,731
Solventum Corp.(c)	9,513	758,662
		2,901,877
Heavy Electrical Equipment–0.18%
GE Vernova, Inc.	19,139	6,415,010
Home Furnishings–0.01%
Mohawk Industries, Inc.(c)	3,584	421,443
Home Improvement Retail–1.04%
Home Depot, Inc. (The)	68,967	27,352,312
Lowe’s Cos., Inc.	39,389	9,793,681
		37,145,993
Homebuilding–0.21%
D.R. Horton, Inc.	20,158	2,556,236
Lennar Corp., Class A	16,605	1,986,456
NVR, Inc.(c)	212	1,536,063
PulteGroup, Inc.	14,257	1,472,463
		7,551,218
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	48,541	782,966
Hotels, Resorts & Cruise Lines–0.93%
Airbnb, Inc., Class A(c)	30,227	4,197,623
Booking Holdings, Inc.	2,304	11,556,887
Carnival Corp.(c)	72,123	1,725,903
Expedia Group, Inc.(c)	8,562	1,694,934
Hilton Worldwide Holdings, Inc.	16,930	4,485,773
Marriott International, Inc., Class A	16,052	4,501,783
Norwegian Cruise Line Holdings Ltd.(c)	34,058	773,798
Royal Caribbean Cruises Ltd.	17,175	4,226,768
		33,163,469
Household Products–1.12%
Church & Dwight Co., Inc.	16,903	1,879,614
Clorox Co. (The)	8,508	1,330,566
Colgate-Palmolive Co.	56,727	5,171,801
Kimberly-Clark Corp.	23,138	3,285,827
Procter & Gamble Co. (The)	163,516	28,425,621
		40,093,429
Human Resource & Employment Services–0.39%
Automatic Data Processing, Inc.	28,291	8,916,757
Dayforce, Inc.(b)(c)	10,871	673,893
Shares		Value
Human Resource & Employment Services–(continued)
Paychex, Inc.	22,020	$3,339,774
Paycom Software, Inc.	3,838	842,326
		13,772,750
Independent Power Producers & Energy Traders–0.10%
AES Corp. (The)	48,928	567,076
Vistra Corp.	23,600	3,154,376
		3,721,452
Industrial Conglomerates–0.43%
3M Co.	37,740	5,854,229
Honeywell International, Inc.	45,148	9,611,558
		15,465,787
Industrial Gases–0.57%
Air Products and Chemicals, Inc.(b)	15,436	4,880,092
Linde PLC	33,024	15,423,859
		20,303,951
Industrial Machinery & Supplies & Components–0.76%
Dover Corp.	9,443	1,876,985
Fortive Corp.	24,067	1,914,289
IDEX Corp.(b)	5,211	1,012,653
Illinois Tool Works, Inc.	18,560	4,899,469
Ingersoll Rand, Inc.	27,719	2,350,017
Nordson Corp.(c)	3,741	786,695
Otis Worldwide Corp.	27,518	2,745,746
Parker-Hannifin Corp.	8,937	5,974,474
Pentair PLC	11,324	1,066,721
Snap-on, Inc.	3,645	1,243,565
Stanley Black & Decker, Inc.(b)	10,594	916,699
Xylem, Inc.	16,760	2,193,716
		26,981,029
Industrial REITs–0.22%
Prologis, Inc.	64,307	7,968,923
Insurance Brokers–0.68%
Aon PLC, Class A	14,924	6,105,707
Arthur J. Gallagher & Co.	17,453	5,894,576
Brown & Brown, Inc.(c)	16,266	1,928,171
Marsh & McLennan Cos., Inc.	34,100	8,110,344
Willis Towers Watson PLC	6,978	2,370,078
		24,408,876
Integrated Oil & Gas–1.54%
Chevron Corp.	116,846	18,534,113
Exxon Mobil Corp.(f)	305,207	33,978,695
Occidental Petroleum Corp.	48,595	2,373,380
		54,886,188
Integrated Telecommunication Services–0.73%
AT&T, Inc.	498,198	13,655,607
Verizon Communications, Inc.	292,285	12,597,484
		26,253,091
Interactive Home Entertainment–0.13%
Electronic Arts, Inc.	16,517	2,132,675
Take-Two Interactive Software, Inc.(b)(c)	11,767	2,494,369
		4,627,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco S&P 500 Index Fund

Shares		Value
Interactive Media & Services–6.37%
Alphabet, Inc., Class A	405,694	$69,081,574
Alphabet, Inc., Class C	330,446	56,909,410
Match Group, Inc.	17,646	559,555
Meta Platforms, Inc., Class A	151,363	101,140,757
		227,691,296
Internet Services & Infrastructure–0.11%
Akamai Technologies, Inc.(b)(c)	10,368	836,490
GoDaddy, Inc., Class A(c)	9,743	1,748,869
VeriSign, Inc.(c)	5,742	1,365,907
		3,951,266
Investment Banking & Brokerage–1.03%
Charles Schwab Corp. (The)	121,176	9,637,127
Goldman Sachs Group, Inc. (The)	21,796	13,563,433
Morgan Stanley	86,131	11,464,898
Raymond James Financial, Inc.	12,733	1,969,413
		36,634,871
IT Consulting & Other Services–1.05%
Accenture PLC, Class A (Ireland)	43,385	15,119,672
Cognizant Technology Solutions Corp., Class A	34,050	2,837,387
EPAM Systems, Inc.(c)	3,895	802,915
Gartner, Inc.(c)	5,294	2,638,106
International Business Machines Corp.	64,200	16,206,648
		37,604,728
Leisure Products–0.02%
Hasbro, Inc.	9,010	586,641
Life & Health Insurance–0.34%
Aflac, Inc.	34,624	3,790,289
Globe Life, Inc.(b)	5,140	654,990
MetLife, Inc.	40,413	3,482,792
Principal Financial Group, Inc.	14,637	1,303,279
Prudential Financial, Inc.	24,526	2,822,943
		12,054,293
Life Sciences Tools & Services–0.98%
Agilent Technologies, Inc.	20,044	2,564,029
Bio-Techne Corp.	10,849	669,926
Charles River Laboratories International, Inc.(b)(c)	3,546	586,189
Danaher Corp.	44,633	9,272,952
IQVIA Holdings, Inc.(c)	11,898	2,246,342
Mettler-Toledo International, Inc.(c)	1,459	1,856,898
Revvity, Inc.(b)	8,495	952,714
Thermo Fisher Scientific, Inc.	26,558	14,048,120
Waters Corp.(c)	4,101	1,547,471
West Pharmaceutical Services, Inc.	4,984	1,157,983
		34,902,624
Managed Health Care–1.18%
Centene Corp.(c)	36,137	2,101,728
Elevance Health, Inc.	16,103	6,390,958
Humana, Inc.	8,271	2,236,644
Molina Healthcare, Inc.(c)	4,050	1,219,536
UnitedHealth Group, Inc.	63,898	30,348,994
		42,297,860
Shares		Value
Metal, Glass & Plastic Containers–0.03%
Ball Corp.	20,853	$1,098,745
Movies & Entertainment–1.31%
Live Nation Entertainment, Inc.(c)	10,758	1,542,267
Netflix, Inc.(c)	29,679	29,102,040
Walt Disney Co. (The)	125,738	14,308,985
Warner Bros. Discovery, Inc.(c)	154,137	1,766,410
		46,719,702
Multi-Family Residential REITs–0.24%
AvalonBay Communities, Inc.	9,757	2,206,838
Camden Property Trust	7,335	909,980
Equity Residential	23,437	1,738,322
Essex Property Trust, Inc.	4,439	1,383,059
Mid-America Apartment Communities, Inc.	8,076	1,357,737
UDR, Inc.	20,536	927,817
		8,523,753
Multi-line Insurance–0.10%
American International Group, Inc.	44,236	3,668,934
Multi-Sector Holdings–1.83%
Berkshire Hathaway, Inc., Class B(c)	127,266	65,393,089
Multi-Utilities–0.62%
Ameren Corp.	18,434	1,872,157
CenterPoint Energy, Inc.(b)	48,169	1,656,050
CMS Energy Corp.	20,643	1,507,971
Consolidated Edison, Inc.	23,757	2,411,811
Dominion Energy, Inc.	57,633	3,263,181
DTE Energy Co.	14,222	1,901,481
NiSource, Inc.	32,410	1,322,652
Public Service Enterprise Group, Inc.	34,222	2,777,115
Sempra	43,978	3,147,505
WEC Energy Group, Inc.(b)	21,714	2,316,667
		22,176,590
Office REITs–0.02%
BXP, Inc.(b)	9,948	705,612
Oil & Gas Equipment & Services–0.24%
Baker Hughes Co., Class A	68,245	3,043,044
Halliburton Co.	60,648	1,599,288
Schlumberger N.V.	97,548	4,063,850
		8,706,182
Oil & Gas Exploration & Production–0.73%
APA Corp.(b)	21,997	455,338
ConocoPhillips	89,533	8,877,197
Coterra Energy, Inc.	50,786	1,370,714
Devon Energy Corp.	45,610	1,651,994
Diamondback Energy, Inc.	13,303	2,114,645
EOG Resources, Inc.	39,060	4,958,277
EQT Corp.	40,807	1,965,673
Hess Corp.	18,986	2,827,775
Texas Pacific Land Corp.(b)	1,292	1,844,911
		26,066,524
Oil & Gas Refining & Marketing–0.28%
Marathon Petroleum Corp.	22,210	3,335,498
Phillips 66	28,754	3,729,106
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
Valero Energy Corp.	22,009	$2,877,237
		9,941,841
Oil & Gas Storage & Transportation–0.44%
Kinder Morgan, Inc.	134,201	3,636,847
ONEOK, Inc.	40,561	4,071,919
Targa Resources Corp.	15,050	3,035,886
Williams Cos., Inc. (The)	84,639	4,924,297
		15,668,949
Other Specialized REITs–0.12%
Iron Mountain, Inc.	20,151	1,877,469
VICI Properties, Inc.	72,111	2,342,886
		4,220,355
Other Specialty Retail–0.09%
Tractor Supply Co.(b)	37,060	2,051,271
Ulta Beauty, Inc.(c)	3,028	1,109,338
		3,160,609
Packaged Foods & Meats–0.54%
Conagra Brands, Inc.	32,914	840,624
General Mills, Inc.	38,238	2,317,988
Hershey Co. (The)(b)	10,145	1,752,143
Hormel Foods Corp.	19,985	572,170
J.M. Smucker Co. (The)	7,310	807,974
Kellanova	19,744	1,636,778
Kraft Heinz Co. (The)	60,633	1,862,039
Lamb Weston Holdings, Inc.(b)	9,941	515,640
McCormick & Co., Inc.	17,402	1,437,579
Mondelez International, Inc., Class A	92,845	5,963,434
The Campbell’s Company	13,546	542,653
Tyson Foods, Inc., Class A	19,772	1,212,814
		19,461,836
Paper & Plastic Packaging Products & Materials–0.20%
Amcor PLC(b)	99,509	1,007,031
Avery Dennison Corp.	5,546	1,042,482
International Paper Co.	37,423	2,108,786
Packaging Corp. of America	6,162	1,313,061
Smurfit WestRock PLC	33,894	1,764,860
		7,236,220
Passenger Airlines–0.17%
Delta Air Lines, Inc.	44,051	2,648,346
Southwest Airlines Co.	41,370	1,284,952
United Airlines Holdings, Inc.(c)	22,729	2,132,208
		6,065,506
Passenger Ground Transportation–0.31%
Uber Technologies, Inc.(c)	146,205	11,113,042
Personal Care Products–0.12%
Estee Lauder Cos., Inc. (The), Class A	16,043	1,153,652
Kenvue, Inc.	131,565	3,104,934
		4,258,586
Pharmaceuticals–3.33%
Bristol-Myers Squibb Co.	140,821	8,395,748
Eli Lilly and Co.	54,708	50,365,826
Johnson & Johnson	167,167	27,585,898
Merck & Co., Inc.	175,639	16,202,698
Shares		Value
Pharmaceuticals–(continued)
Pfizer, Inc.	393,473	$10,399,491
Viatris, Inc.	81,976	756,639
Zoetis, Inc.	31,122	5,204,843
		118,911,143
Property & Casualty Insurance–1.03%
Allstate Corp. (The)	18,386	3,661,572
Arch Capital Group Ltd.	25,730	2,390,574
Assurant, Inc.	3,579	744,038
Chubb Ltd.	26,029	7,430,759
Cincinnati Financial Corp.	10,733	1,586,445
Erie Indemnity Co., Class A(b)	1,746	747,410
Hartford Financial Services Group, Inc. (The)	20,130	2,380,976
Loews Corp.	12,500	1,083,375
Progressive Corp. (The)	40,674	11,470,068
Travelers Cos., Inc. (The)	15,658	4,047,437
W.R. Berkley Corp.	20,652	1,302,728
		36,845,382
Publishing–0.03%
News Corp., Class A	26,108	747,211
News Corp., Class B	7,877	254,270
		1,001,481
Rail Transportation–0.52%
CSX Corp.	133,185	4,263,252
Norfolk Southern Corp.	15,533	3,817,234
Union Pacific Corp.	42,094	10,384,169
		18,464,655
Real Estate Services–0.14%
CBRE Group, Inc., Class A(c)	20,692	2,937,022
CoStar Group, Inc.(b)(c)	28,228	2,152,385
		5,089,407
Regional Banks–0.31%
Citizens Financial Group, Inc.	30,797	1,409,579
Huntington Bancshares, Inc.	100,182	1,649,997
M&T Bank Corp.	11,473	2,199,604
Regions Financial Corp.	62,866	1,490,553
Truist Financial Corp.	91,994	4,263,922
		11,013,655
Reinsurance–0.03%
Everest Group Ltd.	2,961	1,045,884
Research & Consulting Services–0.20%
Equifax, Inc.	8,499	2,083,955
Jacobs Solutions, Inc.	8,656	1,108,920
Leidos Holdings, Inc.	9,255	1,202,872
Verisk Analytics, Inc.	9,785	2,905,265
		7,301,012
Restaurants–0.99%
Chipotle Mexican Grill, Inc.(c)	94,079	5,077,444
Darden Restaurants, Inc.	8,138	1,631,343
Domino’s Pizza, Inc.	2,401	1,175,794
McDonald’s Corp.	49,757	15,341,576
Starbucks Corp.	78,702	9,114,479
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Yum! Brands, Inc.	19,315	$3,020,286
		35,360,922
Retail REITs–0.28%
Federal Realty Investment Trust	5,140	541,859
Kimco Realty Corp.	50,906	1,125,023
Realty Income Corp.	60,768	3,465,599
Regency Centers Corp.(b)	11,176	857,199
Simon Property Group, Inc.	21,295	3,962,786
		9,952,466
Self-Storage REITs–0.15%
Extra Space Storage, Inc.	14,560	2,221,274
Public Storage	10,821	3,285,472
		5,506,746
Semiconductor Materials & Equipment–0.68%
Applied Materials, Inc.	57,240	9,047,927
Enphase Energy, Inc.(b)(c)	9,266	531,220
KLA Corp.	9,235	6,546,137
Lam Research Corp.	89,571	6,873,678
Teradyne, Inc.	12,224	1,342,929
		24,341,891
Semiconductors–9.69%
Advanced Micro Devices, Inc.(c)	112,676	11,251,825
Analog Devices, Inc.	34,473	7,930,858
Broadcom, Inc.	324,290	64,673,155
First Solar, Inc.(c)	7,355	1,001,604
Intel Corp.	299,462	7,106,233
Microchip Technology, Inc.	36,856	2,169,344
Micron Technology, Inc.	76,983	7,207,918
Monolithic Power Systems, Inc.	3,350	2,046,884
NVIDIA Corp.	1,703,179	212,761,121
NXP Semiconductors N.V. (China)	17,500	3,772,825
ON Semiconductor Corp.(c)	29,428	1,384,587
QUALCOMM, Inc.	77,139	12,123,937
Skyworks Solutions, Inc.	10,928	728,460
Texas Instruments, Inc.	63,337	12,413,419
		346,572,170
Single-Family Residential REITs–0.04%
Invitation Homes, Inc.	39,138	1,331,083
Soft Drinks & Non-alcoholic Beverages–1.09%
Coca-Cola Co. (The)	269,191	19,169,091
Keurig Dr Pepper, Inc.	79,183	2,654,214
Monster Beverage Corp.(c)	48,451	2,647,847
PepsiCo, Inc.	95,261	14,619,706
		39,090,858
Specialty Chemicals–0.50%
Albemarle Corp.(b)	8,092	623,327
Celanese Corp.(b)	7,476	380,827
DuPont de Nemours, Inc.	28,680	2,345,164
Eastman Chemical Co.	7,998	782,604
Ecolab, Inc.	17,398	4,680,236
International Flavors & Fragrances, Inc.	17,651	1,444,028
PPG Industries, Inc.	16,028	1,814,690
Sherwin-Williams Co. (The)	16,088	5,828,200
		17,899,076
Shares		Value
Steel–0.10%
Nucor Corp.	16,305	$2,241,448
Steel Dynamics, Inc.	9,858	1,331,520
		3,572,968
Systems Software–7.20%
CrowdStrike Holdings, Inc., Class A(c)	16,158	6,296,126
Fortinet, Inc.(c)	44,170	4,770,802
Gen Digital, Inc.	37,061	1,012,877
Microsoft Corp.	516,222	204,934,972
Oracle Corp.	111,593	18,531,134
Palo Alto Networks, Inc.(c)	45,444	8,653,901
ServiceNow, Inc.(c)	14,303	13,298,357
		257,498,169
Technology Distributors–0.05%
CDW Corp.	9,177	1,635,341
Technology Hardware, Storage & Peripherals–7.42%
Apple, Inc.	1,049,529	253,818,093
Dell Technologies, Inc., Class C	21,327	2,191,563
Hewlett Packard Enterprise Co.	89,283	1,768,696
HP, Inc.	67,223	2,075,174
NetApp, Inc.	14,122	1,409,517
Seagate Technology Holdings PLC	14,425	1,470,052
Super Micro Computer, Inc.(b)(c)	37,294	1,546,209
Western Digital Corp.(c)	24,003	1,174,467
		265,453,771
Telecom Tower REITs–0.31%
American Tower Corp.	32,445	6,671,341
Crown Castle, Inc.	29,853	2,809,167
SBA Communications Corp., Class A	7,384	1,608,974
		11,089,482
Timber REITs–0.04%
Weyerhaeuser Co.	49,964	1,503,916
Tobacco–0.65%
Altria Group, Inc.	117,211	6,546,234
Philip Morris International, Inc. (Switzerland)	107,956	16,763,408
		23,309,642
Trading Companies & Distributors–0.26%
Fastenal Co.	39,339	2,979,142
United Rentals, Inc.	4,574	2,937,972
W.W. Grainger, Inc.	3,149	3,215,790
		9,132,904
Transaction & Payment Processing Services–2.73%
Corpay, Inc.(c)	4,770	1,750,829
Fidelity National Information Services, Inc.	37,479	2,665,506
Fiserv, Inc.(c)	39,550	9,321,539
Global Payments, Inc.	17,479	1,840,189
Jack Henry & Associates, Inc.	5,019	871,248
Mastercard, Inc., Class A	56,913	32,799,531
PayPal Holdings, Inc.(c)	70,231	4,989,913
Visa, Inc., Class A	119,987	43,520,485
		97,759,240
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco S&P 500 Index Fund

Shares		Value
Water Utilities–0.05%
American Water Works Co., Inc.	13,386	$1,820,094
Wireless Telecommunication Services–0.25%
T-Mobile US, Inc.	33,664	9,078,844
Total Common Stocks & Other Equity Interests (Cost $1,215,526,769)		3,501,065,327
Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(g)	25,850,794	25,850,794
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(g)	46,083,783	46,083,783
Total Money Market Funds (Cost $71,934,577)		71,934,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,287,461,346)		3,572,999,904
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.33%
Invesco Private Government Fund, 4.34%(d)(g)(h)	14,177,591	$14,177,591
Invesco Private Prime Fund, 4.47%(d)(g)(h)	33,121,890	33,131,826
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,309,417)		47,309,417
TOTAL INVESTMENTS IN SECURITIES–101.24% (Cost $1,334,770,763)		3,620,309,321
OTHER ASSETS LESS LIABILITIES—(1.24)%		(44,196,140)
NET ASSETS–100.00%		$3,576,113,181
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco Ltd.	$529,277	$-	$-	$9,292	$-	$538,569	$12,698
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	24,278,577	46,369,448	(44,797,231)	-	-	25,850,794	709,558
Invesco Treasury Portfolio, Institutional Class	43,163,953	86,114,687	(83,194,857)	-	-	46,083,783	1,267,374
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,996,870	110,612,524	(107,431,803)	-	-	14,177,591	272,180*
Invesco Private Prime Fund	28,741,538	230,292,466	(225,900,448)	(1,262)	(468)	33,131,826	722,984*
Total	$107,710,215	$473,389,125	$(461,324,339)	$8,030	$(468)	$119,782,563	$2,984,794

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	256	March-2025	$76,329,600	$(1,465,842)	$(1,465,842)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco S&P 500 Index Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,214,900,516)*	$3,500,526,758
Investments in affiliates, at value (Cost $119,870,247)	119,782,563
Other investments:
Variation margin receivable — futures contracts	1,113,398
Cash	473
Receivable for:
Fund shares sold	2,509,427
Dividends	3,934,319
Investment for trustee deferred compensation and retirement plans	90,995
Other assets	104,607
Total assets	3,628,062,540
Liabilities:
Payable for:
Fund shares reacquired	2,630,769
Collateral upon return of securities loaned	47,309,417
Accrued fees to affiliates	1,641,180
Accrued trustees’ and officers’ fees and benefits	2,275
Accrued other operating expenses	264,769
Trustee deferred compensation and retirement plans	100,949
Total liabilities	51,949,359
Net assets applicable to shares outstanding	$3,576,113,181
Net assets consist of:
Shares of beneficial interest	$1,301,988,972
Distributable earnings	2,274,124,209
$3,576,113,181
Net Assets:
Class A	$2,540,752,059
Class C	$414,128,879
Class Y	$544,139,637
Class R6	$77,092,606
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	40,516,607
Class C	6,922,211
Class Y	8,533,980
Class R6	1,207,175
Class A:
Net asset value per share	$62.71
Maximum offering price per share (Net asset value of $62.71 ÷ 94.50%)	$66.36
Class C:
Net asset value and offering price per share	$59.83
Class Y:
Net asset value and offering price per share	$63.76
Class R6:
Net asset value and offering price per share	$63.86

*	At February 28, 2025, securities with an aggregate value of $46,850,079 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco S&P 500 Index Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $5,339)	$22,519,727
Dividends from affiliates (includes net securities lending income of $27,563)	2,017,193
Total investment income	24,536,920
Expenses:
Advisory fees	1,944,291
Administrative services fees	239,549
Custodian fees	10,661
Distribution fees:
Class A	3,033,682
Class C	2,032,128
Transfer agent fees — A, C and Y	2,221,192
Transfer agent fees — R6	9,907
Trustees’ and officers’ fees and benefits	23,308
Registration and filing fees	58,063
Licensing fees	327,965
Reports to shareholders	51,414
Professional services fees	39,225
Other	20,676
Total expenses	10,012,061
Less: Fees waived and/or expense offset arrangement(s)	(74,523)
Net expenses	9,937,538
Net investment income	14,599,382
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,068,674)
Affiliated investment securities	(468)
Futures contracts	5,179,851
3,110,709
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	178,801,897
Affiliated investment securities	8,030
Futures contracts	(3,104,514)
175,705,413
Net realized and unrealized gain	178,816,122
Net increase in net assets resulting from operations	$193,415,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco S&P 500 Index Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$14,599,382	$27,460,646
Net realized gain	3,110,709	14,204,833
Change in net unrealized appreciation	175,705,413	642,397,510
Net increase in net assets resulting from operations	193,415,504	684,062,989
Distributions to shareholders from distributable earnings:
Class A	(26,477,281)	(18,907,771)
Class C	(1,858,842)	(1,387,800)
Class Y	(7,145,803)	(5,892,777)
Class R6	(1,011,583)	(346,442)
Total distributions from distributable earnings	(36,493,509)	(26,534,790)
Share transactions–net:
Class A	102,710,960	195,059,555
Class C	(150,832)	(17,252,549)
Class Y	(23,391,222)	(20,307,765)
Class R6	5,431,111	32,999,403
Net increase in net assets resulting from share transactions	84,600,017	190,498,644
Net increase in net assets	241,522,012	848,026,843
Net assets:
Beginning of period	3,334,591,169	2,486,564,326
End of period	$3,576,113,181	$3,334,591,169
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco S&P 500 Index Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$59.89	$0.27	$3.22	$3.49	$(0.48)	$(0.19)	$(0.67)	$62.71	5.80%	$2,540,752	0.54%(d)	0.54%(d)	0.87%(d)	1%
Year ended 08/31/24	47.86	0.53	12.02	12.55	(0.52)	—	(0.52)	59.89	26.45	2,328,665	0.54	0.54	1.00	1
Year ended 08/31/23	41.94	0.51	5.84	6.35	(0.43)	—	(0.43)	47.86	15.33	1,681,628	0.54	0.54	1.18	2
Year ended 08/31/22	48.42	0.44	(5.97)	(5.53)	(0.39)	(0.56)	(0.95)	41.94	(11.70)	1,392,433	0.54	0.54	0.95	2
Year ended 08/31/21	37.59	0.39	10.94	11.33	(0.43)	(0.07)	(0.50)	48.42	30.46	1,544,523	0.54	0.54	0.93	5
Year ended 08/31/20	31.59	0.45	6.21	6.66	(0.45)	(0.21)	(0.66)	37.59	21.33 (e)	1,147,062	0.54 (e)	0.54 (e)	1.36 (e)	2
Class C
Six months ended 02/28/25	57.00	0.04	3.06	3.10	(0.08)	(0.19)	(0.27)	59.83	5.43 (f)	414,129	1.28 (d)(f)	1.28 (d)(f)	0.13 (d)(f)	1
Year ended 08/31/24	45.60	0.13	11.46	11.59	(0.19)	—	(0.19)	57.00	25.50	394,608	1.29	1.29	0.25	1
Year ended 08/31/23	40.17	0.18	5.58	5.76	(0.33)	—	(0.33)	45.60	14.49 (f)	330,698	1.28 (f)	1.28 (f)	0.44 (f)	2
Year ended 08/31/22	46.48	0.09	(5.75)	(5.66)	(0.09)	(0.56)	(0.65)	40.17	(12.38)	329,140	1.29	1.29	0.20	2
Year ended 08/31/21	36.09	0.12	10.52	10.64	(0.18)	(0.07)	(0.25)	46.48	29.65 (f)	400,963	1.18 (f)	1.18 (f)	0.29 (f)	5
Year ended 08/31/20	30.36	0.19	5.96	6.15	(0.21)	(0.21)	(0.42)	36.09	20.41	353,371	1.30	1.30	0.60	2
Class Y
Six months ended 02/28/25	60.93	0.35	3.28	3.63	(0.61)	(0.19)	(0.80)	63.76	5.94	544,140	0.29 (d)	0.29 (d)	1.12 (d)	1
Year ended 08/31/24	48.67	0.67	12.22	12.89	(0.63)	—	(0.63)	60.93	26.75	542,736	0.29	0.29	1.25	1
Year ended 08/31/23	42.57	0.63	5.94	6.57	(0.47)	—	(0.47)	48.67	15.63	450,318	0.29	0.29	1.43	2
Year ended 08/31/22	49.12	0.56	(6.05)	(5.49)	(0.50)	(0.56)	(1.06)	42.57	(11.48)	284,424	0.29	0.29	1.20	2
Year ended 08/31/21	38.11	0.50	11.10	11.60	(0.52)	(0.07)	(0.59)	49.12	30.80	286,102	0.29	0.29	1.18	5
Year ended 08/31/20	32.01	0.53	6.30	6.83	(0.52)	(0.21)	(0.73)	38.11	21.62	203,430	0.30	0.30	1.60	2
Class R6
Six months ended 02/28/25	61.04	0.39	3.28	3.67	(0.66)	(0.19)	(0.85)	63.86	5.99	77,093	0.19 (d)	0.19 (d)	1.22 (d)	1
Year ended 08/31/24	48.75	0.74	12.22	12.96	(0.67)	—	(0.67)	61.04	26.87	68,583	0.19	0.19	1.35	1
Year ended 08/31/23	42.61	0.67	5.95	6.62	(0.48)	—	(0.48)	48.75	15.74	23,920	0.20	0.20	1.52	2
Year ended 08/31/22	49.15	0.60	(6.05)	(5.45)	(0.53)	(0.56)	(1.09)	42.61	(11.40)	16,438	0.20	0.20	1.29	2
Year ended 08/31/21	38.13	0.53	11.09	11.62	(0.53)	(0.07)	(0.60)	49.15	30.86	12,765	0.24	0.24	1.23	5
Year ended 08/31/20	32.02	0.55	6.31	6.86	(0.54)	(0.21)	(0.75)	38.13	21.70	8,020	0.24	0.24	1.66	2

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2020, respectively.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.99% and 0.89% for the six months ended February 28, 2025 and the years ended August 31, 2023 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco S&P 500 Index Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14
Invesco S&P 500 Index Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
15
Invesco S&P 500 Index Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, the Fund paid the Adviser $1,886 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.11%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.00%, 2.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $46,151.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the
16
Invesco S&P 500 Index Fund

average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $276,535 in front-end sales commissions from the sale of Class A shares and $5,830 and $15,861 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2025, the Fund incurred $4,463 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,501,065,327	$—	$—	$3,501,065,327
Money Market Funds	71,934,577	47,309,417	—	119,243,994
Total Investments in Securities	3,572,999,904	47,309,417	—	3,620,309,321
Other Investments - Liabilities
Futures Contracts	(1,465,842)	—	—	(1,465,842)
Total Investments	$3,571,534,062	$47,309,417	$—	$3,618,843,479
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(1,465,842)
Derivatives not subject to master netting agreements	1,465,842
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
17
Invesco S&P 500 Index Fund

Effect of Derivative Investments for the six months ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$5,179,851
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(3,104,514)
Total	$2,075,337
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$88,105,106

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,372.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $91,642,813 and $32,440,173, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,301,148,303
Aggregate unrealized (depreciation) of investments	(36,198,019)
Net unrealized appreciation of investments	$2,264,950,284
Cost of investments for tax purposes is $1,353,893,195.
18
Invesco S&P 500 Index Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,260,723	$203,438,457	7,645,707	$400,741,633
Class C	922,979	54,845,700	1,628,406	81,141,998
Class Y	1,192,149	75,873,088	2,339,767	122,627,275
Class R6	142,956	9,177,931	757,378	39,774,791
Issued as reinvestment of dividends:
Class A	369,536	23,613,372	335,327	16,679,179
Class C	28,434	1,735,891	26,708	1,271,014
Class Y	93,017	6,040,538	97,460	4,923,691
Class R6	15,086	980,886	6,506	328,997
Automatic conversion of Class C shares to Class A shares:
Class A	477,241	30,020,556	840,951	44,417,602
Class C	(500,961)	(30,020,556)	(881,874)	(44,417,602)
Reacquired:
Class A	(2,474,566)	(154,361,425)	(5,074,269)	(266,778,859)
Class C	(451,067)	(26,711,867)	(1,101,998)	(55,247,959)
Class Y	(1,658,381)	(105,304,848)	(2,782,759)	(147,858,731)
Class R6	(74,379)	(4,727,706)	(131,059)	(7,104,385)
Net increase in share activity	1,342,767	$84,600,017	3,706,251	$190,498,644

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco S&P 500 Index Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco S&P 500 Index Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
MS-SPI-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Senior Floating Rate Fund
Nasdaq:
A: OOSAX ■ C: OOSCX ■ R: OOSNX ■ Y: OOSYX ■ R5: SFRRX ■ R6: OOSIX

2	Schedule of Investments
20	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
34	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–83.78%(b)(c)
Aerospace & Defense–2.25%
ADB Safegate Lux (CEP IV/ADBAS) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	7.45%	10/05/2026	EUR	7,470	$7,691,583
Arxis
Delayed Draw Term Loan(d)	0.00%	01/29/2032		$255	254,050
Term Loan B(e)	–	01/30/2032		2,704	2,692,935
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.79%	07/01/2031		581	581,087
Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	07/01/2031		3,592	3,592,943
Engineering Research and Consulting LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)(f)	9.31%	08/15/2031		5,295	5,281,802
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	8.19%	04/30/2028		4,294	4,017,427
Greenrock Finance, Inc., Term Loan (3 mo. Term SOFR + 4.25%)	8.08%	07/06/2029		450	453,301
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	09/22/2028		3,728	3,712,205
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	8.17%	02/01/2028		7,194	6,529,995
Propulsion (BC) Newco LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	09/14/2029		5,403	5,436,336
Rand Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.30%	03/18/2030		9,063	9,079,584
TransDigm, Inc.
Term Loan I (3 mo. Term SOFR + 2.75%)	7.08%	08/24/2028		13,492	13,534,841
Term Loan J (3 mo. Term SOFR + 3.25%)	6.83%	02/28/2031		2,442	2,444,807
Term Loan K (3 mo. Term SOFR + 2.75%)	7.08%	03/22/2030		487	488,191
					65,791,087
Air Transport–1.77%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 4.75%)	9.30%	04/20/2028		19,995	20,440,277
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.25%)	6.56%	02/15/2028		55	54,436
Term Loan (1 mo. Term SOFR + 2.50%)	6.96%	06/04/2029		12,741	12,710,881
eTraveli Group Holding AB (Sweden), Term Loan (3 mo. Term SOFR + 4.00%)	6.82%	11/02/2028	EUR	1,578	1,652,425
Stonepeak Nile Parent LLC, Term Loan(e)	–	02/15/2032		7,739	7,723,697
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.30%	02/24/2031		1,434	1,438,086
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.75%)	7.58%	02/14/2031		7,585	7,580,927
					51,600,729
Automotive–3.11%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.44%	04/06/2028		7,464	7,433,312
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	10/16/2031		11,792	11,838,182
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-1 (6 mo. EURIBOR + 4.00%)	6.55%	07/28/2028	EUR	1,425	1,470,123
Second Lien Term Loan (1 mo. GBP SONIA + 7.50%)	11.95%	07/27/2029	GBP	5,046	6,108,783
DexKo Global, Inc., Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	8.58%	10/04/2028		4,699	4,479,574
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.00%)(f)	7.44%	12/17/2028		5,651	5,671,741
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)(f)	10.32%	08/30/2030		5,010	4,978,709
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.00%)	9.55%	03/30/2027		3,456	3,323,535
First Lien Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 04/14/2023-01/04/2024; Cost $3,516,881)(g)	9.55%	03/30/2027		3,548	3,410,834
Highline Aftermarket Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.50%)(f)	7.82%	02/15/2030		8,229	8,249,773
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.82%	04/23/2031		3,154	3,153,632
Mavis Tire Express Services Topco Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	7.31%	05/04/2028		9,048	9,075,519
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/11/2031		2,073	2,077,563
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	01/15/2032		12,464	12,458,989
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.00%)	7.31%	07/16/2031		3,514	3,514,459
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Wand Newco 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.07%	01/30/2031		$3,556	$3,550,707
					90,795,435
Beverage & Tobacco–0.79%
AI Aqua Merger Sub, Inc., Term loan B (1 mo. Term SOFR + 3.00%)	7.31%	07/31/2028		10,123	10,100,490
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%) (Acquired 04/25/2024-05/07/2024; Cost $4,307,880)(f)(g)	10.81%	04/05/2028		4,541	2,316,084
Term Loan (3 mo. Term SOFR + 3.76%) (Acquired 04/15/2024; Cost $10,062,846)(f)(g)	8.06%	04/05/2028		10,680	5,446,941
Term Loan (3 mo. Term SOFR + 9.26%) (Acquired 01/06/2025-02/03/2025; Cost $1,445,229)(g)	13.42%	04/05/2028		1,593	1,540,646
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 04/15/2024-01/15/2025; Cost $8,421,972)(g)	9.56%	04/14/2028		10,802	864,178
Savor Acquisition, Inc. (Sauer Brands)
Delayed Draw Term Loan(d)	0.00%	02/04/2032		253	253,572
Term Loan(e)	–	02/04/2032		2,681	2,687,868
					23,209,779
Brokers, Dealers & Investment Houses–0.10%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/02/2028		1,225	1,223,411
Creative Planning (CPI Holdco B LLC), Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	05/17/2031		1,656	1,653,588
					2,876,999
Building & Development–3.58%
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.67%	11/03/2028		6,442	6,440,812
Empire Today LLC
Term Loan (1 mo. Term SOFR + 5.11%)	9.43%	08/03/2029		15,604	9,050,589
Term Loan (1 mo. Term SOFR + 5.61%)	9.93%	08/03/2029		4,639	4,540,582
Term Loan A (1 mo. Term SOFR + 5.61%)	9.93%	08/03/2029		4,653	4,554,108
Flakt Woods (Fusilli Holdco) (Luxembourg), Term Loan B (6 mo. EURIBOR + 6.00%) (Acquired 02/24/2022-04/24/2024; Cost $1,874,551)(g)	7.95%	04/12/2026	EUR	1,719	1,798,077
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	06/17/2031		4,919	4,915,562
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.09%	12/22/2028		4,106	4,142,711
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	7.92%	04/01/2028		11,694	10,119,188
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	10/02/2028		4,058	4,049,148
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.79%	08/03/2030		1,516	1,515,466
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	9.17%	02/16/2029		12,584	11,734,678
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	03/28/2031		2,055	2,062,456
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.50%	04/29/2029		10,708	10,660,103
Platea (BC) Bidco AB
Delayed Draw Term Loan B (3 mo. EURIBOR + 4.00%)	6.62%	04/02/2031	EUR	78	81,225
Delayed Draw Term Loan B(d)	0.00%	04/03/2031	EUR	120	125,900
Term Loan B (3 mo. EURIBOR + 4.00%)	6.72%	04/02/2031	EUR	989	1,035,627
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	03/19/2029		5,111	5,113,107
Term Loan B (1 mo. Term SOFR + 2.25%)	6.56%	02/15/2032		6,262	6,259,028
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.57%	04/14/2031		7,274	7,273,855
Quimper AB (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	6.43%	03/31/2030	EUR	700	731,856
TAMKO Building Products LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	09/20/2030		5,660	5,681,262
Tecta America Corp., Term Loan(e)	–	02/08/2032		2,840	2,844,040
					104,729,380
Business Equipment & Services–9.22%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.17%	05/12/2028		9,436	9,457,242
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	05/17/2028		4,536	4,564,992
Boost Newco Borrower LLC (WorldPay), Term Loan B (1 mo. Term SOFR + 2.00%)	6.29%	01/31/2031		9,741	9,757,613
Checkout Holding Corp. (Catalina Marketing), Term Loan (1 mo. Term SOFR + 9.50%)	13.81%	05/10/2027		10,937	10,554,441
Cimpress USA, Inc., Term Loan (3 mo. Term SOFR + 3.00%)(f)	6.82%	11/01/2030		12,540	12,508,885
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Cloud Software Group, Inc.
Term Loan (3 mo. Term SOFR + 3.75%)	8.08%	03/21/2031		$4,598	$4,617,747
Term Loan B (3 mo. Term SOFR + 3.50%)	7.83%	03/30/2029		4,200	4,215,163
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.06%	02/12/2029		3,743	3,123,417
Term Loan (3 mo. Term SOFR + 4.00%)	8.56%	02/10/2028		14,632	13,604,512
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.75%)	6.31%	11/02/2029		2,424	2,419,219
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.08%	04/09/2027		17,762	9,285,752
Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	11.34%	04/07/2028		1,901	1,846,119
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	04/26/2029		4,595	4,595,279
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	01/18/2029		12,454	12,451,822
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.30%	02/01/2029		14,146	14,137,017
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.07%	05/12/2028		13,589	13,530,680
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.08%	02/16/2028		4,133	4,163,706
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	6.93%	04/01/2028	EUR	13,558	14,077,087
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	8.70%	10/25/2029	EUR	7,138	6,155,811
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.30%	08/11/2028		2,796	2,786,432
Monitronics International, Inc., Term Loan B (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $30,221,196)(g)	12.09%	06/30/2028		30,206	30,121,054
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)(f)	8.08%	03/02/2028		4,333	4,343,702
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-01/05/2022; Cost $9,099,120)(g)	9.21%	07/27/2027		9,364	5,805,837
Plano HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)(f)	7.83%	10/02/2031		5,408	5,441,418
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	09/30/2031		7,545	7,558,219
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.19%	01/31/2028		6,203	6,268,267
Ramudden Global Group GmbH (Germany), Term Loan D-2 (1 mo. EURIBOR + 4.25%)	6.89%	12/10/2029	EUR	7,000	7,266,495
Rubix Group Finco Ltd. (Brammer/IPH) (United Kingdom), Delayed Draw Term Loan	4.00%	09/30/2028	EUR	1,289	1,337,324
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	11/14/2030		8,572	8,590,238
Socotec (Holding SAS) (France), Term Loan B (1 mo. Term SOFR + 3.75%)	8.05%	06/02/2028		1,387	1,397,260
Solera (Polaris Newco LLC), First Lien Term Loan (1 mo. GBP SONIA + 4.75%)	9.70%	06/02/2028	GBP	1,478	1,809,002
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.71%	03/04/2028		29,631	25,752,690
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan B(d)	0.00%	08/31/2028		867	872,699
Delayed Draw Term Loan B (3 mo. Term SoFR + 4.25%)	1.00%	08/31/2028		554	557,955
Term Loan B (3 mo. Term SOFR + 4.25%)	8.58%	08/31/2028		2,393	2,409,125
Verra Mobility Corp., Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	03/24/2028		2,148	2,150,614
					269,534,835
Cable & Satellite Television–2.81%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.79%	10/31/2027	EUR	1,379	1,258,936
Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	10/31/2027		8,304	7,198,535
Term Loan B (3 mo. EURIBOR + 5.00%)	7.79%	10/31/2027	EUR	3,298	3,010,260
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.50%)	6.94%	09/01/2028		1,095	1,082,801
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.57%	09/18/2030		8,378	8,333,772
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (6 mo. Term SOFR + 4.00%)	8.68%	08/14/2026		9,288	8,116,445
Term Loan B-11 (1 mo. Term SOFR + 2.75%)	7.43%	07/31/2025		1,403	1,217,097
Term Loan B-12 (1 mo. Term SOFR + 3.69%)	8.37%	01/31/2026		22,153	19,388,952
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	8.29%	08/15/2028	EUR	4,793	4,451,498
UPC - LG (Sunrise), Term Loan AAA (1 mo. Term SOFR + 2.50%)	6.79%	02/17/2032		8,144	8,079,965
Virgin Media 02 - LG (United Kingdom)
Term Loan (3 mo. Term SOFR + 3.28%)	7.58%	03/31/2031		8,928	8,706,672
Term Loan Q (1 mo. Term SOFR + 3.25%)	7.68%	01/31/2029		3,195	3,147,231
Term Loan Y (6 mo. Term SOFR + 3.25%)	7.72%	03/31/2031		8,195	7,991,964
					81,984,128
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–9.40%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan (3 mo. Term SOFR + 5.65%)(f)	11.06%	08/03/2026		$4,923	$4,696,145
Incremental Term Loan (3 mo. Term SOFR + 5.65%)(f)	9.96%	08/06/2026		75	71,896
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.58%	12/14/2029		8,018	7,117,336
AkzoNobel Chemicals, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/03/2028		6,906	6,959,389
Aruba Investments, Inc., First Lien Term Loan (1 mo. EURIBOR + 4.00%)	6.55%	11/24/2027	EUR	5,919	6,112,386
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%) (Acquired 03/23/2022-01/31/2025; Cost $14,950,853)(g)	9.10%	08/27/2026		15,180	7,839,108
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	09/09/2031		3,609	3,622,767
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.31%	12/01/2030		7,863	7,882,837
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.00%)	7.32%	08/18/2028		9,604	9,583,776
Composite Resins Holding B.V. (AOC), Term Loan B (1 mo. Term SOFR + 3.61%)	7.93%	10/15/2028		4,577	4,583,728
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	7.31%	11/01/2030		4,641	4,650,770
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.04%	10/04/2029		11,883	11,867,548
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.29%	10/04/2030		1,420	1,405,748
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.25%) (Acquired 08/12/2021-03/22/2023; Cost $9,371,052)(g)	9.84%	11/01/2028		9,868	6,495,087
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan B, 6.90% PIK Rate, 4.65% Cash Rate(h)	6.90%	12/31/2027		123	21,270
Term Loan (6 mo. SOFR + 6.25%)	6.93%	12/31/2026	EUR	1,000	1,015,306
Fortis 333, Inc. (Ineos Composites), Term Loan(e)	–	02/06/2032		3,524	3,531,375
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	8.09%	12/16/2031		6,519	6,486,617
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(d)(f)	0.00%	01/10/2029		378	377,700
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(f)	8.83%	01/10/2029		3,841	3,833,374
Revolver Loan(d)(f)	0.00%	01/10/2029		1,358	1,355,774
Revolver Loan (3 mo. Term SOFR + 4.50%)(f)	8.81%	01/10/2029		477	476,353
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.16%	07/08/2030		6,369	6,359,543
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)(f)	8.57%	10/01/2031		9,774	9,578,521
Term Loan B (1 mo. Term SOFR + 4.25%)	8.67%	04/02/2029		13,362	13,094,542
Term Loan B (1 mo. Term SOFR + 3.75%)	8.17%	03/14/2030		2,579	2,495,013
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 2.50%)	6.92%	11/08/2028		1,039	1,034,281
Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	02/18/2030		18,558	18,297,222
Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	02/07/2031		10,841	10,701,893
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	12/31/2029		4,499	4,522,058
Nouryon Finance B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/03/2028		9,783	9,847,218
Oxea Corp. (OQ Chemicals)
Term Loan (1 mo. Term SOFR + 8.00%)	12.32%	06/22/2025		3,290	3,406,829
Term Loan B-2 (3 mo. Term SOFR + 3.60%)	7.90%	12/31/2026		16,380	14,311,794
Potters Industries
Term Loan B(e)	–	12/14/2027		243	243,542
Term Loan B (1 mo. Term SOFR + 3.75%)	8.04%	12/14/2027		2,191	2,197,096
Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	8.30%	09/15/2028		7,703	7,719,714
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	7.07%	05/03/2028		6,999	4,041,836
Term Loan (3 mo. Term SOFR + 8.50%)(f)	12.80%	05/03/2028		2,266	2,367,619
Term Loan A (3 mo. Term SOFR + 5.22%)	12.79%	05/03/2028		2,610	2,717,265
Term Loan B (3 mo. Term SOFR + 8.50%)	12.79%	05/03/2028		19,210	19,999,451
Tronox Finance LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	6.60%	04/04/2029		4,816	4,761,948
Univar, Inc.
Term Loan B(e)	–	08/01/2030		367	366,601
Term Loan B	7.82%	08/01/2030		13,279	13,274,529
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
USALCO LLC
Delayed Draw Term Loan(d)	0.00%	09/30/2031		$431	$433,372
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	09/17/2031		4,185	4,206,259
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.85%)(f)	10.17%	12/22/2025		651	617,085
Revolver Loan(d)(f)	0.00%	12/22/2025		239	226,413
Term Loan (3 mo. Term SOFR + 5.90%)(f)	10.20%	12/22/2027		7,114	6,743,768
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.58%	09/22/2028		11,051	11,065,108
					274,616,810
Clothing & Textiles–0.54%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan(e)	–	02/12/2032		5,965	5,932,994
Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	12/21/2028		4,979	4,977,736
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.82%	08/26/2031		5,001	4,978,233
					15,888,963
Containers & Glass Products–1.97%
Berlin Packaging LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.83%	06/07/2031		11,071	11,081,280
Iris Holding, Inc. (Intertape), First Lien Term Loan(e)	–	06/28/2028		1,990	1,912,980
Keter Group B.V. (Netherlands), Term Loan (3 mo. Term SOFR + 4.75%) (Acquired 04/29/2024; Cost $12,419,301)(g)	7.36%	12/28/2029	EUR	12,176	12,654,310
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $16,374,512)(g)	10.99%	11/22/2027		16,972	16,597,383
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.56%	10/04/2028		5,411	5,506,182
Term Loan A-2, (1 mo. Term SOFR + 1.60%)	5.92%	10/04/2028		6,588	5,750,381
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.57%	07/12/2029		4,074	4,084,246
					57,586,762
Cosmetics & Toiletries–0.99%
Bausch and Lomb, Inc.
Incremental Term Loan (3 mo. Term SOFR + 4.00%)	8.33%	09/29/2028		4,484	4,501,216
Term Loan (1 mo. Term SOFR + 3.25%)	7.67%	05/10/2027		18,509	18,474,323
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.61%	06/29/2028	EUR	5,832	5,960,131
					28,935,670
Drugs–0.61%
Grifols Worldwide Operations USA, Inc.
Term Loan B (3 mo. EURIBOR + 2.25%)	4.75%	11/15/2027	EUR	4,305	4,440,011
Term Loan B (3 mo. Term SOFR + 2.15%)	6.46%	11/15/2027		13,617	13,522,430
					17,962,441
Ecological Services & Equipment–0.85%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	7.49%	11/16/2028		471	472,291
Term Loan B-6 (1 mo. Term SOFR + 3.40%)	7.74%	11/16/2028		3,293	3,308,395
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 4.00%)	7.57%	09/20/2030		6,961	7,015,652
Erie US Merger Sub, Inc., Term Loan B(e)	–	02/04/2032		5,732	5,724,613
Groundworks LLC
Delayed Draw Term Loan(d)	0.00%	03/14/2031		552	549,586
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	7.31%	03/14/2031		105	104,160
Term Loan (1 mo. Term SOFR + 3.50%)	7.31%	03/14/2031		3,550	3,537,089
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	7.83%	10/03/2031		4,029	4,053,255
					24,765,041
Electronics & Electrical–7.30%
Allegro MicroSystems, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	10/31/2030		613	612,822
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	9.75%	02/01/2030		1,428	1,371,582
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	7.08%	02/24/2031		$1,654	$1,666,587
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (1 mo. Term SOFR + 4.00%)	8.29%	03/03/2028		3,805	3,840,672
Boxer Parent Co., Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.29%	07/30/2031		5,330	5,326,516
CommerceHub, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.46%	01/01/2028		1,482	1,452,661
ConnectWise LLC, Term Loan (3 mo. Term SOFR + 3.50%)	8.09%	10/01/2028		1,311	1,314,525
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.94%	02/04/2028		173	172,696
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.25%)	6.82%	07/06/2028		1,367	1,375,195
Exclusive Group
Term Loan(e)(f)	–	12/05/2031		1,664	1,668,102
Term Loan(e)(f)	–	12/14/2031		3,340	3,348,747
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.75%)	9.19%	04/30/2028		20,344	18,897,210
Second Lien Term Loan (1 mo. Term SOFR + 4.75%)	9.19%	04/30/2028		11,676	5,750,294
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC)
Term Loan B-5 (3 mo. EURIBOR + 4.00%)	6.68%	09/30/2028	EUR	1,124	1,174,944
Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.58%	09/30/2028		7,830	7,888,340
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 4.98%)	7.84%	10/17/2028	EUR	954	993,381
Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%)(f)	10.57%	03/02/2028		1,486	1,478,416
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	8.30%	03/02/2028		6,818	6,489,683
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.55%	03/02/2029		1,609	1,420,572
Instructure Holdings, Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	09/13/2031		1,641	1,638,848
Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.32%	09/10/2032		2,572	2,613,196
ION Corp. (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	7.83%	07/18/2030		3,900	3,919,704
Learning Pool (Brook Bidco Ltd.)
Term Loan (3 mo. GBP SONIA + 7.03%)(f)	11.98%	08/17/2028	GBP	2,561	3,099,499
Term Loan (3 mo. Term SOFR + 7.39%)(f)	12.01%	08/17/2028		3,410	3,270,592
Mavenir Systems, Inc.
Delayed Draw Term Loan (6 mo. Term SOFR + 10.00%)(f)	14.44%	03/14/2025		286	398,515
Incremental Term Loan (3 mo. Term SOFR + 9.87%)(f)	14.23%	03/14/2025		858	1,223,263
Incremental Term Loan (3 mo. Term SOFR + 9.87%)(f)	14.40%	03/14/2025		423	596,353
Incremental Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 11/26/2024-12/05/2024; Cost $1,129,336)(f)(g)	14.42%	03/14/2025		1,146	1,622,607
Term Loan (3 mo. Term SOFR + 10.00%)(f)	14.25%	03/14/2025		888	1,238,054
Term Loan B (3 mo. Term SOFR + 4.75%) (Acquired 08/13/2021-10/31/2022; Cost $12,297,243)(f)(g)	9.32%	08/18/2028		12,613	2,522,608
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.54%	07/27/2028		5,145	5,240,291
Mirion Technologies, Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	6.58%	10/20/2028		3,932	3,930,973
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.69%	04/30/2026		14,972	14,137,338
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%) (Acquired 01/14/2022-12/09/2024; Cost $6,145,196)(f)(g)	1.50%	03/03/2028	EUR	5,441	4,679,156
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	8.07%	03/28/2031		6,542	6,611,171
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/31/2028		14,480	14,532,096
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.25%) (Acquired 01/20/2022-04/29/2024; Cost $19,930,359)(g)	8.69%	02/01/2029		21,552	14,332,102
Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	04/05/2030		8,746	8,537,811
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.33%	05/18/2028		9,466	9,390,676
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	11.98%	05/18/2026		1,353	1,286,745
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	10/31/2031		7,128	7,150,470
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.30%	02/10/2031		7,856	7,864,648
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)	7.32%	11/20/2028		6,888	6,923,593
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.25%)(f)	8.94%	05/31/2029	EUR	13,364	13,114,253
Term Loan B-2 (6 mo. SOFR + 6.25%)(f)	10.82%	05/31/2029		7,500	7,117,787
					213,235,294
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Farming/Agriculture–0.14%
Rovensa (Root Bidco S.a.r.l.) (Portugal), Term Loan B (6 mo. EURIBOR + 5.25%)	7.85%	09/29/2027	EUR	3,958	$4,142,832
Financial Intermediaries–2.11%
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.08%	09/05/2031		$2,483	2,482,123
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	7.82%	02/14/2031		10,341	10,352,955
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.32%	06/13/2031		6,363	6,370,134
Edelman Financial Center LLC (The)
First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	04/07/2028		8,874	8,901,410
Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	10/06/2028		691	696,264
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	02/28/2031		6,969	7,005,586
Grant Thornton Advisors LLC
Delayed Draw Term Loan(d)	0.00%	06/02/2031		184	183,955
Term Loan B (3 mo. Term SOFR + 2.75%)	7.06%	06/02/2031		8,798	8,793,158
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.44%	09/15/2028		7,785	7,771,797
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	02/18/2027		7,346	7,265,541
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.01%)	7.33%	06/18/2029		1,876	1,886,215
					61,709,138
Food Products–1.40%
Arnott’s (Snacking Investments US LLC), Term Loan (3 mo. Term SOFR + 4.00%)	8.30%	12/18/2026		984	991,962
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.16%	02/12/2027	EUR	2,657	2,732,753
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%)(f)	9.33%	10/18/2028		2,994	2,574,758
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.59%	10/18/2028		19,079	16,365,793
Second Lien Term Loan (3 mo. Term SOFR + 8.26%)(f)	12.59%	10/18/2029		4,194	2,768,124
Sigma Holdco B.V. (Netherlands), Term Loan B-10 (6 mo. Term SOFR + 4.41%)	8.87%	01/03/2028		7,589	7,604,703
Solina Group Services (Powder Bidco), Term Loan B (1 mo. Term SOFR + 3.25%)	7.64%	03/07/2029		3,373	3,402,194
United Petfood (Belgium), Term Loan (3 mo. EURIBOR + 2.75%)	5.39%	02/05/2032	EUR	2,172	2,259,144
Valeo Foods (Platform Bidco Ltd.) (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	5.00%	09/29/2028	EUR	2,000	2,079,419
					40,778,850
Food Service–1.23%
Areas (Pax Midco Spain) (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	6.52%	12/31/2029	EUR	13,711	14,281,908
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/15/2027		2,209	2,210,122
Selecta Group B.V. (Switzerland)
Term Loan(f)	7.72%	05/22/2025	EUR	688	713,925
Term Loan(f)	13.72%	05/22/2025	EUR	551	571,140
Term Loan(f)	13.72%	05/22/2025	EUR	138	142,785
Upfield B.V. (Netherlands), Term Loan (3 mo. EURIBOR + 4.00%)	6.53%	01/03/2028	EUR	13,000	13,496,943
WW International, Inc., Term Loan (3 mo. Term SOFR + 3.76%)	8.05%	04/13/2028		17,831	4,580,385
					35,997,208
Forest Products–0.18%
NewLife Forest Restoration LLC, Term Loan (e)(f)	–	04/10/2029		5,134	5,134,228
Health Care–3.77%
Acacium (Impala Bidco Ltd.), Term Loan B (1 mo. GBP SONIA + 4.75%)	9.45%	06/08/2028	GBP	1,000	1,012,609
Ascend Learning LLC
Second Lien Term Loan (1 mo. Term SOFR + 5.75%)	10.17%	12/10/2029		1,651	1,653,098
Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	12/10/2028		5,357	5,321,753
Bracket Intermediate Holding Corp. (Signant), Term Loan B (3 mo. Term SOFR + 4.25%)	8.58%	05/08/2028		3,960	3,994,140
Cerba (Chrome Bidco) (France)
Incremental Term Loan D (1 mo. EURIBOR + 5.45%)	8.00%	02/16/2029	EUR	2,500	2,459,180
Term Loan B (1 mo. EURIBOR + 3.70%)	6.25%	06/30/2028	EUR	4,694	4,481,607
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	06/26/2031		504	506,571
Colosseum Dental Group AS (NO) (Netherlands), Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	02/25/2032	EUR	1,298	1,351,608
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. GBP SONIA + 4.50%)	9.20%	04/17/2028	GBP	1,378	1,672,608
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 5.00%)	9.79%	10/31/2028		9,273	9,282,117
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	7.08%	09/07/2028		$4,716	$4,710,447
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.04%	12/06/2028		1,303	1,308,589
Lanai Holdings III, Inc. (Performance Health), Term Loan B(e)(f)	–	02/28/2032		4,462	4,417,314
LSCS Holdings, Inc. (Eversana)
Term Loan(e)	–	12/16/2028		1,248	1,251,036
Term Loan(e)	–	02/20/2032		4,539	4,538,697
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(f)	0.00%	02/13/2031		306	307,537
Delayed Draw Term Loan(d)(f)	0.00%	02/13/2031		1,310	1,316,104
Delayed Draw Term Loan (1 mo. Prime + 4.50%)(f)	9.82%	02/13/2031		336	337,294
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.82%	02/13/2031		681	684,501
Revolver Loan(d)(f)	0.00%	02/13/2031		211	210,582
Revolver Loan (1 mo. Prime + 4.50%)(f)	12.00%	02/13/2031		118	118,452
Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.82%	02/13/2031		4,716	4,739,199
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	12/17/2028		1,650	1,648,850
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	12/17/2028		6,461	6,297,592
Term Loan (1 mo. Term SOFR + 4.11%)	8.43%	12/17/2028		6,315	5,456,441
Term Loan (1 mo. Term SOFR + 6.86%)	11.18%	12/17/2029		372	265,209
Mehilainen Yhtiot Oy (Finland)
Delayed Draw Term Loan B-6 (1 mo. EURIBOR + 3.90%)	3.90%	02/07/2031	EUR	459	479,930
Term Loan B-5-B (1 mo. EURIBOR + 3.90%)	6.45%	02/07/2031	EUR	2,564	2,682,150
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	6.36%	12/15/2027	EUR	10	10,761
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	6.36%	12/15/2027	EUR	6	6,216
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	05/19/2031		2,740	2,737,724
R1 RCM, Inc.
Delayed Draw Term Loan B(d)	0.00%	10/24/2031		689	686,960
Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	10/24/2031		9,649	9,617,440
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	12/31/2028		400	399,511
Southern Veterinary Partners LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.71%	12/11/2031		8,548	8,568,894
Sulo SAS (United Kingdom), Term Loan B	9.45%	05/21/2031	EUR	1,000	1,044,264
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.57%	11/24/2028		1,615	1,383,383
TEAM Services Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.54%	12/20/2027		5,753	5,659,821
TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 3.75%)	8.00%	07/18/2031		7,226	7,262,171
Waystar Technologies, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	10/22/2029		223	223,657
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.07%	09/28/2029		24	24,101
					110,130,118
Home Furnishings–1.91%
Hunter Douglas Holding B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		2,963	2,949,678
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 4.25%)	8.56%	10/02/2031		8,074	7,912,878
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(f)	11.90%	06/29/2028		755	756,352
Term Loan (3 mo. Term SOFR + 7.61%)	11.94%	06/29/2028		10,691	10,043,653
SIWF Holdings, Inc.
First Lien Term Loan(d)	0.00%	12/19/2029		1,918	1,945,070
Term Loan (1 mo. Term SOFR + 4.41%)	8.44%	10/06/2028		13,892	11,978,812
Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	12/19/2029		1,438	1,458,803
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	10/03/2031		10,110	10,122,507
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.67%	10/30/2027		1,836	1,833,292
Term Loan B (1 mo. Term SOFR + 3.25%)	7.69%	10/30/2027		6,765	6,726,231
					55,727,276
Industrial Equipment–3.30%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.07%	08/19/2031		13,730	13,763,974
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.81%	03/15/2030		2,831	2,838,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.82%	08/16/2029		$1,689	$1,698,963
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (6 mo. Term SOFR + 5.50%)	9.76%	06/01/2029		2,570	2,169,494
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 4.75%)	8.07%	05/01/2031		6,320	6,277,991
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.07%	10/11/2030		6,145	6,186,439
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	6.83%	08/04/2031		4,023	4,018,698
Term Loan B (1 mo. Term SOFR + 2.50%)	6.93%	05/31/2030		772	770,974
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)(f)	0.00%	06/04/2026		10,250	9,711,875
Term Loan(e)	–	02/15/2029		2,043	2,049,767
Term Loan B (3 mo. Term SOFR + 5.26%)	9.59%	02/15/2029		6,924	6,946,378
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan(e)	–	02/17/2032		3,861	3,866,156
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		922	894,838
Term Loan (1 mo. Term SOFR + 6.00%)	10.25%	03/31/2028		13,506	13,080,836
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (6 mo. Term SOFR + 3.50%)	7.74%	04/30/2030		8,635	8,653,624
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.19%	11/19/2028		12,684	12,340,257
Second Lien Term Loan (1 mo. Term SOFR + 7.00%)(f)	11.44%	11/19/2029		1,148	1,066,137
					96,335,271
Insurance–2.20%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.00%)	7.32%	11/06/2030		12,282	12,291,637
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.07%	09/19/2031		17,324	17,317,054
AmWINS Group, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	01/23/2032		7,778	7,773,218
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.50%)	6.79%	06/20/2030		4,706	4,715,401
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	7.31%	07/31/2031		9,468	9,483,109
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	05/06/2031		5,229	5,234,436
USI, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	11/23/2029		5,483	5,472,250
Term Loan B (3 mo. Term SOFR + 2.25%)	6.58%	09/27/2030		1,916	1,911,429
					64,198,534
Leisure Goods, Activities & Movies–3.19%
Carnival Corp.
Term Loan (1 mo. Term SOFR + 2.00%)	6.32%	08/08/2027		20	20,276
Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	10/18/2028		12,364	12,405,023
Crown Finance US, Inc., Term Loan B (1 mo. Term SOFR + 5.25%)	9.56%	12/02/2031		18,861	18,838,302
Fitness International LLC, Term Loan B (3 mo. Term SOFR + 5.25%)	9.57%	02/05/2029		7,350	7,453,693
Galileo Global Education Finance S.a.r.l. (France)
Term Loan (3 mo. EURIBOR + 3.25%)	3.25%	07/19/2031	EUR	979	1,018,622
Term Loan B-4 (3 mo. EURIBOR + 3.25%)(f)	3.25%	10/24/2031	EUR	87	86,003
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (1 mo. Term SOFR + 2.50%)	6.80%	07/25/2031		7,215	7,217,285
LC Ahab US Bidco LLC, Term Loan B(e)(f)	–	05/01/2031		2,748	2,751,565
Nord Anglia Education (Hong Kong), Term Loan (1 mo. Term SOFR + 3.25%)	7.50%	01/09/2032		9,245	9,317,129
Orbiter International S.a.r.l. (Luxembourg), Term Loan (6 mo. EURIBOR + 3.92%)	6.50%	10/25/2028	EUR	3,000	3,067,656
Parques Reunidos (Piolin Bidco S.A.U.) (Luxembourg)
Revolver Loan (1 mo. EURIBOR + 3.50%)(f)	1.05%	03/16/2026	EUR	552	532,131
Revolver Loan(d)(f)	0.00%	03/16/2026	EUR	1,091	1,052,435
Term Loan B-4 (6 mo. EURIBOR + 4.50%)	7.05%	09/16/2029	EUR	2,811	2,942,022
Scenic (Columbus Capital B.V.) (Netherlands), Term Loan (3 mo. EURIBOR + 3.75%) (Acquired 11/18/2021-03/11/2024; Cost $12,718,347)(g)	6.48%	03/05/2027	EUR	12,217	12,558,229
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.10%) (Acquired 02/20/2024-10/08/2024; Cost $2,539,066)(f)(g)	3.05%	12/31/2027	EUR	3,670	$2,531,997
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-02/20/2024; Cost $1,885,666)(g)	11.05%	06/30/2027	EUR	1,872	1,938,490
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-10/08/2024; Cost $1,107,881)(g)	11.05%	06/30/2027	EUR	1,060	1,154,718
Term Loan (6 mo. EURIBOR + 8.10%) (Acquired 02/20/2024-10/08/2024; Cost $2,371,833)(g)	8.40%	12/31/2027	EUR	2,247	2,330,990
World Choice Investments, Term Loan B (1 mo. Term SOFR + 4.75%)	9.07%	08/13/2031		$6,071	6,124,135
					93,340,701
Lodging & Casinos–2.30%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan(e)	–	02/02/2026		5,756	3,885,450
First Lien Term Loan(e)	–	02/02/2026		6,475	4,370,945
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	6.56%	02/06/2030		2,023	2,026,055
Term Loan (1 mo. Term SOFR + 2.75%)	6.56%	02/06/2031		12,398	12,432,501
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	7.82%	01/27/2029		9,859	9,872,291
GVC Finance LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	10/31/2029		14,982	15,022,962
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.32%	08/02/2028		5,687	5,694,423
Penn Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	05/03/2029		7,709	7,738,401
Travel + Leisure Co., Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	12/14/2029		6,236	6,255,174
					67,298,202
Nonferrous Metals & Minerals–1.18%
ACNR Holdings, Inc., Term Loan	13.00%	12/11/2029		9,193	9,005,479
AZZ, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	05/14/2029		2,871	2,892,718
Covia Holdings Corp., Term Loan(e)	–	02/13/2032		9,675	9,696,521
Form Technologies LLC, Term Loan (3 mo. Term SOFR + 3.75%)	10.04%	05/30/2030		7,379	7,369,326
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (1 mo. Term SOFR + 4.00%)	7.29%	01/31/2029		5,571	5,575,996
					34,540,040
Oil & Gas–2.44%
EPIC Crude Services L.P., Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	10/10/2031		4,305	4,325,687
Hilcorp Energy Co., Term Loan (1 mo. Term SOFR + 2.00%)	6.32%	02/05/2030		2,403	2,408,533
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.00%)	7.07%	10/11/2030		4,165	4,174,808
McDermott International Ltd.
LOC(d)	0.00%	06/30/2027		9,674	6,674,788
LOC (6 mo. Term SOFR + 4.26%)(f)	8.57%	06/30/2027		5,868	3,491,597
PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate(h)	3.00%	12/31/2027		4,859	2,108,842
Term Loan (1 mo. Term SOFR + 3.00%)	7.44%	06/30/2027		725	384,323
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.04%	02/28/2030		4,714	4,705,468
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.50%)	7.33%	03/26/2031		8,350	8,382,534
Planet US Buyer LLC (Wood Mackenzie), Term Loan (3 mo. Term SOFR + 3.50%)	7.32%	02/07/2031		5,716	5,734,611
Prairie Acquiror L.P., Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	08/01/2029		5,402	5,461,286
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.50%)	7.81%	09/12/2031		8,026	8,063,298
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	07/30/2031		1,453	1,459,100
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	09/25/2030		10,911	10,925,013
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.57%	11/17/2028		3,088	3,111,561
WhiteWater Whistler Holdings LLC, Term Loan (3 mo. Term SOFR + 1.80%)	6.13%	02/15/2030		0	3
					71,411,452
Publishing–2.54%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	08/12/2028		628	629,540
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.83%	03/22/2031		17,312	17,315,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Century DE Buyer LLC (Simon & Schuster), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.79%	10/30/2030		$4,202	$4,219,711
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.81%	12/01/2028		17,513	17,644,930
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.67%	04/09/2029		11,628	11,257,284
Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	12.82%	04/08/2030		8,093	8,027,587
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.55%	08/06/2031		12,778	12,864,800
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	05/03/2028		2,365	2,317,787
					74,277,225
Radio & Television–0.52%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 6.04%)	10.39%	05/01/2029		8,891	7,623,732
Univision Communications, Inc., Incremental Term Loan B (1 mo. Term SOFR + 3.50%)	7.94%	01/31/2029		7,725	7,673,773
					15,297,505
Retailers (except Food & Drug)–1.39%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B-4 (3 mo. Term SOFR + 3.25%)	7.58%	10/28/2030		8,028	8,058,410
Term Loan B-5 (3 mo. Term SOFR + 2.53%)	7.33%	07/01/2031		5,743	5,763,417
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	01/31/2032		14,206	14,268,080
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	11/08/2032		9,136	9,124,488
Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	8.08%	04/26/2028		3,404	3,411,748
					40,626,143
Surface Transport–1.03%
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.50%)	6.89%	07/21/2028		1,930	1,928,501
Term Loan B-2 (3 mo. Term SOFR + 2.50%)	6.89%	07/21/2028		12,386	12,376,547
Term Loan C (3 mo. Term SOFR + 2.50%)	6.89%	07/21/2028		639	638,528
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan (6 mo. EURIBOR + 7.50%)	10.05%	01/30/2030	EUR	5,492	5,778,737
Term Loan (6 mo. EURIBOR + 8.00%)	10.47%	07/30/2030	EUR	1,703	1,607,529
Patriot Rail Co. LLC, Term Loan(e)(f)	–	03/01/2032		2,264	2,272,921
PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.00%)(f)	8.55%	03/31/2028		2,566	2,309,400
STG Distribution LLC
Term Loan (1 mo. Term SOFR + 7.60%)	11.91%	10/03/2029		108	60,920
Term Loan (1 mo. Term SOFR + 8.35%)(f)	12.66%	10/03/2029		3,004	3,018,757
					29,991,840
Telecommunications–4.66%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	11.82%	08/01/2028		8,278	6,880,806
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.33%	12/17/2027		17,074	17,161,047
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.31%	01/30/2031		13,533	13,619,899
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	01/26/2032		683	680,764
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.32%	07/02/2029		4,623	4,622,122
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.82%	09/27/2029		19,832	17,361,518
Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	09/20/2030		693	686,024
Level 3 Financing, Inc.
Term Loan B-1	10.88%	04/13/2029		3,559	3,601,110
Term Loan B-2 (1 mo. Term SOFR + 6.56%)	10.88%	04/15/2030		11,024	11,155,546
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.35%)	6.79%	04/15/2030		2	2,371
Term Loan B-2 (1 mo. Term SOFR + 2.35%)	6.79%	04/15/2029		1,810	1,702,538
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	9.00%	08/13/2031		308	310,064
MLN US HoldCo LLC
First Lien Term Loan B(e)	–	11/30/2025		358	3,317
Second Lien Term Loan B(e)	–	11/30/2026		924	6,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
MLN US HoldCo LLC (dba Mitel)
Revolver Loan(d)(f)	0.00%	11/29/2025	$5,316	$1,550,645
Second Lien Term Loan B-1(e)	–	10/18/2027	23,470	381,512
Term Loan(e)	–	10/18/2027	10,722	6,181,857
Third Lien Term Loan(e)	–	10/18/2027	8,152	118,895
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	7.32%	12/07/2026	12,567	7,527,352
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 3.75%)	8.94%	03/02/2029	8,492	7,827,274
Term Loan B (1 mo. Term SOFR + 4.50%)	8.93%	05/30/2030	3,692	3,284,573
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)(f)	7.57%	05/11/2029	5,758	5,800,739
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.75%)(f)	9.17%	09/25/2031	10,155	10,218,371
Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	03/09/2027	4,927	4,765,849
Term Loan (3 mo. Term SOFR + 4.00%)	7.44%	03/09/2027	11,073	10,612,685
				136,063,232
Utilities–3.00%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	09/30/2031	6,796	6,820,504
Calpine Corp., Term Loan B-10 (1 mo. Term SOFR + 2.00%)	6.07%	01/31/2031	266	266,541
Cornerstone Generation LLC, Term Loan B(e)	–	10/28/2031	9,028	9,067,991
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	04/03/2028	5,011	5,009,701
Edgewater Generation, Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	08/01/2030	6,707	6,737,643
Frontera Generation Holdings LLC
First Lien Term Loan (3 mo. Term SOFR + 13.26%) (Acquired 07/28/2021; Cost $4,144,155)(g)	17.59%	07/28/2026	4,165	6,039,220
Second Lien Term Loan (3 mo. Term SOFR + 1.76%) (Acquired 07/28/2021; Cost $2,634,948)(f)(g)	6.09%	07/28/2028	4,043	3,941,517
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 0.30%)	7.32%	05/22/2031	2,454	2,463,467
KAMC Holdings, Inc. (Franklin Energy Group)
First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 11/28/2022-10/23/2024; Cost $5,719,689)(g)	8.57%	08/14/2026	6,165	6,073,765
Incremental Term Loan (3 mo. Term SOFR + 4.26%)(f)	8.57%	08/14/2026	504	496,178
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.58%	08/16/2031	11,780	11,770,231
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.04%	01/29/2027	17,243	17,451,728
Term Loan C (3 mo. Term SOFR + 5.75%)	10.04%	01/29/2027	972	983,946
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	6.82%	12/13/2031	3,412	3,422,163
Term Loan B (1 mo. Term SOFR + 2.50%)	6.82%	05/17/2030	7,224	7,242,822
				87,787,417
Total Variable Rate Senior Loan Interests (Cost $2,584,116,454)				2,448,300,565
			Shares
Common Stocks & Other Equity Interests–6.03%
Automotive–0.01%
Cabonline, Class D (Sweden)(f)			301,850,286	378,466
Cabonline, Class D1 (Sweden)(f)			10,623,352	991
Cabonline, Class D2 (Sweden)(f)			9,066,619	425
				379,882
Business Equipment & Services–2.06%
Bloom Parent, Inc.(f)			3,285	3,123,125
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,930,896)(f)(g)			443,661	15,386,164
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $14,582,747)(f)(g)(i)			162,068	41,516,997
				60,026,286
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(f)			92,542	0
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Senior Floating Rate Fund

	Shares	Value
Containers & Glass Products–0.39%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $3,769,108)(f)(g)(i)	864,916	$11,382,295
Electronics & Electrical–0.11%
Internap Holding LLC(f)(i)	2,996,076	3,145,880
Mavenir Systems, Inc., Wts.(f)	1,710,612	2
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(f)(g)	30,037	0
		3,145,882
Forest Products–0.79%
Restoration Forest Products Group LLC(f)(i)	165,201	23,045,605
Home Furnishings–0.11%
Serta Simmons Bedding LLC	347,996	3,327,712
Industrial Equipment–0.02%
North American Lifting Holdings, Inc.(i)	679,193	537,921
Leisure Goods, Activities & Movies–0.53%
Crown Finance US, Inc.	629,533	15,410,654
Crown Finance US, Inc.	3,275	80,171
Vue International Bidco PLC (United Kingdom)(f)	3,062,309	3
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	9,989	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	4,919,597	5
Vue International Bidco PLC, Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	2,134,862	2
		15,490,835
Nonferrous Metals & Minerals–0.47%
Murray Energy Corp.	175,987	13,594,996
Oil & Gas–0.64%
McDermott International Ltd.(f)	442,728	5,783,132
Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(f)(g)(j)	18,025	1,262
Seadrill Ltd. (Norway)(j)	1	25
Talos Energy, Inc.(j)	593,532	5,341,788
Tribune Resources LLC(i)	5,811,199	7,484,824
		18,611,031
Surface Transport–0.73%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(f)(g)	35,397	3,434,217
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(f)(g)(i)	100,115	9,880,349
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-02/06/2025; Cost $250,288)(f)(g)(i)	500,575	312,859
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(f)(g)(i)	37,211	3,610,211
Hurtigruten Group AS (Explorer II AS) (Norway)(f)	145,586	4,124,455
Hurtigruten Group AS (Explorer II AS) (Norway)(f)	29,323	85,171
		21,447,262
Telecommunications–0.07%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,295,205)(g)	286,347	1,825,462
Avaya, Inc. (Acquired 05/01/2023; Cost $778,995)(g)	51,933	331,073
		2,156,535
Utilities–0.10%
Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(f)(g)(i)	295,967	2,950,791
Total Common Stocks & Other Equity Interests (Cost $171,331,373)		176,097,033
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
U.S. Dollar Denominated Bonds & Notes–4.52%
Aerospace & Defense–0.32%
Castlelake Aviation Finance DAC (k)	5.00%	04/15/2027		$2,000	$2,017,482
Rand Parent LLC(k)	8.50%	02/15/2030		7,113	7,313,711
					9,331,193
Air Transport–0.12%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%) (k)(l)	6.78%	02/24/2031	EUR	3,396	3,538,340
Automotive–0.02%
Clarios Global L.P./Clarios US Finance Co. (k)	6.75%	02/15/2030		719	736,285
Building & Development–0.63%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	5.75%	05/15/2026		4,527	4,515,671
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	4.50%	04/01/2027		8,160	7,868,957
HX Hold Co. Ltd. (Norway)	7.00%	02/12/2030	EUR	500	484,901
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(k)	6.75%	04/01/2032		911	928,961
Quikrete Holdings, Inc.(k)	6.38%	03/01/2032		232	235,511
Signal Parent, Inc.(k)	6.13%	04/01/2029		6,686	4,317,475
					18,351,476
Business Equipment & Services–0.67%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (k)	9.00%	08/01/2029		10,162	10,123,892
Allied Universal Holdco LLC(k)	7.88%	02/15/2031		6,739	6,955,295
Boost Newco Borrower LLC(k)	7.50%	01/15/2031		2,313	2,421,049
					19,500,236
Cable & Satellite Television–0.86%
Altice Financing S.A. (Luxembourg) (k)	5.75%	08/15/2029		1,414	1,110,589
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028		18,761	15,213,560
Altice France S.A. (France)(k)	5.50%	10/15/2029		6,838	5,348,370
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		3,741	3,330,893
					25,003,412
Chemicals & Plastics–0.61%
Arsenal AIC Parent LLC (k)	8.00%	10/01/2030		163	170,066
INEOS Finance PLC (Luxembourg)(k)	7.50%	04/15/2029		3,623	3,723,444
INEOS Quattro Finance 2 PLC (United Kingdom)(k)	9.63%	03/15/2029		1,889	2,000,262
SK Invictus Intermediate II S.a.r.l.(k)	5.00%	10/30/2029		10,605	9,972,436
Windsor Holdings III LLC(k)	8.50%	06/15/2030		1,984	2,100,697
					17,966,905
Electronics & Electrical–0.04%
Diebold Nixdorf, Inc. (k)	7.75%	03/31/2030		1,031	1,077,629
Food Products–0.21%
Sigma Holdco B.V. (Netherlands) (k)	7.88%	05/15/2026		200	200,314
Viking Baked Goods Acquisition Corp.(k)	8.63%	11/01/2031		6,007	5,864,361
					6,064,675
Health Care–0.14%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (h)(k)	1.25%	10/31/2028		2,220	2,228,318
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(k)	6.75%	05/15/2034		534	542,153
Raven Acquisition Holdings LLC(k)	6.88%	11/15/2031		1,238	1,227,144
					3,997,615
Industrial Equipment–0.09%
Chart Industries, Inc. (k)	7.50%	01/01/2030		669	699,814
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(k)	6.63%	12/15/2030		1,966	1,991,405
					2,691,219
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–0.51%
Acrisure LLC/Acrisure Finance, Inc. (k)	7.50%	11/06/2030		$1,970	$2,034,988
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(k)	6.50%	10/01/2031		1,707	1,713,137
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(k)	7.00%	01/15/2031		3,408	3,476,637
HUB International Ltd.(k)	7.25%	06/15/2030		1,857	1,919,031
Panther Escrow Issuer LLC(k)	7.13%	06/01/2031		5,520	5,684,452
					14,828,245
Lodging & Casinos–0.07%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (k)	6.63%	01/15/2032		2,171	2,197,076
Publishing–0.02%
McGraw-Hill Education, Inc. (k)	7.38%	09/01/2031		660	675,583
Retailers (except Food & Drug)–0.09%
Evergreen Acqco 1 L.P./TVI, Inc. (k)	9.75%	04/26/2028		2,418	2,539,836
Telecommunications–0.12%
Windstream Services LLC/Windstream Escrow Finance Corp. (k)	8.25%	10/01/2031		3,508	3,629,499
Total U.S. Dollar Denominated Bonds & Notes (Cost $134,687,659)					132,129,224
Non-U.S. Dollar Denominated Bonds & Notes–2.86%(m)
Air Transport–0.15%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(l)	7.43%	04/22/2030	EUR	4,174	4,394,847
Automotive–0.35%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $785,629)(g)(k)	14.00%	03/19/2028	SEK	9,067	835,751
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,648,768)(g)(k)	14.00%	03/19/2028	SEK	18,133	1,646,241
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,724,562)(g)(k)(n)	11.94%	04/19/2029	SEK	35,057	1,465,174
Constellation Automotive Financing PLC (United Kingdom)(k)	4.88%	07/15/2027	GBP	5,101	6,357,869
					10,305,035
Building & Development–0.00%
Fagus Holdco PLC (United Kingdom)(f)(k)(m)(o)	0.00%	09/05/2029	EUR	2	2,080
Business Equipment & Services–0.04%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(l)	6.87%	05/17/2031	EUR	1,136	1,195,316
Electronics & Electrical–0.14%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(k)(l)	8.14%	02/15/2029	EUR	4,000	4,030,161
Financial Intermediaries–1.00%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 04/01/2021-11/24/2021; Cost $15,495,998)(g)(k)(l)	10.11%	07/15/2030	EUR	13,583	7,378,485
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 10/14/2024; Cost $581,461)(g)(k)(l)	10.11%	07/15/2030	EUR	1,000	543,215
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020-08/09/2022; Cost $2,126,672)(g)(k)	6.75%	11/01/2025	EUR	2,100	1,507,520
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 03/22/2022-05/10/2022; Cost $9,899,863)(g)(k)(l)	8.86%	05/01/2026	EUR	9,341	6,717,537
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 06/30/2022-11/14/2023; Cost $3,975,218)(g)(k)	6.75%	11/01/2025	EUR	4,000	2,871,467
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(k)(l)	8.36%	12/15/2029	EUR	9,600	10,045,695
					29,063,919
Food Service–0.26%
Selecta Group B.V. 10.00% PIK Rate (Switzerland)(f)(h)(k)	10.00%	07/01/2026	EUR	8,235	7,602,840
Home Furnishings–0.60%
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	14,141	17,596,293
Surface Transport–0.32%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022-03/23/2022; Cost $11,948,685)(g)(k)	6.50%	06/30/2027	GBP	9,042	8,634,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Zenith Finco PLC (United Kingdom) (Acquired 08/30/2022; Cost $790,641)(g)(k)	6.50%	06/30/2027	GBP	752	$718,073
					9,352,136
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $105,460,379)					83,542,627
			Shares
Preferred Stocks–0.48%
Oil & Gas–0.00%
Southcross Energy Partners L.P., Series A, Pfd.(f)				11,609,066	68,493
Surface Transport–0.48%
Commercial Barge Line Co., Series B, Pfd.(f)				142,554	14,068,654
Total Preferred Stocks (Cost $14,996,720)					14,137,147
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.39%
Structured Products–0.35%
CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. Term SOFR + 7.00%) (k)(l)	11.56%	01/17/2035		$1,250	1,250,063
CIFC Funding Ltd., Series 2014-4RA, Class DRR (Cayman Islands) (3 mo. Term SOFR + 5.80%)(k)(l)	10.12%	01/17/2035		1,250	1,254,688
Empower CLO Ltd., Series 2023-1A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.22%)(k)(l)	12.52%	04/25/2036		3,500	3,539,133
Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(k)(l)	12.55%	07/15/2036		2,000	2,060,782
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. Term SOFR + 5.95%)(k)(l)	10.51%	10/25/2031		2,200	2,210,839
					10,315,505
Surface Transport–0.04%
APCOA Group GmbH (Germany) (3 mo. EURIBOR + 4.13%) (k)(l)(m)	6.91%	04/15/2031	EUR	1,000	1,050,706
Total Asset-Backed Securities (Cost $11,132,281)					11,366,211
			Shares
Money Market Funds–3.90%
Invesco Government & Agency Portfolio,Institutional Class, 4.29%(i)(p)				68,423,659	68,423,659
Invesco Treasury Portfolio,Institutional Class, 4.25%(i)(p)				45,613,874	45,613,874
Total Money Market Funds (Cost $114,037,533)					114,037,533
TOTAL INVESTMENTS IN SECURITIES–101.96% (Cost $3,135,762,399)					2,979,610,340
OTHER ASSETS LESS LIABILITIES–(1.96)%					(57,161,056)
NET ASSETS–100.00%					$2,922,449,284
Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(e)	This variable rate interest will settle after February 28, 2025, at which time the interest rate will be determined.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The aggregate value of these securities at February 28, 2025 was $277,564,151, which represented 9.50% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$45,562,551	$275,174,696	$(252,313,588)	$-	$-	$68,423,659	$676,571
Invesco Treasury Portfolio, Institutional Class	30,373,136	183,449,797	(168,209,059)	-	-	45,613,874	477,119
Investments in Other Affiliates:
Commercial Barge Line Co., Wts., expiring 04/27/2045*	3,514,207	-	-	96,004	-	3,610,211	-
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045*	9,748,198	-	-	132,151	-	9,880,349	125,144
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045*	187,716	125,144	-	(1)	-	312,859	-
Frontera Generation Holdings LLC	2,950,791	-	-	-	-	2,950,791	-
HGIM Corp.	4,677,040	-	(6,430,930)	5,400,410	(3,646,520)	-	-
Hurtigruten (Explorer II AS), Wts.*	2	-	-	(2)	-	-	-
Internap Holding LLC	3,145,880	-	-	-	-	3,145,880	-
Libbey Glass LLC	13,051,583	-	-	(1,669,288)	-	11,382,295	-
My Alarm Center LLC, Class A	38,235,117	-	-	3,281,880	-	41,516,997	-
North American Lifting Holdings, Inc.	1,103,689	-	-	(565,768)	-	537,921	-
Restoration Forest Products Group LLC	21,102,429	1,943,229	-	(53)	-	23,045,605	-
Southcross Energy Partners L.P.	3	-	-	29,026,221	(29,026,224)	-	-
Southcross Energy Partners L.P., Series A, Pfd.**	68,493	-	-	-	-	68,493	-
Tribune Resources LLC	7,891,608	-	-	(406,784)	-	7,484,824	1,220,352
Total	$181,612,443	$460,692,866	$(426,953,577)	$35,294,770	$(32,672,744)	$217,973,758	$2,499,186

*	As of August 31, 2024, this security was not considered as an affiliate of the Fund.
**	At February 28, 2025, this security was no longer an affiliate of the Fund.

(j)	Non-income producing security.
(k)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $222,158,314, which represented 7.60% of the Fund’s Net Assets.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.

(o)	Zero coupon bond issued at a discount.
(p)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/28/2025	Barclays Bank PLC	USD	85,895	SEK	941,417	$1,670
04/30/2025	Barclays Bank PLC	EUR	80,299,949	USD	84,254,231	706,624
04/30/2025	Barclays Bank PLC	GBP	12,590,516	USD	15,921,370	86,111
03/28/2025	BNP Paribas S.A.	GBP	480,677	USD	607,360	2,748
04/30/2025	BNP Paribas S.A.	GBP	12,672,924	USD	16,015,592	76,688
04/30/2025	BNP Paribas S.A.	SEK	49,297,161	USD	4,651,686	57,039
04/30/2025	Morgan Stanley and Co. International PLC	EUR	79,413,710	USD	83,214,113	588,587
04/30/2025	Royal Bank of Canada	EUR	80,299,949	USD	84,285,878	738,270
03/28/2025	State Street Bank & Trust Co.	EUR	5,195,354	USD	5,436,773	40,869
04/30/2025	State Street Bank & Trust Co.	GBP	12,778,598	USD	16,157,764	85,952
Subtotal—Appreciation						2,384,558
Currency Risk
03/28/2025	Bank of New York Mellon (The)	EUR	77,686,515	USD	80,157,179	(528,189)
03/28/2025	Barclays Bank PLC	GBP	12,449,949	USD	15,149,182	(510,791)
03/28/2025	Barclays Bank PLC	USD	84,105,917	EUR	80,299,949	(706,231)
03/28/2025	Barclays Bank PLC	USD	16,871,560	GBP	13,340,516	(91,402)
03/28/2025	BNP Paribas S.A.	EUR	1,592,304	USD	1,642,747	(11,022)
03/28/2025	BNP Paribas S.A.	GBP	13,200,851	USD	16,077,071	(527,412)
03/28/2025	BNP Paribas S.A.	SEK	49,430,903	USD	4,440,597	(157,120)
03/28/2025	BNP Paribas S.A.	USD	15,912,781	GBP	12,590,516	(75,998)
03/28/2025	BNP Paribas S.A.	USD	4,613,850	SEK	48,996,080	(56,579)
03/28/2025	Goldman Sachs International	EUR	78,863,583	USD	81,324,364	(583,510)
03/28/2025	Morgan Stanley and Co. International PLC	EUR	78,863,583	USD	81,261,430	(646,444)
03/28/2025	Morgan Stanley and Co. International PLC	USD	82,740,108	EUR	79,101,442	(585,194)
03/28/2025	Royal Bank of Canada	GBP	12,578,153	USD	15,304,907	(516,324)
03/28/2025	Royal Bank of Canada	USD	84,138,286	EUR	80,299,949	(738,600)
03/28/2025	State Street Bank & Trust Co.	SEK	506,594	USD	46,557	(563)
03/28/2025	State Street Bank & Trust Co.	USD	2,612,880	EUR	2,500,000	(16,375)
03/28/2025	State Street Bank & Trust Co.	USD	16,159,212	GBP	12,778,598	(85,853)
Subtotal—Depreciation						(5,837,607)
Total Forward Foreign Currency Contracts						$(3,453,049)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
†
Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Excluding money market fund holdings, if any.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Senior Floating Rate Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,925,046,724)	$2,761,705,075
Investments in affiliates, at value (Cost $210,715,675)	217,905,265
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,384,558
Cash	13,682,797
Foreign currencies, at value (Cost $2,139,076)	2,356,350
Receivable for:
Investments sold	96,368,610
Fund shares sold	7,662,414
Dividends	437,192
Interest	29,792,285
Investments matured, at value (Cost $5,031,745)	4,621,388
Investment for trustee deferred compensation and retirement plans	357,386
Other assets	630,087
Total assets	3,137,903,407
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	5,837,607
Payable for:
Investments purchased	166,784,405
Dividends	6,457,704
Fund shares reacquired	1,685,740
Accrued fees to affiliates	1,135,762
Accrued trustees’ and officers’ fees and benefits	3,371
Accrued other operating expenses	262,325
Trustee deferred compensation and retirement plans	357,386
Unfunded loan commitments	32,929,823
Total liabilities	215,454,123
Net assets applicable to shares outstanding	$2,922,449,284
Net assets consist of:
Shares of beneficial interest	$5,655,446,922
Distributable earnings (loss)	(2,732,997,638)
$2,922,449,284
Net Assets:
Class A	$1,487,314,119
Class C	$151,898,358
Class R	$50,482,061
Class Y	$1,109,332,357
Class R5	$19,388
Class R6	$123,403,001
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	227,255,850
Class C	23,200,372
Class R	7,717,127
Class Y	169,782,741
Class R5	2,962
Class R6	18,882,872
Class A:
Net asset value per share	$6.54
Maximum offering price per share (Net asset value of $6.54 ÷ 96.75%)	$6.76
Class C:
Net asset value and offering price per share	$6.55
Class R:
Net asset value and offering price per share	$6.54
Class Y:
Net asset value and offering price per share	$6.53
Class R5:
Net asset value and offering price per share	$6.55
Class R6:
Net asset value and offering price per share	$6.54
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Senior Floating Rate Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$133,183,819
Dividends	418,415
Dividends from affiliates	2,499,186
Total investment income	136,101,420
Expenses:
Advisory fees	8,960,379
Administrative services fees	209,899
Custodian fees	126,681
Distribution fees:
Class A	1,851,312
Class C	809,266
Class R	125,952
Interest, facilities and maintenance fees	775,820
Transfer agent fees — A, C, R and Y	1,717,677
Transfer agent fees — R5	7
Transfer agent fees — R6	18,164
Trustees’ and officers’ fees and benefits	20,074
Registration and filing fees	85,055
Reports to shareholders	87,959
Professional services fees	865,911
Other	26,236
Total expenses	15,680,392
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(123,325)
Net expenses	15,557,067
Net investment income	120,544,353
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(24,557,514)
Affiliated investment securities	(32,672,744)
Foreign currencies	(1,040,893)
Forward foreign currency contracts	18,199,762
(40,071,389)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(32,869,299)
Affiliated investment securities	35,294,770
Foreign currencies	217,848
Forward foreign currency contracts	2,296,674
4,939,993
Net realized and unrealized gain (loss)	(35,131,396)
Net increase in net assets resulting from operations	$85,412,957
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Senior Floating Rate Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$120,544,353	$273,736,734
Net realized gain (loss)	(40,071,389)	40,845,078
Change in net unrealized appreciation (depreciation)	4,939,993	(32,327,056)
Net increase in net assets resulting from operations	85,412,957	282,254,756
Distributions to shareholders from distributable earnings:
Class A	(66,485,648)	(130,100,577)
Class C	(6,580,587)	(14,343,400)
Class R	(2,177,834)	(4,257,187)
Class Y	(50,213,139)	(102,123,264)
Class R5	(895)	(1,712)
Class R6	(5,281,087)	(14,224,107)
Total distributions from distributable earnings	(130,739,190)	(265,050,247)
Return of capital:
Class A	—	(13,590,921)
Class C	—	(1,498,380)
Class R	—	(444,726)
Class Y	—	(10,668,279)
Class R5	—	(179)
Class R6	—	(1,485,917)
Total return of capital	—	(27,688,402)
Total distributions	(130,739,190)	(292,738,649)
Share transactions–net:
Class A	(28,023,378)	(14,500,310)
Class C	(16,385,167)	(29,037,066)
Class R	(353,882)	(1,790,702)
Class Y	(30,558,601)	(17,132,581)
Class R6	10,540,840	(84,905,288)
Net increase (decrease) in net assets resulting from share transactions	(64,780,188)	(147,365,947)
Net increase (decrease) in net assets	(110,106,421)	(157,849,840)
Net assets:
Beginning of period	3,032,555,705	3,190,405,545
End of period	$2,922,449,284	$3,032,555,705
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Senior Floating Rate Fund

Statement of Cash Flows
For the six months ended February 28, 2025
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$85,412,957
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(676,494,529)
Proceeds from sales of investments	821,063,467
Purchases of short-term investments, net	(57,041,669)
Amortization (accretion) of premiums and discounts, net	(7,873,836)
Net realized loss from investment securities	57,230,258
Net change in unrealized appreciation on investment securities	(2,425,471)
Net change in unrealized appreciation on forward foreign currency contracts	(2,296,674)
Change in operating assets and liabilities:
Decrease in receivables and other assets	3,099,219
Decrease in accrued expenses and other payables	(10,798,966)
Net cash provided by operating activities	209,874,756
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(42,009,270)
Proceeds from shares of beneficial interest sold	296,731,896
Disbursements from shares of beneficial interest reacquired	(456,939,316)
Net cash provided by (used in) financing activities	(202,216,690)
Net increase in cash and cash equivalents	7,658,066
Cash and cash equivalents at beginning of period	122,418,614
Cash and cash equivalents at end of period	$130,076,680
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$89,164,697
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$775,820
Cash impact from foreign exchange fluctuations:
Net change in appreciation on foreign currency	$214,272
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Senior Floating Rate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$6.65	$0.27	$(0.09)	$0.18	$(0.29)	$—	$(0.29)	$6.54	2.77%	$1,487,314	1.12%(d)	1.13%(d)	1.07%(d)	8.21%(d)	24%
Year ended 08/31/24	6.67	0.58	0.02	0.60	(0.56)	(0.06)	(0.62)	6.65	9.35	1,538,561	1.08	1.10	1.03	8.68	48
Year ended 08/31/23	6.79	0.60	(0.05)	0.55	(0.65)	(0.02)	(0.67)	6.67	8.72	1,558,451	1.06	1.09	1.01	9.04	31
Year ended 08/31/22	7.10	0.35	(0.32)	0.03	(0.34)	—	(0.34)	6.79	0.40	1,639,394	1.04	1.04	1.00	5.05	68
Year ended 08/31/21	6.61	0.31	0.49	0.80	(0.31)	—	(0.31)	7.10	12.35	1,666,116	1.07	1.10	1.00	4.56	86
Year ended 08/31/20	7.63	0.32	(1.02)	(0.70)	(0.32)	—	(0.32)	6.61	(9.23)	1,586,129	1.13	1.16	1.02	4.59	53
Class C
Six months ended 02/28/25	6.65	0.24	(0.07)	0.17	(0.27)	—	(0.27)	6.55	2.54	151,898	1.87 (d)	1.88 (d)	1.82 (d)	7.46 (d)	24
Year ended 08/31/24	6.67	0.53	0.02	0.55	(0.52)	(0.05)	(0.57)	6.65	8.53	170,786	1.83	1.85	1.78	7.93	48
Year ended 08/31/23	6.79	0.55	(0.05)	0.50	(0.60)	(0.02)	(0.62)	6.67	7.91	200,489	1.81	1.84	1.76	8.29	31
Year ended 08/31/22	7.11	0.30	(0.33)	(0.03)	(0.29)	—	(0.29)	6.79	(0.49)	268,127	1.79	1.79	1.75	4.30	68
Year ended 08/31/21	6.62	0.26	0.49	0.75	(0.26)	—	(0.26)	7.11	11.50	398,409	1.82	1.85	1.75	3.81	86
Year ended 08/31/20	7.64	0.27	(1.02)	(0.75)	(0.27)	—	(0.27)	6.62	(9.90)	733,122	1.88	1.91	1.77	3.84	53
Class R
Six months ended 02/28/25	6.64	0.26	(0.08)	0.18	(0.28)	—	(0.28)	6.54	2.80	50,482	1.37 (d)	1.38 (d)	1.32 (d)	7.96 (d)	24
Year ended 08/31/24	6.66	0.56	0.02	0.58	(0.54)	(0.06)	(0.60)	6.64	9.07	51,616	1.33	1.35	1.28	8.43	48
Year ended 08/31/23	6.79	0.58	(0.05)	0.53	(0.64)	(0.02)	(0.66)	6.66	8.29	53,578	1.31	1.34	1.26	8.79	31
Year ended 08/31/22	7.10	0.34	(0.33)	0.01	(0.32)	—	(0.32)	6.79	0.14	55,615	1.29	1.29	1.25	4.80	68
Year ended 08/31/21	6.61	0.30	0.48	0.78	(0.29)	—	(0.29)	7.10	12.07	60,060	1.32	1.35	1.25	4.31	86
Year ended 08/31/20	7.62	0.31	(1.01)	(0.70)	(0.31)	—	(0.31)	6.61	(9.34)	59,212	1.38	1.41	1.27	4.34	53
Class Y
Six months ended 02/28/25	6.63	0.28	(0.08)	0.20	(0.30)	—	(0.30)	6.53	3.05	1,109,332	0.87 (d)	0.88 (d)	0.82 (d)	8.46 (d)	24
Year ended 08/31/24	6.66	0.59	0.01	0.60	(0.57)	(0.06)	(0.63)	6.63	9.45	1,156,908	0.83	0.85	0.78	8.93	48
Year ended 08/31/23	6.78	0.61	(0.04)	0.57	(0.66)	(0.03)	(0.69)	6.66	8.99	1,178,319	0.81	0.84	0.76	9.29	31
Year ended 08/31/22	7.09	0.37	(0.33)	0.04	(0.35)	—	(0.35)	6.78	0.63	1,450,652	0.79	0.79	0.75	5.30	68
Year ended 08/31/21	6.60	0.33	0.49	0.82	(0.33)	—	(0.33)	7.09	12.65	1,323,124	0.82	0.85	0.75	4.81	86
Year ended 08/31/20	7.61	0.35	(1.02)	(0.67)	(0.34)	—	(0.34)	6.60	(8.90)	1,571,552	0.88	0.91	0.77	4.84	53
Class R5
Six months ended 02/28/25	6.65	0.28	(0.08)	0.20	(0.30)	—	(0.30)	6.55	3.09	19	0.83 (d)	0.83 (d)	0.78 (d)	8.50 (d)	24
Year ended 08/31/24	6.67	0.60	0.02	0.62	(0.58)	(0.06)	(0.64)	6.65	9.68	20	0.79	0.79	0.74	8.97	48
Year ended 08/31/23	6.80	0.62	(0.06)	0.56	(0.66)	(0.03)	(0.69)	6.67	8.89	20	0.76	0.76	0.71	9.34	31
Year ended 08/31/22	7.11	0.38	(0.33)	0.05	(0.36)	—	(0.36)	6.80	0.74	12	0.70	0.70	0.66	5.39	68
Year ended 08/31/21	6.62	0.34	0.48	0.82	(0.33)	—	(0.33)	7.11	12.65	12	0.73	0.74	0.66	4.90	86
Year ended 08/31/20	7.63	0.34	(1.00)	(0.66)	(0.35)	—	(0.35)	6.62	(8.80)	8	0.80	0.80	0.69	4.92	53
Class R6
Six months ended 02/28/25	6.63	0.28	(0.07)	0.21	(0.30)	—	(0.30)	6.54	3.25	123,403	0.79 (d)	0.79 (d)	0.74 (d)	8.54 (d)	24
Year ended 08/31/24	6.66	0.60	0.01	0.61	(0.58)	(0.06)	(0.64)	6.63	9.55	114,665	0.76	0.76	0.71	9.00	48
Year ended 08/31/23	6.77	0.62	(0.04)	0.58	(0.66)	(0.03)	(0.69)	6.66	9.22	199,550	0.74	0.74	0.69	9.36	31
Year ended 08/31/22	7.08	0.37	(0.32)	0.05	(0.36)	—	(0.36)	6.77	0.72	245,252	0.70	0.70	0.66	5.39	68
Year ended 08/31/21	6.60	0.34	0.47	0.81	(0.33)	—	(0.33)	7.08	12.60	196,230	0.69	0.74	0.62	4.94	86
Year ended 08/31/20	7.61	0.36	(1.02)	(0.66)	(0.35)	—	(0.35)	6.60	(8.80)	194,825	0.77	0.79	0.66	4.95	53

(a)	Calculated using average shares outstanding.
(b)
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended August 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $42,745,724 in connection with the acquisition of Invesco Senior Floating Rate Plus Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Senior Floating Rate Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Senior Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
25
Invesco Senior Floating Rate Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
26
Invesco Senior Floating Rate Fund

Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
L.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
O.
Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
P.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Q.
Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
R.
Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of
27
Invesco Senior Floating Rate Fund

loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Next $5 billion	0.580%
Next $10 billion	0.560%
Over $20 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.61%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective January 1, 2025, the Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.03%, 1.78%, 1.28%, 0.78%, 0.78% and 0.78%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to January 1, 2025, the Adviser had contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $25,240 and reimbursed class level expenses of $29,509, $3,949, $1,418, $32,672, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a
28
Invesco Senior Floating Rate Fund

maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $48,846 in front-end sales commissions from the sale of Class A shares and $7,557 and $14,702 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$2,237,109,062	$211,191,503	$2,448,300,565
Common Stocks & Other Equity Interests	5,341,813	42,592,813	128,162,407	176,097,033
U.S. Dollar Denominated Bonds & Notes	—	132,129,224	—	132,129,224
Non-U.S. Dollar Denominated Bonds & Notes	—	75,937,707	7,604,920	83,542,627
Preferred Stocks	—	—	14,137,147	14,137,147
Asset-Backed Securities	—	11,366,211	—	11,366,211
Money Market Funds	114,037,533	—	—	114,037,533
Total Investments in Securities	119,379,346	2,499,135,017	361,095,977	2,979,610,340
Other Investments - Assets*
Investments Matured	—	4,621,388	—	4,621,388
Forward Foreign Currency Contracts	—	2,384,558	—	2,384,558
	—	7,005,946	—	7,005,946
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,837,607)	—	(5,837,607)
Total Other Investments	—	1,168,339	—	1,168,339
Total Investments	$119,379,346	$2,500,303,356	$361,095,977	$2,980,778,679

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2025:
	Value 08/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/25
Variable Rate Senior Loan Interests	$190,816,267	$88,098,854	$(52,556,258)	$1,164,223	$(12,676,797)	$(12,926,948)	$37,329,453	$(28,057,291)	$211,191,503
Common Stocks & Other Equity Interests	104,082,313	4,735,247	(6,825,863)	—	(32,672,743)	49,415,657	9,427,796	—	128,162,407
Preferred Stocks	15,101,781	—	—	—	—	(964,634)	—	—	14,137,147
Non-U.S. Dollar Denominated Bonds & Notes	221,602	7,958,806	(219,386)	177,904	219,386	(753,392)	—	—	7,604,920
Total	$310,221,963	$100,792,907	$(59,601,507)	$1,342,127	$(45,130,154)	$34,770,683	$46,757,249	$(28,057,291)	$361,095,977
29
Invesco Senior Floating Rate Fund

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 02/28/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 211,191,503	Discounted Cash Flow Model	Discount Rate	10.55%-12.86%	11.52%
		Third-Party Pricing	Broker Quote	51.00% of Par-100.75% of Par	96.01% of Par
Common Stocks & Other Equity Interests	128,162,407	Comparable Companies	EBITDA Multiple	5.5x	-
		Discounted Cash Flow Model	Discount Rate	10.70%	-
			EBITDA Multiple	8.4x	-
Preferred Stocks	14,137,147	Comparable Companies	EBITDA Multiple	8.75x	-
Non-U.S. Dollar Denominated Bonds & Notes	7,604,920	Expected Recovery	Anticipated Proceeds	89% of Par	-
Total	$ 361,095,977
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2025:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$2,384,558
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$2,384,558
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(5,837,607)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(5,837,607)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$−	$(528,189)	$(528,189)	$—	$—	$(528,189)
Barclays Bank PLC	794,405	(1,308,424)	(514,019)	—	—	(514,019)
BNP Paribas S.A.	136,475	(828,131)	(691,656)	—	—	(691,656)
Goldman Sachs International	−	(583,510)	(583,510)	—	—	(583,510)
Morgan Stanley and Co. International PLC	588,587	(1,231,638)	(643,051)	—	—	(643,051)
Royal Bank of Canada	738,270	(1,254,924)	(516,654)	—	—	(516,654)
State Street Bank & Trust Co.	126,821	(102,791)	24,030	—	—	24,030
Total	$2,384,558	$(5,837,607)	$(3,453,049)	$—	$—	$(3,453,049)
30
Invesco Senior Floating Rate Fund

Effect of Derivative Investments for the six months ended February 28, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$18,199,762
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,296,674
Total	$20,496,436
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$930,810,473

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $30,537.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 14, 2025, the Fund has entered into a credit agreement, which enables the Fund to participate with another Invesco Fund in a committed secured borrowing facility that permits borrowings up to $190 million, collectively by certain Invesco Funds, and which will expire on February 13, 2026. Prior to February 14, 2025, the credit agreement permitted borrowings up to $1,027,500,000. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
31
Invesco Senior Floating Rate Fund

NOTE 8—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2025. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Arxis	Delayed Draw Term Loan	$254,735	$(685)
Grant Thornton Advisors LLC	Delayed Draw Term Loan	184,058	(103)
Groundworks LLC	Delayed Draw Term Loan	551,205	(1,619)
Hasa Intermediate Holdings LLC	Incremental Delayed Draw Term Loan	376,565	1,135
Hasa Intermediate Holdings LLC	Revolver Loan	1,339,394	16,380
Kantar (Summer BC Bidco/KANGRP)	Revolver Loan	9,898,923	(187,048)
MB2 Dental Solutions LLC	Delayed Draw Term Loan	306,007	1,530
MB2 Dental Solutions LLC	Delayed Draw Term Loan	1,309,557	6,547
MB2 Dental Solutions LLC	Revolver Loan	208,476	2,106
McDermott International Ltd.	LOC	9,673,606	(2,998,819)
MLN US HoldCo LLC (dba Mitel)	Revolver Loan	2,432,269	(881,624)
Parques Reunidos (Piolin Bidco S.A.U.)	Revolver Loan	961,832	90,603
Platea (BC) Bidco AB	Delayed Draw Term Loan B	128,837	(2,937)
R1 RCM, Inc.	Delayed Draw Term Loan B	685,792	1,168
Savor Acquisition, Inc. (Sauer Brands)	Delayed Draw Term Loan	252,940	633
SIWF Holdings, Inc.	First Lien Term Loan	1,917,894	27,176
Tank Holding Corp.	Revolver Loan	912,180	(17,342)
Thermostat Purchaser III, Inc.	Delayed Draw Term Loan B	866,727	5,972
USALCO LLC	Delayed Draw Term Loan	431,216	2,156
V Global Holdings LLC	Revolver Loan	237,610	(11,197)
		$32,929,823	$(3,945,968)
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$186,719,900	$2,341,034,494	$2,527,754,394
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $708,402,787 and $838,242,766, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$125,005,804
Aggregate unrealized (depreciation) of investments	(279,679,424)
Net unrealized appreciation (depreciation) of investments	$(154,673,620)
Cost of investments for tax purposes is $3,135,452,299.
NOTE 11—Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
32
Invesco Senior Floating Rate Fund

At the six months ended February 28, 2025, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.
Selling Participant	Principal Amount	Value
Barclays Bank PLC	$9,673,606	$6,674,788
JPMorgan Europe Ltd.	1,534,227	1,269,284
NOTE 12—Dividends
The Fund declared the following monthly dividends from net investment income subsequent to February 28, 2025:
		Amount Per Share
Share Class	Record Date	Payable March 31, 2025
Class A	Daily	$0.0458
Class C	Daily	$0.0416
Class R	Daily	$0.0443
Class Y	Daily	$0.0471
Class R5	Daily	$0.0474
Class R6	Daily	$0.0475
NOTE 13—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	10,981,606	$72,543,784	30,320,602	$202,110,341
Class C	2,747,908	18,167,281	5,233,446	34,864,279
Class R	647,270	4,271,612	944,722	6,287,859
Class Y	28,560,710	188,259,218	61,430,238	408,467,303
Class R6	2,896,094	19,099,235	7,914,139	52,496,866
Issued as reinvestment of dividends:
Class A	7,240,319	47,801,601	15,559,733	103,628,340
Class C	773,569	5,111,291	1,830,780	12,202,630
Class R	316,226	2,086,127	679,138	4,521,518
Class Y	4,727,470	31,164,270	10,800,317	71,803,559
Class R6	455,477	3,001,408	1,339,541	8,910,381
Automatic conversion of Class C shares to Class A shares:
Class A	2,810,269	18,548,383	5,086,324	33,718,731
Class C	(2,809,335)	(18,548,383)	(5,083,935)	(33,718,731)
Reacquired:
Class A	(25,260,205)	(166,917,146)	(53,153,435)	(353,957,722)
Class C	(3,193,436)	(21,115,356)	(6,342,021)	(42,385,244)
Class R	(1,016,509)	(6,711,621)	(1,892,395)	(12,600,079)
Class Y	(37,871,096)	(249,982,089)	(74,878,814)	(497,403,443)
Class R6	(1,751,243)	(11,559,803)	(21,950,456)	(146,312,535)
Net increase (decrease) in share activity	(9,744,906)	$(64,780,188)	(22,162,076)	$(147,365,947)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33
Invesco Senior Floating Rate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
34
Invesco Senior Floating Rate Fund

SEC file number(s):
Invesco Distributors, Inc.
O-SFLR-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Short Duration High Yield Municipal Fund
Nasdaq:
A: ISHAX ■ C: ISHCX ■ Y: ISHYX ■ R5: ISHFX ■ R6: ISHSX

2	Schedule of Investments
21	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
31	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.78%
Alabama–2.00%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$305	$304,693
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,654,250
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	2,950	2,655,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB(b)	5.50%	01/01/2028	90	49,500
Series 2014, RB	3.50%	07/01/2026	5,022	2,762,366
Jefferson (County of), AL; Series 2024, Ref. RB	5.25%	10/01/2045	1,500	1,618,853
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	180	180,748
Series 2016 A, RB	5.25%	08/01/2030	200	202,953
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,397,081
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,366,268
Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(c)	5.25%	01/01/2029	25	25,043
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	4,000	4,087,455
				25,304,210
American Samoa–0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,012,755
Arizona–3.59%
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(d)	4.63%	08/01/2028	825	826,264
Series 2018 A, RB(d)	5.00%	08/01/2033	1,955	1,980,558
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(d)	6.00%	07/01/2047	1,385	1,414,123
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(d)	5.00%	07/01/2026	210	211,480
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	485	473,185
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.75%	07/01/2036	1,400	1,424,491
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2039	4,520	4,525,515
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(d)	5.00%	06/01/2031	2,225	2,266,429
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.00%	07/15/2028	615	623,802
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(d)	5.00%	12/15/2039	400	403,902
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(a)(e)	5.00%	09/01/2027	2,000	2,059,103
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(c)	4.38%	08/01/2032	5	5,004
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(d)	4.80%	07/01/2028	2,525	2,581,149
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2039	2,250	2,304,776
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(d)	5.25%	07/01/2033	725	730,437
Series 2023, RB(d)	6.00%	07/01/2043	1,885	1,911,651
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The); Series 2016 A, Ref. RB(d)	5.00%	07/01/2035	2,900	2,907,324
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(d)	5.00%	07/01/2035	2,820	2,826,379
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	120	120,320
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	130	126,633
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(d)	5.38%	06/15/2035	3,370	3,379,761
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	$3,955	$3,955,970
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools); Series 2020, Ref. RB(d)	4.75%	05/01/2030	1,525	1,528,876
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	4.13%	07/01/2026	520	516,874
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools);
Series 2019, RB(d)	5.00%	07/01/2029	300	302,651
Series 2019, RB(d)	5.00%	07/01/2034	400	402,515
Series 2019, RB(d)	5.00%	07/01/2039	500	500,865
Sierra (City of), AZ Vista Industrial Development Authority;
Series 2024, Ref. RB(d)	5.25%	06/01/2034	1,840	1,871,290
Series 2024, Ref. RB(d)	5.88%	06/01/2044	1,500	1,518,751
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(d)	5.00%	06/15/2034	1,730	1,793,125
				45,493,203
Arkansas–1.39%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(d)(e)	4.50%	09/01/2049	2,000	1,965,897
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(d)(e)	4.75%	09/01/2049	7,370	7,352,042
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(e)	5.45%	09/01/2052	8,000	8,308,385
				17,626,324
California–6.49%
California (State of); Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,676,561
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2022 A-1, RB(a)	4.00%	08/01/2028	16,065	16,265,043
Series 2024, RB(a)	5.00%	12/01/2032	5,000	5,324,907
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	136,075
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	910	911,383
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,465	2,559,016
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(d)(e)(f)	8.00%	03/04/2025	4,000	4,131,734
California (State of) Infrastructure & Economic Development Bank (Green Bonds); Series 2025, Ref. RB(a)(d)(e)	9.50%	01/01/2035	5,000	5,074,857
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(d)	5.00%	01/01/2038	1,000	1,032,267
Series 2025 A, RB(d)	5.00%	01/01/2040	500	511,486
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2038	3,345	3,391,540
California (State of) Municipal Finance Authority (Waste Management, Inc.);
Series 2020, RB(a)(e)	4.80%	06/02/2025	1,500	1,501,155
Series 2022 A, RB(a)(e)	4.13%	10/01/2025	4,000	4,005,720
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(b)(d)(e)(g)	7.50%	07/01/2032	4,950	66,825
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(b)(d)(e)(g)	7.50%	07/01/2032	1,000	13,500
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(e)	5.00%	07/01/2037	2,000	2,003,995
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(d)	6.25%	07/01/2054	6,100	6,364,033
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(d)	5.00%	07/01/2026	100	99,018
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(d)	5.00%	08/01/2033	695	730,730
Series 2023, Ref. RB(d)	5.25%	08/01/2038	500	527,974
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	8,238	8,241,805
Series 2016 A, RB(d)	5.25%	12/01/2056	3,000	3,019,886
Series 2018 A, RB(d)	5.50%	12/01/2058	3,000	3,076,736
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(e)	5.00%	07/01/2048	$2,000	$2,084,636
Palomar Health; Series 2016, Ref. RB	4.00%	11/01/2039	1,250	965,059
Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(c)	3.00%	08/01/2048	1,000	811,579
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(c)	5.00%	12/01/2034	5,405	5,415,710
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	2,305	2,309,347
				82,252,577
Colorado–6.52%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,240	2,127,435
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	678	638,261
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	525	533,589
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	517,432
Canyon Pines Metropolitan District; Series 2024, GO Bonds(d)	8.25%	12/01/2053	5,000	5,047,743
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,087,956
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,916,147
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(d)	5.25%	04/01/2039	2,500	2,610,117
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	4,035	3,668,264
Series 2021 A, RB	5.00%	05/15/2044	1,170	939,979
Series 2021 B, RB	2.63%	05/15/2029	1,125	1,089,205
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	335	290,330
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	996	1,004,837
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2043	2,750	2,529,275
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,223,437
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2032	1,000	1,000,425
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,343	1,345,224
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	1,676	1,701,143
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,544,937
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2041	1,700	1,689,157
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	605,122
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(d)	4.88%	12/01/2028	460	462,554
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	650	671,635
Series 2024 A-2, RB	6.50%	12/01/2043	400	417,970
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,556,036
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	997,158
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	855,634
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,352,638
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,230,360
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	1,855	1,882,856
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,225	2,275,787
Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(d)	5.00%	12/01/2041	1,670	1,562,544
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(d)	5.00%	12/01/2040	1,465	1,464,998
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,294,434
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,228,082
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(h)	0.00%	12/01/2032	4,000	2,383,146
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.00%	12/01/2042	1,900	1,947,287
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,766,622
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(d)	5.00%	12/01/2031	3,445	3,435,289
Series 2021 A, GO Bonds(d)	5.00%	12/01/2041	2,000	1,941,075
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB	6.13%	12/01/2039	550	573,417
Series 2024, RB	5.63%	12/01/2043	871	901,969
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(c)	3.25%	12/15/2050	689	562,623
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	$2,895	$2,916,707
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(d)	5.70%	12/01/2051	166	160,801
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	601,381
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	1,006,528
				82,559,546
Connecticut–0.08%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(d)	12.00%	09/01/2030	1,000	1,013,212
Delaware–0.13%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(d)	5.00%	07/01/2028	1,633	1,650,365
District of Columbia–1.91%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	725	724,811
Series 2017 A, RB	5.00%	07/01/2032	1,000	1,015,420
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,285,061
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	20,465	21,125,606
				24,150,898
Florida–9.61%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $185,120)(b)(g)	5.63%	11/15/2029	185	120,250
Series 2014, RB (Acquired 06/04/2020; Cost $861,250)(b)(g)	6.00%	11/15/2029	1,000	650,000
Series 2014, RB (Acquired 01/17/2020; Cost $1,412,167)(b)(g)	6.00%	11/15/2034	1,500	975,000
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(b)(d)	5.00%	11/15/2061	965	682,549
Babcock Ranch Community Independent Special District; Series 2024, RB(d)	5.00%	05/01/2044	500	503,769
Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	1,030	1,051,750
Broward (County of), FL; Series 2015 A, RB(e)	5.00%	10/01/2045	10,000	10,022,504
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(e)	6.75%	04/01/2025	35	35,086
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(d)	6.13%	06/15/2044	150	159,198
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(d)	5.00%	06/15/2044	1,760	1,759,896
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(d)	5.38%	08/01/2032	1,000	965,326
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB (Acquired 06/15/2018; Cost $734,961)(b)(g)	4.00%	07/01/2028	750	13,125
Series 2018 B, RB (Acquired 06/15/2018; Cost $612,816)(b)(g)	4.25%	07/01/2033	625	10,937
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(d)	5.00%	06/01/2041	465	452,543
Series 2021, RB(d)	3.25%	06/01/2031	230	210,346
Series 2021, RB(d)	5.00%	06/01/2041	1,615	1,571,735
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(d)	4.00%	12/01/2028	6,175	6,126,751
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(d)	5.00%	06/01/2044	2,000	1,990,615
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.25%	06/15/2040	3,000	3,140,183
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(d)	5.00%	07/01/2044	1,140	1,121,693
Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(d)	6.25%	12/15/2043	2,135	2,172,578
Capital Trust Authority (KIPP Miami N Campus); Series 2024 A, RB(d)	5.63%	06/15/2044	410	426,728
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	3,000	3,009,804
Capital Trust Authority (St.Johns Classical Academy, Inc.); Series 2025, Ref. RB(d)	4.75%	06/15/2040	815	815,260
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(d)(e)	5.00%	10/01/2029	1,330	1,366,453
Creekview Community Development District (Phase 2); Series 2024, RB	5.38%	05/01/2044	2,000	2,014,973
East Nassau Stewardship District (PDP No. 4); Series 2024, RB	5.25%	05/01/2029	1,350	1,349,951
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,871,070
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(e)	5.15%	05/01/2044	405	415,258
Florida Development Finance Corp.; Series 2023, RB(a)(d)(e)	6.13%	07/01/2026	2,000	2,044,555
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(d)(e)	12.00%	07/15/2028	$2,500	$2,675,658
Series 2024, Ref. RB(e)	5.00%	07/01/2035	3,705	3,833,468
Series 2024, Ref. RB (INS - AGM)(c)(e)	5.00%	07/01/2044	4,000	4,119,289
Series 2024, Ref. RB(e)	5.25%	07/01/2047	4,500	4,597,208
Series 2025, RB(a)(d)(e)	8.25%	08/13/2025	8,000	8,291,675
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(d)(e)	10.00%	07/15/2028	2,000	2,071,789
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(d)(e)	4.38%	10/01/2031	2,500	2,530,507
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(d)	5.25%	06/15/2029	1,000	1,007,171
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	3,000	3,004,584
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(d)	6.25%	06/15/2028	3,000	3,009,804
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020, Ref. RB(d)	5.00%	09/15/2040	1,045	1,021,298
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,245	1,370,195
Hobe-St. Lucie Conservancy District; Series 2024, RB	4.75%	05/01/2031	880	907,087
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,375	3,504,756
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.00%	07/15/2028	395	398,375
Series 2018 A, RB(d)	5.38%	07/15/2038	1,300	1,304,411
Lakes of Sarasota Community Development District; Series 2024 B, RB	5.25%	05/01/2034	2,320	2,348,162
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	4.50%	05/01/2031	550	554,027
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(d)	5.50%	07/01/2026	5,000	4,993,535
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,500	1,509,108
Middleton Community Development District A; Series 2024, RB	4.00%	05/01/2034	735	738,079
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.00%	10/01/2046	4,050	4,317,649
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2047	1,900	1,970,328
Parrish Lakes Community Development District; Series 2024, RB	5.50%	05/01/2044	995	1,003,521
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	955	957,031
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,769,643
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	2,500	2,480,779
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $2,855,000)(b)(d)(e)(g)	5.88%	01/01/2033	2,855	2,284,000
V-Dana Community Development District (Assessment Area Two - 2025 Project Area);
Series 2025, RB	5.38%	05/01/2045	875	886,433
Series 2025, RB	5.55%	05/01/2055	1,250	1,265,482
Venice (City of), FL (Village on the Isle); Series 2024, RB(d)	4.25%	01/01/2030	900	902,503
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.38%	05/01/2044	500	508,313
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2024, RB(d)	4.20%	05/01/2039	1,500	1,499,925
Series 2024, RB(d)	4.55%	05/01/2044	1,000	995,628
				121,681,307
Georgia–1.68%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(e)	5.30%	05/15/2026	810	811,313
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	5,000,463
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(d)	5.00%	04/01/2034	1,750	1,779,130
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy); Series 2023, RB(d)	5.20%	06/15/2033	1,000	1,028,846
Conyers (City of), GA (Salem Gate); Series 2024, RB	5.38%	03/01/2036	2,870	2,883,747
DeKalb (County of), IL Development Authority (The Globe Academy, Inc.);
Series 2024 A, RB	5.00%	06/01/2040	400	408,346
Series 2024 A, RB	5.00%	06/01/2045	415	417,423
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,560	1,560,209
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.00%	06/15/2027	$245	$247,619
Main Street Natural Gas, Inc.;
Series 2022 C, RB(a)(d)	4.00%	11/01/2027	3,200	3,182,516
Series 2023 B, RB(a)	5.00%	03/01/2030	2,000	2,123,770
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	1,850	1,871,102
				21,314,484
Guam–0.46%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	3,000	3,024,554
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,767,255
				5,791,809
Idaho–0.95%
Avimor Community Infrastructure District No. 1 (Assessment Area Five); Series 2024, RB(d)	5.88%	09/01/2053	1,867	1,939,286
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.00%	03/01/2044	3,755	4,043,623
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	635	633,210
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(d)	4.63%	07/01/2029	130	130,303
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(d)	4.00%	05/01/2042	2,280	1,930,690
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	290	298,895
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	540,700
Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,426,717
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(e)	6.45%	08/01/2032	130	130,416
				12,073,840
Illinois–4.14%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	550	556,865
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(d)	4.00%	12/01/2028	1,015	982,135
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	509,568
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	539,682
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,032,408
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,544,157
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(e)	5.25%	01/01/2053	4,000	4,144,120
Series 2024 A, RB(e)	5.25%	01/01/2041	2,150	2,343,479
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2039	850	850,002
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2041	5,000	4,564,981
Evanston (City of), IL (Roycemore School);
Series 2021, RB(d)	4.00%	04/01/2032	245	218,405
Series 2021, RB(d)	4.38%	04/01/2041	930	759,350
Hillside (Village of), IL (Mannheim Redevelopment); Series 2018, Ref. RB	5.00%	01/01/2030	1,830	1,846,439
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	11,805	11,820,777
Illinois (State of) Finance Authority; Series 2023, RB(a)(d)(e)	7.38%	09/01/2033	5,000	5,841,153
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(d)	5.25%	12/01/2025	100	100,376
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,169,842)(g)	5.00%	11/01/2027	2,065	1,239,000
Series 2019 A, Ref. RB	5.00%	11/01/2035	2,020	1,212,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,081	619,605
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(f)	5.00%	05/15/2025	55	55,222
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,718,845
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	755	754,378
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(c)	5.13%	06/01/2026	25	25,026
Series 2002, COP (INS - NATL)(c)	5.25%	06/01/2032	140	140,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois State University; Series 2024, Ref. COP (INS - AGC)(c)	5.00%	04/01/2044	$1,000	$1,060,834
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	640	629,451
Yorkville (United City of), IL (Raintree Village); Series 2013, Ref. RB	4.60%	03/01/2025	315	315,000
				52,423,395
Indiana–0.92%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	200	195,751
Indiana (State of) Finance Authority (Good Samaritan Hospital);
Series 2016 A, RB	5.00%	04/01/2037	200	201,113
Series 2016 A, RB	5.50%	04/01/2046	5,785	5,807,628
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(d)	5.50%	07/01/2028	500	500,523
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,580	1,629,178
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,954,526
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(d)	5.10%	01/01/2032	425	403,725
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(a)(e)	4.40%	06/10/2031	1,000	1,033,386
				11,725,830
Iowa–1.50%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	524,555
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	646,268
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(f)	5.00%	12/01/2032	5,410	6,243,795
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(d)	6.00%	11/01/2027	1,345	1,357,514
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,216,182
				18,988,314
Kansas–0.75%
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	40	35,587
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,171,583
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,292,718
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,978,236
Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,046,065
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	2,000	2,050,290
				9,574,479
Kentucky–0.34%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	165	167,161
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,180,468
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	925	857,484
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,004,323
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	135	133,522
				4,342,958
Louisiana–1.19%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Christwood);
Series 2024, Ref. RB(d)	4.25%	11/15/2030	1,050	1,055,547
Series 2024, Ref. RB(d)	5.00%	11/15/2037	1,900	1,978,914
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(d)	5.38%	11/01/2038	3,165	3,300,262
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(d)	4.63%	11/01/2038	1,460	1,491,484
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB (Acquired 11/03/2021; Cost $388,259)(b)(d)(g)	5.00%	06/01/2031	362	54,282
Series 2021, RB (Acquired 11/03/2021; Cost $770,101)(b)(d)(g)	5.00%	06/01/2041	728	109,231
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(d)	9.00%	12/01/2044	5,000	5,043,962
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(d)	5.85%	06/01/2025	$2,000	$2,009,064
				15,042,746
Maryland–0.60%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,187,101
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,121,420
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(d)	5.00%	07/01/2027	335	337,325
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(c)	5.50%	07/01/2026	20	20,151
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB(d)(i)	1.32%	07/01/2032	4,000	4,000,000
				7,665,997
Massachusetts–0.63%
Ashland (Town of), MA; Series 2022, GO Bonds	4.00%	08/01/2042	1,000	1,002,749
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	4.00%	10/01/2026	100	100,008
Series 2018, Ref. RB	4.00%	10/01/2027	150	150,013
Series 2018, Ref. RB	4.25%	10/01/2028	320	320,050
Series 2018, Ref. RB	4.38%	10/01/2029	385	385,069
Series 2018, Ref. RB	4.50%	10/01/2030	690	690,137
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College);
Series 2025, Ref. RB	5.25%	01/01/2040	1,070	1,177,542
Series 2025, Ref. RB	5.25%	01/01/2045	1,000	1,071,271
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(d)	5.00%	11/15/2033	1,500	1,557,713
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2047	1,500	1,506,151
				7,960,703
Michigan–1.69%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2034	1,200	1,234,442
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	2,500	2,031,102
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	750	751,094
Ivywood Classical Academy; Series 2023, RB	5.00%	01/01/2034	1,830	1,877,044
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/29/2040	1,000	1,106,741
Michigan (State of) Finance Authority (Huron Academy); Series 2024, Ref. RB	4.50%	10/01/2034	2,345	2,347,043
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,450	1,257,118
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(d)	6.25%	07/01/2029	2,000	1,981,430
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,062,163
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,880	2,389,213
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(e)	4.00%	10/01/2026	5,110	5,120,793
Waterford Township Economic Development Corp.; Series 2016 A, RB(h)	0.00%	07/01/2026	980	218,540
				21,376,723
Minnesota–1.53%
Bethel (City of), MN (Ecumen Obligated Group);
Series 2024, Ref. RB	5.25%	03/01/2034	750	775,897
Series 2024, Ref. RB	6.13%	03/01/2044	1,500	1,558,615
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	1,500	1,490,373
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	100	99,528
Series 2015, RB	5.75%	07/01/2046	1,400	1,264,628
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2044	2,835	2,796,970
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	775	607,263
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,375	1,331,948
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,056,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(d)	5.50%	07/01/2027	$515	$519,437
Series 2017 A, RB(d)	6.00%	07/01/2032	1,080	1,101,605
Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	1,958,418
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,916
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,927,397)(a)(b)(d)(g)	6.00%	07/01/2027	1,927	192,740
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(d)	5.25%	07/01/2033	140	142,796
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	1,085	1,112,992
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	425	427,665
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Prep Academy); Series 2020, Ref. RB	5.00%	09/01/2040	1,500	1,520,120
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	229,532
Series 2018, Ref. RB	4.13%	10/01/2033	250	226,268
				19,414,064
Mississippi–0.35%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(d)	3.63%	11/01/2036	3,040	2,903,058
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,505	1,504,948
				4,408,006
Missouri–0.82%
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(e)	5.30%	05/15/2028	30	30,065
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(d)	4.50%	12/01/2029	1,255	1,246,821
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	145	144,515
Series 2016 A, Ref. RB(d)	5.00%	04/01/2036	2,000	1,985,075
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(d)	4.38%	02/01/2031	595	581,117
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,000	989,839
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,671,495
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	255	251,795
Series 2020, RB	4.13%	11/01/2038	2,500	2,414,885
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2048	1,000	1,052,260
				10,367,867
Montana–0.20%
Montana Board of Housing (Baxter Apartments Projects); Series 2023, RB(a)	6.00%	06/01/2025	2,500	2,504,855
Nevada–0.22%
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.00%	12/01/2039	400	409,732
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	330	330,992
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2037	500	500,844
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(d)	5.50%	06/01/2037	735	769,897
Reno (City of), NV; Series 2025, RB(d)	5.00%	06/01/2041	825	841,475
				2,852,940
New Hampshire–2.27%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(d)	3.63%	07/02/2040	3,455	2,938,192
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(d)(h)	0.00%	12/15/2033	5,000	2,940,679
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(d)(h)	0.00%	12/01/2031	$10,000	$6,769,142
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	1,545	1,554,317
Series 2022-2A, RB	4.00%	10/20/2036	3,872	3,789,105
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-1A, RB	4.25%	07/20/2041	2,950	2,891,039
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(d)(h)	0.00%	04/01/2032	3,000	1,951,493
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(h)	0.00%	12/01/2034	7,500	4,063,133
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(d)	5.63%	12/15/2033	905	927,532
Series 2024, RB(d)	6.25%	12/15/2038	905	947,278
				28,771,910
New Jersey–0.48%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(d)	5.13%	11/01/2029	190	191,926
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(d)	5.00%	07/01/2027	255	256,402
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(d)	4.75%	10/01/2028	885	885,832
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,075	1,083,677
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	1,160	1,160,719
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(d)	4.25%	09/01/2027	140	140,863
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	715	633,424
Series 2008 A, RB(h)	0.00%	12/15/2035	1,000	669,530
Series 2009 A, RB(h)	0.00%	12/15/2032	1,465	1,116,090
				6,138,463
New Mexico–0.10%
Winrock Town Center Tax Increment Development District No. 1; Series 2022, Ref. RB(d)	4.00%	05/01/2033	1,250	1,217,886
New York–8.37%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $220,094)(b)(d)(g)	5.00%	10/01/2028	213	3,195
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $1,403,843)(b)(d)(g)	5.00%	10/01/2038	1,389	20,829
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(d)(e)(j)	5.25%	12/31/2033	3,000	3,026,399
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(d)(e)(j)	5.50%	12/31/2040	5,000	5,010,208
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	338,670
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(d)	5.25%	06/15/2043	525	541,891
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,942,024
Metropolitan Transportation Authority; Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,000	2,025,414
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 01/19/2016-02/28/2018; Cost $1,089,980)(b)(g)	5.00%	01/01/2058	967	88,865
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $445,000)(b)(d)(g)	9.00%	01/01/2041	445	445,000
New York & New Jersey (States of) Port Authority; One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	2,000	2,000,163
New York (City of), NY Municipal Water Finance Authority; Series 2023 D, Ref. RB	4.13%	06/15/2047	3,000	3,000,337
New York (City of), NY Transitional Finance Authority;
Series 2024 F-1, RB	5.00%	02/01/2045	5,000	5,385,436
Series 2024, RB	5.00%	05/01/2041	3,000	3,338,087
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,286,885
Series 2024, RB	5.25%	11/01/2043	1,500	1,607,196
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGC)(c)	5.25%	10/01/2043	1,600	1,758,331
Series 2024, RB (INS - AGC)(c)	5.25%	10/01/2044	1,225	1,340,048
New York Counties Tobacco Trust IV; Series 2010 A, RB(d)	6.25%	06/01/2041	2,900	2,886,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$855	$870,223
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,825	2,873,466
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(d)	7.25%	11/15/2044	5,400	5,406,462
New York State Dormitory Authority; Series 2024, RB(k)	5.50%	07/01/2054	7,000	7,820,333
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(e)	5.00%	08/01/2026	2,880	2,883,461
Series 2016, Ref. RB(e)	5.00%	08/01/2031	8,680	8,690,386
Series 2020, Ref. RB(e)	5.25%	08/01/2031	2,470	2,594,365
Series 2021, Ref. RB(e)	3.00%	08/01/2031	545	516,627
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(e)	5.00%	01/01/2032	4,315	4,458,032
Series 2018, RB(e)	5.00%	01/01/2034	6,500	6,696,890
Series 2020, RB(e)	5.00%	10/01/2035	5,000	5,234,871
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(e)	5.50%	06/30/2038	2,000	2,183,008
Series 2023, RB(e)	5.50%	06/30/2039	1,000	1,087,007
Series 2023, RB(e)	5.50%	06/30/2040	875	948,049
Series 2024, RB(e)	5.25%	06/30/2043	4,000	4,250,107
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(e)	5.63%	04/01/2040	2,500	2,680,948
Oneida Indian Nation; Series 2024 B, RB(d)	6.00%	09/01/2043	2,150	2,358,673
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.00%	12/01/2034	1,600	1,661,958
Series 2024, RB	5.75%	12/01/2044	1,500	1,550,541
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	250,000
Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	250,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(e)	7.00%	06/01/2046	3,500	3,665,238
				105,976,043
North Dakota–0.46%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	420	418,381
Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	3,131,010
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.75%	05/01/2044	1,100	1,108,518
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	1,000	1,122,589
				5,780,498
Ohio–3.25%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	2,080,728
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	1,990	1,807,273
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	2,470	2,261,631
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(d)	5.25%	01/01/2034	1,000	1,020,279
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,002,228
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(e)	5.38%	09/15/2027	485	485,579
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(e)	5.25%	01/01/2042	1,500	1,635,444
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	5,470	5,574,235
Series 2017, Ref. RB	5.00%	02/15/2042	3,500	3,537,739
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,526,201
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	1,805	1,806,112
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	3,500	3,460,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	$1,000	$1,003,797
Series 2013, RB	5.00%	02/15/2044	4,880	4,817,278
Series 2013, RB	5.00%	02/15/2048	5,300	5,191,440
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(e)	5.00%	12/31/2039	2,290	2,297,409
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(d)	5.70%	08/01/2043	1,200	1,259,976
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	405	405,151
				41,173,059
Oklahoma–0.87%
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(d)	5.25%	06/15/2034	700	720,820
Series 2024, RB(d)	6.00%	06/15/2044	1,000	1,033,512
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGM)(c)	4.00%	08/15/2048	2,430	2,276,478
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(e)	5.50%	12/01/2035	2,000	2,003,681
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(e)	5.00%	06/01/2025	5,000	5,015,420
				11,049,911
Oregon–0.12%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,013
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	1,500	1,503,683
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(e)	5.65%	08/01/2026	5	5,010
				1,543,706
Pennsylvania–0.54%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(d)	6.00%	05/01/2042	645	679,913
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.00%	05/01/2028	810	832,789
Northampton (County of), PA Industrial Development Authority; Series 2013, RB(b)(l)	5.00%	06/30/2027	193	34,713
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.); Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(b)(g)(l)	5.00%	06/30/2027	350	154,062
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,630	1,779,130
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2039	1,840	1,840,450
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	507,577
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,014,092
				6,842,726
Puerto Rico–7.38%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	10,045	10,097,484
Series 2002, RB	5.63%	05/15/2043	7,645	7,736,022
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB(h)(l)	0.00%	08/01/2025	17,475	0
Series 2011, RB(h)(l)	0.00%	12/31/2025	10,675	0
Series 2011, RB(h)(l)	0.00%	08/01/2026	6,495	0
Series 2011, RB(h)(l)	0.00%	08/01/2028	37,400	0
Series 2011, RB(h)(l)	0.00%	08/01/2031	54,770	1
PRHTA Custodial Trust; Series 2023, RB(b)	5.75%	12/06/2049	193	58,524
PRPBA Custodial Trust; Series 2022, RB(h)	0.00%	03/15/2049	278	3,125
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,035	1,443,387
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,996,224
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,326,927
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	4,000	3,855,462
Subseries 2022, RN(h)	0.00%	11/01/2043	3,886	2,448,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - SGI)(c)	5.00%	07/01/2025	$100	$99,996
Series 2005 RR, RB (INS - AGC)(c)	5.00%	07/01/2026	155	155,019
Series 2007 TT, RB (INS - NATL)(c)	5.00%	07/01/2026	165	165,131
Series 2007 TT, RB(b)	5.00%	07/01/2037	65	36,400
Series 2007 UU, Ref. RB (INS - AGC)(c)	5.00%	07/01/2026	1,435	1,435,232
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2025	1,705	1,704,525
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	1,000	999,308
Series 2010 CCC, RB(b)	5.25%	07/01/2026	3,520	1,971,200
Series 2010 XX, RB(b)	5.25%	07/01/2027	250	140,000
Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2025	1,180	660,800
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	4,050	3,928,429
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 08/06/2009-03/25/2024; Cost $704,010)(g)	6.63%	01/01/2027	596	590,220
Series 2023 A, RB (Acquired 08/06/2009-01/08/2020; Cost $5,493,787)(g)	6.63%	01/01/2028	4,548	4,490,389
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(c)	5.00%	08/01/2027	745	749,944
Series 2005 A, RB (INS - AGM)(c)	5.00%	08/01/2030	305	307,027
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	1,027	943,537
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,003	864,860
Series 2018 A-1, RB(h)	0.00%	07/01/2033	11,167	8,272,119
Series 2018 A-1, RB	4.50%	07/01/2034	2,662	2,663,158
Series 2018 A-1, RB	4.55%	07/01/2040	538	539,435
Series 2018 A-1, RB(h)	0.00%	07/01/2046	13,831	4,661,604
Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,268	2,808,161
Series 2019 A-2, RB	4.33%	07/01/2040	7,975	7,955,084
Series 2019 A-2, RB	4.54%	07/01/2053	163	162,077
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,172,360
University of Puerto Rico; Series 2006 Q, RB (Acquired 02/01/2012; Cost $5,000,000)(g)	5.00%	06/01/2025	5,000	4,997,003
				93,438,594
Rhode Island–0.87%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,367
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2049	3,650	3,862,171
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,179
Tobacco Settlement Financing Corp.;
Series 2015 B, Ref. RB	4.50%	06/01/2045	1,680	1,681,146
Series 2015 B, Ref. RB	5.00%	06/01/2050	5,175	5,178,128
				10,996,991
South Carolina–3.26%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	2,500	2,682,644
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	900	951,450
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(d)	6.00%	06/15/2035	1,310	1,344,246
Series 2024, RB(d)	6.38%	06/15/2045	1,000	1,018,150
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(d)	5.00%	06/15/2044	2,790	2,819,446
South Carolina (State of) Jobs-Economic Development Authority (Prism Health Obligated Group); Series 2018, VRD RB (LOC - TD Bank, N.A.)(i)(j)	1.45%	05/01/2048	24,000	24,000,000
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(d)	7.00%	05/01/2026	825	813,962
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024 A, RB	5.25%	11/01/2044	4,750	5,213,383
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGM)(c)	5.00%	12/01/2040	$2,250	$2,518,179
				41,361,460
Tennessee–1.85%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	3,620	3,533,994
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,635,231
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	264,069
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB(b)(d)	5.25%	04/01/2028	1,607	112,468
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(d)	4.50%	06/01/2028	865	874,013
Series 2018, RB(d)	5.13%	06/01/2036	1,000	1,019,544
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(d)	5.38%	09/01/2041	705	634,020
Series 2013 A, Ref. RB(d)	5.50%	09/01/2047	200	178,132
Series 2016 A, Ref. RB(d)	5.00%	09/01/2031	3,000	2,816,843
Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	1,475	1,325,887
Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	3,610	3,653,843
Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,347,977
				23,396,021
Texas–8.34%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	195	195,996
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2023, RB(a)(d)	4.88%	06/15/2026	1,000	1,007,551
Series 2024, RB(d)	4.50%	06/15/2044	830	802,956
Series 2024, RB(d)	4.75%	06/15/2049	915	900,603
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(d)	5.00%	06/01/2033	3,790	3,916,600
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	4.50%	08/15/2039	1,500	1,500,734
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	2,290	2,147,985
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,771,157
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	3,835	3,583,632
Series 2021, RB	5.00%	08/15/2041	900	758,930
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(d)	5.25%	02/15/2033	1,950	2,013,665
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	410	409,880
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,055	1,065,936
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(d)	4.63%	12/31/2035	500	500,000
Austin (City of), TX; Series 2014, RB(e)	5.00%	11/15/2044	4,000	4,001,077
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2026	250	252,473
Series 2016, Ref. RB	5.00%	07/15/2041	1,000	1,000,512
Series 2018, Ref. RB	5.00%	07/15/2026	1,000	1,009,893
Series 2018, Ref. RB	5.00%	07/15/2033	1,630	1,659,286
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB (Acquired 02/23/2022; Cost $400,919)(b)(e)(g)	7.00%	03/01/2039	385	308,000
Series 2019, RB (Acquired 05/27/2021-02/23/2022; Cost $2,172,209)(b)(d)(e)(g)	9.00%	03/01/2039	2,035	1,628,000
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(e)	3.63%	07/01/2026	3,800	3,571,952
Celina (City of), TX (Mosaic Public Improvement District Improvement Area No. 2); Series 2024, RB(d)	5.13%	09/01/2044	1,250	1,252,024
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,015,501
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Crandall (City of), TX;
Series 2021, RB(d)	4.13%	09/15/2026	$100	$99,762
Series 2021, RB(d)	4.75%	09/15/2031	100	100,832
Series 2021, RB(d)	5.25%	09/15/2051	500	496,418
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(d)	5.25%	09/15/2045	545	546,243
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(d)	5.50%	09/15/2045	560	562,533
Gulf Coast Industrial Development Authority; Series 1998, RB(e)	8.00%	04/01/2028	340	340,453
Houston (City of), TX;
Series 2011, Ref. RB(e)	6.50%	07/15/2030	1,450	1,463,778
Series 2014 D, Ref. RB	5.00%	11/15/2044	2,000	2,001,678
Series 2015 B-1, RB(e)	5.00%	07/15/2030	5,000	5,014,535
Series 2015 B-1, RB(e)	5.00%	07/15/2035	7,700	7,709,356
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	5.00%	07/01/2029	1,500	1,501,004
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	633,593
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(b)	5.00%	02/15/2035	220	2,200
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	7,500	7,517,323
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,375	2,318,009
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,897,996
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(d)	4.00%	08/15/2030	4,805	4,646,682
New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(d)	12.00%	12/01/2028	4,000	4,960,863
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy); Series 2018 A, RB(d)	6.00%	08/15/2037	1,000	1,021,170
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,432,194
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,063,332
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022, RB	5.50%	10/01/2027	2,500	2,500,709
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	1,000	978,039
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(d)(e)	2.50%	01/01/2030	2,150	1,977,602
Series 2021, RB(d)(e)	2.63%	01/01/2031	800	727,013
Series 2024, RB(d)(e)	5.00%	01/01/2039	1,000	1,032,512
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(d)	5.35%	09/01/2045	750	754,947
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	5.38%	09/15/2030	665	666,622
San Antonio (City of), TX; Series 2024 A, RB	5.00%	02/01/2041	2,215	2,457,308
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(g)	6.00%	02/15/2031	1,000	550,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(b)(g)	6.38%	02/15/2041	3,000	1,650,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	4.00%	11/15/2027	355	346,039
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	976,625
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	1,699	1,566,463
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2044	1,375	1,471,903
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1); Series 2024, RB(d)	4.25%	09/01/2032	477	475,329
Travis County Development Authority (Turner’s Crossing Public Improvement District Improvement Area No. 1);
Series 2025, RB	5.00%	09/01/2044	700	700,922
Series 2025, RB	5.25%	09/01/2054	1,175	1,176,327
				105,612,657
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.95%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(d)	3.25%	03/01/2031	$1,050	$999,320
Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	1,750	1,600,486
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(d)	5.63%	12/01/2043	1,978	2,017,055
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(d)	4.25%	06/01/2041	2,205	1,847,048
Series 2021, GO Bonds(d)	4.50%	06/01/2051	2,500	2,008,561
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(d)	4.25%	08/01/2035	1,645	1,630,026
Series 2020 A, RB(d)	4.50%	08/01/2040	1,205	1,177,343
Series 2024-2, RB(d)	5.50%	06/15/2039	2,250	2,326,582
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	1,131,912
Olympia Public Infrastructure District No. 1; Series 2024 A-2, RB(d)	5.13%	12/01/2029	4,000	4,081,229
Peaks Public Infrastructure District (Peaks Assessment Area); Series 2024, RB(d)	5.25%	12/01/2053	1,450	1,416,391
Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(d)	6.75%	07/01/2035	2,500	2,551,867
UIPA Crossroads Public Infrastructure District; Series 2021, RB(d)	4.13%	06/01/2041	3,000	2,872,388
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(d)	4.25%	06/15/2027	1,395	1,376,112
Series 2022, RB(d)	4.50%	06/15/2032	2,000	1,934,545
Series 2022, RB(d)	5.00%	06/15/2037	3,515	3,454,333
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(d)	4.50%	06/15/2027	110	109,215
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(d)	4.50%	06/15/2029	500	489,858
Series 2019 A, RB(d)	5.00%	06/15/2034	1,270	1,252,366
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(d)	7.00%	12/01/2042	3,000	3,041,465
				37,318,102
Virginia–0.72%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	4.50%	09/01/2028	1,195	1,205,301
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(a)	5.50%	09/01/2035	355	354,053
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(d)(e)	5.00%	07/01/2038	2,310	2,310,036
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	4,000	4,112,077
Series 2023, RB	7.00%	09/01/2059	1,000	1,133,006
				9,114,473
Washington–1.30%
Kalispel Tribe of Indians; Series 2018 B, RB(d)	5.00%	01/01/2032	100	102,635
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	65	65,010
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(e)	5.75%	01/01/2028	5	5,016
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,700	1,701,627
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(e)	5.00%	04/01/2030	6,475	6,477,609
Seattle (Port of), WA; Series 2024 B, Ref. RB(e)	5.25%	07/01/2041	3,500	3,829,712
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(d)	4.00%	07/01/2026	240	237,204
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(d)	5.00%	01/01/2036	1,755	1,768,800
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(d)	4.00%	07/01/2040	1,640	1,503,537
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	4.50%	07/01/2028	760	726,301
				16,417,451
West Virginia–0.45%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(d)(l)	5.75%	06/01/2042	1,000	716,466
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(d)	5.75%	06/01/2043	875	937,649
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2026	$1,000	$1,003,105
Series 2015, Ref. RB	4.00%	07/01/2035	190	170,263
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	4.50%	06/01/2027	1,925	1,938,400
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(d)(e)	6.75%	02/01/2026	1,000	700,000
Series 2018, RB(b)(d)(e)	8.75%	02/01/2036	320	256,000
				5,721,883
Wisconsin–5.43%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	695,947
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	169,731
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,221,864
Series 2017, Ref. RB	5.00%	06/01/2037	2,770	2,779,051
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019, Ref. RB	5.00%	11/01/2046	1,650	1,551,638
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.00%	10/01/2044	300	317,857
Wisconsin (State of) Public Finance Authority;
Series 2022 B, RB(d)	7.00%	02/01/2028	665	666,145
Series 2022, RB(d)	5.38%	06/01/2037	670	686,146
Series 2023 A, Ref. RB(d)	5.75%	10/01/2043	1,775	1,847,583
Series 2024, RB(d)	12.00%	05/16/2029	1,315	1,390,094
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $2,000,000)(b)(d)(g)	6.25%	10/01/2031	2,000	200,000
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(d)	5.00%	06/15/2041	510	479,119
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(d)(h)	0.00%	12/15/2038	5,000	2,202,552
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.25%	08/01/2027	500	483,750
Series 2017, RB(d)	6.75%	08/01/2031	500	448,750
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(d)	4.25%	06/15/2031	550	510,424
Series 2021 A, RB(d)	5.00%	06/15/2041	615	553,381
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(d)	5.50%	12/15/2028	2,350	2,353,552
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy);
Series 2024, RB(d)	5.38%	06/15/2039	250	252,113
Series 2024, RB(d)	5.70%	06/15/2044	400	404,385
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	360	367,434
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	4,200	4,213,359
Series 2022 A, RB(d)	6.13%	02/01/2039	4,175	4,188,279
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(d)(h)	0.00%	12/01/2028	6,000	4,465,822
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(d)(h)	0.00%	09/01/2029	2,225	1,619,881
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,280	1,267,835
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus);
Series 2024, RB(d)	5.00%	12/15/2034	825	860,946
Series 2024, RB(d)	5.00%	12/15/2039	700	720,418
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(d)	5.00%	06/01/2041	2,300	2,388,420
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(e)	7.25%	06/01/2035	3,800	3,993,192
Series 2017, Ref. RB(d)(e)	7.13%	06/01/2041	150	157,619
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(d)	5.00%	06/15/2039	440	440,812
Series 2019, RB(d)	5.00%	06/15/2049	540	530,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus);
Series 2024, Ref. RB(d)	4.00%	07/15/2039	$750	$715,721
Series 2024, Ref. RB(d)	4.25%	07/15/2044	1,650	1,569,671
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(d)	5.50%	01/01/2031	5,375	4,589,855
Series 2021 A, RB(d)	6.50%	01/01/2041	3,110	2,361,686
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(d)	6.00%	07/15/2043	690	739,141
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	4,191	4,197,759
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(d)	5.00%	07/15/2030	3,000	3,009,400
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(d)(f)	4.00%	04/01/2032	10	10,256
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(d)	5.38%	12/15/2032	1,922	1,923,212
Wisconsin (State of) Public Finance Authority (Town of Scarborough - The Downs); Series 2024, RB	5.00%	08/01/2039	1,600	1,610,927
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(d)	4.50%	06/15/2032	500	508,944
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,000	3,073,174
				68,738,075
Total Municipal Obligations (Cost $1,264,708,002)				1,251,183,316
			Shares
Exchange-Traded Funds–0.07%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(m)			17,000	877,166
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.03%
California–0.01%
CalPlant I LLC; Exit Facility(d)(l)	15.00%	07/01/2025	$770	151,086
Puerto Rico–0.02%
AES Puerto Rico, Inc.(l)	12.50%	03/04/2026	240	232,884
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,006,641)				383,970
			Shares
Common Stocks & Other Equity Interests–0.00%
Resolute Forest Products, Inc. (Cost $9,595)			6,757	9,595

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)(l)			100,023	0
TOTAL INVESTMENTS IN SECURITIES(n)–98.88% (Cost $1,266,596,848)				1,252,454,047
FLOATING RATE NOTE OBLIGATIONS–(0.41)%
Note with an interest and fee rate of 2.38% at 02/28/2025 and a contractual maturity of collateral of 07/01/2054 (See Note 1L)(o)				(5,250,000)
OTHER ASSETS LESS LIABILITIES–1.53%				19,417,126
NET ASSETS–100.00%				$1,266,621,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Short Duration High Yield Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $15,458,661, which represented 1.22% of the Fund’s Net Assets.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $426,263,538, which represented 33.65% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Restricted security. The aggregate value of these securities at February 28, 2025 was $20,854,453, which represented 1.65% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$873,372	$-	$-	$3,794	$-	$877,166	$17,449

*	Effective February 24, 2025, the fund’s named changed from Invesco Municipal Strategic Income ETF.

(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $7,820,333 are held by TOB Trusts and serve as collateral for the $5,250,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,265,724,238)	$1,251,576,881
Investments in affiliates, at value (Cost $872,610)	877,166
Cash	3,405,877
Receivable for:
Investments sold	1,305,051
Fund shares sold	743,540
Interest	19,028,749
Investments matured, at value (Cost $17,791,052)	8,051,908
Investment for trustee deferred compensation and retirement plans	96,727
Other assets	336,766
Total assets	1,285,422,665
Liabilities:
Floating rate note obligations	5,250,000
Payable for:
Investments purchased	10,060,040
Dividends	1,606,942
Fund shares reacquired	1,340,778
Accrued fees to affiliates	375,948
Accrued interest expense	16,325
Accrued trustees’ and officers’ fees and benefits	2,058
Accrued other operating expenses	52,674
Trustee deferred compensation and retirement plans	96,727
Total liabilities	18,801,492
Net assets applicable to shares outstanding	$1,266,621,173
Net assets consist of:
Shares of beneficial interest	$1,798,879,921
Distributable earnings (loss)	(532,258,748)
$1,266,621,173
Net Assets:
Class A	$735,304,111
Class C	$32,729,882
Class Y	$459,068,442
Class R5	$9,629
Class R6	$39,509,109
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	77,089,311
Class C	3,435,528
Class Y	48,102,944
Class R5	1,001
Class R6	4,138,954
Class A:
Net asset value per share	$9.54
Maximum offering price per share (Net asset value of $9.54 ÷ 97.50%)	$9.78
Class C:
Net asset value and offering price per share	$9.53
Class Y:
Net asset value and offering price per share	$9.54
Class R5:
Net asset value and offering price per share	$9.62
Class R6:
Net asset value and offering price per share	$9.55
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Short Duration High Yield Municipal Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$30,822,027
Dividends from affiliates	17,449
Total investment income	30,839,476
Expenses:
Advisory fees	2,452,788
Administrative services fees	83,009
Custodian fees	5,458
Distribution fees:
Class A	889,948
Class C	169,804
Interest, facilities and maintenance fees	519,469
Transfer agent fees — A, C and Y	402,577
Transfer agent fees — R6	2,380
Trustees’ and officers’ fees and benefits	13,501
Registration and filing fees	71,878
Reports to shareholders	40,454
Professional services fees	106,694
Other	12,517
Total expenses	4,770,477
Less: Fees waived and/or expense offset arrangement(s)	(5,288)
Net expenses	4,765,189
Net investment income	26,074,287
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(58,244))	(3,660,223)
Change in net unrealized appreciation of:
Unaffiliated investment securities	3,519,235
Affiliated investment securities	3,794
3,523,029
Net realized and unrealized gain (loss)	(137,194)
Net increase in net assets resulting from operations	$25,937,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$26,074,287	$54,390,325
Net realized gain (loss)	(3,660,223)	(13,009,800)
Change in net unrealized appreciation	3,523,029	58,719,261
Net increase in net assets resulting from operations	25,937,093	100,099,786
Distributions to shareholders from distributable earnings:
Class A	(15,751,063)	(30,048,279)
Class C	(613,980)	(1,499,517)
Class Y	(10,049,684)	(18,131,043)
Class R5	(226)	(412)
Class R6	(825,935)	(1,438,598)
Total distributions from distributable earnings	(27,240,888)	(51,117,849)
Share transactions–net:
Class A	21,407,923	(98,445,773)
Class C	(3,756,663)	(20,598,794)
Class Y	43,246,911	(15,021,898)
Class R5	—	(33)
Class R6	6,628,199	(3,369,282)
Net increase (decrease) in net assets resulting from share transactions	67,526,370	(137,435,780)
Net increase (decrease) in net assets	66,222,575	(88,453,843)
Net assets:
Beginning of period	1,200,398,598	1,288,852,441
End of period	$1,266,621,173	$1,200,398,598
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Short Duration High Yield Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$9.55	$0.20	$0.00	$0.20	$(0.21)	$9.54	2.08%	$735,304	0.87%(d)	0.87%(d)	0.78%(d)	4.18%(d)	10%
Year ended 08/31/24	9.18	0.40	0.35	0.75	(0.38)	9.55	8.33	714,628	0.90	0.90	0.81	4.32	29
Year ended 08/31/23	9.58	0.36	(0.41)	(0.05)	(0.35)	9.18	(0.54)	784,122	0.91	0.91	0.81	3.86	33
Year ended 08/31/22	10.67	0.32	(1.06)	(0.74)	(0.35)	9.58	(7.07)	914,354	0.84	0.84	0.77	3.13	26
Year ended 08/31/21	10.17	0.34	0.51	0.85	(0.35)	10.67	8.50	933,441	0.86	0.86	0.79	3.25	19
Year ended 08/31/20	10.86	0.37	(0.71)	(0.34)	(0.35)	10.17	(3.19)	826,655	0.84	0.88	0.79	3.59	49
Class C
Six months ended 02/28/25	9.54	0.16	0.00	0.16	(0.17)	9.53	1.70	32,730	1.62 (d)	1.62 (d)	1.53 (d)	3.43 (d)	10
Year ended 08/31/24	9.17	0.33	0.35	0.68	(0.31)	9.54	7.53	36,507	1.65	1.65	1.56	3.57	29
Year ended 08/31/23	9.56	0.29	(0.40)	(0.11)	(0.28)	9.17	(1.19)	55,464	1.66	1.66	1.56	3.11	33
Year ended 08/31/22	10.65	0.24	(1.06)	(0.82)	(0.27)	9.56	(7.79)	76,878	1.59	1.59	1.52	2.38	26
Year ended 08/31/21	10.16	0.26	0.50	0.76	(0.27)	10.65	7.60	92,982	1.61	1.61	1.54	2.50	19
Year ended 08/31/20	10.84	0.29	(0.70)	(0.41)	(0.27)	10.16	(3.84)	167,426	1.59	1.63	1.54	2.84	49
Class Y
Six months ended 02/28/25	9.55	0.21	0.00	0.21	(0.22)	9.54	2.21	459,068	0.62 (d)	0.62 (d)	0.53 (d)	4.43 (d)	10
Year ended 08/31/24	9.19	0.42	0.34	0.76	(0.40)	9.55	8.48	416,348	0.65	0.65	0.56	4.57	29
Year ended 08/31/23	9.58	0.38	(0.40)	(0.02)	(0.37)	9.19	(0.18)	414,180	0.66	0.66	0.56	4.11	33
Year ended 08/31/22	10.67	0.34	(1.06)	(0.72)	(0.37)	9.58	(6.84)	497,651	0.59	0.59	0.52	3.38	26
Year ended 08/31/21	10.18	0.37	0.50	0.87	(0.38)	10.67	8.66	365,892	0.61	0.61	0.54	3.50	19
Year ended 08/31/20	10.87	0.40	(0.72)	(0.32)	(0.37)	10.18	(2.94)	280,243	0.59	0.63	0.54	3.84	49
Class R5
Six months ended 02/28/25	9.63	0.21	0.01 (e)	0.22	(0.23)	9.62	2.27	10	0.56 (d)	0.56 (d)	0.47 (d)	4.49 (d)	10
Year ended 08/31/24	9.25	0.44	0.35	0.79	(0.41)	9.63	8.73	10	0.58	0.58	0.49	4.64	29
Year ended 08/31/23	9.60	0.39	(0.37)	0.02	(0.37)	9.25	0.25	9	0.68	0.68	0.58	4.10	33
Year ended 08/31/22	10.70	0.35	(1.08)	(0.73)	(0.37)	9.60	(6.93)	9,800	0.62	0.62	0.55	3.35	26
Year ended 08/31/21	10.20	0.37	0.51	0.88	(0.38)	10.70	8.78	14,437	0.61	0.61	0.54	3.50	19
Year ended 08/31/20	10.88	0.40	(0.71)	(0.31)	(0.37)	10.20	(2.83)	10	0.57	0.57	0.52	3.86	49
Class R6
Six months ended 02/28/25	9.56	0.21	0.00	0.21	(0.22)	9.55	2.26	39,509	0.56 (d)	0.56 (d)	0.47 (d)	4.49 (d)	10
Year ended 08/31/24	9.19	0.43	0.35	0.78	(0.41)	9.56	8.68	32,907	0.58	0.58	0.50	4.64	29
Year ended 08/31/23	9.59	0.39	(0.41)	(0.02)	(0.38)	9.19	(0.22)	35,077	0.60	0.60	0.50	4.18	33
Year ended 08/31/22	10.68	0.35	(1.06)	(0.71)	(0.38)	9.59	(6.77)	30,929	0.53	0.53	0.46	3.44	26
Year ended 08/31/21	10.19	0.37	0.51	0.88	(0.39)	10.68	8.73	20,121	0.54	0.54	0.47	3.57	19
Year ended 08/31/20	10.88	0.40	(0.72)	(0.32)	(0.37)	10.19	(2.94)	12,639	0.57	0.57	0.52	3.86	49

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,007,963,117 in connection with the acquisition of Invesco Oppenheimer Rochester Short Duration High Yield Municipal
Fund into the Fund.

(d)	Annualized.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Short Duration High Yield Municipal Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
25
Invesco Short Duration High Yield Municipal Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
26
Invesco Short Duration High Yield Municipal Fund

K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
27
Invesco Short Duration High Yield Municipal Fund

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $100 million	0.4825%
Next $150 million	0.4325%
Next $250 million	0.4075%
Next $4.5 billion	0.3825%
Next $5 billion	0.3725%
Over $10 billion	0.3525%
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $1,707.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $7,894 in front-end sales commissions from the sale of Class A shares and $21,911 and $1,192 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
28
Invesco Short Duration High Yield Municipal Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,250,278,074	$905,242	$1,251,183,316
Exchange-Traded Funds	877,166	—	—	877,166
U.S. Dollar Denominated Bonds & Notes	—	—	383,970	383,970
Common Stocks & Other Equity Interests	—	9,595	—	9,595
Preferred Stocks	—	—	0	0
Total Investments in Securities	877,166	1,250,287,669	1,289,212	1,252,454,047
Other Investments - Assets
Investments Matured	—	8,001,873	50,035	8,051,908
Total Investments	$877,166	$1,258,289,542	$1,339,247	$1,260,505,955
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2025, the Fund engaged in securities purchases of $50,455,167 and securities sales of $11,099,720, which resulted in net realized gains (losses) of $(58,244).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,581.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $0 with an average interest rate of 0.00%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2025 were $2,535,714 and 17.45%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
29
Invesco Short Duration High Yield Municipal Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$66,803,046	$444,099,370	$510,902,416
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $177,938,349 and $120,974,765, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$31,513,267
Aggregate unrealized (depreciation) of investments	(59,308,176)
Net unrealized appreciation (depreciation) of investments	$(27,794,909)
Cost of investments for tax purposes is $1,288,300,864.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	11,895,838	$113,299,129	20,106,640	$185,963,897
Class C	522,756	4,956,882	622,719	5,722,821
Class Y	11,167,706	106,503,710	31,396,999	287,911,534
Class R6	1,217,992	11,597,537	1,880,536	17,496,690
Issued as reinvestment of dividends:
Class A	1,064,293	10,152,562	2,031,706	18,899,754
Class C	45,277	431,383	114,788	1,064,983
Class Y	685,679	6,541,585	1,140,961	10,635,855
Class R6	64,315	613,758	106,861	995,967
Automatic conversion of Class C shares to Class A shares:
Class A	456,269	4,350,614	914,726	8,512,056
Class C	(456,844)	(4,350,614)	(915,903)	(8,512,056)
Reacquired:
Class A	(11,166,597)	(106,394,382)	(33,603,967)	(311,821,480)
Class C	(503,605)	(4,794,314)	(2,041,197)	(18,874,542)
Class Y	(7,326,222)	(69,798,384)	(34,040,570)	(313,569,287)
Class R5	-	-	(3)	(33)
Class R6	(585,723)	(5,583,096)	(2,360,067)	(21,861,939)
Net increase (decrease) in share activity	7,081,134	$67,526,370	(14,645,771)	$(137,435,780)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30
Invesco Short Duration High Yield Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
31
Invesco Short Duration High Yield Municipal Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
SDHYM-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Short Term Municipal Fund
Nasdaq:
A: ORSTX ■ Y: ORSYX ■ R6: STMUX

2	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
29	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.18%
Alabama–2.11%
Auburn University; Series 2015 A, Ref. RB	5.00%	06/01/2028	$1,000	$1,004,891
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(a)	4.38%	06/01/2028	10	10,007
Black Belt Energy Gas District (The); Series 2024 A, RB(b)	5.25%	09/01/2032	1,585	1,716,801
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	12,260	12,321,880
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,032,398
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(b)	3.30%	03/12/2026	3,500	3,508,544
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(c)(d)	1.75%	07/01/2025	5,000	5,000,000
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	3,500	3,579,222
				32,173,743
Alaska–0.19%
Alaska (State of) International Airports System; Series 2025 A, Ref. RB	5.00%	10/01/2026	510	527,690
Matanuska-Susitna (Borough of), AK; Series 2014 B, GO Bonds	5.00%	11/01/2026	1,000	1,001,090
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,420	1,419,930
				2,948,710
Arizona–2.93%
Arizona (State of) Game & Fish Department & Commission (AGF Administration Building); Series 2006, RB	5.00%	07/01/2032	105	105,167
Arizona (State of) Industrial Development Authority; Series 2024, RB(b)	5.00%	09/01/2026	1,000	1,027,388
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	1,500	1,584,543
Arizona (State of) Industrial Development Authority (Unity at West Glendale); Series 2024, RB(b)	5.00%	09/01/2026	1,100	1,125,446
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(b)(e)	5.00%	09/01/2027	10,000	10,295,513
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	4,935	5,086,663
Series 2016, Ref. RB	5.00%	01/01/2035	2,205	2,270,721
Maricopa County Unified School District No. 69 Paradise Valley; Series 2025 A, GO Bonds	5.00%	07/01/2026	1,000	1,031,411
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,565	2,570,918
Series 2015 A, RB	5.00%	07/01/2034	1,250	1,257,088
Series 2016, Ref. RB	5.00%	07/01/2033	1,500	1,537,537
Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,256,199
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	50	50,133
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	155	150,985
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,100	1,125,071
Salt River Project Agricultural Improvement & Power District; Series 2015 A, Ref. RB(b)(f)	5.00%	06/01/2025	5,060	5,085,186
Sun Devil Energy Center LLC (Arizona State University);
Series 2008, Ref. RB	5.00%	07/01/2027	100	100,166
Series 2008, Ref. RB	5.00%	07/01/2030	155	155,237
University of Arizona Board of Regents;
Series 2015 D, RB	5.00%	07/01/2030	1,450	1,459,927
Series 2016 C, RB	5.00%	07/01/2030	1,060	1,091,049
Series 2022 B, RB	5.00%	07/01/2038	1,300	1,450,523
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	340	339,860
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.00%	08/01/2035	500	569,250
				44,725,981
Arkansas–0.07%
Fort Smith (City of), AR; Series 2015, Ref. RB	5.00%	10/01/2030	1,130	1,140,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–2.74%
California (State of);
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	$10	$10,017
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,009
Series 2014, Ref. GO Bonds	5.00%	10/01/2034	145	145,246
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(b)	5.25%	04/01/2030	2,945	3,131,635
California (State of) Educational Facilities Authority (Santa Clara University);
Series 2015, Ref. RB(b)(f)	5.00%	04/01/2025	1,000	1,001,732
Series 2015, Ref. RB(b)(f)	5.00%	04/01/2025	1,000	1,001,732
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,857,371
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	5.00%	03/01/2025	2,720	2,720,000
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,357,110
Series 2018 A, RB	5.00%	11/15/2032	1,630	1,721,470
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,815	3,797,006
Series 2023-1, RB	4.38%	09/20/2036	2,465	2,559,016
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(e)(f)	8.00%	03/04/2025	2,000	2,065,867
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(e)	9.50%	01/01/2035	2,000	2,029,943
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(b)(e)	4.13%	10/01/2025	5,000	5,007,150
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,246
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(a)(g)	0.00%	08/01/2027	520	475,868
Imperial Irrigation District; Series 2012 A, Ref. RB	5.00%	11/01/2027	225	226,743
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	676,210
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	781,073
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,782
Northern California Energy Authority; Series 2024, Ref. RB(b)	5.00%	08/01/2030	3,600	3,857,312
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	975	975,448
Pasadena (City of), CA; Series 2015 A, Ref. COP	5.00%	02/01/2031	1,000	1,001,215
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,309,777
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	3,730	3,838,870
				41,823,848
Colorado–1.76%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,793,710
Aurora (City of), CO; Series 2024, RB	5.00%	08/01/2025	1,500	1,514,043
Colorado (State of) Department of Transportation; Series 2016, COP	5.00%	06/15/2035	1,330	1,358,672
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	976,911
Colorado (State of) Regional Transportation District (Fastracks);
Series 2016 A, RB	5.00%	11/01/2036	2,715	2,791,503
Series 2017 A, RB	5.00%	11/01/2033	1,000	1,031,292
Series 2017 A, RB	5.00%	11/01/2036	2,940	3,022,361
Denver (City & County of), CO; Series 2016 A, Ref. RB	5.00%	11/15/2032	1,770	1,826,643
Denver City & County School District No. 1;
Series 2025 A, GO Bonds	5.00%	12/01/2026	1,000	1,040,778
Series 2025 A, GO Bonds	5.25%	12/01/2036	1,500	1,784,326
Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	2,660	2,806,532
Rio Blanco County School District No. Re-1 Meeker; Series 2014, Ref. GO Bonds	4.50%	12/01/2025	1,685	1,686,621
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield); Series 2024, GO Bonds	5.00%	12/15/2025	1,000	1,018,564
Weld County School District No. Re-1; Series 2017, GO Bonds (INS - AGM)(a)	5.00%	12/15/2031	1,500	1,558,275
Weld County School District No. RE-7 Platte Valley; Series 2024, GO Bonds	5.00%	12/01/2025	1,735	1,763,760
				26,973,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–1.14%
Connecticut (State of); Series 2016 E, GO Bonds	5.00%	10/15/2034	$3,280	$3,369,975
Connecticut (State of) (Transportation Infrastructure); Series 2015 A, RB	5.00%	08/01/2028	3,000	3,025,740
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2025	125	125,171
Series 2014 E, RB	5.00%	07/01/2026	1,000	1,003,287
Series 2014 E, RB	5.00%	07/01/2027	1,265	1,268,975
Connecticut (State of) Housing Finance Authority; Series 2020 C-3, VRD RB(d)	2.89%	11/15/2050	5,850	5,850,000
Connecticut (State of) Housing Finance Authority (Green Bonds); Series 2024, RB(b)	3.35%	05/15/2027	1,500	1,501,283
New Haven (City of), CT; Series 2024, Ref. GO Bonds (INS - AGC)(a)	5.00%	08/01/2025	760	766,020
South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	500,832
				17,411,283
District of Columbia–1.58%
District of Columbia;
Series 2012, RB	5.00%	12/01/2026	100	100,162
Series 2023 A, GO Bonds	5.00%	01/01/2037	3,000	3,404,858
District of Columbia (Children’s Hospital Obligated Group);
Series 2015, Ref. RB	5.00%	07/15/2032	1,000	1,014,659
Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,219,078
Metropolitan Washington Airports Authority; Series 2010 D, VRD RB (LOC - Barclays Bank PLC)(d)(h)	1.90%	10/01/2040	10,000	10,000,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,160,886
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,457,109
Series 2018, RB	5.00%	07/01/2043	3,750	3,846,859
				24,203,611
Florida–7.78%
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,019,460
Broward (County of), FL;
Series 2013 B, RB	5.00%	10/01/2026	260	260,431
Series 2015 A, Ref. RB	5.00%	10/01/2028	3,895	3,941,504
Broward (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	07/01/2027	4,000	4,024,089
Series 2015 A, Ref. COP	5.00%	07/01/2030	2,000	2,008,626
Series 2015 B, Ref. COP	5.00%	07/01/2031	6,640	6,679,113
Series 2016 A, Ref. COP	5.00%	07/01/2032	4,135	4,228,889
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	115	111,751
Central Florida Expressway Authority;
Series 2016 B, Ref. RB(b)(f)	5.00%	07/01/2026	3,005	3,091,829
Series 2017, Ref. RB	5.00%	07/01/2038	1,535	1,590,959
Series 2017, Ref. RB	5.00%	07/01/2039	2,020	2,090,195
Florida (State of) Board of Governors (University of North Florida); Series 2023 A, RB	5.00%	11/01/2025	1,270	1,286,382
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(e)	4.50%	05/01/2031	270	272,008
Florida (State of) Municipal Power Agency; Series 2015, RB	5.00%	10/01/2030	1,930	1,951,710
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(e)	5.00%	07/01/2035	1,000	1,034,674
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB(e)	5.00%	07/01/2037	3,000	3,066,046
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,645	1,810,418
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	4,000	4,220,304
Gainesville (City of), FL; Series 2017 A, RB	5.00%	10/01/2031	1,265	1,331,482
Greater Orlando Aviation Authority;
Series 2016 B, RB(b)(f)	5.00%	10/01/2026	210	217,383
Series 2016 B, RB	5.00%	10/01/2039	2,165	2,207,659
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,357,467
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.00%	11/15/2034	6,000	6,935,963
Hillsborough (County of), FL School Board (Master Lease Program); Series 2015 A, Ref. COP	5.00%	07/01/2030	2,330	2,344,722
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JEA Electric System;
Series 2017 B, Ref. RB	5.00%	10/01/2032	$3,410	$3,576,531
Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,187,488
JEA Water & Sewer System; Series 2025 A, Ref. RB	5.00%	10/01/2025	1,800	1,825,139
Lake (County of), FL School Board; Series 2015 B, Ref. COP (INS - AGM)(a)	5.00%	06/01/2031	2,000	2,007,266
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,155	1,162,013
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 A, Ref. COP(b)(f)	5.00%	05/01/2025	3,250	3,261,077
Series 2015 D, Ref. COP	5.00%	02/01/2034	2,220	2,258,204
Series 2016 A, Ref. COP	5.00%	05/01/2032	3,295	3,369,024
Series 2016, GO Bonds	5.00%	03/15/2030	1,320	1,349,016
Series 2025, Ref. COP	5.00%	05/01/2026	3,000	3,078,550
Miami-Dade (County of), FL;
Series 2014, RB	5.00%	10/01/2032	1,160	1,161,022
Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,107,585
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2015 A, Ref. RB(b)(f)	5.00%	04/01/2025	1,000	1,001,589
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	10,000	10,036,043
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,042,441
Miami-Dade (County of), FL Transit System; Series 2015, Ref. RB	5.00%	07/01/2031	2,210	2,224,692
Orlando (City of), FL Utilities Commission; Series 2025 A, RB	5.00%	10/01/2036	1,000	1,163,289
Osceola (County of), FL; Series 2016 A, Ref. RB	5.00%	10/01/2030	1,000	1,010,501
Palm Beach County School District;
Series 2015 C, Ref. COP	5.00%	08/01/2032	1,000	1,006,725
Series 2015 D, Ref. COP	5.00%	08/01/2029	1,410	1,420,350
St. Johns (County of), FL Housing Finance Authority (Oaks at St. John); Series 2023 B, RB(b)(c)	5.50%	12/01/2026	6,000	5,983,523
Sunshine Skyway Bridge; Series 2019 A, RB	5.00%	07/01/2025	1,775	1,787,376
Tallahassee (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2031	1,225	1,238,780
USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2032	4,550	4,576,557
				118,917,845
Georgia–2.28%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(b)	5.75%	06/01/2025	3,000	3,000,278
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 2012, Ref. RB(b)	2.88%	08/19/2025	5,000	4,975,156
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	10	10,010
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.); Series 2024 A, RB	4.00%	06/01/2035	735	722,254
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	3,250	3,262,170
Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,612,857
Main Street Natural Gas, Inc.;
Series 2019 C, RB(b)	4.00%	09/01/2026	7,000	7,041,900
Series 2021 A, RB(b)	4.00%	09/01/2027	5,120	5,196,868
Series 2021 C, RB	4.00%	12/01/2025	1,100	1,105,575
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,000	994,536
Series 2024 B, RB(b)	5.00%	03/01/2032	6,400	6,895,069
				34,816,673
Hawaii–0.53%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2028	1,880	1,884,831
Series 2016 FG, GO Bonds	5.00%	10/01/2030	2,890	2,981,189
Honolulu (City & County of), HI;
Series 2016 A, RB	5.00%	07/01/2036	1,000	1,023,099
Series 2023, RB(b)	5.00%	06/01/2026	2,125	2,170,716
				8,059,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.25%
Boise State University; Series 2016 A, Ref. RB	5.00%	04/01/2033	$2,000	$2,036,211
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	1,670	1,848,819
				3,885,030
Illinois–7.75%
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2033	6,205	6,292,295
Series 2016 C, Ref. RB	5.00%	01/01/2038	3,000	3,035,144
Series 2024 B, RB	5.00%	01/01/2036	1,000	1,135,193
Chicago (City of), IL Transit Authority;
Series 2024 A, Ref. RB	5.00%	12/01/2025	2,000	2,033,004
Series 2024 A, Ref. RB	5.00%	12/01/2035	1,500	1,710,869
Series 2024 A, Ref. RB	5.00%	12/01/2036	1,500	1,702,587
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,394
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	450,477
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,009
Cook (County of), IL;
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	3,100	3,212,318
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	2,750	2,847,779
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,150	1,187,789
DuPage County Forest Preserve District; Series 2025, GO Bonds	5.00%	11/01/2026	1,000	1,037,006
Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	1,000	1,034,295
Elmhurst Park District;
Series 2025, GO Bonds	5.00%	12/15/2025	820	833,875
Series 2025, GO Bonds	5.00%	12/15/2026	250	259,757
Series 2025, GO Bonds	5.00%	12/15/2035	400	461,776
Series 2025, GO Bonds	5.00%	12/15/2036	875	1,002,838
Grundy Kendall & Will Counties Community High School District No. 111 (Minooka);
Series 2025, GO Bonds	5.00%	12/01/2026	200	207,461
Series 2025, GO Bonds	5.00%	12/01/2034	650	735,385
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,027,705
Series 2016, GO Bonds	5.00%	01/01/2027	3,510	3,566,660
Series 2019 A, GO Bonds	5.00%	11/01/2026	2,935	3,033,875
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	560	560,748
Illinois (State of) Finance Authority;
Series 2015, RB(b)(f)	5.00%	05/01/2025	1,050	1,053,407
Series 2016 A, Ref. RB	5.00%	10/01/2035	2,000	2,050,622
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2014, Ref. RB	5.00%	08/01/2025	1,505	1,506,578
Illinois (State of) Finance Authority (Carle Foundation (The)); Series 2016 A, Ref. RB	5.00%	02/15/2032	4,300	4,363,329
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $445,244)(i)	5.00%	11/01/2025	440	264,000
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $472,503)(i)	5.00%	11/01/2026	460	276,000
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	439,978
Series 2017, Ref. RB	5.00%	08/01/2028	500	517,038
Series 2017, Ref. RB	5.00%	08/01/2029	325	335,438
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	3,980	3,991,812
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds); Series 2016, RB	5.00%	07/01/2031	4,815	4,893,068
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(b)	5.00%	08/15/2027	9,500	9,891,258
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	5	5,007
Illinois (State of) Housing Development Authority (6900 Crandon); Series 2023, RB (CEP - Federal Housing Administration)(b)	5.00%	02/01/2026	4,570	4,645,487
Illinois (State of) Housing Development Authority (Green Bonds); Series 2024 E, Ref. VRD RB (CEP - Federal Housing Administration)(d)	1.86%	01/01/2065	3,500	3,500,000
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	5.00%	02/01/2032	3,900	3,923,509
Illinois (State of) Regional Transportation Authority; Series 2004 A, RB (INS - AGM)(a)	5.25%	06/01/2025	2,930	2,947,218
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2015 A, RB	5.00%	01/01/2036	$4,700	$4,730,793
Series 2016 A, Ref. RB	5.00%	12/01/2031	4,440	4,508,738
Series 2016 A, Ref. RB	5.00%	12/01/2032	2,675	2,717,221
Series 2016 B, RB	5.00%	01/01/2031	1,000	1,025,313
Series 2016 B, RB	5.00%	01/01/2032	1,000	1,026,048
Kane Cook & DuPage Counties School District No. U-46 Elgin; Series 2025, GO Bonds	5.00%	01/01/2036	1,115	1,262,449
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2015, Ref. GO Bonds	5.00%	01/01/2028	1,000	1,001,442
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	3,000	3,034,335
Madison-Macoupin Etc Counties Community College District No. 536; Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2027	1,335	1,336,872
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	140	140,088
Tender Option Bond Trust Receipts/Certificates; Series 2023, VRD RB (INS - AGM)(a)(c)(d)	1.62%	05/01/2031	11,530	11,530,000
University of Illinois; Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,021,844
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,015
Will County Community Unit School District No. 201-U Crete-Monee; Series 2005, GO Bonds(f)(g)	0.00%	11/01/2025	1,755	1,718,455
				118,456,601
Indiana–0.97%
Indiana (State of) Finance Authority;
Series 2015, RB	5.00%	03/01/2036	3,265	3,268,291
Series 2016, Ref. RB	5.00%	09/01/2028	1,280	1,316,727
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	5.00%	10/01/2026	1,750	1,752,939
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,740	2,919,475
Indiana (State of) Municipal Power Agency;
Series 2016 C, Ref. RB	5.00%	01/01/2039	1,000	1,020,044
Series 2025 A, Ref. RB (INS - AGC)(a)	5.00%	01/01/2026	1,000	1,018,324
Indianapolis Local Public Improvement Bond Bank; Series 2015, Ref. RB(e)	5.00%	01/01/2030	3,250	3,253,271
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	205	203,409
				14,752,480
Iowa–1.94%
Ames (City of), IA (Mary Greely Medical Center); Series 2016, Ref. RB	5.00%	06/15/2032	4,430	4,521,925
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	811,720
Series 2014 C, RB	5.00%	02/15/2032	3,405	3,412,432
Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,677,880
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	905	889,766
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	17,920	18,307,398
				29,621,121
Kansas–0.89%
University of Kansas Hospital Authority (KU Health System);
Series 2015, Ref. RB	5.00%	09/01/2030	1,930	1,946,293
Series 2015, Ref. RB	5.00%	09/01/2032	2,765	2,786,237
Series 2015, Ref. RB	5.00%	09/01/2035	2,000	2,013,954
Valley Center (City of), KS; Series 2023-1, GO Notes	4.38%	12/01/2025	4,820	4,822,193
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	1,000	1,023,032
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2030	1,000	1,030,420
				13,622,129
Kentucky–2.15%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	$425	$427,176
Series 2015 A, RB	5.00%	07/01/2028	1,000	1,004,833
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2026	2,000	2,015,551
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 A-1, RB(b)(f)	4.00%	06/01/2025	5,000	5,014,071
Series 2019 A-2, RB (1 mo. Term SOFR + 1.12%)(b)(f)(j)	4.09%	03/04/2025	10,000	10,000,115
Series 2024 A, RB(b)	5.00%	07/01/2030	3,120	3,307,046
Series 2025 A, Ref. RB(b)	5.25%	12/01/2029	3,500	3,731,803
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2016, RB	5.00%	07/01/2031	1,715	1,759,349
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2031	2,835	2,908,637
Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,727,669
				32,921,280
Louisiana–1.37%
Louisiana (State of);
Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(j)	3.57%	05/01/2026	3,115	3,108,558
Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(d)(h)	1.45%	05/01/2043	10,000	10,000,000
New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2036	1,250	1,309,375
Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2037	1,440	1,506,487
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	3.30%	07/03/2028	5,000	5,014,393
				20,938,813
Maine–0.18%
Maine (State of) Turnpike Authority; Series 2014, RB	5.00%	07/01/2029	1,670	1,672,460
Portland (City of), ME; Series 2016, Ref. RB	5.00%	01/01/2032	1,000	1,010,406
				2,682,866
Maryland–2.78%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,092,425
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 B, RB	5.00%	08/15/2027	200	200,547
Series 2017 A, RB	5.00%	05/15/2042	1,875	1,919,339
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.); Series 2015, Ref. RB	5.00%	08/15/2032	6,840	6,848,307
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	9,030	9,096,374
Washington (State of) Suburban Sanitary Commission;
Series 2013 A, VRD RB(d)	1.50%	06/01/2027	11,400	11,400,000
Series 2015 B, VRD RB(d)	1.50%	06/01/2027	10,000	10,000,000
				42,556,992
Massachusetts–0.56%
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,600	1,611,157
Series 2015, Ref. RB	5.00%	08/15/2033	3,735	3,761,747
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2025, Ref. RB	5.00%	01/01/2026	1,115	1,131,022
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(j)	2.76%	11/15/2032	2,155	2,076,098
Waltham (City of), MA; Series 2008, GO Bonds	4.20%	09/15/2027	15	15,014
				8,595,038
Michigan–4.57%
Detroit (City of), MI; Series 2006, Ref. RB (INS - AGM) (3 mo. Term SOFR + 0.60%)(a)(j)	3.66%	07/01/2032	7,825	7,732,955
Farmington Public School District; Series 2015, Ref. GO Bonds(b)(f)	5.00%	05/01/2025	1,385	1,389,721
Garden City (City of), MI; Series 2024, GO Bonds	5.00%	10/01/2025	1,195	1,209,620
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Great Lakes Water Authority;
Series 2016 C, Ref. RB	5.00%	07/01/2032	$1,560	$1,595,997
Series 2016 D, Ref. RB	5.00%	07/01/2036	5,000	5,120,853
Karegnondi Water Authority (Karegnondi Water Pipeline); Series 2024, Ref. RB (INS - BAM)(a)	5.00%	11/01/2025	1,000	1,014,878
L’Anse Creuse Public Schools; Series 2025 I, GO Bonds	5.00%	05/01/2036	1,000	1,151,124
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2030	2,330	2,358,338
Series 2015 I, Ref. RB	5.00%	04/15/2031	1,565	1,583,679
Series 2016 I, Ref. RB	5.00%	10/15/2032	1,250	1,287,532
Series 2020, Ref. VRD RB(d)	1.96%	10/15/2042	3,100	3,100,000
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2034	1,340	1,343,966
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(b)(f)	5.00%	05/15/2025	1,620	1,626,700
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2015, Ref. RB	5.50%	12/01/2028	2,245	2,258,555
Series 2015, Ref. RB	5.50%	12/01/2029	3,075	3,093,171
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group);
Series 1999 B-4, RB(b)(f)	5.00%	05/15/2025	2,325	2,333,910
Series 1999, RB(b)(f)	5.00%	05/15/2025	4,355	4,371,689
Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	1,170	1,167,412
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	3,930	4,271,649
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	185,016
North Branch Area Schools; Series 2015, Ref. GO Bonds(b)(f)	5.00%	05/01/2025	2,915	2,924,935
Portage Public Schools; Series 2025, GO Bonds (INS - BAM)(a)	6.00%	11/01/2025	1,000	1,021,247
Rib Floater Trust; Series 2022-047, VRD RB(c)(d)	1.55%	12/01/2045	10,000	10,000,000
Utica Community Schools; Series 2016, Ref. GO Bonds	5.00%	05/01/2031	1,990	2,038,651
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport); Series 2015 D, RB	5.00%	12/01/2029	1,700	1,720,696
Wayne State University; Series 2018 A, RB	5.00%	11/15/2038	2,220	2,243,990
Western Michigan University; Series 2015 A, Ref. RB	5.00%	11/15/2029	1,700	1,706,583
				69,852,867
Minnesota–0.50%
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	10	10,002
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,465,609
Minnesota State Colleges And Universities Foundation; Series 2013 A, RB	4.00%	10/01/2025	1,000	1,000,724
St. Cloud (City of), MN (CentraCare Health System);
Series 2024, Ref. RB	5.00%	05/01/2035	1,000	1,145,710
Series 2024, Ref. RB	5.00%	05/01/2036	1,645	1,876,344
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group); Series 2015 A, Ref. RB	5.00%	07/01/2032	1,895	1,903,880
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(b)(f)	4.50%	07/01/2026	175	177,152
				7,579,421
Mississippi–0.10%
Mississippi (State of); Series 2015 C, Ref. GO Bonds	5.00%	10/01/2026	1,500	1,519,551
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	25,007
				1,544,558
Missouri–1.83%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,324,532
Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,883,470
Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,093,584
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	100	99,665
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,000	965,954
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (BJC Health System); Series 2014, RB	5.00%	01/01/2030	$1,000	$1,001,769
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center); Series 2015 B, Ref. RB	5.00%	02/01/2036	6,245	6,274,936
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,544,672
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,245,576
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,612,973
Series 2015 A, Ref. RB	5.00%	12/01/2029	1,500	1,507,485
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(g)	0.00%	06/01/2025	60	59,538
St. Charles (County of), MO Public Water Supply District No. 2; Series 2016, Ref. COP	5.00%	12/01/2030	2,255	2,282,396
				27,896,550
Nebraska–1.13%
Central Plains Energy Project; Series 2019, Ref. RB(b)	4.00%	08/01/2025	3,380	3,387,334
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,017,378
Nebraska (State of) Municipal Energy Agency; Series 2022 A, Ref. RB	5.00%	04/01/2026	1,250	1,278,110
Omaha School District;
Series 2016, GO Bonds	5.00%	12/15/2030	3,295	3,411,930
Series 2016, GO Bonds	5.00%	12/15/2032	5,000	5,168,613
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	2,980	3,059,676
				17,323,041
Nevada–1.66%
Clark (County of), NV;
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	2,125	2,140,609
Series 2015, RB	5.00%	07/01/2035	1,770	1,778,680
Series 2016 B, Ref. GO Bonds	5.00%	11/01/2029	2,150	2,224,593
Clark (County of), NV Water Reclamation District; Series 2015, Ref. GO Bonds	5.00%	07/01/2032	2,000	2,012,242
Clark County School District; Series 2015 D, GO Bonds	5.00%	06/15/2029	1,755	1,781,798
Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	2,805	2,863,964
Nevada (State of) (Casa Grande); Series 2024, COP	5.00%	04/01/2026	1,030	1,056,373
Truckee Meadows Water Authority;
Series 2016, Ref. RB	5.00%	07/01/2031	2,775	2,847,492
Series 2016, Ref. RB	5.00%	07/01/2032	2,000	2,050,929
Washoe (County of), NV (Sierra Pacific Power Corp.);
Series 2016, Ref. RB(b)	3.63%	10/01/2029	1,500	1,515,109
Series 2016, Ref. RB(b)(e)	4.13%	10/01/2029	5,000	5,052,224
				25,324,013
New Hampshire–1.17%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,252	5,138,974
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB	4.25%	07/20/2041	3,920	3,841,784
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,983	4,803,243
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,096,153
				17,880,154
New Jersey–2.58%
Camden (County of), NJ Improvement Authority (The) (County Capital Program); Series 2024, RB(b)	5.00%	03/01/2026	4,000	4,073,587
Gloucester (County of), NJ Improvement Authority (The); Series 2015 B, Ref. RB	5.00%	07/01/2027	2,000	2,014,677
New Jersey (State of) Economic Development Authority; Series 2004 A, RB(f)	5.25%	07/01/2025	820	826,326
New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,200
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2016 B, Ref. RB	5.00%	07/01/2027	1,000	1,028,205
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	815	849,045
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	$5,100	$5,229,615
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	9,110	9,335,537
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2024 B, RB	3.50%	05/01/2029	2,625	2,635,000
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	2,660	2,758,591
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,170,023
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,127,553
Series 2024 CC, RB	5.00%	06/15/2035	1,000	1,154,913
New Jersey (State of) Turnpike Authority; Series 2014 A, RB	5.00%	01/01/2027	3,090	3,095,505
				39,428,777
New Mexico–1.02%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,655,935
Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,288,938
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,752,239
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	2,997,786
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	3,700	3,762,459
New Mexico Mortgage Finance Authority (Mountain View II & III Apartments); Series 2023, RB(b)	5.00%	09/01/2025	3,000	3,004,134
Saltillo Public Improvement District; Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	160,956
				15,622,447
New York–9.81%
Jamestown City School District; Series 2024, GO Notes	4.50%	07/18/2025	1,400	1,408,381
Metropolitan Transportation Authority; Series 2015 F, Ref. RB	5.00%	11/15/2027	525	531,982
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	146,300
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	627,607
Monroe County Industrial Development Corp. (Andrews Terrace Community); Series 2024, RB(b)	5.00%	07/01/2027	5,000	5,200,037
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2030	3,275	3,297,096
Series 2015 A, Ref. RB	5.00%	07/01/2032	2,000	2,012,637
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,500,978
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,414	2,372,813
New York & New Jersey (States of) Port Authority;
One Hundred Ninety Third Series 2015, Ref. RB(e)	5.00%	10/15/2032	2,380	2,398,492
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,779
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,513
New York (City of), NY; Series 2012, VRD GO Bonds(d)	1.75%	04/01/2042	12,885	12,885,000
New York (City of), NY Transitional Finance Authority;
Series 2015 S-2, RB	5.00%	07/15/2030	3,000	3,022,016
Series 2016, RB	5.00%	05/01/2032	3,940	4,023,071
New York (State of) Dormitory Authority;
Series 2014 E, Ref. RB	5.00%	02/15/2031	2,445	2,448,505
Series 2015 A, Ref. RB(b)(f)	5.00%	03/15/2025	1,860	1,861,416
Series 2015 A, Ref. RB(b)(f)	5.00%	03/15/2025	2,500	2,501,903
Series 2015 B, RB	5.00%	03/15/2032	5,370	5,424,429
Series 2016 D, Ref. RB(b)(f)	5.00%	08/15/2026	3,965	4,103,930
Series 2017 A, Ref. RB	5.00%	07/01/2034	1,410	1,467,180
New York (State of) Dormitory Authority (New York University); Series 2015 A, Ref. RB	5.00%	07/01/2035	2,640	2,653,467
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2035	3,000	3,437,130
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2029	$750	$795,175
Series 2024, RB	5.00%	10/01/2030	750	801,733
Series 2024, RB	5.00%	10/01/2031	1,000	1,075,644
Series 2024, RB	5.00%	10/01/2032	1,125	1,217,386
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(b)	3.80%	05/01/2027	4,000	4,006,017
Series 2023 E-2, RB(b)	3.88%	05/01/2028	4,380	4,403,440
Series 2024, RB(b)	3.45%	11/01/2029	7,200	7,209,053
New York (State of) Utility Debt Securitization Authority; Series 2015, Ref. RB	5.00%	12/15/2033	8,635	8,771,564
New York City Housing Development Corp. (Green Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	980	970,400
Series 2022 B-2, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	12,495	12,490,523
Series 2022 C-3, VRD RB(d)	1.75%	05/01/2062	5,000	5,000,000
New York State Urban Development Corp.; Series 2015 A, Ref. RB	5.00%	03/15/2032	4,235	4,276,354
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(e)	5.00%	08/01/2026	6,030	6,037,246
Series 2016, Ref. RB(e)	5.00%	08/01/2031	20,070	20,094,017
Series 2020, Ref. RB(e)	5.25%	08/01/2031	8,135	8,544,600
				149,968,814
North Carolina–0.72%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 E, RB(b)	0.80%	10/31/2025	5,000	4,907,441
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,366
Series 2016, Ref. RB	5.00%	01/15/2034	1,500	1,524,342
East Carolina University; Series 2016 A, RB	5.00%	10/01/2028	1,030	1,053,162
North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,645	1,672,835
Series 2015 A, Ref. RB	5.00%	01/01/2031	1,610	1,633,251
University of North Carolina; Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,013
				11,031,410
North Dakota–0.62%
Horace (City of), ND;
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2030	520	550,915
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2031	550	587,569
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2032	580	623,511
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2033	610	658,829
North Dakota (State of) Housing Finance Agency; Series 2015, VRD RB(d)	1.83%	07/01/2036	7,025	7,025,000
				9,445,824
Ohio–2.45%
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2023, RB(b)	5.00%	02/01/2027	3,000	3,085,855
Columbus (City of), OH; Series 2015, Ref. RB	5.00%	06/01/2030	1,575	1,617,441
Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	6,260	6,427,911
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2036	850	976,003
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	290	290,447
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(e)	5.00%	12/01/2026	1,335	1,335,946
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,483,097
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2030	3,430	3,550,826
Hamilton (County of), OH (UC Health);
Series 2014, RB	5.00%	02/01/2027	465	465,368
Series 2014, RB	5.00%	02/01/2028	465	465,344
Series 2014, RB	5.00%	02/01/2029	425	425,303
Kent State University; Series 2016, Ref. RB	5.00%	05/01/2029	1,245	1,275,869
Martins Ferry (City of), OH; Series 2024, GO Notes(c)	4.25%	12/16/2025	1,200	1,208,547
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of);
Series 2015 A, RB(b)(f)	5.00%	04/01/2025	$1,375	$1,377,239
Series 2017 A, GO Bonds(b)(f)	5.00%	05/01/2025	2,330	2,338,323
Ohio (State of) Higher Educational Facility Commission (University of Dayton 2025); Series 2025, Ref. RB	5.00%	02/01/2036	780	896,875
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,099,567
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	400	400,150
Scioto (County of), OH (Southern Ohio Medical Center);
Series 2016, Ref. RB	5.00%	02/15/2032	2,550	2,580,625
Series 2016, Ref. RB	5.00%	02/15/2033	2,500	2,529,914
Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,548,726
				37,379,376
Oklahoma–0.97%
Grand River Dam Authority; Series 2023, RB	5.00%	06/01/2037	1,800	2,039,205
Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,409,158
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	420	420,272
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.00%	01/01/2036	1,000	1,164,955
Tulsa County Independent School District No. 1 Tulsa; Series 2022 A, GO Bonds	2.00%	03/01/2025	8,025	8,025,000
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2027	500	500,558
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,277
				14,809,425
Oregon–0.79%
Clackamas & Washington Counties School District No. 3; Series 2015, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	1,250	1,257,241
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	3,000	3,007,366
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(d)	1.55%	06/01/2039	600	600,000
Oregon (State of) (Article XI-Q State); Series 2016, Ref. GO Bonds	5.00%	05/01/2032	2,885	2,950,869
Oregon (State of) Lottery; Series 2015 D, Ref. RB	5.00%	04/01/2028	1,525	1,527,513
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2033	1,275	1,305,456
Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,414,116
				12,062,561
Pennsylvania–3.50%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	205	205,043
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	3,977,049
Allegheny (County of), PA Sanitary Authority; Series 2024, Ref. RB	5.00%	12/01/2036	625	709,747
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,101,510
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(c)	5.00%	10/01/2029	350	368,030
Series 2024, Ref. RB(c)	5.00%	10/01/2034	705	751,306
Dallastown Area School District; Series 2017, Ref. GO Notes(b)(f)	5.00%	04/15/2025	1,000	1,002,506
Downingtown Area School District; Series 2018 C, GO Bonds	5.00%	08/01/2031	1,475	1,518,374
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 A, Ref. RB(b)	4.10%	04/03/2028	3,000	3,064,718
Pennsylvania (Commonwealth of); First Series 2015, GO Bonds	5.00%	03/15/2028	1,600	1,602,700
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Republic Services Inc.);
Series 2010, Ref. VRD RB(d)	3.60%	12/01/2030	500	500,128
Series 2019, Ref. VRD RB(d)(e)	4.15%	04/01/2034	1,000	1,000,494
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority;
Series 2016 AT-1, RB	5.00%	06/15/2031	1,965	2,012,351
Series 2016 AT-1, RB(f)	5.00%	06/15/2031	355	392,817
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(d)	2.66%	09/01/2045	$10,095	$10,095,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,500	1,637,236
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,343,657
Series 2023 B, VRD Ref. RB (LOC - TD Bank, N.A.)(d)(h)	1.85%	12/01/2043	6,650	6,650,000
Philadelphia (City of), PA;
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,370,322
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,442,077
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	785	789,698
				53,534,763
Puerto Rico–0.40%
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.38%	07/01/2025	60	60,693
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	100	100,012
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,904,734
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,504,742
Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	500,123
				6,070,304
Rhode Island–0.89%
Rhode Island Health & Educational Building Corp.; Series 2017 G, RB (INS - AGM)(a)	5.00%	05/15/2039	2,520	2,588,303
Rhode Island Housing & Mortgage Finance Corp. (Green Bonds); Series 2024 1-A, RB (CEP - Federal Housing Administration)(b)	3.60%	10/01/2027	3,000	2,999,427
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,148,813
Series 2015 B, Ref. RB	4.50%	06/01/2045	6,905	6,909,712
				13,646,255
South Carolina–1.32%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	620,993
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,097,614
SCAGO Educational Facilities Corp. for Pickens School District;
Series 2015, Ref. RB	5.00%	12/01/2028	1,800	1,806,366
Series 2015, Ref. RB	5.00%	12/01/2030	1,190	1,193,994
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2027	250	258,014
Series 2024, RB	5.00%	11/15/2028	275	285,993
Series 2024, RB	5.00%	11/15/2029	250	261,644
Series 2024, RB	5.00%	11/15/2030	250	263,042
Series 2024, RB	5.00%	11/15/2031	280	295,640
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,926,589
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2032	5,000	5,099,267
Series 2016 A, Ref. RB	5.00%	12/01/2035	3,000	3,052,950
Series 2025 B, Ref. RB	5.00%	12/01/2026	1,000	1,036,326
				20,198,432
Tennessee–2.49%
Metropolitan Nashville Airport Authority (The); Series 2015 B, RB(e)	5.00%	07/01/2033	1,550	1,555,957
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	1,835	1,872,914
Series 2018, RB(b)	4.00%	11/01/2025	19,060	19,135,619
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(b)	5.00%	05/01/2028	7,415	7,708,219
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	3,395	3,578,243
Williamson (County of), TX Industrial Development Board; Series 2023, RB(b)	5.00%	05/01/2027	4,125	4,256,153
				38,107,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–10.23%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	$590	$590,478
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2021, RB(b)(c)	4.50%	06/15/2026	1,100	1,100,136
Austin (City of), TX; Series 2015 A, Ref. RB	5.00%	11/15/2029	5,600	5,678,827
Austin Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	1,160	1,182,159
Board of Regents of the University of Texas System; Series 2025 A, RB	5.00%	08/15/2026	2,500	2,584,389
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	2,490	2,536,739
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(c)(e)	3.63%	07/01/2026	2,200	2,067,972
Central Texas Regional Mobility Authority; Series 2021 C, RB	5.00%	01/01/2027	5,700	5,795,151
Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	7,980,431
Dallas (City of), TX;
Series 2015 A, Ref. RB	5.00%	10/01/2032	3,835	3,867,136
Series 2015, GO Bonds(b)(f)	5.00%	03/18/2025	1,055	1,055,896
Series 2015, GO Bonds(b)(f)	5.00%	03/18/2025	5,035	5,039,276
Series 2017, RB	5.00%	10/01/2031	1,745	1,828,727
Series 2021, Ref. RB	5.00%	08/15/2025	1,330	1,341,590
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,017,363
Dallas (City of), TX Independent School District; Series 2025 A-1, GO Bonds (CEP - Texas Permanent School Fund)(b)	5.00%	02/15/2026	3,560	3,629,502
Dallas (County of), TX; Series 2016, Ctfs. of Obligations	5.00%	08/15/2029	4,605	4,742,194
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	3,250	3,274,671
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,363,772
Series 2017, RB	5.00%	12/01/2035	3,240	3,329,209
DeSoto Independent School District; Series 2015 B, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2032	2,000	2,016,644
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2034	2,100	2,151,501
Fort Worth (City of), TX; Series 2022, Ref. GO Bonds	5.00%	03/01/2025	2,710	2,710,000
Friendswood (City of), TX; Series 2014, Ref. GO Bonds	4.00%	03/01/2025	1,475	1,475,000
Friendswood Independent School District; Series 2024, GO Notes	5.00%	02/15/2031	1,500	1,533,160
Garland (City of), TX;
Series 2016 B, RB	5.00%	03/01/2031	1,000	1,017,398
Series 2016 B, RB	5.00%	03/01/2034	1,000	1,015,424
Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,102,953
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,455
Gulf Coast Authority (Bayport Area System); Series 2015, RB (INS - AGM)(a)	5.00%	10/01/2031	1,410	1,426,038
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(a)	4.00%	09/01/2030	620	620,303
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,633,104
Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,816,253
Highland Park Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/15/2026	1,145	1,173,166
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(a)(g)	0.00%	09/01/2025	4,650	4,576,839
Humble Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	9,595	9,599,442
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,024,526
Lancaster Independent School District; Series 2015, Ref. GO Bonds(b)(f)	5.00%	04/07/2025	1,670	1,673,224
Leander Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,018,652
Lewisville Independent School District; Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	1,000	1,009,174
Lovejoy Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	2,665	2,708,811
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2020, Ref. RB	5.00%	05/15/2025	$1,000	$1,004,252
Series 2025, Ref. RB	5.00%	05/15/2026	1,000	1,026,701
Lubbock (City of), TX; Series 2025, RB	5.00%	02/15/2036	1,160	1,335,297
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(e)	4.63%	10/01/2031	1,000	1,002,310
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,017
North East Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	2,355	2,373,834
North Harris (County of), TX Regional Water Authority;
Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	205,297
Series 2016, Ref. RB	5.00%	12/15/2032	1,290	1,332,572
North Texas Tollway Authority; Series 2016 A, Ref. RB	5.00%	01/01/2031	1,000	1,015,720
Pearland (City of), TX; Series 2014, Ref. GO Bonds	5.00%	03/01/2025	200	200,000
Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,370,164
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,910,681
Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,807,747
San Antonio (City of), TX; Series 2024 E, Ref. RB	5.00%	02/01/2036	5,000	5,772,333
San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	1,615	1,660,793
Tarrant (County of), TX Regional Water District; Series 2015, Ref. RB	5.00%	03/01/2028	1,055	1,056,571
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2016, Ref. RB	5.00%	11/15/2032	1,020	1,043,762
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,910,889
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(j)	2.41%	09/15/2027	8,715	8,645,866
University of Houston;
Series 2017 A, Ref. RB	5.00%	02/15/2033	2,275	2,315,185
Series 2017 A, Ref. RB	5.00%	02/15/2034	5,000	5,084,551
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	45	47,153
Wink-Loving Independent School District;
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	500	504,318
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	700	705,888
				156,344,586
Utah–0.23%
Grand (County of), UT School District Local Building Authority;
Series 2019, RB (INS - AGM)(a)	5.00%	12/15/2030	1,370	1,389,958
Series 2019, RB (INS - AGM)(a)	5.00%	12/15/2038	2,040	2,062,906
				3,452,864
Virginia–0.12%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	1,850	1,901,836
Washington–3.76%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	940	945,768
Discovery Clean Water Alliance; Series 2022, RB	5.00%	12/01/2025	1,210	1,229,698
Energy Northwest (Columbia Generating Station);
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,275	1,282,384
Series 2015 C, Ref. RB	5.00%	07/01/2031	1,385	1,393,341
Series 2015, Ref. RB	5.00%	07/01/2030	2,265	2,278,939
Grant (County of), WA Public Utility District No. 2; Series 2023 U, Ref. RB	4.00%	01/01/2026	5,725	5,774,178
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,001
King County School District No. 401 Highline; Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	700	813,178
King County School District No. 411 Issaquah; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	1,035	1,070,429
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	5,000	5,020,892
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Seattle (Port of), WA;
Series 2017 C, RB(e)	5.00%	05/01/2025	$275	$275,883
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,465,091
University of Washington; Series 2015 B, Ref. RB(b)(f)	5.00%	06/01/2025	1,010	1,015,277
Washington (State of);
Series 2015 A-1, GO Bonds	5.00%	08/01/2029	10,000	10,082,031
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,237,567
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,140	1,157,733
Series 2016 C, GO Bonds	5.00%	02/01/2034	2,760	2,805,253
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB(b)(f)	5.00%	03/06/2025	2,920	2,920,508
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 B, Ref. RB	5.00%	08/15/2031	2,505	2,520,461
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,090
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,541,884
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,420,432
Series 2012 A, RB	5.00%	10/01/2028	165	165,463
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,756,879
Washington State University;
Series 2015, Ref. RB(b)(f)	5.00%	04/01/2025	1,320	1,322,045
Series 2025, Ref. RB	5.00%	04/01/2035	2,490	2,896,377
				57,526,782
West Virginia–0.07%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2017, RB	5.00%	06/01/2035	1,100	1,133,809
Wisconsin–2.30%
Central Brown (County of), WI Water Authority; Series 2024 A, Ref. RB	5.00%	11/01/2026	1,455	1,502,364
Wisconsin (State of); Series 2017 A, RB(b)(f)	5.00%	06/01/2025	1,110	1,115,936
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,370,653
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,232
Series 2013, RB	5.00%	08/15/2027	800	801,779
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(c)	5.00%	08/01/2027	5,000	5,097,380
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,800	1,802,216
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,234,250
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health);
Series 2014 A, RB	5.00%	12/01/2028	980	982,087
Series 2014 A, RB	5.00%	12/01/2029	1,475	1,478,132
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 E, RB(b)	3.88%	05/01/2027	4,400	4,418,575
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(c)	5.25%	06/15/2035	1,070	1,070,107
Wisconsin (State of) Public Finance Authority (Duke Energy Progress); Series 2022, Ref. RB(b)	3.30%	10/01/2026	1,745	1,748,775
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2032	4,315	4,384,616
Series 2016, RB	5.00%	03/01/2035	2,000	2,029,520
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	660	672,206
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,305,047
				35,113,875
Total Municipal Obligations (Cost $1,476,975,927)				1,485,408,418
			Shares
MuniFund Preferred Shares–1.23%
Nuveen AMT-Free Municipal Credit Income Fund, Series B(c)(d)			8,880,000	8,880,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Short Term Municipal Fund

			Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(c)(d)			10,000,000	$10,000,000
Total MuniFund Preferred Shares (Cost $18,880,000)				18,880,000

Exchange-Traded Funds–0.06%
Invesco Rochester High Yield Municipal ETF (Cost $872,950)(k)			17,000	877,166
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $75,000)(c)(l)	15.00%	07/01/2025	$75	14,717
TOTAL INVESTMENTS IN SECURITIES(m)–98.47% (Cost $1,496,803,877)				1,505,180,301
OTHER ASSETS LESS LIABILITIES–1.53%				23,369,082
NET ASSETS–100.00%				$1,528,549,383
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $72,321,538, which represented 4.73% of the Fund’s Net Assets.

(d)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(e)	Security subject to the alternative minimum tax.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The aggregate value of these securities at February 28, 2025 was $540,000, which represented less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$873,372	$-	$-	$3,794	$-	$877,166	$17,449

*	Effective February 24, 2025, the fund’s named changed from Invesco Municipal Strategic Income ETF.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Short Term Municipal Fund

(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Short Term Municipal Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,495,930,927)	$1,504,303,135
Investments in affiliates, at value (Cost $872,950)	877,166
Cash	18,766,372
Receivable for:
Investments sold	430,000
Fund shares sold	3,582,013
Interest	15,774,936
Investments matured, at value (Cost $926,990)	12,600
Investment for trustee deferred compensation and retirement plans	57,362
Other assets	48,946
Total assets	1,543,852,530
Liabilities:
Payable for:
Investments purchased	8,922,536
Dividends	1,557,642
Fund shares reacquired	4,287,103
Accrued fees to affiliates	409,007
Accrued trustees’ and officers’ fees and benefits	2,997
Accrued other operating expenses	66,500
Trustee deferred compensation and retirement plans	57,362
Total liabilities	15,303,147
Net assets applicable to shares outstanding	$1,528,549,383
Net assets consist of:
Shares of beneficial interest	$1,561,939,977
Distributable earnings (loss)	(33,390,594)
$1,528,549,383
Net Assets:
Class A	$448,271,869
Class Y	$991,600,441
Class R6	$88,677,073
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	120,431,212
Class Y	266,377,021
Class R6	23,745,462
Class A:
Net asset value and offering price per share	$3.72
Class Y:
Net asset value and offering price per share	$3.72
Class R6:
Net asset value and offering price per share	$3.73
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Short Term Municipal Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$28,823,200
Dividends from affiliated money market funds	17,449
Total investment income	28,840,649
Expenses:
Advisory fees	3,014,924
Administrative services fees	111,172
Custodian fees	4,578
Distribution fees:
Class A	568,077
Transfer agent fees — A and Y	661,407
Transfer agent fees — R6	5,460
Trustees’ and officers’ fees and benefits	14,200
Registration and filing fees	53,703
Reports to shareholders	24,803
Professional services fees	55,903
Other	14,179
Total expenses	4,528,406
Less: Fees waived and/or expense offset arrangement(s)	(3,264)
Net expenses	4,525,142
Net investment income	24,315,507
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(151,594))	(730,621)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,348,604)
Affiliated investment securities	3,794
(2,344,810)
Net realized and unrealized gain (loss)	(3,075,431)
Net increase in net assets resulting from operations	$21,240,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Short Term Municipal Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$24,315,507	$52,996,774
Net realized gain (loss)	(730,621)	(7,424,526)
Change in net unrealized appreciation (depreciation)	(2,344,810)	16,756,299
Net increase in net assets resulting from operations	21,240,076	62,328,547
Distributions to shareholders from distributable earnings:
Class A	(7,402,079)	(17,003,397)
Class Y	(17,623,949)	(37,110,485)
Class R6	(1,529,180)	(2,270,388)
Total distributions from distributable earnings	(26,555,208)	(56,384,270)
Share transactions–net:
Class A	(19,657,515)	(144,263,341)
Class Y	(27,952,461)	(124,962,677)
Class R6	6,254,607	19,654,419
Net increase (decrease) in net assets resulting from share transactions	(41,355,369)	(249,571,599)
Net increase (decrease) in net assets	(46,670,501)	(243,627,322)
Net assets:
Beginning of period	1,575,219,884	1,818,847,206
End of period	$1,528,549,383	$1,575,219,884
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Short Term Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/25	$3.73	$0.05	$0.00	$0.05	$(0.06)	$3.72	1.35%	$448,272	0.76%(d)	0.76%(d)	0.76%(d)	2.97%(d)	24%
Year ended 08/31/24	3.72	0.11	0.02	0.13	(0.12)	3.73	3.53	469,454	0.77	0.77	0.77	3.00	91
Year ended 08/31/23	3.73	0.09	(0.01)	0.08	(0.09)	3.72	2.05	612,000	0.74	0.74	0.74	2.51	92
Year ended 08/31/22	3.79	0.02	(0.06)	(0.04)	(0.02)	3.73	(1.08)	1,001,761	0.75	0.75	0.74	0.57	114
Year ended 08/31/21	3.79	0.02	0.01	0.03	(0.03)	3.79	0.72	1,581,245	0.78	0.78	0.75	0.59	24
Year ended 08/31/20	3.77	0.06	0.02	0.08	(0.06)	3.79	2.14	896,488	0.82	0.82	0.76	1.56	89
Class Y
Six months ended 02/28/25	3.73	0.06	(0.01)	0.05	(0.06)	3.72	1.48	991,600	0.51 (d)	0.51 (d)	0.51 (d)	3.22 (d)	24
Year ended 08/31/24	3.72	0.12	0.02	0.14	(0.13)	3.73	3.80	1,023,037	0.52	0.52	0.52	3.25	91
Year ended 08/31/23	3.73	0.10	(0.01)	0.09	(0.10)	3.72	2.30	1,144,013	0.49	0.49	0.49	2.76	92
Year ended 08/31/22	3.80	0.03	(0.07)	(0.04)	(0.03)	3.73	(1.08)	1,538,307	0.50	0.50	0.49	0.82	114
Year ended 08/31/21	3.79	0.03	0.02	0.05	(0.04)	3.80	1.24	1,764,272	0.53	0.53	0.50	0.84	24
Year ended 08/31/20	3.77	0.07	0.02	0.09	(0.07)	3.79	2.39	1,230,817	0.57	0.57	0.51	1.81	89
Class R6
Six months ended 02/28/25	3.75	0.06	(0.01)	0.05	(0.07)	3.73	1.25	88,677	0.43 (d)	0.43 (d)	0.43 (d)	3.30 (d)	24
Year ended 08/31/24	3.73	0.12	0.03	0.15	(0.13)	3.75	4.15	82,729	0.45	0.45	0.45	3.32	91
Year ended 08/31/23	3.75	0.11	(0.03)	0.08	(0.10)	3.73	2.10	62,833	0.42	0.42	0.42	2.83	92
Year ended 08/31/22	3.81	0.03	(0.06)	(0.03)	(0.03)	3.75	(0.75)	45,727	0.44	0.44	0.43	0.88	114
Year ended 08/31/21	3.80	0.03	0.02	0.05	(0.04)	3.81	1.32	25,405	0.44	0.44	0.41	0.93	24
Year ended 08/31/20	3.77	0.07	0.03	0.10	(0.07)	3.80	2.72	2,903	0.50	0.51	0.44	1.88	89

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Short Term Municipal Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Term Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
The Fund currently consists of three different classes of shares: Class A, Class Y and Class R6. Class Y shares are available only to certain investors. Class A, Class Y and Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
24
Invesco Short Term Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
25
Invesco Short Term Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $250 million	0.425%
Next $500 million	0.400%
Next $4 billion	0.370%
Over $5 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y and Class R6 shares to 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
For the six months ended February 28, 2025, the Adviser waived advisory fees of $1,707.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class Y and Class R6 shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A shares. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by Class A shares of the Fund. For the six months ended February 28, 2025, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2025, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $639 from Class A shares for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
26
Invesco Short Term Municipal Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,485,408,418	$—	$1,485,408,418
MuniFund Preferred Shares	—	18,880,000	—	18,880,000
Exchange-Traded Funds	877,166	—	—	877,166
U.S. Dollar Denominated Bonds & Notes	—	—	14,717	14,717
Total Investments in Securities	877,166	1,504,288,418	14,717	1,505,180,301
Other Investments - Assets
Investments Matured	—	7,695	4,905	12,600
Total Investments	$877,166	$1,504,296,113	$19,622	$1,505,192,901
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2025, the Fund engaged in securities purchases of $13,483,535 and securities sales of $38,775,496, which resulted in net realized gains (losses) of $(151,594).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,557.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$24,054,035	$20,336,131	$44,390,166
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $358,802,938 and $454,557,835, respectively. As of February 28, 2025, the aggregate cost of
27
Invesco Short Term Municipal Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,129,293
Aggregate unrealized (depreciation) of investments	(2,481,585)
Net unrealized appreciation of investments	$7,647,708
Cost of investments for tax purposes is $1,497,545,193.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	15,641,088	$58,223,296	23,308,550	$86,734,783
Class Y	62,918,330	234,203,413	133,904,494	497,883,618
Class R6	9,407,536	35,162,306	11,743,513	43,897,180
Issued as reinvestment of dividends:
Class A	1,457,561	5,426,984	3,344,632	12,429,023
Class Y	2,996,122	11,156,055	6,267,975	23,295,078
Class R6	75,805	283,011	127,894	477,225
Reacquired:
Class A	(22,378,570)	(83,307,795)	(65,466,764)	(243,427,147)
Class Y	(73,443,912)	(273,311,929)	(173,760,266)	(646,141,373)
Class R6	(7,815,314)	(29,190,710)	(6,626,925)	(24,719,986)
Net increase (decrease) in share activity	(11,141,354)	$(41,355,369)	(67,156,897)	$(249,571,599)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Invesco Short Term Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
29
Invesco Short Term Municipal Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
O-STM-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco SMA Municipal Bond Fund
Nasdaq:
SMBMX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
13	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.36%
Alabama–3.99%
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB	5.25%	12/01/2027	$460	$480,258
Arizona–2.13%
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	256,086
California–7.88%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	217	218,831
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	9.50%	01/01/2035	250	253,743
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(a)	6.13%	11/01/2033	225	225,451
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	250	250,115
				948,140
Florida–8.42%
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	250	265,330
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(b)	5.25%	07/01/2047	250	255,400
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2031	235	241,556
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	251,949
				1,014,235
Georgia–6.47%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(c)	5.75%	06/01/2025	280	280,026
Main Street Natural Gas, Inc.; Series 2023 A, RB(c)	5.00%	06/01/2030	475	499,096
				779,122
Illinois–2.08%
Chicago (City of), IL Board of Education; Series 2015 C, GO Bonds	5.25%	12/01/2039	250	250,001
Indiana–2.15%
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	250	258,346
Iowa–2.88%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(d)	5.00%	12/01/2032	300	346,236
Louisiana–2.10%
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(c)	4.05%	07/01/2026	250	252,643
Massachusetts–1.78%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2025, Ref. RB	5.25%	01/01/2045	200	214,254
Minnesota–2.77%
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	250	248,395
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015 A, RB	4.75%	07/01/2025	85	84,599
				332,994
Missouri–2.18%
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2048	250	263,065
New York–8.66%
New York (City of), NY Municipal Water Finance Authority; Series 2015 FF, Ref. RB	5.00%	06/15/2039	250	251,113
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(b)	5.00%	08/01/2031	250	250,299
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2054	250	266,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oneida Indian Nation; Series 2024 B, RB(a)	6.00%	09/01/2043	$250	$274,265
				1,042,601
North Dakota–2.10%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	250	252,712
Ohio–8.82%
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-2, Ref. RB	5.00%	06/01/2055	250	228,910
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(a)	5.25%	01/01/2034	250	255,070
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(b)	5.25%	01/01/2042	300	327,089
Ohio (State of) Higher Educational Facility Commission (Kenyon College); Series 2015, Ref. RB	5.00%	07/01/2041	250	250,838
				1,061,907
Oregon–2.74%
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.25%	07/01/2039	300	330,005
Pennsylvania–8.07%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	200	205,627
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	256,976
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	250	253,830
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(b)	5.00%	12/31/2029	250	254,556
				970,989
South Carolina–4.47%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	250	264,292
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024 A, RB	5.25%	11/01/2044	250	274,388
				538,680
Texas–5.72%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	5.00%	07/15/2025	430	431,101
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(b)	5.00%	07/15/2028	250	257,708
				688,809
Virginia–3.67%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	250	251,777
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB(b)	5.00%	12/31/2040	180	190,457
				442,234
Wisconsin–7.28%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2037	200	200,653
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	160	162,959
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(a)	5.38%	12/15/2032	241	241,152
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	265	271,464
				876,228
TOTAL INVESTMENTS IN SECURITIES–96.36% (Cost $11,388,015)				11,599,545
OTHER ASSETS LESS LIABILITIES–3.64%				437,654
NET ASSETS–100.00%				$12,037,199
Investment Abbreviations:
GO	– General Obligation
RB	– Revenue Bonds
Ref.	– Refunding
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SMA Municipal Bond Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $1,976,724, which represented 16.42% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SMA Municipal Bond Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $11,388,015)	$11,599,545
Cash	600,775
Receivable for:
Fund expenses absorbed	16,908
Interest	131,853
Investment for trustee deferred compensation and retirement plans	7,201
Other assets	19,514
Total assets	12,375,796
Liabilities:
Payable for:
Investments purchased	243,125
Dividends	45,316
Fund shares reacquired	6,522
Accrued fees to affiliates	169
Accrued trustees’ and officers’ fees and benefits	1,350
Accrued other operating expenses	34,914
Trustee deferred compensation and retirement plans	7,201
Total liabilities	338,597
Net assets applicable to shares outstanding	$12,037,199
Net assets consist of:
Shares of beneficial interest	$11,705,087
Distributable earnings	332,112
$12,037,199
Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	1,167,471
Net asset value and offering price per share	$10.31
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SMA Municipal Bond Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$270,293
Expenses:
Administrative services fees	826
Custodian fees	135
Transfer agent fees	902
Trustees’ and officers’ fees and benefits	9,394
Registration and filing fees	10,438
Reports to shareholders	3,442
Professional services fees	39,505
Other	1,112
Total expenses	65,754
Less: Expenses reimbursed	(65,757)
Net expenses	(3)
Net investment income	270,296
Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	14,369
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(17,814)
Net realized and unrealized gain (loss)	(3,445)
Net increase in net assets resulting from operations	$266,851
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SMA Municipal Bond Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$270,296	$478,823
Net realized gain (loss)	14,369	(15,827)
Change in net unrealized appreciation (depreciation)	(17,814)	253,093
Net increase in net assets resulting from operations	266,851	716,089
Distributions to shareholders from distributable earnings	(261,564)	(447,892)
Net increase in net assets resulting from share transactions	472,137	1,232,950
Net increase in net assets	477,424	1,501,147
Net assets:
Beginning of period	11,559,775	10,058,628
End of period	$12,037,199	$11,559,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SMA Municipal Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Period Ended August 31, 2023(a)
Net asset value, beginning of period	$10.31	$10.06	$10.00
Net investment income(b)	0.23	0.46	0.22
Net gains (losses) on securities (both realized and unrealized)	0.00	0.22	(0.02)
Total from investment operations	0.23	0.68	0.20
Less: Dividends from net investment income	(0.23)	(0.43)	(0.14)
Net asset value, end of period	$10.31	$10.31	$10.06
Total return(c)	2.22%	6.91%	1.99%
Net assets, end of period (000’s omitted)	$12,037	$11,560	$10,059
Portfolio turnover rate(d)	44%	44%	166%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.00%(e)	0.00%	0.00%(e)
Without fee waivers and/or expense reimbursements	1.12%(e)	1.76%	2.46%(e)
Ratio of net investment income to average net assets	4.60%(e)	4.52%	4.11%(e)

(a)	Commencement date of February 21, 2023.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SMA Municipal Bond Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SMA Municipal Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund will be voted on exclusively by the shareholders of the Fund.
The Fund’s investment objective is to provide high current income exempt from regular federal income taxes with taxable capital appreciation as a secondary objective.
Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts (SMAs) for which Invesco Advisers, Inc (Invesco or the Adviser) or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
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Invesco SMA Municipal Bond Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Medium- and lower-grade municipal securities generally involve more volatility and greater risks, including credit, market, liquidity and management risks, than higher- grade securities. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations. As such, the Fund’s portfolio may consist of a higher portion of unrated securities than an investment company investing solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, which may have the effect of limiting the Fund’s ability to sell such securities at the desired price.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee.  However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate
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Invesco SMA Municipal Bond Fund

sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser reimbursed expenses of $65,757.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances and Borrowings
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$17,132	$—	$17,132
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
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Invesco SMA Municipal Bond Fund

NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $5,599,505 and $5,142,741, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$219,904
Aggregate unrealized (depreciation) of investments	(8,325)
Net unrealized appreciation of investments	$211,579
Cost of investments for tax purposes is $11,387,966.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold	54,342	$558,911	123,207	$1,249,946
Reacquired	(8,420)	(86,774)	(1,658)	(16,996)
Net increase in share activity	45,922	$472,137	121,549	$1,232,950

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 14% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 86% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco SMA Municipal Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
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Invesco SMA Municipal Bond Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
SMAMB-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:May 02, 2025